Registration No. 333-64751
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 21                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 103                                            [X]

                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           CHRITOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 New York Avenue, N.W.
                             Washington D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering: Continuous.

              It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On April 30, 2008 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 21 ("PEA") to the Form N-4 Registration Statement No. 333-64751 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2008 TO PROSPECTUSES FOR:



o Income Manager(R) Accumulator(R)   o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA     o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)       o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)            o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2008. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) managing your allocations; (8) disruptive transfer activity; (9) wire transmittals and electronic applications information; (10) certain information about our business day; (11) your contract date and contract date anniversary; (12) legal proceedings; (13) distribution of the contracts; (14) incorporation of certain documents by reference; (15) condensed financial information; and (16) hypothetical illustrations.

(1) HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 13014
     Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


                                                                 X01903 - Global

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the investment options;


o  elect to receive certain contract statements electronically;


o  enroll in, modify or cancel a rebalancing program (through EQAccess only);


o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS



PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                       income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                    International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.              o Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks to achieve capital growth and current income.        o Evergreen Investment Management
 BOND                                                                                      Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                 o Evergreen Investment Management
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
                              for capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks to achieve long-term total return.                   o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily       o AXA Equitable
 FOUNDING STRATEGY            seeks income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                         o Mellon Capital Management Corporation
                                                                                         o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                     o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with       o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.           o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                   applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                               ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                               purposes of this Portfolio, the words "reasonable           o Mellon Capital Management Corporation
                               current income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.                  o AXA Equitable
                                                                                           o Marsico Capital Management, LLC
                                                                                           o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.               o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation           o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                      o Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.               o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.            o AXA Equitable
                                                                                           o Mellon Capital Management Corporation
                                                                                           o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                               its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks to achieve capital appreciation, which may occa-      o Franklin Mutual Advisers, LLC
                               sionally be short-term, and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                      o OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.            o OppenheimerFunds, Inc.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve capital appreciation.                      o OppenheimerFunds, Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with        o Pacific Investment Management Company,
                               preservation of real capital and prudent investment man-      LLC
                               agement.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility     o BlackRock Financial Management, Inc.
                               of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                         secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks to achieve long-term capital growth.                  o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name             Objective                                                     applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital appreciation    o UBS Global Asset Management
                           with income as a secondary consideration.                       (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.                   o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING     Seeks to achieve long-term capital appreciation.              o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.                              o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.



(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(1)                                                          0.63%      1.72%



This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                    Manage-                          Other
Portfolio Name                    ment Fees(2)   12b-1 Fees(3)    Expenses (4)
--------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------
AXA Aggressive Allocation            0.10%          0.25%            0.17%
AXA Conservative Allocation          0.10%          0.25%            0.21%
AXA Conservative-Plus Allocation     0.10%          0.25%            0.19%
AXA Moderate Allocation              0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation         0.10%          0.25%            0.17%
Multimanager Aggressive Equity       0.60%          0.25%            0.19%
Multimanager Core Bond               0.58%          0.25%            0.18%
Multimanager Health Care             1.20%          0.25%            0.23%
Multimanager High Yield              0.57%          0.25%            0.19%
Multimanager International Equity    1.00%          0.25%            0.23%
Multimanager Large Cap Core Equity   0.89%          0.25%            0.21%
Multimanager Large Cap Growth        0.90%          0.25%            0.22%
Multimanager Large Cap Value         0.87%          0.25%            0.20%
Multimanager Mid Cap Growth          1.10%          0.25%            0.20%
Multimanager Mid Cap Value           1.09%          0.25%            0.20%
Multimanager Small Cap Growth        1.05%          0.25%            0.27%
Multimanager Small Cap Value         1.03%          0.25%            0.18%
Multimanager Technology              1.20%          0.25%            0.22%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                    Acquired
                                   Fund Fees      Total Annual    Fee Waivers
                                      and           Expenses         and/or       Net Annual
                                    Expenses        (Before         Expense        Expenses
                                  (Underlying       Expense        Reimburse-    After Expense
Portfolio Name                   Portfolio)(5)    Limitations)      ments(6)      Limitations
-----------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation            0.92%           1.44%           (0.17)%        1.27%
AXA Conservative Allocation          0.69%           1.25%           (0.21)%        1.04%
AXA Conservative-Plus Allocation     0.76%           1.30%           (0.19)%        1.11%
AXA Moderate Allocation              0.82%           1.34%           (0.17)%        1.17%
AXA Moderate-Plus Allocation         0.86%           1.38%           (0.17)%        1.21%
Multimanager Aggressive Equity        --             1.04%             --           1.04%
Multimanager Core Bond                --             1.01%           (0.01)%        1.00%
Multimanager Health Care              --             1.68%            0.00%         1.68%
Multimanager High Yield               --             1.01%             --           1.01%
Multimanager International Equity     --             1.48%            0.00%         1.48%
Multimanager Large Cap Core Equity    --             1.35%            0.00%         1.35%
Multimanager Large Cap Growth         --             1.37%           (0.02)%        1.35%
Multimanager Large Cap Value          --             1.32%            0.00%         1.32%
Multimanager Mid Cap Growth           --             1.55%            0.00%         1.55%
Multimanager Mid Cap Value            --             1.54%            0.00%         1.54%
Multimanager Small Cap Growth         --             1.57%           (0.02)%        1.55%
Multimanager Small Cap Value          --             1.46%            0.00%         1.46%
Multimanager Technology              0.01%           1.68%            0.00%         1.68%
-----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               Manage-                         Other
Portfolio Name                              ment Fees(2)   12b-1 Fees(3)    Expenses (4)
-------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              0.47%          0.25%            0.13%
EQ/AllianceBernstein Intermediate Government   0.50%          0.25%            0.13%
Securities
EQ/AllianceBernstein International             0.71%          0.25%            0.18%
EQ/AllianceBernstein Large Cap Growth          0.90%          0.25%            0.13%
EQ/AllianceBernstein Quality Bond              0.50%          0.25%            0.14%
EQ/AllianceBernstein Small Cap Growth          0.74%          0.25%            0.13%
EQ/AllianceBernstein Value                     0.59%          0.25%            0.12%
EQ/Ariel Appreciation II                       0.75%          0.25%            0.26%
EQ/BlackRock Basic Value Equity                0.55%          0.25%            0.13%
EQ/BlackRock International Value               0.81%          0.25%            0.19%
EQ/Boston Advisors Equity Income               0.75%          0.25%            0.14%
EQ/Calvert Socially Responsible                0.65%          0.25%            0.23%
EQ/Capital Guardian Growth                     0.65%          0.25%            0.14%
EQ/Capital Guardian Research                   0.63%          0.25%            0.13%
EQ/Caywood-Scholl High Yield Bond              0.60%          0.25%            0.16%
EQ/Davis New York Venture                      0.85%          0.25%            0.18%
EQ/Equity 500 Index                            0.25%          0.25%            0.13%
EQ/Evergreen International Bond                0.70%          0.25%            0.17%
EQ/Evergreen Omega                             0.65%          0.25%            0.25%
EQ/FI Mid Cap                                  0.68%          0.25%            0.13%
EQ/Franklin Income                             0.90%          0.25%            0.15%
EQ/Franklin Small Cap Value                    0.90%          0.25%            0.18%
EQ/Franklin Templeton Founding Strategy        0.05%          0.25%            0.22%
EQ/GAMCO Mergers and Acquisitions              0.90%          0.25%            0.19%
EQ/GAMCO Small Company Value                   0.76%          0.25%            0.12%
EQ/International Core PLUS                     0.60%          0.25%            0.30%
EQ/International Growth                        0.85%          0.25%            0.27%
EQ/JPMorgan Core Bond                          0.43%          0.25%            0.13%
EQ/JPMorgan Value Opportunities                0.60%          0.25%            0.14%
EQ/Large Cap Core PLUS                         0.50%          0.25%            0.25%
EQ/Large Cap Growth PLUS                       0.50%          0.25%            0.24%
EQ/Legg Mason Value Equity                     0.65%          0.25%            0.17%
EQ/Long Term Bond                              0.40%          0.25%            0.13%
EQ/Lord Abbett Growth and Income               0.65%          0.25%            0.16%
EQ/Lord Abbett Large Cap Core                  0.65%          0.25%            0.21%
EQ/Lord Abbett Mid Cap Value                   0.70%          0.25%            0.15%
EQ/Marsico Focus                               0.85%          0.25%            0.13%
EQ/Mid Cap Value PLUS                          0.55%          0.25%            0.24%
EQ/Money Market                                0.32%          0.25%            0.13%
EQ/Montag & Caldwell Growth                    0.75%          0.25%            0.15%
EQ/Mutual Shares                               0.90%          0.25%            0.21%
EQ/Oppenheimer Global                          0.95%          0.25%            0.51%
EQ/Oppenheimer Main Street Opportunity         0.85%          0.25%            0.45%
EQ/Oppenheimer Main Street Small Cap           0.90%          0.25%            0.48%
EQ/PIMCO Real Return                           0.55%          0.25%            0.14%
EQ/Short Duration Bond                         0.43%          0.25%            0.15%
EQ/Small Company Index                         0.25%          0.25%            0.14%
EQ/T. Rowe Price Growth Stock                  0.79%          0.25%            0.14%
EQ/Templeton Growth                            0.95%          0.25%            0.20%
EQ/UBS Growth and Income                       0.75%          0.25%            0.16%
EQ/Van Kampen Comstock                         0.65%          0.25%            0.15%
EQ/Van Kampen Emerging Markets Equity          1.11%          0.25%            0.28%
EQ/Van Kampen Mid Cap Growth                   0.70%          0.25%            0.15%
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                              Acquired
                                             Fund Fees      Total Annual     Fee Waivers
                                                and           Expenses         and/or        Net Annual
                                              Expenses        (Before         Expense         Expenses
                                            (Underlying       Expense        Reimburse-    After Expense
Portfolio Name                             Portfolio)(5)    Limitations)      ments(6)      Limitations
---------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               --             0.85%             --            0.85%
EQ/AllianceBernstein Intermediate Government    --             0.88%             --            0.88%
Securities
EQ/AllianceBernstein International              --             1.14%           (0.04)%         1.10%
EQ/AllianceBernstein Large Cap Growth           --             1.28%           (0.23)%         1.05%
EQ/AllianceBernstein Quality Bond               --             0.89%             --            0.89%
EQ/AllianceBernstein Small Cap Growth           --             1.12%             --            1.12%
EQ/AllianceBernstein Value                      --             0.96%           (0.01)%         0.95%
EQ/Ariel Appreciation II                        --             1.26%           (0.11)%         1.15%
EQ/BlackRock Basic Value Equity                 --             0.93%            0.00%          0.93%
EQ/BlackRock International Value                --             1.25%            0.00%          1.25%
EQ/Boston Advisors Equity Income                --             1.14%           (0.09)%         1.05%
EQ/Calvert Socially Responsible                 --             1.13%           (0.08)%         1.05%
EQ/Capital Guardian Growth                     0.01%           1.05%           (0.09)%         0.96%
EQ/Capital Guardian Research                    --             1.01%           (0.06)%         0.95%
EQ/Caywood-Scholl High Yield Bond               --             1.01%           (0.01)%         1.00%
EQ/Davis New York Venture                       --             1.28%            0.00%          1.28%
EQ/Equity 500 Index                             --             0.63%             --            0.63%
EQ/Evergreen International Bond                 --             1.12%            0.00%          1.12%
EQ/Evergreen Omega                              --             1.15%            0.00%          1.15%
EQ/FI Mid Cap                                   --             1.06%           (0.06)%         1.00%
EQ/Franklin Income                              --             1.30%            0.00%          1.30%
EQ/Franklin Small Cap Value                     --             1.33%           (0.03)%         1.30%
EQ/Franklin Templeton Founding Strategy        1.05%           1.57%           (0.12)%         1.45%(7)
EQ/GAMCO Mergers and Acquisitions               --             1.34%            0.00%          1.34%
EQ/GAMCO Small Company Value                    --             1.13%            0.00%          1.13%
EQ/International Core PLUS                     0.04%           1.19%           (0.05)%         1.14%
EQ/International Growth                         --             1.37%            0.00%          1.37%
EQ/JPMorgan Core Bond                           --             0.81%            0.00%          0.81%
EQ/JPMorgan Value Opportunities                 --             0.99%           (0.04)%         0.95%
EQ/Large Cap Core PLUS                         0.02%           1.02%           (0.05)%         0.97%
EQ/Large Cap Growth PLUS                       0.02%           1.01%           (0.04)%         0.97%
EQ/Legg Mason Value Equity                      --             1.07%           (0.07)%         1.00%
EQ/Long Term Bond                               --             0.78%            0.00%          0.78%
EQ/Lord Abbett Growth and Income                --             1.06%           (0.06)%         1.00%
EQ/Lord Abbett Large Cap Core                   --             1.11%           (0.11)%         1.00%
EQ/Lord Abbett Mid Cap Value                    --             1.10%           (0.05)%         1.05%
EQ/Marsico Focus                                --             1.23%           (0.08)%         1.15%
EQ/Mid Cap Value PLUS                          0.02%           1.06%           (0.04)%         1.02%
EQ/Money Market                                 --             0.70%             --            0.70%
EQ/Montag & Caldwell Growth                     --             1.15%            0.00%          1.15%
EQ/Mutual Shares                                --             1.36%           (0.06)%         1.30%
EQ/Oppenheimer Global                          0.01%           1.72%           (0.36)%         1.36%
EQ/Oppenheimer Main Street Opportunity         0.01%           1.56%           (0.25)%         1.31%
EQ/Oppenheimer Main Street Small Cap           0.01%           1.64%           (0.33)%         1.31%
EQ/PIMCO Real Return                            --             0.94%           (0.04)%         0.90%
EQ/Short Duration Bond                          --             0.83%            0.00%          0.83%
EQ/Small Company Index                          --             0.64%            0.00%          0.64%
EQ/T. Rowe Price Growth Stock                   --             1.18%           (0.03)%         1.15%
EQ/Templeton Growth                             --             1.40%           (0.05)%         1.35%
EQ/UBS Growth and Income                        --             1.16%           (0.11)%         1.05%
EQ/Van Kampen Comstock                          --             1.05%           (0.05)%         1.00%
EQ/Van Kampen Emerging Markets Equity           --             1.64%            0.00%          1.64%
EQ/Van Kampen Mid Cap Growth                    --             1.10%           (0.05)%         1.05%
---------------------------------------------------------------------------------------------------------



Notes:

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See footnotes (6) and (7) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (6) and (7) for any expense limitation agreement information.

(5) Each of these variable investment options invest in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------
   Portfolio Name
---------------------------------------------------
   Multimanager Aggressive Equity          0.97%
   Multimanager Health Care                1.67%
   Multimanager Large Cap Core Equity      1.34%
   Multimanager Large Cap Growth           1.29%
   Multimanager Large Cap Value            1.26%
   Multimanager Mid Cap Growth             1.52%
   Multimanager Mid Cap Value              1.53%
   Multimanager Small Cap Growth           1.35%
   Multimanager Small Cap Value            1.45%
   Multimanager Technology                 1.67%
   EQ/AllianceBernstein Common Stock       0.84%
   EQ/AllianceBernstein Large Cap Growth   1.03%
   EQ/AllianceBernstein Small Cap Growth   1.11%
   EQ/AllianceBernstein Value              0.87%
   EQ/Ariel Appreciation II                1.09%
   EQ/BlackRock Basic Value Equity         0.92%
   EQ/Davis New York Venture               1.25%
   EQ/Evergreen Omega                      1.12%
   EQ/GAMCO Mergers and Acquisitions       1.33%
   EQ/GAMCO Small Company Value            1.10%
   EQ/International Core PLUS              1.05%
   EQ/Large Cap Core PLUS                  0.83%
   EQ/Large Cap Growth PLUS                0.82%
   EQ/Legg Mason Value Equity              0.97%
   EQ/Lord Abbett Growth and Income        0.98%
   EQ/Lord Abbett Large Cap Core           0.99%
   EQ/Lord Abbett Mid Cap Value            1.04%
   EQ/Mid Cap Value PLUS                   0.81%
   EQ/Montag & Caldwell Growth             1.13%
   EQ/T. Rowe Price Growth Stock           0.87%
   EQ/UBS Growth and Income                1.04%
   EQ/Van Kampen Comstock                  0.99%
   EQ/Van Kampen Mid Cap Growth            1.04%
---------------------------------------------------



(7) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.0% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------
                                                       If you surrender your contract at the end
                                                             of the applicable time period
                                             ------------------------------------------------------------
           Portfolio Name                       1 year         3 years        5 years       10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
AXA Conservative-Plus Allocation              $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
AXA Moderate Allocation                       $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
AXA Moderate-Plus Allocation                  $ 1,060.00     $ 1,599.00     $ 2,164.00     $ 3,892.00
Multimanager Aggressive Equity                $ 1,024.00     $ 1,494.00     $ 1,991.00     $ 3,564.00
Multimanager Core Bond                        $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager Health Care                      $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
Multimanager High Yield                       $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager International Equity             $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
Multimanager Large Cap Core Equity            $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth                 $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value                  $ 1,054.00     $ 1,581.00     $ 2,133.00     $ 3,835.00
Multimanager Mid Cap Growth                   $ 1,078.00     $ 1,651.00     $ 2,249.00     $ 4,052.00
Multimanager Mid Cap Value                    $ 1,077.00     $ 1,648.00     $ 2,244.00     $ 4,043.00
Multimanager Small Cap Growth                 $ 1,080.00     $ 1,658.00     $ 2,259.00     $ 4,071.00
Multimanager Small Cap Value                  $ 1,069.00     $ 1,624.00     $ 2,204.00     $ 3,968.00
Multimanager Technology                       $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,008.00     $ 1,444.00     $ 1,909.00     $ 3,406.00
EQ/AllianceBernstein International            $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth         $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond             $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,016.00     $ 1,469.00     $ 1,950.00     $ 3,485.00
EQ/Ariel Appreciation II                      $ 1,048.00     $ 1,562.00     $ 2,103.00     $ 3,778.00
EQ/BlackRock Basic Value Equity               $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/BlackRock International Value              $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
EQ/Boston Advisors Equity Income              $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
EQ/Calvert Socially Responsible               $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Capital Guardian Growth                    $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Capital Guardian Research                  $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond             $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Davis New York Venture                     $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/Equity 500 Index                           $   981.00     $ 1,365.00     $ 1,779.00     $ 3,153.00
EQ/Evergreen International Bond               $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end
                                               of the applicable time period and select a non-life
                                                contingent period certain annuity option with less
                                                                 than five years
                                             ----------------------------------------------------------
           Portfolio Name                     1 year      3 years          5 years       10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 1,618.00       $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                     N/A     $ 1,559.00       $ 2,098.00     $ 3,768.00
AXA Conservative-Plus Allocation                N/A     $ 1,574.00       $ 2,123.00     $ 3,816.00
AXA Moderate Allocation                         N/A     $ 1,587.00       $ 2,143.00     $ 3,854.00
AXA Moderate-Plus Allocation                    N/A     $ 1,599.00       $ 2,164.00     $ 3,892.00
Multimanager Aggressive Equity                  N/A     $ 1,494.00       $ 1,991.00     $ 3,564.00
Multimanager Core Bond                          N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
Multimanager Health Care                        N/A     $ 1,691.00       $ 2,314.00     $ 4,172.00
Multimanager High Yield                         N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
Multimanager International Equity               N/A     $ 1,630.00       $ 2,214.00     $ 3,987.00
Multimanager Large Cap Core Equity              N/A     $ 1,590.00       $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth                   N/A     $ 1,596.00       $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value                    N/A     $ 1,581.00       $ 2,133.00     $ 3,835.00
Multimanager Mid Cap Growth                     N/A     $ 1,651.00       $ 2,249.00     $ 4,052.00
Multimanager Mid Cap Value                      N/A     $ 1,648.00       $ 2,244.00     $ 4,043.00
Multimanager Small Cap Growth                   N/A     $ 1,658.00       $ 2,259.00     $ 4,071.00
Multimanager Small Cap Value                    N/A     $ 1,624.00       $ 2,204.00     $ 3,968.00
Multimanager Technology                         N/A     $ 1,691.00       $ 2,314.00     $ 4,172.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,434.00       $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 1,444.00       $ 1,909.00     $ 3,406.00
EQ/AllianceBernstein International              N/A     $ 1,525.00       $ 2,042.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,568.00       $ 2,113.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,447.00       $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,519.00       $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                      N/A     $ 1,469.00       $ 1,950.00     $ 3,485.00
EQ/Ariel Appreciation II                        N/A     $ 1,562.00       $ 2,103.00     $ 3,778.00
EQ/BlackRock Basic Value Equity                 N/A     $ 1,459.00       $ 1,934.00     $ 3,455.00
EQ/BlackRock International Value                N/A     $ 1,559.00       $ 2,098.00     $ 3,768.00
EQ/Boston Advisors Equity Income                N/A     $ 1,525.00       $ 2,042.00     $ 3,662.00
EQ/Calvert Socially Responsible                 N/A     $ 1,522.00       $ 2,037.00     $ 3,652.00
EQ/Capital Guardian Growth                      N/A     $ 1,497.00       $ 1,996.00     $ 3,574.00
EQ/Capital Guardian Research                    N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,484.00       $ 1,975.00     $ 3,535.00
EQ/Davis New York Venture                       N/A     $ 1,568.00       $ 2,113.00     $ 3,797.00
EQ/Equity 500 Index                             N/A     $ 1,365.00       $ 1,779.00     $ 3,153.00
EQ/Evergreen International Bond                 N/A     $ 1,519.00       $ 2,032.00     $ 3,642.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                             If you do not surrender your
                                                                  contract at the end
                                                            of the applicable time period
                                             ----------------------------------------------------------
           Portfolio Name                      1 year       3 years         5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 366.00     $ 1,118.00      $ 1,894.00     $ 3,949.00
AXA Conservative Allocation                   $ 347.00     $ 1,059.00      $ 1,798.00     $ 3,768.00
AXA Conservative-Plus Allocation              $ 352.00     $ 1,074.00      $ 1,823.00     $ 3,816.00
AXA Moderate Allocation                       $ 356.00     $ 1,087.00      $ 1,843.00     $ 3,854.00
AXA Moderate-Plus Allocation                  $ 360.00     $ 1,099.00      $ 1,864.00     $ 3,892.00
Multimanager Aggressive Equity                $ 324.00     $   994.00      $ 1,691.00     $ 3,564.00
Multimanager Core Bond                        $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
Multimanager Health Care                      $ 392.00     $ 1,191.00      $ 2,014.00     $ 4,172.00
Multimanager High Yield                       $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
Multimanager International Equity             $ 371.00     $ 1,130.00      $ 1,914.00     $ 3,987.00
Multimanager Large Cap Core Equity            $ 357.00     $ 1,090.00      $ 1,848.00     $ 3,864.00
Multimanager Large Cap Growth                 $ 359.00     $ 1,096.00      $ 1,858.00     $ 3,883.00
Multimanager Large Cap Value                  $ 354.00     $ 1,081.00      $ 1,833.00     $ 3,835.00
Multimanager Mid Cap Growth                   $ 378.00     $ 1,151.00      $ 1,949.00     $ 4,052.00
Multimanager Mid Cap Value                    $ 377.00     $ 1,148.00      $ 1,944.00     $ 4,043.00
Multimanager Small Cap Growth                 $ 380.00     $ 1,158.00      $ 1,959.00     $ 4,071.00
Multimanager Small Cap Value                  $ 369.00     $ 1,124.00      $ 1,904.00     $ 3,968.00
Multimanager Technology                       $ 392.00     $ 1,191.00      $ 2,014.00     $ 4,172.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 304.00     $   934.00      $ 1,593.00     $ 3,376.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 308.00     $   944.00      $ 1,609.00     $ 3,406.00
EQ/AllianceBernstein International            $ 335.00     $ 1,025.00      $ 1,742.00     $ 3,662.00
EQ/AllianceBernstein Large Cap Growth         $ 350.00     $ 1,068.00      $ 1,813.00     $ 3,797.00
EQ/AllianceBernstein Quality Bond             $ 309.00     $   947.00      $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 333.00     $ 1,019.00      $ 1,732.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 316.00     $   969.00      $ 1,650.00     $ 3,485.00
EQ/Ariel Appreciation II                      $ 348.00     $ 1,062.00      $ 1,803.00     $ 3,778.00
EQ/BlackRock Basic Value Equity               $ 313.00     $   959.00      $ 1,634.00     $ 3,455.00
EQ/BlackRock International Value              $ 347.00     $ 1,059.00      $ 1,798.00     $ 3,768.00
EQ/Boston Advisors Equity Income              $ 335.00     $ 1,025.00      $ 1,742.00     $ 3,662.00
EQ/Calvert Socially Responsible               $ 334.00     $ 1,022.00      $ 1,737.00     $ 3,652.00
EQ/Capital Guardian Growth                    $ 326.00     $   997.00      $ 1,696.00     $ 3,574.00
EQ/Capital Guardian Research                  $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
EQ/Caywood-Scholl High Yield Bond             $ 321.00     $   984.00      $ 1,675.00     $ 3,535.00
EQ/Davis New York Venture                     $ 350.00     $ 1,068.00      $ 1,813.00     $ 3,797.00
EQ/Equity 500 Index                           $ 281.00     $   865.00      $ 1,479.00     $ 3,153.00
EQ/Evergreen International Bond               $ 333.00     $ 1,019.00      $ 1,732.00     $ 3,642.00
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                   If you surrender your contract at the end
                                                         of the applicable time period
                                         ------------------------------------------------------------
           Portfolio Name                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                        $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/FI Mid Cap                             $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Franklin Income                        $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/Franklin Small Cap Value               $ 1,055.00     $ 1,584.00     $ 2,138.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy   $ 1,080.00     $ 1,658.00     $ 2,259.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions         $ 1,056.00     $ 1,587.00     $ 2,143.00     $ 3,854.00
EQ/GAMCO Small Company Value              $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/International Core PLUS                $ 1,040.00     $ 1,540.00     $ 2,067.00     $ 3,710.00
EQ/International Growth                   $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
EQ/JPMorgan Core Bond                     $ 1,000.00     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/JPMorgan Value Opportunities           $ 1,019.00     $ 1,478.00     $ 1,965.00     $ 3,515.00
EQ/Large Cap Core PLUS                    $ 1,022.00     $ 1,487.00     $ 1,981.00     $ 3,544.00
EQ/Large Cap Growth PLUS                  $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                $ 1,028.00     $ 1,503.00     $ 2,006.00     $ 3,594.00
EQ/Long Term Bond                         $   997.00     $ 1,413.00     $ 1,857.00     $ 3,305.00
EQ/Lord Abbett Growth and Income          $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core             $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value              $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00
EQ/Marsico Focus                          $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/Mid Cap Value PLUS                     $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Money Market                           $   989.00     $ 1,387.00     $ 1,816.00     $ 3,224.00
EQ/Montag & Caldwell Growth               $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Mutual Shares                          $ 1,058.00     $ 1,593.00     $ 2,153.00     $ 3,873.00
EQ/Oppenheimer Global                     $ 1,096.00     $ 1,704.00     $ 2,334.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity    $ 1,079.00     $ 1,655.00     $ 2,254.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap      $ 1,087.00     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/PIMCO Real Return                      $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/Short Duration Bond                    $ 1,002.00     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Small Company Index                    $   982.00     $ 1,369.00     $ 1,784.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock             $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Templeton Growth                       $ 1,062.00     $ 1,605.00     $ 2,174.00     $ 3,911.00
EQ/UBS Growth and Income                  $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Van Kampen Comstock                    $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity     $ 1,087.00     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth              $ 1,031.00     $ 1,512.00     $ 2,021.00     $ 3,623.00
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                       If you annuitize at the end
                                           of the applicable time period and select a non-life
                                            contingent period certain annuity option with less
                                                             than five years
                                         ------------------------------------------------------
           Portfolio Name                 1 year      3 years        5 years       10 years
-----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/FI Mid Cap                               N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Franklin Income                          N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/Franklin Small Cap Value                 N/A     $ 1,584.00     $ 2,138.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy     N/A     $ 1,658.00     $ 2,259.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions           N/A     $ 1,587.00     $ 2,143.00     $ 3,854.00
EQ/GAMCO Small Company Value                N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/International Core PLUS                  N/A     $ 1,540.00     $ 2,067.00     $ 3,710.00
EQ/International Growth                     N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00
EQ/JPMorgan Core Bond                       N/A     $ 1,422.00     $ 1,873.00     $ 3,335.00
EQ/JPMorgan Value Opportunities             N/A     $ 1,478.00     $ 1,965.00     $ 3,515.00
EQ/Large Cap Core PLUS                      N/A     $ 1,487.00     $ 1,981.00     $ 3,544.00
EQ/Large Cap Growth PLUS                    N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                  N/A     $ 1,503.00     $ 2,006.00     $ 3,594.00
EQ/Long Term Bond                           N/A     $ 1,413.00     $ 1,857.00     $ 3,305.00
EQ/Lord Abbett Growth and Income            N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core               N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value                N/A     $ 1,512.00     $ 2,021.00     $ 3,623.00
EQ/Marsico Focus                            N/A     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/Mid Cap Value PLUS                       N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Money Market                             N/A     $ 1,387.00     $ 1,816.00     $ 3,224.00
EQ/Montag & Caldwell Growth                 N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Mutual Shares                            N/A     $ 1,593.00     $ 2,153.00     $ 3,873.00
EQ/Oppenheimer Global                       N/A     $ 1,704.00     $ 2,334.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity      N/A     $ 1,655.00     $ 2,254.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap        N/A     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/PIMCO Real Return                        N/A     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/Short Duration Bond                      N/A     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Small Company Index                      N/A     $ 1,369.00     $ 1,784.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock               N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Templeton Growth                         N/A     $ 1,605.00     $ 2,174.00     $ 3,911.00
EQ/UBS Growth and Income                    N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Van Kampen Comstock                      N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity       N/A     $ 1,679.00     $ 2,294.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth                N/A     $ 1,512.00     $ 2,021.00     $ 3,623.00
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                           If you do not surrender your
                                                                contract at the end
                                                          of the applicable time period
                                           ----------------------------------------------------------
           Portfolio Name                    1 year       3 years         5 years       10 years
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          $ 336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
EQ/FI Mid Cap                               $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Franklin Income                          $ 352.00     $ 1,074.00     $ 1,823.00     $ 3,816.00
EQ/Franklin Small Cap Value                 $ 355.00     $ 1,084.00     $ 1,838.00     $ 3,845.00
EQ/Franklin Templeton Founding Strategy     $ 380.00     $ 1,158.00     $ 1,959.00     $ 4,071.00
EQ/GAMCO Mergers and Acquisitions           $ 356.00     $ 1,087.00     $ 1,843.00     $ 3,854.00
EQ/GAMCO Small Company Value                $ 334.00     $ 1,022.00     $ 1,737.00     $ 3,652.00
EQ/International Core PLUS                  $ 340.00     $ 1,040.00     $ 1,767.00     $ 3,710.00
EQ/International Growth                     $ 359.00     $ 1,096.00     $ 1,858.00     $ 3,883.00
EQ/JPMorgan Core Bond                       $ 300.00     $   922.00     $ 1,573.00     $ 3,335.00
EQ/JPMorgan Value Opportunities             $ 319.00     $   978.00     $ 1,665.00     $ 3,515.00
EQ/Large Cap Core PLUS                      $ 322.00     $   987.00     $ 1,681.00     $ 3,544.00
EQ/Large Cap Growth PLUS                    $ 321.00     $   984.00     $ 1,675.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 328.00     $ 1,003.00     $ 1,706.00     $ 3,594.00
EQ/Long Term Bond                           $ 297.00     $   913.00     $ 1,557.00     $ 3,305.00
EQ/Lord Abbett Growth and Income            $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Lord Abbett Large Cap Core               $ 332.00     $ 1,015.00     $ 1,727.00     $ 3,633.00
EQ/Lord Abbett Mid Cap Value                $ 331.00     $ 1,012.00     $ 1,721.00     $ 3,623.00
EQ/Marsico Focus                            $ 344.00     $ 1,053.00     $ 1,788.00     $ 3,749.00
EQ/Mid Cap Value PLUS                       $ 327.00     $ 1,000.00     $ 1,701.00     $ 3,584.00
EQ/Money Market                             $ 289.00     $   887.00     $ 1,516.00     $ 3,224.00
EQ/Montag & Caldwell Growth                 $ 336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
EQ/Mutual Shares                            $ 358.00     $ 1,093.00     $ 1,853.00     $ 3,873.00
EQ/Oppenheimer Global                       $ 396.00     $ 1,204.00     $ 2,034.00     $ 4,209.00
EQ/Oppenheimer Main Street Opportunity      $ 379.00     $ 1,155.00     $ 1,954.00     $ 4,061.00
EQ/Oppenheimer Main Street Small Cap        $ 387.00     $ 1,179.00     $ 1,994.00     $ 4,136.00
EQ/PIMCO Real Return                        $ 314.00     $   962.00     $ 1,640.00     $ 3,465.00
EQ/Short Duration Bond                      $ 302.00     $   928.00     $ 1,583.00     $ 3,356.00
EQ/Small Company Index                      $ 282.00     $   869.00     $ 1,484.00     $ 3,163.00
EQ/T. Rowe Price Growth Stock               $ 339.00     $ 1,037.00     $ 1,762.00     $ 3,701.00
EQ/Templeton Growth                         $ 362.00     $ 1,105.00     $ 1,874.00     $ 3,911.00
EQ/UBS Growth and Income                    $ 337.00     $ 1,031.00     $ 1,752.00     $ 3,681.00
EQ/Van Kampen Comstock                      $ 326.00     $   997.00     $ 1,696.00     $ 3,574.00
EQ/Van Kampen Emerging Markets Equity       $ 387.00     $ 1,179.00     $ 1,994.00     $ 4,136.00
EQ/Van Kampen Mid Cap Growth                $ 331.00     $ 1,012.00     $ 1,721.00     $ 3,623.00
-----------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Prospectus.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond, EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, and the Fixed Maturity Options (FMOs) are investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or 6%, as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.



(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2008.

o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.


o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.


o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) or 403(b) plan which permits designated Roth elective deferral contributions to be made. Beginning in 2008, conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

o A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA plan under certain circumstances.


REQUIRED MINIMUM DISTRIBUTIONS


Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and 403(b) plans funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.



(6) UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



(7) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(8) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     - on a non-business day;
     - after 4:00 p.m. Eastern Time on a business day; or
     - after an early close of regular trading on the NYSE on a business day.


If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.



(12) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(13) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



(14) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.


The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Compreshensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


(15) CONDENSED FINANCIAL INFORMATION


The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2007. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                         2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.90    $  13.24     $  11.36    $  10.64          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  448         263          109          64          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.48    $  10.98     $  10.44    $  10.31          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  387         251          226          98          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  11.91    $  11.43     $  10.63    $  10.41          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  441         206          114          54          --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  57.64    $  54.74     $  50.07    $  48.21    $  44.75
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  570         843          703         778         909
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  54.56    $  51.94     $  47.62    $  45.97    $  42.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  789         613          971       1,106       1,263
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  13.37    $  12.71     $  11.23          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                1,837       1,295          728          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 299.23    $ 291.81     $ 266.03    $ 257.37    $ 227.59
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  203         380          322         407         498
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 290.90    $ 284.40     $ 259.92    $ 252.09    $ 223.47
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  311         266          458         552         639
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.22    $  20.04     $  19.61    $  19.55    $  19.35
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  205         469          293         354         460
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  20.66    $  19.56     $  19.19    $  19.17    $  19.03
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  361         238          563         766         998
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.42    $  19.35     $  15.81    $  13.84    $  11.82
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  978       1,145        1,271       1,509       1,843
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  20.84    $  18.87     $  15.45    $  13.56    $  11.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                1,020       1,130        1,246       1,359       1,568
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $   8.00    $   7.10     $   7.22    $   6.36    $   5.93
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  674         995        1,173       1,269       1,663
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  17.39    $  16.83     $  16.40    $  16.26    $  15.86
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  170         227          287         275         292
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.93    $  18.96     $  17.56    $  15.89    $  14.06
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  155         974          365         358         402
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  21.37    $  18.53     $  17.20    $  15.60    $  13.85
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  810         304        1,163       1,361       1,510
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $   9.06          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                4,100          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                       -------------------------------------------------------------
                                                                           2002        2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  37.91    $  43.83           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,013         387           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  36.32    $  42.10           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,386         736           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $ 153.56    $ 232.44     $ 262.80     $ 309.23     $ 249.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    560         748          893          993        1,079
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $ 151.16    $ 229.38     $ 260.00     $ 306.70     $ 248.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    698         875          988        1,066        1,101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  19.12    $  17.76     $  16.62     $  15.40     $  15.55
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,043         641          360          451          524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  18.85    $  17.56     $  16.46     $  15.30     $  15.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,296       1,054          735          871        1,079
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   8.83    $   9.91     $  13.00     $  17.08     $  12.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,978         816          941          855        1,001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   8.69    $   9.77     $  12.89     $  16.97     $  12.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,624         390          438          414          438
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   4.87    $   7.16     $   9.53     $  11.81           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,968       2,839        3,046        1,792           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  15.49          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    240          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.07    $  14.57     $  16.95     $  15.04     $  11.90
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                    428         497          487          192          314
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            $   9.94    $  14.41     $  16.81     $  14.96     $  11.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  1,604       1,800        1,985        1,762        2,306
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class A
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                  --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                     --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                        2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.05     $ 18.28      $ 15.23     $ 14.61     $ 13.03
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               7,094       1,987        2,290       2,543       2,775
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.13     $ 11.39      $ 10.37          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  18           8            2          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 24.66     $ 24.66      $ 20.63     $ 20.27     $ 18.55
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               1,030       1,201        1,488       1,843       2,009
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Black Rock International Value -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 25.44     $ 23.35      $ 18.80     $ 17.16     $ 14.27
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 736         795          814         779         839
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.06     $  6.89      $  6.01     $  5.73          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 346         380          367          50          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.17     $  9.18      $  8.82     $  8.21     $  8.01
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  12           6           12          19          10
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.94     $ 13.37      $ 12.60     $ 12.12     $ 11.62
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  58          38           28          15          14
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.34     $ 13.28      $ 11.99     $ 11.44     $ 10.43
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               1,117       1,048        1,232       1,468       1,625
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.29     $ 11.11      $ 10.41          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  78          57           25          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.13     $ 10.85           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 105          19           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class A
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 32.78     $ 31.52           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  --          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 31.91     $ 30.76      $ 27.04     $ 26.20     $ 24.04
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 521         624          717         858         994
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.77     $  9.97      $  9.75          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  98          55            5          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.98     $  9.07      $  8.66     $  8.43     $  7.97
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 113         121          149         225         198
---------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.91     $ 13.03      $ 11.81     $ 11.24     $  9.80
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 520         620          750         697         677
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.53     $ 10.44           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     357          78           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.78     $ 10.83           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      39           6           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.53          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      62          --           --          --          --
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              -------------------------------------------------------------
                                                                  2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 10.24     $ 12.00          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,810       2,882          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 14.30     $ 17.36     $ 16.64       $ 15.06     $ 12.81
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,129       2,223       1,946         2,162       2,127
---------------------------------------------------------------------------------------------------------------------------
 EQ/Black Rock International Value -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.27          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           956          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.34     $  8.72          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             3          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  9.48          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            11          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  8.02     $ 10.78     $ 11.13       $ 10.63          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,727          80          57            20          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class A
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 19.03     $ 24.80     $ 28.57       $ 32.04     $ 26.99
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,017       1,094       1,206            11          14
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  5.83     $  7.76     $  9.47       $ 10.84          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            84          52          59            44          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.90     $  8.56     $ 10.00            --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           427         292          43            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                              2007        2006        2005       2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.93     $ 11.67     $ 10.52          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        70         198         132          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 30.84     $ 28.54     $ 24.30     $ 23.56         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       151          94          71          20         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.80     $ 14.75     $ 12.51     $ 10.81    $  9.62    $  7.34
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       209         238         233         209        144         56
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.43     $ 14.30     $ 11.51          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       133          42          12          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.87     $ 14.59     $ 14.19     $ 14.04    $ 13.64    $ 13.35
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       623         630         688         621        618        623
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.00     $ 16.39     $ 13.77     $ 13.40    $ 12.23    $  9.76
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       557         654         747         946      1,120      1,280
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.04     $ 10.75     $  9.63     $  9.09    $  8.25    $  6.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        50          85         103          98        107         99
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.59     $ 15.39     $ 14.44     $ 13.40    $ 12.04    $  9.42
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       954       1,056       1,226       1,570      1,952      2,239
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.45     $ 11.24     $ 10.65          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        70          54           7          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.70     $ 10.08     $ 10.01          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        64          47          69          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.58     $ 12.30     $ 10.61          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        41          56          18          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.89     $ 11.78     $ 10.58          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        26          10           8          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.33     $ 12.41     $ 11.16          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       200         167         199          --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.73     $ 16.61     $ 15.37     $ 14.05    $ 12.86    $  9.92
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       710         770         736         693        778        439
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.41     $ 17.90     $ 16.10     $ 14.63    $ 12.56    $  9.53
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)     1,257       1,559       1,833       2,058      2,302      2,470
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.86     $ 31.67     $ 30.59     $ 30.08    $ 30.12    $ 30.22
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       259         433         238         344        444        863
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.05     $ 30.96     $ 29.98     $ 29.55    $ 29.66    $ 29.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       361         262         400         566        711      1,022
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.96     $  4.99     $  4.68     $  4.49         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        81          50          54          --         --         --
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -------------------------------------------------
                                                                  2001         2000        1999        1998
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 12.19      $ 13.24     $ 12.54     $ 12.86
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1,543        1,692       2,198       2,347
---------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  8.76      $ 10.55     $ 10.75          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            84           75          73          --
---------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 14.51      $ 22.25     $ 27.74     $ 16.16
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         3,104        3,748       3,430       2,619
---------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.35           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            29           --          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.31      $ 11.00     $ 10.58     $ 10.52
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2,317        1,758       2,259       2,984
---------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 30.12      $ 29.34     $ 27.94     $ 26.92
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           954          817       1,201         839
---------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
---------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 29.82      $ 29.13     $ 27.80     $ 26.85
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           965          851       1,548       1,193
---------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --           --          --          --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                              2007        2006        2005       2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.77     $ 10.72         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       138          21         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.60     $ 11.10         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        30           9         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18     $ 10.94         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        13           6         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.78     $ 11.11         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        11           1         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.88     $  9.87    $  9.95          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       272         195        161          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.69     $ 10.27    $  9.99          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        65          83         47          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.94     $ 17.46    $ 15.00     $ 14.56     $ 12.51    $  8.68
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       265         341        383         499         427        297
-------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.16     $ 17.14    $ 18.06     $ 17.57          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        99          14         12          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.86     $ 10.76         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        94          20         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.35     $  6.35    $  5.63     $  5.23          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        86         146        117          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.53     $ 11.96    $ 10.44          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        93         157        129          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 26.97     $ 19.21    $ 14.18     $ 10.80     $  8.84    $  5.73
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       960       1,021      1,010         876         859        894
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.19     $ 13.38    $ 12.39          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       135          48         30          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 70.46     $ 63.84    $ 61.29     $ 57.16     $ 51.45    $ 37.75
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       186         197        270         320         387        453
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class B
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 68.51     $ 62.23    $ 59.89     $ 55.99     $ 50.53    $ 37.17
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       159         227        234         272         297        327
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.20     $ 11.62    $ 11.33     $ 11.26     $ 10.97    $ 10.69
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       379         416        490         551         570        493
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.15     $ 12.21    $ 11.75     $ 11.11     $ 10.02    $  7.91
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       153         206        216         231         234        160
-------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class A
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 35.48     $ 34.71    $ 31.86     $ 31.20     $ 28.97    $ 23.85
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        76         378        110         132         131         93
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -----------------------------------------------
                                                                  2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 11.10     $ 11.01     $ 11.52     $  9.66
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           320         303         334         244
-------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.16     $  6.57     $ 11.09     $  5.73
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           812         908         795         567
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class A
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 53.56     $ 72.23     $ 84.11     $ 71.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           576         705         854       1,101
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity -- Class B
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 52.87     $ 71.48     $ 83.44     $ 71.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           399         478         561         680
-------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --          --
-------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class A
-------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 24.80     $ 24.85     $ 27.52     $ 28.81
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           104          71          99         173
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
                                                                    -------------------------------------------------------------
                                                                        2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class B
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 34.49     $ 33.83      $ 31.13     $ 30.56     $ 28.44
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 326          93          449         548         583
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 19.02     $ 17.11      $ 13.81     $ 12.11     $ 10.39
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 260         315          260         243         212
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.93     $ 12.46      $ 11.09     $ 10.52     $  9.70
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                  65          82          131         131         133
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.70     $  9.73      $  9.84     $  9.26     $  8.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 183         252          270         281         251
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 14.86     $ 14.50      $ 12.30     $ 11.61     $ 10.27
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 319         302          296         259         232
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.21     $ 11.04      $ 10.19     $  9.51     $  8.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 302         284          324         333         384
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.91     $ 14.06      $ 12.40     $ 11.69     $ 10.26
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 208         325          332         447         402
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.16     $  8.94      $  8.20     $  7.72          --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 196         101           70          13          --
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 17.85     $ 20.03      $ 17.45     $ 16.86     $ 14.57
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 279         399          485         526         495
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.51     $ 10.71      $ 10.09     $  9.18     $  8.84
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 274         316          382         537         207
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              -----------------------------------------------------------
                                                                  2002        2001        2000         1999        1998
-------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield -- Class B
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 23.48     $ 24.47     $ 24.59      $ 27.30     $ 28.65
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           592         707         796        1,064       1,451
-------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.82          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           129          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.66          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            88          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.80          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           164          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.92          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           205          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  6.21          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           214          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  7.38          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           250          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            --          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 10.73          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           384          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  5.67          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            44          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007       2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.05    $  14.43    $  12.45    $  11.72    $  10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           8          10          13          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,377       3,084       1,519         656          32          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.76    $  11.31    $  10.82    $  10.74    $  10.30          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5           6           5          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,454       1,800       1,000         281           1          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40    $  11.96    $  11.19    $  11.02    $  10.41          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       3,022       2,176         414          84          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.27    $  46.21    $  42.61    $  41.36    $  38.70    $  33.05
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          32          33           8           9          13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,098       2,325       1,725         893         383          86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.45    $  13.82    $  12.28    $  11.71    $  10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7          --           4          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      23,506      14,705       6,917       2,788          46          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $243.48    $ 239.38    $ 219.99    $ 214.55    $ 191.26    $ 130.09
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3           3           3           4           6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          65          73          73          64          29           9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.82    $  17.92    $  17.67    $  17.76    $  17.72    $  17.65
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          29          39          67          84         146
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         404         376         481         416         458         259
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.41    $  17.67    $  14.55    $  12.84    $  11.05    $   8.32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           9          10          13          20          20
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,236       1,508       1,037         649         530         142
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62    $   6.80    $   6.96    $   6.16    $   5.78    $   4.77
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          14          17          17          24          22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,050       1,042       1,055         981         856         341
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.06    $  15.63    $  15.31    $  15.27    $  14.97    $  14.71
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          14          17          14          17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         626         590         573         555         512         198
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.14    $  17.56    $  16.39    $  14.95    $  13.34    $   9.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          18          18          20          25          28
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         443         462         372         312         478         121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.31    $  17.38    $  14.57    $  14.06    $  12.60    $   9.96
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          21          35          49          54          60
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,123       2,507       2,363       2,169       1,481         530
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007        2006       2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.99    $  11.31    $ 10.35          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         123         40          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.24    $  23.37    $ 19.66     $ 19.43     $ 17.87     $ 13.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          14         19          21          25          32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         842         856        849         802         502         184
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.97    $  22.13    $ 17.91     $ 16.44     $ 13.75     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          3           3           6           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,136        1052        782         522         441         161
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.71    $   6.59    $  5.78     $  5.54          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571         504        326          15          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71    $   8.81    $  8.51     $  7.96     $  7.82     $  6.22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2          2           1           1          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         373         353        314         204         249          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.14    $  12.67    $ 12.00     $ 11.62     $ 11.20     $  9.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,289        1484        351         160         164          40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.71    $  12.72    $ 11.55     $ 11.08     $ 10.16     $  7.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --           1          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,063       1,393      1,585       1,200         776         200
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  11.01    $ 10.37          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         225         81          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.05       10.84         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,189         216         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.54    $  28.64    $ 25.31     $ 24.66     $ 22.76     $ 18.11
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           9         12          13          16          10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,547          64      1,604       1,386       1,074         399
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64    $   9.90    $  9.74          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          1          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         476         185          8          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49    $   8.67    $  8.33     $  8.15     $  7.75     $  5.70
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --           1           2           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         249         215        280         377         218          32
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2007        2006        2005        2004       2003       2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35     $ 12.57     $ 11.47     $ 10.97    $  9.62    $  6.81
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          31          35          38         41         39
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,166       1,890       1,556       1,391        883        285
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $ 10.42          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,574         368          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $ 10.81          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         421          38          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,805          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.75     $ 11.56     $ 10.48          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         337         193          77          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.67     $ 25.76     $ 22.05     $ 21.50         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         233          79           9         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.01     $ 14.13     $ 12.06     $ 10.47    $  9.38    $  7.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,289       3,208       2,337       1,926      1,026        282
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18     $ 14.17     $ 11.47          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         665         269          56          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.07     $ 13.88     $ 13.57     $ 13.50    $ 13.20    $ 12.99
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           8          12           8          7          9
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,473       1,477       1,527       1,343      1,175        441
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.08     $ 15.53     $ 13.12     $ 12.84    $ 11.78    $  9.45
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2          11          11         16         13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         288         351         347         370        307        128
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 10.28     $  9.26     $  8.79    $  8.03    $  6.69
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         458         510         603         610        598        229
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.57     $ 14.58     $ 13.76     $ 12.84    $ 11.60    $  9.12
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           2          5          7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         192         184         149         93         38
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.32     $ 11.17     $ 10.63          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         532         144          --         --         --
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -------------------------------------------------------------------
                                                                2007       2006       2005        2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54    $  9.98    $  9.98          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          2         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         248        135        173          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39    $ 12.18    $ 10.57          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369        308         83          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.70    $ 11.67    $ 10.54          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         442        196         84          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.15    $ 12.29    $ 11.12          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --          1          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         888        591        290          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.08    $ 16.13    $ 15.01     $ 13.79     $ 12.69    $  9.85
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5         11          8          11          16          8
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,346      2,714      2,354       1,938       1,510        386
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.40    $ 16.96    $ 15.34     $ 14.02     $ 12.10    $  9.24
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8         16         19          26          31         36
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,069      1,156      1,107       1,007         636        237
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.65    $ 26.86    $ 26.15     $ 25.92     $ 26.17    $ 26.47
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21         22          8          15          37         57
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,051       1102        845         349         434        630
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.66    $  4.77    $  4.49     $  4.34          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657         83         72          22          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.69    $ 10.70         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,727        258         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.51      11.08         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         674         83         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.10      10.92         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         154         20         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70      11.09         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -         --         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         277         19         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72    $  9.78    $  9.91          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          3         --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,235        730        286          --          --         --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            --------------------------------------------------------------------
                                                                2007       2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53    $  10.17    $  9.96          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           2         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         262         202         60          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02    $  16.60    $ 14.35     $ 14.00     $ 12.10    $  8.44
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          5          11          10          8
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         713         744        596         575         449        122
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.30    $  15.46    $ 16.39     $ 16.03          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         401          47         41           6          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.78       10.75         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         853         178         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.04    $   6.07    $  5.41     $  5.05          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89         104         69          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.36    $  11.85    $ 10.40          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         539         602        296          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.45    $  18.23    $ 13.53     $ 10.37     $  8.53    $  5.56
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          1          --           6          6
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,726        1239        755         609         457         69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.95    $  13.26    $ 12.34          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         297        179          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 60.62    $  55.37    $ 53.59     $ 50.38     $ 45.72    $ 33.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2          2           2           2          2
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          47         25          28          10          4
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.80    $  11.30    $ 11.08     $ 11.07     $ 10.84    $ 10.63
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           6          8          11          19         23
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,494       2,030      1,611       1,424       1,202        628
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.72    $  11.87    $ 11.49     $ 10.93     $  9.91    $  7.87
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          10         11          10          11          7
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         390         400        338         284         143         57
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.68    $  30.26    $ 28.00     $ 27.64     $ 25.87    $ 21.48
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11         13          14          20         21
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         526         758        755         771         557        125
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            ---------------------------------------------------------------------
                                                                2007        2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.39     $ 16.64     $ 13.51     $ 11.90     $ 10.27    $  7.78
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1           1         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,047       1,030         783         806         360        135
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.50     $ 12.11     $ 10.85     $ 10.34     $  9.59    $  7.61
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           3           3          3
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         473         453         353         272         238        104
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $  9.47     $  9.62     $  9.10     $  8.68    $  6.76
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          23          26          27          27         21
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         881       1,014         980         876         792        408
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.37     $ 14.10     $ 12.02     $ 11.42     $ 10.15    $  7.88
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          41          44          45          45         36
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,210       1,363       1,238       1,242         726        316
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81     $ 10.74     $  9.96     $  9.35     $  8.52    $  6.18
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6           8          8
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         934       1,035       1,075       1,055         731        292
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.46     $ 13.68     $ 12.13     $ 11.49     $ 10.15    $  7.34
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          27          29          30         23
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         805       1,010         876       1,011         560        206
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  8.54     $  7.89     $  7.46          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788         475         242          59          --         --
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.88     $ 19.05     $ 16.69     $ 16.22     $ 14.09    $ 10.43
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5           5           7          8
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748       1,201         991         884         641        270
---------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 10.41     $  9.87     $  9.02     $  8.74    $  5.64
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          15          14         10
---------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         597         350         311         306          98         14
---------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                2007        2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.01    $  13.32    $  11.41    $  10.66          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          118         117          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.57    $  11.04    $  10.48    $  10.33          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.01    $  11.49    $  10.67    $  10.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  57.03    $  54.18    $  49.58    $  47.77    $  44.36    $  37.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           1           2           3           3          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.48    $  12.79    $  11.28    $  10.67          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           16           6           7          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 310.29    $ 302.74    $ 276.12    $ 267.26    $ 236.45    $ 159.61
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           1           2           2           2           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.37    $  20.19    $  19.77    $  19.71    $  19.53    $  19.30
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            3           3           3           4           7          10
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.38    $  19.32    $  15.79    $  13.83    $  11.81    $   8.82
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            6           7           8           8           8          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   8.14    $   7.21    $   7.32    $   6.43    $   5.99    $   4.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           43          47          66          71          93          89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.90    $  17.28    $  16.81    $  16.64    $  16.19    $  15.78
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2           5           2           2           3          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  21.84    $  18.90    $  17.50    $  15.85    $  14.04    $  10.05
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           16          18          25          27          30          32
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.60    $  18.61    $  15.48    $  14.82    $  13.19    $  10.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           44          44          46          40          38          38
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.18    $  11.42    $  10.37          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.20    $  25.15    $  21.00    $  20.59    $  18.80    $  14.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           1           3           1           1          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.99    $  23.81    $  19.13    $  17.42    $  14.46    $  11.70
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           27          30          36          35          51          73
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.19    $   7.00    $   6.10    $   5.80          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           1           4           1          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
-------------------------------------------------------------------------------------------------
                                                                2001         2000         1999
-------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  43.48           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 241.72     $ 273.42     $ 321.89
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            2            2           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.20           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           79           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.55           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           32           --           --
-------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.09           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           34           --           --
-------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.53           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)            1           --           --
-------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.81     $  17.77     $  20.45
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           65           47           --
-------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -----------------------------------------------------------
                                                                2007        2006         2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.34    $  9.31      $  8.93    $  8.30    $  8.09
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.25    $ 13.64      $ 12.82    $ 12.31         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          9            5          5         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.58    $ 13.49      $ 12.15    $ 11.57    $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69         53           51         53         66
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.35    $ 11.15      $ 10.42         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.16    $ 10.86           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.82    $ 31.57      $ 27.69    $ 26.78    $ 24.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           9         10           11         11         10
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82    $ 10.00      $  9.76         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.16    $  9.21      $  8.79    $  8.53    $  8.05
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --            9         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.12    $ 13.19      $ 11.94    $ 11.34    $  9.86
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28         30           39         29         34
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $ 10.44           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.81    $ 10.84           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.54         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.99    $ 11.71      $ 10.53         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.07    $ 29.63        25.17    $ 24.36         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.10    $ 14.98      $ 12.68    $ 10.93    $  9.71
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38         40           49         41         39
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.51    $ 14.35      $ 11.53         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.18    $ 14.86      $ 14.42    $ 14.24    $ 13.81
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25         24           28         26         36
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                 2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.38    $  8.76          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.08    $ 10.83     $ 11.16     $ 10.64
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69         26          18          --
----------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.37    $ 25.20     $ 28.97          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10         11           6          --
----------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.88    $  7.81          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.93    $  8.59     $ 10.01          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          29         19           3          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.40    $  8.79     $ 11.22     $ 14.00
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          35         34          28          --
----------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.49    $ 12.43     $ 11.62     $ 10.53
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          44         46          34          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -----------------------------------------------------------
                                                                2007        2006         2005        2004       2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.35     $ 16.71      $ 14.01     $ 13.61     $ 12.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10          12           14          15          18
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $ 10.93      $  9.77     $  9.20     $  8.34
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4           4            6           6           6
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.97     $ 15.69      $ 14.70     $ 13.61     $ 12.20
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          21          22           29          31          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 11.27      $ 10.65          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76     $ 10.11      $ 10.03          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.64     $ 12.34      $ 10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           0          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.96     $ 11.82      $ 10.59          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40     $ 12.45      $ 11.18          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --            2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.97     $ 16.79      $ 15.51     $ 14.14     $ 12.92
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          13          22            7           5           3
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.79     $ 18.25      $ 16.38     $ 14.86     $ 12.73
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          20           13          15          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 33.81     $ 32.60      $ 31.50     $ 30.98     $ 31.04
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4          10           11          26           2
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.07     $  5.07      $  4.74     $  4.54          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80     $ 10.72           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.63     $ 11.11           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.21     $ 10.95           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.81     $ 11.11           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.94     $  9.91      $  9.96          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87     $ 12.31     $ 13.34     $ 12.61
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          18           4          --
----------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.90     $  8.82     $ 10.59     $ 10.77
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           7           6           2          --
----------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.53     $ 14.64     $ 22.48     $ 27.88
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          42          43          35          --
----------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.95     $ 11.36          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           1          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.64     $ 11.41     $ 11.08          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          11          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.16     $ 31.08          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          13          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -------------------------------------------------------------
                                                                2007        2006         2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75     $ 10.30      $ 10.01          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.28     $ 17.78      $ 15.25     $ 14.76     $ 12.67
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14          15           15          16          15
------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.89     $ 17.79      $ 18.71     $ 18.16          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.89     $ 10.77           --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.47     $  6.46      $  5.71     $  5.29          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.59     $ 12.00      $ 10.46          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.54     $ 19.58      $ 14.42     $ 10.96     $  8.95
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          32          22            9          12          12
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.28     $ 13.43      $ 12.41          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           4           3           --          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 71.62     $ 64.92      $ 62.35     $ 58.18     $ 52.40
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1            1           1           1
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.35     $ 11.74      $ 11.42     $ 11.33     $ 11.01
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           15          24          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.31     $ 12.33      $ 11.84     $ 11.18     $ 10.06
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           2            2          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 35.98     $ 35.22      $ 32.35     $ 31.69     $ 29.44
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5           5            5           6          11
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.25     $ 17.29      $ 13.93     $ 12.18     $ 10.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           3            6           6           3
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.09     $ 12.58      $ 11.18     $ 10.58     $  9.74
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           20          20           9
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.84     $  9.83      $  9.92     $  9.31     $  8.82
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.04     $ 14.65      $ 12.40     $ 11.68     $ 10.31
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          22          21            2           1           1
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36     $ 11.15      $ 10.27     $  9.57     $  8.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           3            5           5           3
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.97     $ 11.19     $ 11.07     $ 11.57
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          17          10          --
----------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.80     $  6.22          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12           9          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 38.47     $ 54.60     $ 73.67     $ 85.83
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1           1          --
----------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.93          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.25     $ 25.23     $ 25.30     $ 28.03
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12          13          13          --
----------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.84          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.67          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.81          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.94          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.22          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                           -------------------------------------------------------------
                                                                2007        2006         2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.08     $ 14.21      $ 12.50     $ 11.76     $ 10.30
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           3            7           6           5
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.33     $  9.09      $  8.32     $  7.82          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           5            1          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.21     $ 20.40      $ 17.74     $ 17.10     $ 14.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          16           15          16          17
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.66     $ 10.81      $ 10.18     $  9.23     $  8.88
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          27          23           23          25          --
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.40          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.84     $ 12.70     $ 10.89     $ 9.28
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          18          15           9         --
----------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.69          --          --         --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              ---------------------------------------------------------------------------------
                                                 2007       2006       2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.49    $  12.95   $  11.22    $  10.56          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               49          --         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.15    $  10.74   $  10.29    $  10.24          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          31         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.57    $  11.18   $  10.48    $  10.34          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          16         15          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 46.16    $  44.28   $  40.92    $  39.80    $  37.31    $  31.93    $  37.29
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           4          8          13          11           7           4
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.98    $  12.44   $  11.07    $  10.58          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          55         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $228.16    $ 224.77   $ 206.99    $ 202.28    $ 180.69    $ 123.15    $ 188.32
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           2          2           3           3           3           1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government
     Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.19    $  17.35   $  17.15    $  17.27    $  17.27    $  17.23          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           2          3           3           3           2          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.91    $  17.25   $  14.24    $  12.59    $  10.86    $   8.19          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7          11         16          13          14          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  7.49    $   6.70   $   6.86    $   6.09    $   5.73    $   4.74    $   7.02
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               60          66         86          86         111         108          27
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.60    $  15.21   $  14.94    $  14.93    $  14.67    $  14.44          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               30          25         24          24          25          28          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 19.71    $  17.22   $  16.10    $  14.72    $  13.61    $   9.52    $  13.91
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           9         15          17          25          31           7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.98    $  17.07   $  14.33    $  13.86    $  12.45    $   9.86    $  11.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               36          22         28          46          66          66          16
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.94    $  11.29   $  10.35          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           1         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 22.74    $  22.91   $  19.32    $  19.12    $  17.63    $  13.70    $  16.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          12         19          39          40          34           9
-------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 23.45    $  21.70   $  17.60    $  16.18    $  13.56    $  10.80    $  13.20
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7           8         10          19          21          15          18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  6.59    $   6.48   $   5.69    $   5.47          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               24          24         24          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

--------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                              ----------------------------------------------------------------------------
                                                 2007      2006       2005        2004       2003       2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.54    $  8.68    $  8.40     $  7.88    $  7.75    $  6.18     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $12.85    $ 12.42    $ 11.79     $ 11.44    $ 11.05    $  9.08     $ 12.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               7          6          3           3          3          8           4
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $12.49    $ 12.53    $ 11.40     $ 10.95    $ 10.07    $  7.80     $ 10.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              11         11         23          34         35         37          13
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.06    $ 10.97    $ 10.36          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.02    $ 10.83         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          1         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $28.72    $ 27.90    $ 24.71     $ 24.12    $ 22.31    $ 17.79     $ 23.37
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              14         16         18          19         28         29          11
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $10.59    $  9.89    $  9.74          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               3         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.32    $  8.53    $  8.21     $  8.05    $  7.67    $  5.66     $  7.59
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2          6          7           7          7          4          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $13.15    $ 12.49    $ 11.35     $ 10.87    $  9.55    $  6.78     $  8.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               4         13         16          28         22         25           5
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $10.42    $ 10.41         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.68    $ 10.80         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 9.48         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $11.69    $ 11.52    $ 10.46          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $26.60    $ 24.81    $ 21.28          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               7          6          6          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $15.73    $ 13.91    $ 11.89     $ 10.35    $  9.29    $  7.14     $  8.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               6         13         31          43         36         48          41
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $16.10    $ 14.12    $ 11.46          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --         --         --          --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $13.78    $ 13.63    $ 13.35     $ 13.31    $ 13.04    $ 12.85     $ 11.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              29         38         51          56         60         73          31
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 14.75     $ 15.22    $ 12.89     $ 12.64     $ 11.62    $  9.34     $ 11.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               15          16         17          22          25         29          19
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.31     $ 10.12    $  9.13     $  8.68     $  7.94    $  6.64     $  8.56
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           5          6          12          12         15           6
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.21     $ 14.30    $ 13.52     $ 12.64     $ 11.44    $  9.02     $ 14.00
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           1          1           1           3          2           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.28     $ 11.14    $ 10.63          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.48     $  9.95    $  9.96          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.32     $ 12.14    $ 10.56          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.63     $ 11.63    $ 10.52          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.09     $ 12.25    $ 11.11          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           1         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 17.85     $ 15.95    $ 14.88     $ 13.70     $ 12.63    $  9.82     $ 11.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5           4          5          12          14          3           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.05     $ 16.63    $ 15.07     $ 13.80     $ 11.94    $  9.13     $ 10.91
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               14          15         17          32          39         40          14
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 26.20     $ 25.51    $ 24.88     $ 24.71     $ 25.00    $ 25.34     $ 25.51
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                7           8         10          10          21        115         217
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  5.56     $  4.69    $  4.43     $  4.28          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.66     $ 10.69         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.48     $ 11.07         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.07     $ 10.91         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.68     $ 11.08         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.66     $  9.75    $  9.90          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           2          8          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.48     $ 10.14    $  9.94          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           7          8          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.70     $ 16.30    $ 14.12     $ 13.80     $ 11.95    $  8.35     $ 10.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5           4          6           6          13         14           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.67     $ 14.89    $ 15.82     $ 15.50          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               11          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.75     $ 10.74         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  5.93     $  5.97    $  5.33     $  4.99          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.30     $ 11.81    $ 10.39          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          2          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 24.92     $ 17.89    $ 13.30     $ 10.21     $  8.42    $  5.50     $  5.96
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.87     $ 13.21    $ 12.33          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 57.97     $ 53.06    $ 51.46     $ 48.47     $ 44.08    $ 32.67     $ 46.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          12         12          12          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.66     $ 11.19    $ 10.99     $ 11.01     $ 10.80    $ 10.61          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               10          21         20          20          18         13          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.56     $ 11.75    $ 11.39     $ 10.86     $  9.87    $  7.85          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           2          2           3           3          3          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 29.39     $ 29.05    $ 26.94     $ 26.64     $ 24.99    $ 20.79     $ 21.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                4           7         10          16          11          7          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.17     $ 16.48    $ 13.40     $ 11.83     $ 10.23    $  7.76          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           1          1           9           6          7          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.35     $ 11.99    $ 10.76     $ 10.28     $  9.55    $  7.60          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          15         15          15          15         17          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.23     $  9.37    $  9.54     $  9.05     $  8.65    $  6.75          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          21         23          30          36         39          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 14.19     $ 13.96    $ 11.93     $ 11.35     $ 10.11    $  7.86          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          11         15          29          28         30          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.67     $ 10.63    $  9.88     $  9.30     $  8.48    $  6.16          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                5          15         18          31          30         34          --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                              -------------------------------------------------------------------------------
                                                 2007        2006       2005        2004        2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.29     $ 13.54    $ 12.03     $ 11.42     $ 10.11    $  7.33          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           6         10          26          23         25          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  8.55     $  8.40    $  7.77     $  7.37          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 16.54     $ 18.70    $ 16.42     $ 15.99     $ 13.92    $ 10.33     $ 12.22
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                6          16         26          36          44         43          14
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.95     $ 10.31    $  9.79     $  8.97     $  8.71    $  5.63          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1          10         11          11           4          4          --
-----------------------------------------------------------------------------------------------------------------------------

(16) HYPOTHETICAL ILLUSTRATIONS


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.74)% and 3.26% for the Accumulator(R) contracts; (2.99)% and 3.01% for Accumulator(R) Elite(SM) contracts (2.79)% and 3.21% for Accumulator(R) Plus(SM) contracts; and (3.09)% and 2.91% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.67%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.27% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,571  107,859     97,571  103,859   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,226  110,788     95,226  107,788   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,961  113,788     92,961  111,788   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,772  116,860     90,772  115,860   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,657  120,006     88,657  120,006   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,612  123,227     85,612  123,227   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      82,634  126,525     82,634  126,525   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      68,647  144,196     68,647  144,196   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      55,890  163,945     55,890  163,945   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      44,403  186,320     44,403  186,320   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      37,553  215,660     37,553  215,660   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      32,357  250,659     32,357  250,659   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      31,407  258,313     31,407  258,313   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,717    113,304      100,717    107,304      120,393     120,393     128,550     128,550
  64          5       103,532    116,707       98,532    111,707      126,413     126,413     136,978     136,978
  65          6       100,442    120,213       96,442    116,213      132,733     132,733     145,827     145,827
  66          7        97,445    123,823       94,445    120,823      139,370     139,370     155,118     155,118
  67          8        94,537    127,542       92,537    125,542      146,338     146,338     164,874     164,874
  68          9        91,715    131,373       91,715    131,373      153,655     153,655     175,118     175,118
  69         10        88,978    135,319       88,978    135,319      161,338     161,338     185,873     185,873
  74         15        76,470    156,899       76,470    156,899      205,913     205,913     248,278     248,278
  79         20        65,720    181,921       65,720    181,921      262,803     262,803     327,924     327,924
  84         25        56,481    210,933       56,481    210,933      275,943     275,943     346,320     346,320
  89         30        48,541    244,571       48,541    244,571      275,943     275,943     346,320     346,320
  94         35        41,718    283,574       41,718    283,574      275,943     275,943     346,320     346,320
  95         36        40,473    292,092       40,473    292,092      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,309  107,597    101,309   107,597  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,719  110,249     97,719   110,249  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,225  112,958     94,225   112,958  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,823  115,723     90,823   115,723  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,509  118,546     87,509   118,546  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,279  121,426     84,279   121,426  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      81,130  124,366     81,130   124,366  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,469  139,959     66,469   139,959  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      53,296  157,078     53,296   157,078  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      41,600  176,161     41,600   176,161  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      34,687  201,394     34,687   201,394  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      29,505  231,257     29,505   231,257  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      28,566  237,742     28,566   237,742  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select((SM))
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,205  107,492    101,205  107,492   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,517  110,034     97,517  110,034   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,932  112,627     93,932  112,627   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,445  115,270     90,445  115,270   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,053  117,965     87,053  117,965   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,751  120,712     83,751  120,712   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,535  123,511     80,535  123,511   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,616  138,296     65,616  138,296   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,289  154,406     52,289  154,406   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,522  172,242     40,522  172,242   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,595  195,939     33,595  195,939   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,430  223,903     28,430  223,903   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,496  229,958     27,496  229,958   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                        ------------------------------------------------------------------------------------------------------------
                        AXA Advisors                                             AXA Distributors
                        ------------------------------------------------------------------------------------------------------------
                        Prospectus and                                           Prospectus and
 Product Name           SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
------------------------------------------------------------------------------------------------- ----------------------------------
 Income Manager(SM)     4/7/95            7/1/95; 9/28/95                        4/7/95           7/1/95; 9/28/95
 Accumulator(R)         11/1/95                                                  11/1/95
 Income Manager(SM)     5/1/96                                                   10/16/96         2/10/97
 Rollover IRA           10/17/96          2/10/97                                5/1/97           5/1/97
                        5/1/97            5/1/97; 12/31/97; 5/1/98;              8/1/97
                                          1/4/99; 5/1/99; 5/1/00; 6/23/00;       12/31/97         12/31/97; 5/1/98;
                                          9/1/00; 2/9/01; 9/1/01; 1/14/02;                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      2/9/01; 9/1/01; 1/14/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    2/22/02; 7/15/02; 8/20/02;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      1/6/03; 2/20/03; 5/15/03;
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     8/15/03; 11/24/03; 2/1/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06;                      8/4/04; 8/10/04; 12/13/04;
                                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     12/31/04; 5/9/05; 6/10/05;
                                          9/19/07; 10/19/07; 2/15/08                              6/17/05; 7/25/05; 8/31/05;
                        --------------------------------------------------------                  12/2/05; 2/8/06; 8/25/06;
                        12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                       12/11/06; 5/1/07; 8/24/07;
                                          5/1/00; 6/23/00; 9/1/00; 2/9/01;                        9/19/07; 10/19/07; 2/15/08
                                          9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                          8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                          12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                          5/1/07; 8/24/07; 9/19/07; 10/19/07
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)         5/1/98            5/1/98; 6/18/98; 11/30/98              10/1/97(2)
 (IRA, NQ and QP)       (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;        12/31/97(2)
 Accumulator(R)         only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;     5/1/98           5/1/98; 6/18/98; 11/30/98;
 Select(SM) (IRA, NQ,   5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                      5/1/99; 5/1/00; 9/1/00; 2/9/01;
 QP)                                      8/15/03; 11/24/03; 2/1/04; 8/4/04;                      9/1/01; 1/14/02; 2/22/02;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                    7/15/02; 8/20/02; 1/6/03;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                     2/20/03; 5/15/03; 8/15/03;
                                          12/2/05; 2/8/06; 8/25/06; 12/11/06;                     11/24/03; 2/1/04; 8/4/04;
                                          5/1/07; 8/24/07; 9/19/07; 10/19/07;                     8/10/04; 12/13/04; 12/31/04;
                                          2/15/08                                                 5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25/05; 8/31/05; 12/2/05;
                                                                                                  2/8/06; 8/25/06; 12/11/06;
                                                                                                  5/1/07; 8/24/07;9/19/07;
                                                                                                  10/19/07; 2/15/08
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Appendix I 1

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Product Distributor
                        ------------------------------------------------------------------------------------------------------------
                        AXA Advisors                                             AXA Distributors
                        ------------------------------------------------------------------------------------------------------------
                        Prospectus and                                           Prospectus and
 Product Name           SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)         10/18/99(3)       3/20/00; 5/1/00; 6/23/00; 9/1/00;      5/1/99
   Select(SM)                             10/13/00; 2/9/01; 9/1/01; 1/14/02;     10/18/99         3/20/00; 5/1/00; 9/1/00;
 Accumulator(R)                           2/22/02; 7/15/02; 8/20/02; 1/6/03;                      10/13/00; 2/9/01; 9/1/01;
 Accumulator(R)                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/14/02; 2/22/02; 7/15/02;
   Select(SM)                             2/1/04; 8/4/04; 8/10/04; 12/13/04;                      8/20/02; 1/6/03; 2/20/03;
   (2002 Series)                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     5/15/03; 8/15/03; 11/24/03;
 Accumulator(R)                           7/25/05; 8/31/05; 12/2/05; 2/8/06;                      2/1/04; 8/4/04; 8/10/04;
   (2002 Series)                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     12/13/04; 12/31/04; 5/9/05;
                                          9/19/07; 10/19/07; 2/15/08                              6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06;
                                                                                                  8/25/06; 12/11/06; 5/1/07;
                                                                                                  8/24/07; 9/19/07; 10/19/07;
                                                                                                  2/15/08
------------------------------------------------------------------------------------------------------------------------------------
                        5/1/00(3)         3/20/00; 6/23/00; 9/1/00; 9/6/00;      5/1/00           3/20/00; 9/1/00; 9/6/00;
                                          10/13/00; 2/9/01; 9/1/01; 1/14/02;                      10/13/00; 2/9/01; 9/1/01;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      1/14/02; 2/22/02; 7/15/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    8/20/02; 1/6/03; 2/20/03;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      5/15/03; 8/15/03; 11/24/03;
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                     2/1/04; 8/4/04; 8/10/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06;                      12/13/04; 12/31/04; 5/9/05;
                                          8/25/06; 12/11/06; 5/1/07; 8/24/07;                     6/10/05; 6/17/05; 7/25/05;
                                          9/19/07; 10/19/07; 2/15/08                              8/31/05; 12/2/05; 2/8/06;
                                                                                                  8/25/06; 12/11/06; 5/1/07;
                                                                                                  8/24/07;9/19/07; 10/19/07;
                                                                                                  2/15/08
------------------------------------------------------------------------------------------------------------------------------------


2 Appendix I

                                                       Product Distributor
                                   -----------------------------------------------------------
                                   AXA Advisors
                                   -----------------------------------------------------------
                                   Prospectus and
 Product Name                      SAI Dates         Supplement Dates
----------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)           5/1/01(3)       5/1/01(1); 7/30/01(5); 9/1/01;
 Accumulator(R)                                      10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
 Accumulator(R) Select(SM) (2002                     7/15/02; 8/20/02; 1/6/03; 2/20/03;
 Series)                                             5/15/03; 8/15/03; 11/24/03; 2/1/04;
 Accumulator(R) (2002 Series)                        8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                     5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                     8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                     12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                     10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     8/13/01(2)      9/1/01; 10/1/01(6); 12/14/01; 1/14/02;
                                                     2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                     2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                     2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                     12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                     7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                     8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                     9/19/07; 10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                     7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                     12/6/02; 12/09/02; 1/6/03; 2/4/03;
                                                     2/20/03; 5/15/03; 8/8/03(8); 8/15/03;
                                                     11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                     8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                     6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                     12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                     5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                     2/15/08
                                    ----------------------------------------------------------
                                     5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02; 1/6/03;
                                                     2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                     2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                     12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                     7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                     8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                     9/19/07; 10/19/07; 2/15/08
                                    ----------------------------------------------------------
                                     5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                     8/5/02(5); 8/20/02; 11/11/02; 12/6/02;
                                                     12/09/02; 1/6/03; 2/4/02; 2/20/03;
                                                     5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                     12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                     6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                     2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                     8/24/07; 9/19/07; 10/19/07; 2/15/08
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                  Product Distributor
                                   -------------------------------------------------
                                   AXA Distributors
                                   -------------------------------------------------
                                   Prospectus and
 Product Name                      SAI Dates        Supplement Dates
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)         5/1/01           5/1/01(1); 7/30/01(5);
 Accumulator(R)                                     9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM) (2002                    1/14/02; 2/22/02; 7/15/02;
 Series)                                            8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002 Series)                       5/15/03; 8/15/03; 11/24/03;
                                                    2/1/04; 8/4/04; 8/10/04;
                                                    12/13/04; 12/31/04; 5/9/05;
                                                    6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
                                   -------------------------------------------------
                                   N/A              N/A
                                   -------------------------------------------------
                                   4/1/02(4)        4/3/02; 5/20/02(7); 6/7/02(2);
                                                    7/15/02; 8/5/02(5); 8/20/02;
                                                    11/11/02; 12/6/02; 12/09/02;
                                                    1/6/03; 2/4/03; 2/20/03;
                                                    5/15/03; 8/8/03(8); 8/15/03;
                                                    11/24/03; 2/1/04; 2/10/04;
                                                    8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                   -------------------------------------------------
                                   5/1/02(3)        5/1/02(1); 7/15/02; 8/20/02;
                                                    1/6/03; 2/20/03; 5/15/03;
                                                    8/15/03; 11/24/03; 2/1/04;
                                                    8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                   -------------------------------------------------
                                   5/1/02(4)        5/20/02(7); 6/7/02(2); 7/15/02;
                                                    8/5/02(5); 8/20/02; 11/11/02;
                                                    12/06/02; 12/09/02; 1/6/03;
                                                    2/4/03; 2/20/03; 5/15/03;
                                                    8/8/03(8); 8/15/03; 11/24/03;
                                                    2/1/04; 2/10/04; 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05;
                                                    7/25//05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07; 2/15/08
------------------------------------------------------------------------------------


                                                                    Appendix I 3

---------------------------------------------------------------------------------------------
                                                      Product Distributor
                                  -----------------------------------------------------------
                                  AXA Advisors
                                  -----------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        5/1/03(4)         5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
 Accumulator(R)                                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Accumulator(R) Select(SM) (2002                    12/13/04; 12/31/04; 5/9/05; 6/10/05;
 Series)                                            6/17/05; 7/25/05; 8/31/05; 12/2/05;
 Accumulator(R) (2002 Series)                       2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R)                   9/15/03           9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                      2/2/04; 2/10/04; 2/23/04(7); 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        9/15/03           9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
 (2004 Series)                                      2/23/04(7); 8/4/04; 8/10/04; 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                 Product Distributor
                                  --------------------------------------------------
                                  AXA Distributors
                                  --------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        5/1/03(4)        5/15/03; 8/8/03(8); 8/15/03;
 Accumulator(R)                                    11/24/03; 2/1/04; 2/10/04;
 Accumulator(R) Select(SM) (2002                   8/4/04; 8/10/04; 12/13/04;
 Series)                                           12/31/04; 5/9/05; 6/10/05;
 Accumulator(R) (2002 Series)                      6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07;9/19/07; 10/19/07;
                                                   2/15/08
------------------------------------------------------------------------------------
 Accumulator(R)                   9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                                     1/23/04; 2/2/04; 2/10/04(7);
                                                   2/23/04(7); 4/23/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04; 12/21/04;
                                                   12/31/04; 4/04/05; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 11/1/05(14); 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/
                                                   07; 2/15/08
------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                                     2/10/04; 2/23/04(7); 4/23/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/
                                                   07; 2/15/08
                                  --------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04;
                                                   12/21/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05;11/1/05(14); 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07;9/19/07;
                                                   10/19/07; 2/15/08
------------------------------------------------------------------------------------


4 Appendix I

------------------------------------------------------------------------------------------
                                                   Product Distributor
                                ----------------------------------------------------------
                                AXA Advisors
                                ----------------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        9/2/99(3)         6/23/00; 9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)       2/9/01; 3/19/01; 7/30/01; 9/1/01;
 Series)                        5/1/00(3)         1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                5/1/01(3)         7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                  2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                  2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04;8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                4/1/02(4)         4/3/02; 7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05;6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                  5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
                                ----------------------------------------------------------
                                5/1/02(3)         7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                  2/10/04; 8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
                                ----------------------------------------------------------
                                5/1/02(4)         7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                  12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                  2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07; 2/15/08
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                               Product Distributor
                                --------------------------------------------------
                                AXA Distributors
                                --------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates        Supplement Dates
----------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        8/2/99(3)        9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)      2/9/01; 3/19/01; 7/30/01;
 Series)                        5/1/00(3)        9/1/01; 1/14/02; 2/22/02;
                                                 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07;
                                                 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/01(3)        5/1/01; 7/30/01(5); 9/1/01;
                                                 12/14/01; 1/14/02; 2/22/02;
                                                 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07; 10/19/
                                                 07; 2/15/08
                                --------------------------------------------------
                                4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5);
                                                 8/20/02; 11/11/02; 12/6/02;
                                                 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06; 5/1/07; 8/24/07;
                                                 9/19/07; 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06; 5/1/07; 8/24/07;
                                                 9/19/07; 10/19/07; 2/15/08
                                --------------------------------------------------
                                5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/9/02;
                                                 1/6/03; 2/4/03; 2/20/03;
                                                 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06;
                                                 5/1/07; 8/24/07; 9/19/07;
                                                 10/19/07; 2/15/08
----------------------------------------------------------------------------------


                                                                    Appendix I 5

--------------------------------------------------------------------------------------------
                                                     Product Distributor
                                 -----------------------------------------------------------
                                 AXA Advisors
                                 -----------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
--------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          5/1/03(4)        5/15/03; 6/20/03; 8/15/03; 11/24/03;
 Accumulator(R) Plus(SM) (2002                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Series)                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07; 2/15/08
                                 -----------------------------------------------------------
                                 5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07; 2/15/08
--------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         9/15/03           9/15/03; 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                     2/2/04; 2/10/04; 2/23/04(7); 6/21/04;
                                                   8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                   2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 2/17/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                 -----------------------------------------------------------
                                 5/1/04            6/21/04; 7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11); 12/10/04(5)(12);
                                                   12/13/04; 12/21/04; 12/31/04;
                                                   2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                   12/2/05; 2/8/06; 2/17/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
--------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II    N/A               N/A
--------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------
                                               Product Distributor
                                 ------------------------------------------------
                                 AXA Distributors
                                 ------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates        Supplement Dates
---------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
 Accumulator(R) Plus(SM) (2002                    11/24/03; 2/1/04; 2/10/04;
 Series)                                          4/23/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
                                 ------------------------------------------------
                                 5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06; 5/1/07;
                                                  8/24/07; 9/19/07; 10/19/07;
                                                  2/15/08
---------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)         9/15/03          9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                    1/23/04; 2/2/04; 2/10/04;
                                                  2/23/04(7); 4/23/04; 6/21/04;
                                                  8/4/04; 8/10/04;12/13/04;
                                                  12/31/04; 2/17/05; 5/1/05;
                                                  5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 2/17/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
                                 ------------------------------------------------
                                 5/1/04           6/21/04; 7/1/04; 7/19/04;
                                                  8/4/04; 8/10/04; 10/25/04(11);
                                                  12/10/04(5)(12); 12/13/04;
                                                  12/21/04; 12/31/04; 2/17/05;
                                                  4/04/05; 5/1/05; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 11/1/05(14); 12/2/05;
                                                  2/8/06; 2/17/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II    10/1/01          10/1/01(6); 12/14/01; 1/14/02;
                                                  2/22/02 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06; 5/1/07; 8/24/07;
                                                  9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------


6 Appendix I

------------------------------------------------------------------------------------------------
                                                       Product Distributor
                                  --------------------------------------------------------------
                                  AXA Advisors
                                  --------------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II      N/A               N/A
------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)        9/1/01; 10/1/01(7); 12/14/01; 1/14/02;
 Accumulator(R) Elite(SM) (2002                     2/22/02; 7/15/02; 8/20/02; 11/11/02;
 Series)                                            1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                    11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                    12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07
                                  --------------------------------------------------------------
                                    4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                    8/20/02; 11/11/02; 12/6/02; 12/9/02;
                                                    1/6/03; 2/4/03; 2/20/03; 5/15/03;
                                                    8/15/03; 11/24/03; 2/1/04; 2/10/04;
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07
                                  --------------------------------------------------------------
                                    5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                    5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                    8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                    12/11/06; 5/1/07; 8/24/07; 9/19/07;
                                                    10/19/07
                                  --------------------------------------------------------------
                                    5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                    11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                    2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                    11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                    8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                    6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07
------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 Product Distributor
                                  -------------------------------------------------
                                  AXA Distributors
                                  -------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II      10/1/01          10/1/01(7); 12/14/01; 1/14/02;
                                                   2/22/02 7/15/02; 8/20/02;
                                                   1/6/03; 2/20/03; 5/15/03;
                                                   8/15/03; 11/24/03; 2/1/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)       9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM) (2002                    1/14/02; 2/22/02; 7/15/02;
 Series)                                           8/20/02; 11/11/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  4/1/02(4)        4/3/02(5); 5/20/02(7); 7/15/02;
                                                   8/5/02(5); 8/20/02; 11/11/02;
                                                   12/6/02; 12/9/02; 1/6/03;
                                                   2/4/03; 2/20/03; 5/15/03;
                                                   8/15/03; 11/24/03; 2/1/04;
                                                   2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                  -------------------------------------------------
                                  5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  5/1/02(4)        5/20/02(7); 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02;
                                                   12/9/02; 1/6/03; 2/4/03;
                                                   2/20/03; 5/15/03; 8/15/03;
                                                   11/24/03; 2/1/04; 2/10/04;
                                                   8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------


                                                                    Appendix I 7

---------------------------------------------------------------------------------------------
                                                      Product Distributor
                                  -----------------------------------------------------------
                                  AXA Advisors
                                  -----------------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         5/1/03(4)         5/15/03; 6/20/03; 8/15/03; 11/24/03;
 Accumulator(R) Elite(SM) (2002                     2/1/04; 2/10/04; 8/4/04; 8/10/04;
 Series)                                            12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                    2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                                    8/24/07; 9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04(4)         8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
---------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         9/15/03           9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                                      1/23/04; 2/2/04; 2/10/04; 2/23/04(7);
                                                    8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                    5/9/05; 6/10/05; 6/17/05;
                                                    7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                    8/25/06; 12/11/06; 5/1/07; 8/24/07;
                                                    9/19/07; 10/19/07; 2/15/08
                                  -----------------------------------------------------------
                                  5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                                    10/25/04(11); 12/10/04(5); 12/13/04;
                                                    12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                                    6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                    12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                                    5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                                    2/15/08
---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 Product Distributor
                                  -------------------------------------------------
                                  AXA Distributors
                                  -------------------------------------------------
                                  Prospectus and
 Product Name                     SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
 Accumulator(R) Elite(SM) (2002                    11/24/03; 2/1/04; 2/10/04;
 Series)                                           4/23/04; 8/4/04;8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06; 5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
                                  -------------------------------------------------
                                  5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5);
                                                   12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06;5/1/07;
                                                   8/24/07; 9/19/07; 10/19/07;
                                                   2/15/08
-----------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         9/15/03          9/15/0310); 11/24/03; 12/5/03;
 (2004 Series)                                     2/2/04; 1/23/04; 2/10/04;
                                                   2/23/04(7); 4/23/04; 8/4/04;
                                                   8/10/04; 12/13/04;12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06;
                                                   5/1/07; 8/24/07; 9/19/07;
                                                   10/19/07; 2/15/08
                                  -------------------------------------------------
                                  5/1/04           7/1/04; 7/19/04; 8/4/04;
                                                   8/10/04; 10/25/04(11);
                                                   12/10/04(5); 12/13/04;
                                                   12/21/04; 12/31/04; 5/1/05(13);
                                                   5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 11/1/05(14);
                                                   12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06; 5/1/07; 8/24/07;
                                                   9/19/07; 10/19/07; 2/15/08
-----------------------------------------------------------------------------------


8 Appendix I

-------------------------------------------------------------------------------------------------------------------
                                                              Product Distributor
                              -------------------------------------------------------------------------------------
                              AXA Advisors                          AXA Distributors
                              -------------------------------------------------------------------------------------
                              Prospectus and                        Prospectus and
 Product Name                 SAI Dates         Supplement Dates    SAI Dates        Supplement Dates
-------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM)   N/A               N/A                 9/2/99
                                                                    10/18/99
                                                                    5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                     8/20/02; 1/6/03; 5/15/03;
                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                     8/4/04; 12/13/04; 6/10/05;
                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                     12/2/05; 2/8/06; 8/25/06;
                                                                                     12/11/06; 5/1/07; 8/24/07;
                                                                                     9/19/07; 10/19/07
                                                                    -----------------------------------------------
                                                                    5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                     1/6/03; 5/15/03; 8/15/03;
                                                                                     11/24/03; 2/1/04; 8/4/04;
                                                                                     12/13/04; 6/10/05; 6/17/05;
                                                                                     7/25/05; 8/31/05; 12/2/05;
                                                                                     2/8/06; 8/25/06; 12/11/06;
                                                                                     5/1/07; 8/24/07; 9/19/07;
                                                                                     10/19/07
                                                                    -----------------------------------------------
                                                                    5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                     12/23/03; 2/1/04; 2/10/04;
                                                                                     8/4/04; 12/13/04; 6/10/05;
                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                     12/2/05; 2/8/06; 8/25/06;
                                                                                     12/11/06; 5/1/07; 8/24/07;
                                                                                     9/19/07; 10/19/07
-------------------------------------------------------------------------------------------------------------------


(1)   applies to Accumulator(R) contracts issued in Oregon only.

(2)   applies to Accumulator(R) Select(SM) only.

(3)   applies to non-2002 Series only.

(4)   applies to 2002 Series only.

(5)   applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)   applies to contracts issued in New York only.

(8)   applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10)  There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).

(11)  There are three supplements dated 10/25/04 that apply to 2004 Series.

(12)  applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.

(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).

(14)  applies to contracts issued 1/1/05 and later.

                                                                    Appendix I 9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          Page
Who is AXA Equitable?                                                        2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              3
Financial Statements                                                        53



HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------


Please send me a combined Accumulator(R) series SAI dated May 1, 2008



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                            State                Zip


                                                                         SAI 13A
                                                                          x01887

AXA Equitable Life Insurance Company


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008 FOR


o Accumulator(R)                                o Accumulator(R) Elite(SM)
o Income Manager(SM) Accumulator(R)             o Accumulator(R) Elite II(SM)
o Income Manager(SM) Rollover IRA               o Accumulator(R) Plus(SM)
o Accumulator(R) (IRA, NQ, QP)                  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)                    o Accumulator(R) Select(SM) II

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2008. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        53


             Copyright 2008 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          X01887

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein," formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $731,920,627 in 2007, $672,531,658 in 2006,
and $588,734,659 in 2005. Of these amounts, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $1,007,208,067 for 2007, $694,578,570 for 2006 and $561,166,840 for 2005, as
the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713 and $120,349,631, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   ( a )
                                    ---  - c
                                   ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2007. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your April 30, 2008 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.79    $  13.16    $  11.32    $  10.62          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         603         595         286          51          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,649       1,595       1,278         688          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.39    $  10.92    $  10.40    $  10.29          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         434         343         285         131          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,016         438         492         237          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.82    $  11.36    $  10.59    $  10.39          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         636         456         367         150          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         974         946         948         426          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  52.19    $  49.78    $  45.74    $  44.24    $  41.25
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,239       2,505       2,919       3,361       3,674
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,500       1,399       1,314       1,132         732
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.27    $  12.64    $  11.19    $  10.63          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,958       1,913         711         256          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,731       6,975       4,170       1,617          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 272.69    $ 267.14    $ 244.64    $ 237.75    $ 211.19
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         529         687         900       1,044       1,145
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         670         876       1,138       1,384       1,588
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.97    $  18.95    $  18.62    $  18.65    $  18.54
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,014       1,287       1,772       2,322       2,993
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         579         773       1,100       1,348       1,651
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.30    $  18.42    $  15.12    $  13.29    $  11.40
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,628       3,112       3,477       3,816       4,111
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,872       2,019       2,553       2,475       2,639
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.86    $   6.99    $   7.13    $   6.28    $   5.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,381       4,248       5,346       6,276       7,382
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,849       6,383       8,379       9,271      10,777
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.89    $  16.38    $  15.99    $  15.89    $  15.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         293         353         490         460         434
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         436         459         574         603         631
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.92    $  18.17    $  16.90    $  15.36    $  13.66
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         916       1,201       1,468       1,733       2,001
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,476       3,532       4,499       5,465       6,324
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.90    $  17.95    $  14.99    $  14.41    $  12.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,503       2,657       3,058       3,317       3,362
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,583       6,430       8,002       9,491      10,036
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.22    $  11.50    $  10.49          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          34          28          12          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51          19           2          --          --
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                             ---------------------------------------------------------------
                                                                  2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  35.10    $  40.77           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,926       2,511           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         407         289           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 143.14    $ 217.65     $ 247.21     $ 292.20     $ 237.18
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,240       1,555        1,775        1,434          550
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,770       2,160        2,453        2,344        1,542
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.40    $  17.18     $  16.14     $  15.03     $  15.25
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,099       3,288        2,333        2,057          929
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,739          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.55    $   9.64     $  12.74     $  16.81     $  12.40
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,907         737          839          591          166
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         208          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.84    $   7.12     $   9.49     $  11.79           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       8,409      10,884       12,132        6,304           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      12,339      15,780       17,298        8,614           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.20          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         430          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.83    $  14.28     $  16.68     $  14.88     $  11.82
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,020       2,115        2,156        1,264          775
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,943       8,170        9,189        6,912        6,101
----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.14    $  11.90     $  11.70     $  12.10     $  11.84
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,350       2,847           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,473      10,569       10,105        9,428        5,696
----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


---------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
---------------------------------------------------------------------------------------------------------------
                                                                2007        2006        2005        2004
---------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.14    $  24.18    $  20.27    $  19.96
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,752       2,213       2,721       3,230
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,291       2,960       3,782       4,699
---------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.89    $  22.90    $  18.47    $  16.89
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,077       1,280       1,346       1,244
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,966       6,421       7,759       9,124
---------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.93    $   6.78    $   5.92    $   5.66
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         588         886         767          87
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         535         720         983         345
---------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00    $   9.04    $   8.71    $   8.12
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          46          54          55
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         126         157         557         258
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.64    $  13.11    $  12.38    $  11.94
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          85          74          45          19
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,042       6,381       8,004       9,529
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.11    $  13.08    $  11.83    $  11.30
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,094       1,987       2,382       2,835
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,718      10,352      13,004      15,697
---------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.23    $  11.07    $  10.40          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         164         165          56          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          76         112          18          --
---------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.10    $  10.85          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         168          49          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369          94          --          --
---------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  31.03    $  29.97    $  26.40    $  25.63
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,714       2,138       2,703       3,163
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,648       6,213       8,100       9,685
---------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80    $  10.02    $   9.82          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225         104           8          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         125          16          --
---------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.80    $   8.92    $   8.54    $   8.33
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         292         365         431
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         275         431         573
---------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.70    $  12.86    $  11.69    $  11.14
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,100       1,330       1,652       1,605
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,295       1,862       2,752       2,883
---------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.50    $  10.43          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         609         222          --          --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         141          --          --
---------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.30    $  14.14    $  17.20    $  16.52    $  14.98     $  12.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,348       3,538       3,681       3,305       2,567        1,009
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,955       5,160       5,603       5,888       5,766        4,389
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.08    $  11.14    $  13.55    $  17.50    $  20.23     $  12.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,181       1,196          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,329      12,054      14,032      15,833      13,783       10,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94    $   6.29    $   8.67          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          29          10          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189          89           6          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.46    $   9.38    $  12.90    $  17.32    $  21.35     $  16.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          13          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,360      13,307      16,512      19,069      17,154       10,072
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.33    $   7.97    $  10.72    $  11.09    $  10.61           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,037       3,265         231         174          72           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,536      18,971       2,208       2,064         982           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.57    $  18.69    $  24.41    $  28.18    $  31.67     $  26.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,443       3,683       4,413       4,923          16            2
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,779      11,356      12,941      14,537          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.89    $   5.79    $   7.72    $   9.43    $  10.82           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286         184         161         164         139           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552         243         140         136          91           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.73    $   6.87    $   8.54    $  10.00          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,435         951         493          82          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,874       2,717       2,307         638          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ----------------------------------------------
                                                                2007       2006        2005        2004
-----------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.75    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         33           8          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         47          14          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.52          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        245          --          --          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        308          --          --          --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.86    $  11.63    $  10.50          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        178         114          54          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         77          74          17          --
-----------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.65    $  27.50    $  23.46    $  22.79
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        267         191         183          31
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        311         141         170          72
-----------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.51    $  14.52    $  12.35    $  10.68
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        388         502         525         425
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,344       3,119       3,695       4,078
-----------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.34    $  14.25    $  11.50          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        138          82          31          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        264          78          28          --
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.57    $  14.33    $  13.96    $  13.84
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,111       1,273       1,222       1,021
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,253       6,838       8,972      10,774
-----------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.66    $  16.07    $  13.53    $  13.20
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        769         978       1,142       1,375
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,143      10,415      13,350      16,352
-----------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.84    $  10.58    $   9.49    $   8.98
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        332         411         551         635
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,567       3,675       4,802       5,835
-----------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth Plus
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.21    $  15.09    $  14.19    $  13.19
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,262       2,809       3,663       4,453
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,084       5,280       6,697       8,228
-----------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.56    $  11.38    $  10.80          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        159         136          28          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        156         182          41          --
-----------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.64    $  10.04    $  10.00          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        149         121          93          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        246         287          55          --
-----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.51    $  12.25    $  10.60          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         87         119          26          --
-----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        356         490          93          --
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                2003       2002       2001       2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.53    $  7.29    $  8.69    $  11.14    $  13.96          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        279        133         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,761      3,093      3,210       3,230       1,477          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.48    $ 13.22    $ 12.23    $  11.48    $  10.44    $  10.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        985        903         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,484     14,961     14,916      13,606      12,838       8,661
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.07    $  9.64    $ 12.08    $  13.14    $  12.47    $  12.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,530      1,663      1,936       2,045       2,057         867
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     18,895     21,846     25,574      28,008      29,522      24,343
------------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.17    $  6.79    $  8.71    $  10.51    $  10.72          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        715        776        948       1,014         550          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,684      6,910      8,228       8,940       6,033          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.88    $  9.31    $ 14.37    $  22.09    $  27.59    $  16.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      5,082      5,638      7,229       8,254       6,114       1,942
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      9,491     10,806     13,726      16,073      13,671       9,117
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
----------------------------------------------------------------------------------------------------------
                                                                2007        2006        2005        2004
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.82     $ 11.74     $ 10.56          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          48          49          25          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          86          80          74          --
----------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.27     $ 12.36     $ 11.15          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         211         193         240          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         259         214         210          --
----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.49     $ 16.44     $ 15.24     $ 13.95
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,298       1,541       1,644       1,467
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,429       1,821       2,123       2,102
----------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.04     $ 17.55     $ 15.82     $ 14.40
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,472       1,921       2,356       2,500
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,031       1,465       2,388       2,481
----------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.37     $ 29.41     $ 28.53     $ 28.18
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         949       1,040       1,076       1,221
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,271       2,410       2,619       2,938
----------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.85     $  4.91     $  4.61     $  4.43
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         270         136         143           3
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         441          28          47          20
----------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74     $ 10.71          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         225          50          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          92          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.57     $ 11.09          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          80           8          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         146          34          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15     $ 10.93          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          36          17          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          67          10          --          --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75     $ 11.10          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          12          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51           9          --          --
----------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $  9.84     $  9.93          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         393         330         253          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         444         431         308          --
----------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63     $ 10.23     $  9.98          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         125         174          76          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189         185          57          --
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60     $ 17.14     $ 14.76     $ 14.35
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         662         793         914       1,073
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,203       1,660       2,139       2,622
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                            ------------------------------------------------------------------------
                                                                2003        2002       2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.80    $  9.89     $ 11.34          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,522        767          14          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,058      1,041         155          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39    $  9.42     $ 11.20     $ 10.92     $ 10.53     $ 10.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,709      2,863       2,091       1,080         972         560
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,639      3,169       2,256         223          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.34    $ 28.57     $ 28.61     $ 28.00     $ 26.78     $ 25.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,537      2,299       2,501       1,860       2,900       1,566
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,834      5,633       6,273       5,065       7,278       5,158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36    $  8.59     $ 11.01     $ 10.94     $ 11.48     $  9.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030        859         899         989         756         284
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,320      2,817       3,131       3,340       2,922       1,610
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.46     $ 16.51     $ 17.43     $ 16.99
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         173          45          46          10
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         415         145         160          17
-------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.83     $ 10.76          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         136          61          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         228          98          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.24     $  6.25     $  5.55     $  5.16
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         214         193         114          14
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         129         177         169          41
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 11.92     $ 10.43          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         251         156          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         298         350         250          --
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.41     $ 18.85     $ 13.94     $ 10.64
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,728       1,993       2,131       1,948
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,238       2,967       3,667       3,845
-------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.10     $ 13.34     $ 12.37          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         175          74          68          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         336         109          49          --
-------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 65.53     $ 59.65     $ 57.52     $ 53.88
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         170         220         284         334
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         364         467         585         710
-------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 11.50     $ 11.24     $ 11.19
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         685         797       1,030       1,247
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         622         738         919       1,011
-------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99     $ 12.08     $ 11.65     $ 11.04
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         261         346         460         484
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         273         360         464         567
-------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 33.05     $ 32.49     $ 29.95     $ 29.46
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         727         911       1,125       1,318
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,569       2,099       2,710       3,408
-------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.79     $ 16.94     $ 13.70     $ 12.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         453         524         462         456
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         652         762         657         704
-------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.77     $ 12.33     $ 11.00     $ 10.45
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         154         160         181         201
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233         294         268         253
-------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58     $  9.64     $  9.76     $  9.20
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253         336         424         449
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         486         568         759         801
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                             -------------------------------------------------------------------
                                                                2003       2002       2001       2000       1999        1998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.72    $  5.67    $  6.11    $  6.53     $ 11.04    $  5.72
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,871      1,807      1,765      2,063       1,267        177
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,287      3,992      4,501      4,990       3,859      1,805
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 48.73    $ 35.92    $ 51.19    $ 69.35     $ 81.12    $ 69.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        375        404        513        595         553        293
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        812        899      1,101      1,253       1,163        939
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.92    $ 10.67         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,242      1,119         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,187      1,217         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.98    $  7.90         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        378        205         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        383        235         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 27.48    $ 22.73    $ 23.74    $ 23.90     $ 26.59    $ 27.96
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,384      1,316      1,516      1,616       1,539        801
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,959      3,827      4,307      4,697       5,048      4,521
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.34    $  7.81         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        377        183         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        494        118         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.66    $  7.64         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230        166         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        248        169         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.74    $  6.79         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        410        275         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        802        305         --         --          --         --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                              --------------------------------------------------
                                                                2007        2006        2005        2004
----------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.68     $ 14.36     $ 12.20     $ 11.54
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         440         512         544         503
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         700       1,027       1,404       1,102
----------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.07     $ 10.93     $ 10.11     $  9.45
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         387         519         629         806
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         721         863       1,078
----------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.75     $ 13.92     $ 12.30     $ 11.62
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         339         535         605         904
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         587         779         911       1,203
----------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.99     $  8.79     $  8.09     $  7.63
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         412         286         189          68
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         259         287          29
----------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.49     $ 19.67     $ 17.17     $ 16.63
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         554         761         919         986
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,770       3,861       5,204       6,654
----------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.36     $ 10.60     $ 10.01     $  9.12
----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         609         854       1,028
----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         647         737       1,024       1,493
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                            ----------------------------------------------------------------------
                                                                2003        2002       2001        2000        1999       1998
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.23    $  7.91          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         429        344          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         698        384          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.58    $  6.20          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         761        429          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,104        369          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.22    $  7.37          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         765        486          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         820        388          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20    $  9.17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         840        665          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,289      7,825       7,755       7,215      6,774      4,733
----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.81    $  5.66          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         278         44          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571        264          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.68    $  13.09    $  11.28    $  10.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         566         265         106          40
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      31,080       6,793         342         120
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.30    $  10.85    $  10.36    $  10.27
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         549         334         254         140
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,087       1,202         501         286
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.73    $  11.29    $  10.55    $  10.38
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         627         429         360         137
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,023       2,537         671         279
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.91    $  47.71    $  43.93    $  42.57
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,879        2045       2,273       2,498
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,394       3,387         762         659
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.16    $  12.57    $  11.15          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,240        2127         788          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      85,777      22,340       2,035          --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $255.59    $ 250.91    $ 230.23    $ 224.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         289         361         422         469
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         392         361         370         430
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.30    $  18.35    $  18.07    $  18.13
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,984        2414       2,944       3,603
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         813         747         873       1,061
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.79    $  17.99    $  14.79    $  13.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,956        3446       3,745       3,983
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,611       1,983       1,000       1,008
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.72    $   6.88    $   7.03    $   6.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,164        4038       4,648       5,347
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,920       7,569        9.117     10,421
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.41    $  15.95    $  15.60    $  15.54
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         352         389         490         489
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,355         630         455         480
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.47    $  17.82    $  16.60    $  15.12
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,874        2275       2,668       3,054
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,301       1,922       1,979       2,313
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.56    $  17.62    $  14.75    $  14.21
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,968        3035       3,256       3,414
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,126       5,695       5,091       5,823
-------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.03    $  11.34    $  10.36          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          15           4          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         507         100          --          --
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                             ------------------------------------------------
                                                                2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  39.77    $  33.91    $  39.47           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668       2,816       1,417           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         461         279         110           --
-------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 199.56    $ 135.53    $ 206.51     $ 235.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         489         510         468          217
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         484         521         499          204
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.07    $  17.97    $  16.81     $  15.83
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,546       5,993       2,919          269
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,357       1,226          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.20    $   8.42    $   9.51     $  12.60
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,195       3,915         702          389
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,052         135          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.82    $   4.80    $   7.08     $   9.46
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       6,234       6,946       6,887        3,355
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,828      13,521      14,217        6,200
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.21    $  14.92          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         495         429          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         519         474          --           --
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.48    $   9.71    $  14.14     $  16.56
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,346       3,468       2,681          825
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,809       3,037       2,971        1,248
-------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.72    $  10.04    $  11.80     $  11.63
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,447       3,347       1,416           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,106       6,520       4,851        1,119
-------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --           --
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                             -----------------------------------------------
                                                                2007        2006       2005        2004
------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14      10.96          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         773        255          --          --
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.62    $ 23.71     $ 19.92     $ 19.65
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,597       1927       2,336       2,719
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,381      1,301       1,147       1,430
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.36    $ 22.46     $ 18.15     $ 16.63
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,017       1158       1,158       1,121
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,881      3,580       3,145       3,356
------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.81    $  6.67     $  5.84     $  5.59
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         479        620         632          71
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,391      1,207         536         306
------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.83    $  8.91     $  8.60     $  8.03
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          46         52          53          30
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         349        147          65          88
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35    $ 12.86     $ 12.16     $ 11.75
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         120         86          60          25
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,136      2,540       2,470       2,815
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.88    $ 12.87     $ 11.67     $ 11.18
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,850       1219       1,450       1,594
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,563      4,914       5,540       6,418
------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.17    $ 11.04     $ 10.38          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         180        178          53          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,451        382          65          --
------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.07    $ 10.84          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         156         35          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,797        665          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.17    $ 29.20     $ 15.77     $ 25.07
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         979       1200       1,369       1,508
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,204      3,534       3,726       4,345
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.68    $  9.92     $  9.74          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         169         85           4          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,997        457           9          --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62    $  8.78     $  8.42     $  8.23
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         402        432         488         647
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,089        319         349         400
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.50    $ 12.70     $ 11.56     $ 11.04
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,075       2486       2,857       3,046
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,060      4,317       4,297       4,997
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.47    $ 10.42          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         694        200          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,851      1,076          --          --
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
------------------------------------------------------------------------------------------------------------
                                                                2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.05     $ 13.98     $ 17.04     $ 16.40
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,785       2,900       1,793         275
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,339       1,334       1,071         299
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.89     $ 11.02     $ 13.42     $ 17.37
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,114       1,121          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,673       4,227       4,268       2,110
------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.87     $  6.25     $  8.63          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          38          35           3          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         101          79          19          --
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.23     $  7.91     $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,685       1,728         283         110
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,957       7,543       2,052         628
------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.10     $ 18.36     $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,538       1,539       1,082         421
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,750       5,020       4,534       1,524
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7,80     $  5.74     $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         514         419         233          39
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         500         378         182          47
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.67     $  6.84     $  8.52     $  9.99
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,156       2,863       1,550          58
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,343       5,392       4,418         609
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
-----------------------------------------------------------------------------------------------
                                                                2007       2006        2005
-----------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                 $  9.73     $ 10.82          --
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         37          12          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        936         153          --
-----------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------
  Unit value                                                 $  9.50          --          --
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        104          --          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     13,483          --          --
-----------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.80     $ 11.59     $ 10.49
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        180         116          33
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,416         425          11
-----------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.50     $ 26.49     $ 22.64
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        223         148         129
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,211         519         111
-----------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.22     $ 14.30     $ 12.18
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        338         355         366
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,598       2,904       2,599
-----------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.25     $ 14.20     $ 11.48
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        113          39          --
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,865         310           5
-----------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.28     $ 14.07     $ 13.73
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,284       1,359       1,399
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,678       7,950       8,015
-----------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.32     $ 15.76     $ 13.30
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        361         415         466
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,721       4,048       4,589
-----------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.64     $ 10.41     $  9.36
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        327         412         507
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,557       4,130       4,965
-----------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.84     $ 14.80     $ 13.94
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,065        1228       1,421
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,698       2,090       2,422
-----------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.36     $ 11.19     $ 10.64
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         68          63          20
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,312         738         113
-----------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.58     $ 10.01     $  9.99
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        151         145         108
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,048         567          30
-----------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.44     $ 12.21     $ 10.58
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         88         124          16
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,062         501          58
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                             ------------------------------------------------------------
                                                                2004        2003       2002       2001       2000
-------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          63         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         328        238        100         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,863      2,832      2,786      2,530       1,050
-------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,172      1,191      1,232         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,979     10,672     12,695      8,943       1,427
-------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         509        568        620        398          80
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,234      6,009      6,939      6,123       1,419
-------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.87    $  8.08    $  6.73    $  8.66     $ 10.47
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         599        642        706        584         298
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,788      6,613      7,231      7,160       2,262
-------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.99    $ 11.72    $  9.20    $ 14.23     $ 21.92
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,652      1,886      2,080      2,260       1,301
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,867      3,344      3,796      4,345       2,112
-------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --          --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-------------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                             ------------------------------------
                                                                2007        2006        2005
-------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.75    $  11.70     $ 10.55
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          30           5
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         497         138          45
-------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20    $  12.32     $ 11.13
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         142         117         140
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,108         531         120
-------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.25    $  16.26     $ 15.11
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,275        1408       1,386
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,863       2,666       1,390
-------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.67    $  17.21     $ 15.54
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,791        3415       3,954
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,624       3,215       3,279
-------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.78    $  27.92     $ 27.14
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,294        1184       1,196
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,506       2,933       1,954
-------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.74    $   4.83     $  4.54
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          62          58
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,806         155          14
-------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71    $  10.70          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         194          47          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,519         623          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.54    $  11.09          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          58          17          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,565         227          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  10.92          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14           6          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         683         158          --
-------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.73       11.09          --
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29           9          --
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,020         186          --
-------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76    $   9.81     $  9.92
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         493         337         248
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,625       1,202         300
-------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57    $  10.20     $  9.97
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         191         140          80
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         205          25
-------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.27    $  16.83     $ 14.52
-------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         571         681         710
-------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,196       1,231         854
-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 13.86     $ 12.74    $  9.87     $ 11.33          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,261       1,331        616          32          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,251       1,338        701          89          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.18     $ 12.22    $  9.32     $ 11.09     $ 10.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,357       4,738      5,068       2,457          70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,574       3,783      4,067       3,015         198
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.87     $ 27.08    $ 27.35     $ 27.44     $ 26.91
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060         571
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110         826
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.38          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         783         789        660         361         106
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,001       1,152        974         825         270
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                              ----------------------------------
                                                                2007        2006        2005
------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.79     $ 15.90      16.83
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         471          27         41
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,146          71         15
------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80     $ 10.75         --
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         124          39         --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,998         531         --
------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.12     $  6.15    $  5.47
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         141         158        107
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,796         424        102
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.41     $ 11.88    $ 10.41
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         123         142         85
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,990         900        131
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.86     $ 18.50    $ 13.71
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,520        1689      1,667
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,992       2,602      1,632
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02     $ 13.29    $ 12.36
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         145          44         35
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,291         361         40
------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.28          --         --
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,762          --         --
------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 62.68     $ 57.17    $ 55.24
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          49          62         76
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         171        172
------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.91     $ 11.39    $ 11.14
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,145        1341      1,555
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,253       1,474      1,199
------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.83     $ 11.96    $ 11.56
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         344         427        462
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,640         696        453
------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.67     $ 31.19    $ 28.82
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         755         896      1,045
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,103       1,654      1,626
------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.56     $ 16.77    $ 13.59
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         488         569        462
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       1,168        480
------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.62     $ 12.21    $ 10.92
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         251         302        332
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         750         346        269
------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $  9.54    $  9.68
------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         368         512        600
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,621         999        613
------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2004        2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.44         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.10         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48    $  8.61    $  5.61    $  6.06    $  6.49
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556      1,439      1,441      1,014        541
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,515      1,462      1,464      1,482        881
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.85    $ 46.99    $ 34.70    $ 49.56    $ 67.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          88         99        102        118         36
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         181        211        241        249        106
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13    $ 10.88    $ 10.65         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,721      1,778      1,483         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,470      1,625      1,594         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98    $  9.94    $  7.88         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473        420        347         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         565        375        264         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.41    $ 26.55    $ 22.00    $ 23.03    $ 23.23
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,146      1,144      1,013        696        145
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,924      2,218      1,906      1,632        432
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.96    $ 10.30    $  7.79         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         473        456        346         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         411        323        108         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.39    $  9.62    $  7.63         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         382        403        338         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         397        296        201         --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.15    $  8.71    $  6.77         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712        701        571         --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         930        759        424         --         --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


-----------------------------------------------------------------------------------------------
                                                                   For the years ending
                                                                       December 31,
                                                             ----------------------------------
                                                                2007        2006        2005
-----------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.50     $ 14.21     $ 12.10
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         510         606         636
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,431       1,285         919
-----------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.92     $ 10.82     $ 10.03
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         685         807         975
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,398         884         663
-----------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.58     $ 13.78     $ 12.20
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         510         656         774
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,394         838         550
-----------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------
  Unit value                                                  $  8.83     $  8.65     $  7.97
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         362         218         117
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,924         627         195
-----------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.14     $ 19.31     $ 16.89
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         512         683         796
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,209       2,465       2,629
-----------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.21     $ 10.49     $  9.93
-----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,391        1590       1,869
-----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,629       2,459       2,792
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                             -------------------------------------------------------------
                                                                2004        2003        2002       2001        2000
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.18    $  7.89          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         613         560        565          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         635        503          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.40     $  8.54    $  6.19          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,099       1,103        768          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         773         720        427          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.54     $ 10.18    $  7.35          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         995         827        678          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         720         545        364          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.53          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          30          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 14.22    $ 10.51     $ 12.39     $ 10.69
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         837         707        482          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,013       3,182      3,460       2,447         588
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.07     $  8.77    $  5.65          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,185         284        150          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,478         278        386          --          --
--------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.65    $  13.07    $  11.26    $  10.59          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         152         189          92          24          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,517       3,308       1,298         726          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.28    $  10.84    $  10.35    $  10.27          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         256         190         168          63          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,731       1,508       1,073         686          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.71    $  11.28    $  10.54    $  10.37          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         594         462         397         279          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,825       1,741       1,299         787          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  49.36    $  47.21    $  43.48    $  42.17    $  39.41
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,073       1,195       1,301       1,400       1,489
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,439       3,955       4,167       3,907       2,733
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.14    $  12.55    $  11.14    $  10.61          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,599        1043         408         180          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,293      11,247       7,926       3,664          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 251.49    $ 247.00    $ 226.77    $ 220.94    $ 196.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         159         200         244         275         301
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         377         490         586         683         689
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.14    $  18.20    $  17.94    $  18.01    $  17.95
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,229       1,493       1,833       2,200       2,818
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,956       2,358       2,881       3,326       3,448
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.66    $  17.88    $  14.71    $  12.97    $  11.15
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,393       1,534       1,664       1,745       1,928
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,456       4,168       4,498       4,337       4,026
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.69    $   6.86    $   7.01    $   6.19    $   5.81
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,913       2,322       2,818       3,283       3,962
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,407      11,991      14,352      15,822      17,115
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.29    $  15.84    $  15.50    $  15.45    $  15.13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         219         243         296         279         282
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,861       2,329       2,753       2,951       3,122
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.36    $  17.73    $  16.53    $  15.07    $  13.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         718         908       1,100       1,230       1,362
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,356       3,069       3,839       4,346       4,534
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.48    $  17.54    $  14.69    $  14.16    $  12.68
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,862       1,465       1,617       1,814       1,839
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      13,777      15,585      17,155      15,959
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.02    $  11.33    $  10.36          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          17           5          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89          99          53          --          --
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                             --------------------------------------------------------------
                                                                2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  33.62    $  39.15           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,564       1,005           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         598          97           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.70    $ 203.81     $ 232.08     $ 275.01     $ 223.79
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         314         380          310           66           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         581         661          618          255           35
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.86    $  16.72     $  15.75     $  14.70           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,868       2,545          486           59           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,501          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.38    $   9.48     $  12.56     $  16.61           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,910         404          302           38           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         604          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.79    $   7.07     $   9.45     $  11.77           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,522       5,608        4,909        1,112           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,550      18,765       17,412        5,630           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.85          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         347          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,064          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.69    $  14.11     $  16.53     $  14.78     $  11.77
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,384       1,276          718           30           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,377       3,423        3,189          818          211
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01    $  11.78     $  11.61     $  12.04     $  11.81
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,712       1,138           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,615       6,000        3,700        1,532          315
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.86     $ 10.69    $  10.71          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         344         669       1,084          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.49     $ 23.60    $  19.83    $  19.58    $  17.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         774         917       1,046       1,213       1,296
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,711       3,644       4,227       4,909       4,335
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.23     $ 22.35    $  18.07    $  16.57    $  13.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         437         514         514         468         487
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,272       4,311       4,992       5,077       5,316
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.78     $  6.64    $   5.82    $   5.57          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         306         421         387          56          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         684         907       1,277         370          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.79     $  8.87    $   8.57    $   8.01    $   7.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          10          10          11          25
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         250         367         468         498         478
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.28     $ 12.80    $  12.11    $  11.71    $  11.27
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         145         134          45          29          39
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,030       2,547       2,581       2,715       2,971
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.83     $ 12.82    $  11.63    $  11.14    $  10.21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         910         654         775         867         896
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,294       9,568      11,228      12,694      12,682
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.15     $ 11.03    $  10.38          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         139         108          40          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         246         247         113          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.06     $ 10.84          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          99          33          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         634         332          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.96     $ 29.01    $  25.62    $  24.94    $  22.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         582         723         864         968       1,030
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,391       8,474      10,127      11,584      11,512
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.66     $  9.92    $   9.74          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         113          61           4          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         777         471          36          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.58     $  8.74    $   8.39    $   8.20    $   7.79
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         174         157         190         242         184
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,455       1,731       2,184       2,500       2,016
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.45     $ 12.66    $  11.53    $  11.02    $   9.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,036       1,207       1,413       1,558       1,665
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,276       8,561      10,309      11,422      10,509
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.46     $ 10.42          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         447         120          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,051         730          --          --          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002        2001        2000        1999         1998
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.94     $ 17.00     $ 16.37     $ 14.88     $ 12.71
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,419       1,305         431         163          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,235       1,559       1,079         173          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.98     $ 13.39     $ 17.34     $ 20.10     $ 12.75
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         498          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,555       3,126       2,033         771         422
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.24     $  8.62          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          38           6          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         128          13          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.24     $ 12.75     $ 17.16     $ 21.20     $ 16.54
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,171       2,221       1,658         576         282
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89     $ 10.65     $ 11.04     $ 10.60          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         961         166         112          13          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,408       3,151       2,953         987          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.28     $ 23.93     $ 27.69          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,042       1,038         734          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,152       6,601       6,057          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.73     $  7.66     $  9.38     $ 10.80          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         143          90          17           8          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         424         141          78           6          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.83     $  8.51     $  9.99          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,471         932         126          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,322       2,644         617          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.72    $  10.81          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         29           7          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         73          51          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.50          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         61          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,153          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.78    $  11.58    $  10.49          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         64          44          19          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        230         268         107          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.22    $  26.24    $  22.44    $  21.86          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        151         102          89          21          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        300         291         339          74          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.15    $  14.24    $  12.14    $  10.53     $  9.42
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        212         235         191         193         146
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,394       9,957      11,032      11,933      10,611
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.23    $  14.19    $  11.48          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         94          24           3          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        409         273          98          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.21    $  14.01    $  13.68    $  13.60     $ 13.28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        869         924         943         748         804
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,140      12,428      14,021      15,208      16,175
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.24    $  15.68    $  13.24    $  12.94     $ 11.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        229         281         306         338         377
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,182       4,115       4,803       5,325       5,701
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.60    $  10.37    $   9.33    $   8.84     $  8.07
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        230         298         328         421         474
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,022       6,684       7,849       8,941       9,707
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.75    $  14.72    $  13.88    $  12.94     $ 11.68
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        676         791         957       1,142       1,345
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,691       3,075       3,566       4,258       4,710
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.35    $  11.18    $  10.63          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         73          63           6          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        503         784         195          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.57    $  10.00    $   9.98          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         99          64          55          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        315         390         431          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.42    $  12.20    $  10.58          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        116          83          13          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        368         502         135          --          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002        2001        2000        1999         1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.22    $  8.64     $ 11.09     $ 13.93          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          59         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,973      5,697       5,514       1,286          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.05    $ 12.10     $ 11.40     $ 10.39     $ 10.73
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         702         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,419     10,537       5,112       2,026         379
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.51    $ 11.94     $ 13.02     $ 12.39     $ 12.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         359        287         124          12          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,777      4,156       1,755         978         714
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.72    $  8.64     $ 10.45     $ 10.70          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         474        543         359         103          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,237      8,655       7,052       2,906          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.18    $ 14.20     $ 21.88     $ 27.40     $ 16.03
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,556      1,966       1,834         383          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,661      5,707       5,759       1,680         200
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.73    $  11.69    $  10.54          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29          22          21          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         161         166         132          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.18    $  12.31    $  11.13          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         128         115         102          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         480         519         490          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.20    $  16.22    $  15.07    $  13.84     $  12.72
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         676         745         712         676          685
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,491      10,192      11,276      11,463       10,296
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.58    $  17.13    $  15.47    $  14.13     $  12.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,135       1,391       1,673       1,805        2,005
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,320       6,178       7,278       7,736        7,229
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.40    $  27.57    $  26.81    $  26.55     $  26.78
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,201       1,177       1,247       1,478        1,911
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,889       3,996       4,058       4,693        6,370
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.72    $   4.81    $   4.53    $   4.36           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          79          29          44           3           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         656         206         172          19           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70    $  10.70          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         121          23          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748         372          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.53    $  11.09          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          12          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         230          61          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11    $  10.92          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          66          21          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72    $  11.09          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          32          14          --          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         123          30          --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75    $   9.80    $   9.92          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         316         206         120          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,098       1,411         848          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.56    $  10.19    $   9.96          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          84         104          26          --           --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         588         593         132          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18    $  16.75    $  14.46    $  14.10     $  12.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         281         323         325         378          358
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,100       2,912       3,372        3.996       4,084
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.86    $  11.33          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         427          24          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,423          78          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.29    $  11.07     $ 10.82     $ 10.45          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,145       1,487          87          18          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,714       2,090         251          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.06    $  27.16     $ 26.65     $ 25.55     $ 24.80
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,863       3,954       1,882         549          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,288      13,759          --       9,875       5,805
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.48    $  10.90     $ 10.86     $ 11.42     $  9.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         240         239         113          23          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,913       1,535       1,382         522         211
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.62    $  15.76     $ 16.68     $ 16.30         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         293          12          13           2         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,641         104         146          19         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.80       10.75          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         109          28          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         572         298          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.10    $   6.12     $  5.45     $  5.08         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          65          69          33           4         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         300         397         286          69         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.39    $  11.87     $ 10.41          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         116         129          40          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         424         647         410          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.72    $  18.41     $ 13.65     $ 10.45    $  8.58
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         810         929         929         860        837
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,354       4,518       5,043       4,587      4,232
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.00    $  13.28     $ 12.35          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          30          33          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         507         322         172          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.28          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         720          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 61.99    $  56.56     $ 54.68     $ 51.36    $ 46.56
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          53          62          74         79
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233         292         331         388        429
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.87    $  11.36     $ 11.12     $ 11.11    $ 10.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         822         915       1,033       1,124      1,240
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,230       6,686       7,527       8,293      8,217
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.79    $  11.93     $ 11.53     $ 10.96    $  9.93
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         179         223         269         301        265
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,241       1,865       2,078       2,231      1,758
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.34    $  30.88     $ 28.55     $ 28.15    $ 26.32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         409         475         558         647        634
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,743       3,798       4,585       5,526      5,467
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.51    $  16.73     $ 13.57     $ 11.94    $ 10.29
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         343         377         423         460        371
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,972       2,676       2,300       2,160      1,684
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.58    $  12.18     $ 10.89     $ 10.37    $  9.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         154         175         208         255        249
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,291       1,745       1,956       2,038      1,850
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.42    $   9.52     $  9.66     $  9.13    $  8.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         290         355         356         384        385
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,015       4,202       4,551       4,852      4,258
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                 2002       2001       2000       1999        1998
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.59    $  6.04    $  6.47     $ 10.97    $  5.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         857        821        715         126         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,823      3,043      2,958         962        203
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 34.41    $ 49.16    $ 66.77     $ 78.30    $ 67.13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          66         73         65          16         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338        402        420         141         16
------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,234         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,282         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.88         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         189         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         398         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 21.83    $ 22.86    $ 23.07     $ 25.73    $ 27.12
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         511        500        219          35         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,248      1,835      1,211         574        170
------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.79         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         553         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         213         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         635         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.77         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         283         --         --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,299         --         --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46     $ 14.18     $ 12.07     $ 11.46     $ 10.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         309         326         300         304         297
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,218       4,325       4,766       4,712       3,848
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.88     $ 10.79     $ 10.01     $  9.38     $  8.53
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         327         402         460         503         538
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,156       4,520       5,281       6,078       5,628
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.54     $ 13.75     $ 12.18     $ 11.53     $ 10.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         288         386         425         575         467
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,710       3,885       4,432       5,059       3,927
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.79     $  8.61     $  7.94     $  7.51          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         193         125          61          11          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         436         605         410          22          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.05     $ 19.22     $ 16.83     $ 16.33     $ 14.17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         272         395         502         499         370
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,968       5,693       6,888       7,850       7,354
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.17     $ 10.46     $  9.91     $  9.05     $  8.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         701         889       1,089       1,346         281
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,564       3,343       4,090       4,725       1,117
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.89          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        292          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,272          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.18          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        344          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,488          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.35          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        381          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,262          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.49     $ 12.37     $ 10.68     $ 9.15     $ 9.14
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        275          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,021       3,274       2,109         98        344
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.65          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         96          --          --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        205          --          --         --         --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.87    $  13.22    $  11.35    $  10.63          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,160       1,827       1,271         728          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.46    $  10.96    $  10.43    $  10.31          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,472       1,143         397         373          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.89    $  11.41    $  10.62    $  10.41          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,173       1,249         849         695          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  53.95    $  51.39    $  47.15    $  45.53    $  42.39
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,308       4,475       4,798       5,029       4,208
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  13.34    $  12.70    $  11.22    $  10.65          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,734       8,825       5,795       3,138          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 286.24    $ 279.98    $ 256.01    $ 248.43    $ 220.33
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            392         463         545         613         548
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.49    $  19.41    $  19.05    $  19.04    $  18.91
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,914       3,131       3,491       4,043       4,619
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  20.70    $  18.75    $  15.37    $  13.49    $  11.55
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,414       5,626       5,792       5,816       5,125
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.96    $   7.07    $   7.20    $   6.34    $   5.92
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,750       5,507       5,789       6,068       5,986
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.26    $  16.71    $  16.29    $  16.17    $  15.77
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,276       3,669       4,057       4,383       4,326
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  21.26    $  18.44    $  17.12    $  15.54    $  13.80
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,805       3,494       3,815       4,124       4,091
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.16    $  18.20    $  15.17    $  14.56    $  12.99
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         18,463      13,475      14,461      15,533      14,531
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.12    $  11.39    $  10.37          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            159          79           9          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.04    $  10.82    $  10.79    $  10.16          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            462         691       1,352         339          --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  24.53    $  24.54    $  20.54    $  20.19    $  18.49
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,290       4,984       5,635       6,364       5,670
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  25.30    $  23.24    $  18.71    $  17.09    $  14.22
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,143       4,607       4,933       4,781       4,396
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.03    $   6.86    $   5.99    $   5.71          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,373       1,698       1,681         216          --
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  36.01           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,221           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 149.11     $ 226.39     $ 256.74    $ 303.01     $ 245.58
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            222          154          188         205          230
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  18.73           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,850           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.65           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,285           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   4.86     $   7.15     $   9.52    $  11.80           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,292           89          114          79           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.42           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,432           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.91     $  14.38     $  16.78    $  14.94     $  11.85
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,279          105          191          50          102
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.22     $  11.97     $  11.75    $  12.13     $  11.86
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,578          114           54          46           22
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  14.26           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,591           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.24     $  13.65     $  17.60    $  20.32     $  12.83
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,445          154          182         199          190
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.13    $  9.14    $  8.79      $  8.18    $  8.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              554        625        723          782        744
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.87    $ 13.31    $ 12.54      $ 12.08    $ 11.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,946      1,982      2,062        2,149      2,153
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.28    $ 13.23    $ 11.95      $ 11.40    $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15,162      6,465      7,166        8,080      7,741
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.28    $ 11.10    $ 10.41           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              415        436        161           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.12    $ 10.85         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              963        302         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  31.69    $ 30.56    $ 26.88      $ 26.06    $ 23.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6,323      7,331      8,383        9,053      8,439
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.76    $  9.97    $  9.75           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,003        493         38           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.93    $  9.03    $  8.63      $  8.40    $  7.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,978      2,218      2,770        3,237      2,600
----------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  13.86    $ 12.98    $ 11.78      $ 11.21    $  9.78
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9,544     11,305     12,783       13,609     12,491
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  10.52    $ 10.43         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,628        664         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.77    $ 10.83         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              171         78         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.52         --         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              863         --         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.91    $ 11.66    $ 10.51           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              362        321         81           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  30.54    $ 28.28    $ 24.09      $ 23.37         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              909        341        297           62         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.73    $ 14.69    $ 12.47      $ 10.78    $  9.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5,905      6,892      7,621        8,017      6,516
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.40    $ 14.29    $ 11.51           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              594        240         40           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.80    $ 14.53    $ 14.13      $ 13.99    $ 13.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           10,033     10,809     11,494       11,977     11,974
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  15.91    $ 16.31    $ 13.71      $ 13.35    $ 12.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,625      3,079      3,795        3,942      3,680
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.33     $  8.70          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            182          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.46     $ 13.00     $ 17.41     $ 21.43     $ 16.65
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            710         193         235         245         160
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.01     $ 10.76     $ 11.12     $ 10.62          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,252          17          10           3          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 18.94     $ 24.71     $ 28.47          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,393          71          78          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.82          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            551          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.89     $  8.56     $ 10.00          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,799          19           7          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.33     $  8.73     $ 11.17     $ 13.97          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,628          26          23          15          --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.32     $ 12.30     $ 11.04     $ 10.47     $ 10.77
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,674         280          14         139          98
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.73     $ 12.16     $ 13.21     $ 12.52     $ 12.85
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,342         324         341         423         506
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.99    $  10.71    $  9.60      $  9.06    $  8.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,815       3,293      3,821        4,211      4,026
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.49    $  15.31    $ 14.38      $ 13.35    $ 12.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,461       1,300      1,516        1,558      1,506
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.44    $  11.24    $ 10.64           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           528         605         93           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.68    $  10.07    $ 10.01           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           549         370        139           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.56    $  12.29    $ 10.61           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           319         438         94           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.87    $  11.77    $ 10.57           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           140         117         54           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.32    $  12.40    $ 11.16           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           722         597        444           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  18.67    $  16.57    $ 15.34      $ 14.02    $ 12.84
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,637      13,414     14,341       14,238     13,403
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.32    $  17.81    $ 16.03      $ 14.57    $ 12.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,623       8,423      8,724        9,029      8,508
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  31.62    $  30.57    $ 29.61      $ 29.20    $ 29.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,791       1,365      1,411        1,417      1,972
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.93    $   4.97    $  4.66      $  4.47         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           871         143        137           13         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.76    $  10.71         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           999         372         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.59    $  11.10         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           315         135         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.17    $  10.94         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           142          12         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.78    $  11.10         --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           115          20         --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.86    $   9.86    $  9.94           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,641       1,522      1,269           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.68    $  10.26    $  9.99           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           339         356        189           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.85    $  17.38    $ 14.94      $ 14.50    $ 12.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,937       3,525      3,854        4,174      3,847
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.83     $  8.75     $ 10.54     $ 10.74           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            993          77          42          31           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.39     $ 14.47     $ 22.21     $ 27.70      $ 16.14
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            496         147         214         227          176
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.91     $ 11.35          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,875           2          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.51     $ 11.28     $ 10.98          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,161          37           9          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.52     $ 29.51     $ 28.84     $ 27.54      $ 26.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,554         256         266         360          329
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.66     $ 11.07     $ 10.99     $ 11.51      $  9.65
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,053          23          18          18           18
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.99    $  16.98    $  17.90      $  17.42         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,687          96          88            19         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.86    $  10.76          --            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          775         237          --            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.32    $   6.33    $   5.61      $   5.21         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          498         473         215            12         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.51    $  11.95    $  10.44            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          559         811         393            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 26.83    $  19.12    $  14.12      $  10.76    $  8.81
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,820       4,088       4,095         3,531     27,090
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.17    $  13.37    $  12.39            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          936         320         133            --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.29          --          --            --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,897          --          --            --         --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 67.76    $  61.57    $  59.29      $  55.46    $ 50.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          185         238         264           269        265
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.17    $  11.59    $  11.30      $  11.24    $ 10.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,376      10,117      11,139        12,384     12,153
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.11    $  12.18    $  11.72      $  11.09    $ 10.01
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,899       3,342       3,665         3,994      3,394
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 34.12    $  33.49    $  30.83      $  30.28    $ 28.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,358       3,901       4,366         4,900      4,511
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.96    $  17.07    $  13.79      $  12.09    $ 10.38
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,283       3,610       3,367         3,660      3,008
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.89    $  12.42    $  11.07      $  10.50    $  9.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,196       2,469       2,709         2,980      2,952
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.67    $   9.71    $   9.82      $   9.24    $  8.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,987       4,513       5,006         6,362      5,953
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.81    $  14.47    $  12.27      $  11.60    $ 10.26
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,869       5,608       6,137         6,199      5,210
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.18    $  11.01    $  10.17      $   9.50    $  8.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,331       6,249       7,050         8,108      7,657
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.87    $  14.03    $  12.38      $  11.67    $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,059       4,691       5,098         5,827      5,443
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.12    $   8.90    $   8.17      $   7.70         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          884         680         554            19         --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.72      $  6.15    $  6.56     $ 11.08       $  5.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           737           43         55          52            16
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 36.85      $ 52.44    $ 70.94     $ 82.86       $ 70.74
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           161          153        185         213           266
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.69           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,285           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.91           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           929           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 23.29      $ 24.29    $ 24.42     $ 27.13       $ 28.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           903          221        260         329           422
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.82           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           923           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.65           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,004           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.80           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,130           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.92           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,722           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.21           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,602           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.38           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,889           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --         --          --            --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


---------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.76     $ 19.94     $ 17.38      $ 16.80     $ 14.55
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,608       6,898       7,963        8,796       8,124
---------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.47     $ 10.68     $ 10.07      $  9.16     $  8.83
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,575       2,567       2,975        3,498       1,530
---------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             -----------------------------------------------------------
                                                                2002       2001        2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.70      $ 12.57     $ 10.81     $ 9.23        $ 9.18
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,322          111          41         20            26
------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.67           --          --         --            --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           306           --          --         --            --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.35   $  14.64     $  12.58    $  11.79     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,506     22,269       12,752       5,189         186
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.00   $  11.48     $  10.93    $  10.80     $ 10.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,888      5,079        3,564       1,608         153
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.65   $  12.14     $  11.31    $  11.09     $ 10.42
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         14,367     13,188        8,710       3,924          78
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.37   $  12.74     $  11.69    $  11.30     $ 10.52
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         69,894     68,613       49,852      22,917       1,082
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.74   $  14.03     $  12.41    $  11.78     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        104,476     99,167       58,275      20,548         815
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.18   $  13.88     $  12.69    $  12.32     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,999     12,334        9,642       5,278         307
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.93   $  10.36     $  10.17    $  10.17     $ 10.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,207      2,015        1,844       1,271         119
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   20.03   $  18.16     $  14.88    $  13.07     $ 11.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,113      8,352        5,355       1,996          93
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.91   $  12.36     $  12.58    $  11.08     $ 10.36
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,459      2,328        1,804         829          60
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.15   $  10.80     $  10.54    $  10.46     $ 10.21
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,076      4,096         3.152      1,612          84
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.55   $  14.37     $  13.35    $  12.12     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,394      3,592        2,764       1,487         109
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.42   $  15.30     $  12.77    $  12.26     $ 10.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         19,821     13,336        9,974       5,206         329
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.10   $  11.38     $  10.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            720        562           76          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.29   $  11.07     $  11.05    $  10.41     $ 10.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,608      2,099        1,352         417          19
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.48   $  14.49     $  12.14    $  11.94     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,283      7,573        6,492       4,028         189
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.73   $  18.13     $  14.61    $  13.34     $ 11.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,019      7,280        5,025       1,602          73
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  7.00    $  6.83      $  5.97    $  5.69          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,851      5,155        3,884        224          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.27    $ 11.99      $ 11.53    $ 10.74     $ 10.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           841        860          679        278          17
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.45    $ 11.96      $ 11.27    $ 10.86     $ 10.42
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,847      3,646        1,914        271          34
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.67    $ 13.62      $ 12.31    $ 11.75     $ 10.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,780      4,859        4,008      2,468         154
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.26    $ 11.09      $ 10.40         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,330      2,166          732         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.12    $ 10.85           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,234        597           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.24    $ 13.74      $ 12.09    $ 11.73     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,374     11,573       10,047      5,582         374
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.75    $  9.96      $  9.75         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,927      1,258          100         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.34    $ 12.14      $ 11.61    $ 11.31     $ 10.70
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,119      1,943        1,920      1,379          85
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.04    $ 15.04      $ 13.66    $ 13.00     $ 11.35
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,656      9,034        6,968      3,775         306
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.51    $ 10.43           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,438      1,560           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.77    $ 10.83           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           459        191           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.52         --           --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,777         --           --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.89    $ 11.65      $ 10.51         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,654      1,305          475         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 30.24    $ 28.02      $ 23.87    $ 23.18          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,364      1,848        1,166         78          --
----------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 19.45    $ 17.09      $ 14.52    $ 12.55     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,341      7,928        5,898      3,195         150
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.38    $ 14.28      $ 11.51         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,672      1,109          358         --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.09    $  10.89     $  10.60     $ 10.50     $ 10.21
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        13,997      13,554       10,991       4,339         252
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.31    $  14.67     $  12.34     $ 12.02     $ 10.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,615       1,576        1,298         769          63
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.10    $  13.74     $  12.32     $ 11.64     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           965       1,098        1,065         679          51
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.91    $  13.06     $  12.27     $ 11.40     $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,842       1,399          992         530          22
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.43    $  11.23     $  10.64          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,132       2,181          386          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.67    $  10.06     $  10.01          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,086       1,819          753          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.54    $  12.28     $  10.61          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,737       1,836          757          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.85    $  11.76     $  10.57          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           928         841          415          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.30    $  12.39     $  11.16          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,081       3,813        1,971          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.35    $  13.64     $  12.63     $ 11.55     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        16,822      17,558       12,004       4,974         348
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.27    $  15.71     $  14.15     $ 12.87     $ 11.06
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,788       7,522        6,055       2,897         148
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73    $  10.38     $  10.06     $  9.93     $  9.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,875       3,721        2,172       1,335         252
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.90    $   4.95     $   4.64     $  4.46          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,019       1,387        1,014         143          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.75    $  10.71           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,036       1,134           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.58    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           772         217           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.16    $  10.93           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           378         111           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.77    $  11.10           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           469         122           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.85    $  9.86      $  9.94          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,128      6,212        2,883          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.66    $ 10.25      $  9.99          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,111      1,130          333          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.46    $ 14.92      $ 12.84     $ 12.47     $ 10.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,740      3,972        2,861       1,702         121
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  17.81    $ 16.82      $ 17.74     $ 17.28          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,733        578          688          53          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.85    $ 10.76           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,332        950           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.30    $  6.30      $  5.59     $  5.19          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,181      2,323        1,420          96          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.50    $ 11.94      $ 10.44          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,546      4,735        2,313          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.95    $ 24.92      $ 18.41     $ 14.04     $ 11.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,239      6,367        4,108       1,431          64
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.15    $ 13.36      $ 12.38          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,890      2,067          742          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.29         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,172         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.42    $ 13.11      $ 12.63     $ 11.82     $ 10.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           861      1,071          674         354          14
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.28    $ 10.75      $ 10.49     $ 10.44     $ 10.18
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,597      5,510        4,598       2,892         202
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.85    $ 12.87      $ 12.40     $ 11.74     $ 10.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,186      3,336        2,552       1,325          79
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.80    $ 12.57      $ 11.58     $ 11.38     $ 10.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,564      8,081        6,661       3,911         371
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.51    $ 18.47      $ 14.93     $ 13.09     $ 11.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,242      4,388        2,637       1,558          68
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.06    $ 13.56      $ 12.09     $ 11.47     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,045      1,032          794         424          26
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.71    $ 11.57      $ 11.70     $ 11.03     $ 10.47
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,651      2,678        2,153       1,580         113
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.97     $ 15.61      $ 13.24     $ 12.52     $ 11.08
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,381       4,449        3,350       1,540         106
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.89     $ 13.48      $ 12.45     $ 11.63     $ 10.54
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,916       3,239        2,543       1,570         142
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.86     $ 15.04      $ 13.27     $ 12.52     $ 11.01
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,709       2,904        2,263       1,454         126
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.08     $  8.87      $  8.15     $  7.67          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,708       3,735        1,820          59          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.36     $ 15.00      $ 13.08     $ 12.66     $ 10.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,198       8,534        6,948       3,850         232
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.54     $ 12.46      $ 11.76     $ 10.70     $ 10.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,424       2,251        1,745         969          57
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.50%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.19   $   14.52    $  12.51    $  11.75     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,792      22,907      13,134       5,787         212
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.86   $   11.39    $  10.87    $  10.77     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,705       7,544       5,980       2,987         213
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.51   $   12.04    $  11.24    $  11.05     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         20,000      19,344      14,424       6,175         444
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.22   $   12.63    $  11.62    $  11.26     $ 10.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         85,730      84,073      66,161      30,895       2,029
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.58   $   13.91    $  12.34    $  11.74     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        111,034     104,098      66,976      23,331         995
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.02   $   13.76    $  12.62    $  12.28     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         18,987      21,038      18,381      10,684         698
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.81   $   10.27    $  10.11    $  10.14     $ 10.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,139       3,263       2,914       2,082         216
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.81   $   18.00    $  14.80    $  13.03     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         12,039      10,530       7,171       2,946         147
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.75   $   12.25    $  12.51    $  11.05     $ 10.35
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,186       3,308       2,395         987          80
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.03   $   10.71    $  10.47    $  10.42     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          6,434       6,212       5,266       2,713         207
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.37   $   14.25    $  13.27    $  12.08     $ 10.76
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          5,401       5,108       3,772       2,272         157
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.27   $   15.18    $  12.69    $  12.22     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         29,046      19,714      14,454       7,621         544
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.04   $   11.34    $  10.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            643         565         149          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.17   $   10.98    $  10.99    $  10.37     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,083       3,527       2,846         958          32
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.32   $   14.37    $  12.06    $  11.90     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,153      10,040       8,863       6,079         371
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.51   $   17.98    $  14.52    $  13.30     $ 11.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,808      10,173       7,184       2,381          55
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.84    $  6.70       $  5.86    $  5.61          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,418     10,601         7,594        538          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.13    $ 11.89       $ 11.47    $ 10.71     $ 10.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          748        778           570        333           6
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.32    $ 11.86       $ 11.21    $ 10.82     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,097      2,829         1,697        464          83
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.53    $ 13.51       $ 12.24    $ 11.72     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,133      4,660         4,062      2,784         143
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.18    $ 11.05       $ 10.39         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,432      2,907         1,183         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.08    $ 10.84            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,531        815            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.09    $ 13.63       $ 12.02    $ 11.69     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       16,275     16,937        14,502      8,691         620
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69    $  9.93       $  9.75         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,771      2,213           228         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.20    $ 12.04       $ 11.54    $ 11.27     $ 10.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,342      2,163         2,383      1,795         120
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.87    $ 14.92       $ 13.58    $ 12.96     $ 11.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,622     11,897         9,581      5,395         415
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.48    $ 10.42            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,720      2,190            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.73    $ 10.82            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          511        327            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.51         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,859         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.81    $ 11.60       $ 10.49         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,544      2,148           749         --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 28.78    $ 26.74       $ 22.84    $ 22.23          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,742      2,995         2,015        190          --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.24    $ 16.95       $ 14.43    $ 12.51     $ 11.18
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,196      7,597         5,867      3,446         181
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.27    $ 14.22       $ 11.49         --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,647      1,341           371         --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.96    $  10.80     $  10.53     $ 10.46     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        18,138      17,343       13,723       6,436         460
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.15    $  14.55     $  12.27     $ 11.98     $ 10.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,712       1,785        1,359         815          68
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.94    $  13.63     $  12.25     $ 11.60     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,258       1,278        1,164         742          69
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.75    $  12.95     $  12.20     $ 11.36     $ 10.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,292       2,120        1,605         800          49
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.37    $  11.19     $  10.64          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,207       3,427          614          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.60    $  10.02     $   9.99          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,861       2,606        1,556          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.46    $  12.22     $  10.59          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,178       2,458          807          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.77    $  11.71     $  10.55          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,237       1,013          534          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.22    $  12.33     $  11.14          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,635       4,143        2,560          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.19    $  13.52     $  12.56     $ 11.51     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        21,594      22,005       14,932       7,104         642
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.10    $  15.58     $  14.06     $ 12.83     $ 11.05
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,736      10,619        8,875       4,167         314
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.62    $  10.29     $  10.00     $  9.89     $  9.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,650       9,565        6,802       5,781       1,312
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.77    $   4.85     $   4.56     $  4.39          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,353       2,170        1,829         144          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.72    $  10.70           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,106       1,152           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.54    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           979         270           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.13    $  10.93           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           516         144           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           681         155           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.78    $  9.81      $  9.92          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,876      8,347        4,644          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.59    $ 10.21      $  9.97          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,196        979          400          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.31    $ 14.80      $ 12.76     $ 12.43     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,443      5,853        4,236       2,712         208
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.95    $ 16.05      $ 16.98     $ 16.58          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,969      1,017          847          92          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.81    $ 10.75           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,461      1,003           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.15    $  6.17      $  5.49     $  5.11          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,065      4,330        2,805         140          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.42    $ 11.89      $ 10.42          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,774      3,972        1,952          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.57    $ 24.71      $ 18.31     $ 14.00     $ 11.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,658     10,717        7,390       2,669         209
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.04    $ 13.30      $ 12.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,601      2,056          845          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.28         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        15,751         --           --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.26    $ 13.00      $ 12.55     $ 11.78     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,381      1,606        1,049         658          70
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.16    $ 10.66      $ 10.43     $ 10.41     $ 10.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,539      8,806        7,189       4,559         446
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.70    $ 12.76      $ 12.32     $ 11.70     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,087      5,093        3,781       2,001         124
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.66    $ 12.46      $ 11.51     $ 11.34     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,794     13,219       11,372       6,690         712
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.28    $ 18.32      $ 14.84     $ 13.05     $ 11.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,567      6,780        4,388       2,692         191
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.91    $ 13.45      $ 12.02     $ 11.43     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,897      1,702        1,464         886         108
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.57    $ 11.47      $ 11.64     $ 10.99     $ 10.46
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,887      3,872        3,154       1,909         136
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.80    $  15.48      $ 13.17     $ 12.48     $ 11.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,644       6,667        4,853       2,322         116
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.73    $  13.36      $ 12.38     $ 11.59     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,518       4,590        3,750       2,441         274
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.70    $  14.91      $ 13.19     $ 12.48     $ 11.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,244       4,683        3,833       2,655         288
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.87    $   8.69      $  8.00     $  7.56          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,997       5,187        2,774          91          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.21    $  14.88      $ 13.01     $ 12.61     $ 10.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,631      11,213        9,487       5,755         337
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.38    $  12.35      $ 11.69     $ 10.66     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,318       4,306        3,246       1,826         104
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   15.09   $   14.45    $  12.46    $  11.72     $ 10.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         64,596      32,813      12,508       4,674         195
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.79   $   11.33    $  10.83    $  10.75     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         10,068       5,935       3,738       1,736         116
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   12.43   $   11.98    $  11.20    $  11.03     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         23,580      16,150       9,271       3,928         215
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.13   $   12.57    $  11.58    $  11.24     $ 10.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        117,390      83,885      52,197      21,440         970
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.48   $   13.84    $  12.29    $  11.72     $ 10.67
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        240,939     152,231      69,680      21,528         560
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.93   $   13.69    $  12.58    $  12.26     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,057       7,207       5,402       2,957         158
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.74   $   10.22    $  10.07    $  10.12     $ 10.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          2,177       1,691       1,398         905          69
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.68   $   17.91    $  14.74    $  13.00     $ 11.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         12,529       7,675       3,716       1,270          66
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   13.66   $   12.19    $  12.46    $  11.02     $ 10.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,311       2,506       1,386         595          44
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   10.96   $   10.66    $  10.44    $  10.40     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,138       3,340       2,303       1,119          95
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   16.27   $   14.18    $  13.22    $  12.06     $ 10.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,846       2,926       1,783         913          81
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.17   $   15.10    $  12.65    $  12.20     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         19,894      14,100       9,522       5,080         310
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.00   $   11.32    $  10.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,556         907         118          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   11.10   $   10.92    $  10.95    $  10.35     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,847       3,611       2,568         878          43
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   14.23   $   14.30    $  12.02    $  11.87     $ 10.92
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          7,001       5,785       4,888       3,020         210
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   19.38   $   17.89    $  14.47    $  13.27     $ 11.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          9,184       7,223       4,026       1,161          30
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.74   $  6.61        $  5.80   $  5.55          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,771     4,814          3,177       208          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.04   $ 11.83        $ 11.43   $ 10.68     $ 10.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          982       894            571       194           5
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.24   $ 11.80        $ 11.17   $ 10.80     $ 10.41
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,279     6,225          2,419       273          15
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.44   $ 13.44        $ 12.20   $ 11.69     $ 10.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       17,200     6,674          4,879     2,900          86
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.14   $ 11.02        $ 10.38        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,709     1,957            563        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.06   $ 10.84             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,823     1,788             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.00   $ 13.56        $ 11.98   $ 11.67     $ 10.76
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       11,756     9,866          7,495     4,181         204
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.65   $  9.91        $  9.74        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,959     2,013            172        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.11   $ 11.98        $ 11.50   $ 11.25     $ 10.69
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,691     1,979          1,528     1,146         126
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.77   $ 14.84        $ 13.53   $ 12.93     $ 11.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       10,337     8,706          5,920     3,260         291
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.46   $ 10.42             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       19,931     3,992             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.71   $ 10.81             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,069       384             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.50        --             --        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       36,003        --             --        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.77   $ 11.57        $ 10.48        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,502     1,759            442        --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 27.94   $ 26.00        $ 22.24   $ 21.68          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,011     1,796            802        76          --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.11   $ 16.87        $ 14.38   $ 12.48     $ 11.17
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       12,092    11,624          7,243     3,564         178
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.21   $ 14.18        $ 11.48        --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,860     1,674            373        --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.89    $  10.74     $  10.50     $ 10.44     $ 10.20
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        14,134      11,680        7,995       3,501         284
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.06    $  14.47     $  12.22     $ 11.96     $ 10.97
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,094       1,769        1,018         473          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.85    $  13.56     $  12.21     $ 11.58     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,364       1,455        1,271         643          69
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.66    $  12.89     $  12.16     $ 11.34     $ 10.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,960       1,215          705         369          29
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.34    $  11.17     $  10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,005       5,957          563          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55    $   9.99     $   9.98          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,635         878          743          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.41    $  12.19     $  10.58          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,773       3,163          874          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.71    $  11.68     $  10.54          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,698       1,248          527          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.17    $  12.30     $  11.13          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,885       5,585        2,163          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.09    $  13.45     $  12.51     $ 11.49     $ 10.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        25,093      20,022       11,881       5,249         435
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.00    $  15.51     $  14.02     $ 12.80     $ 11.04
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,668       6,490        4,526       2,213         149
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55    $  10.24     $   9.97     $  9.87     $  9.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,854       4,632        2,041       1,005          42
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   5.69    $   4.79     $   4.51     $  4.35          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,503       1,430          883          38          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.70    $  10.70           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        12,811       2,470           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.52    $  11.08           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,779         367           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.11    $  10.92           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           743         133           --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.71    $  11.09           --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,662         182           --          --          --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007.


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.73   $  9.79       $  9.91          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        14,527     8,303         3,300          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.55   $ 10.18       $  9.96          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,217     1,594           402          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.21   $ 14.72       $ 12.72     $ 12.40     $ 10.71
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,773     4,061         2,210       1,215          79
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  16.46   $ 15.61       $ 16.53     $ 16.17          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,120       907           526          22          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  10.79   $ 10.75            --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        10,518     2,001            --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   6.07   $  6.10       $  5.43     $  5.07          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,079     2,346           952          71          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.38   $ 11.86       $ 10.41          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         9,921     7,856         2,852          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  34.34   $ 24.59       $ 18.24     $ 13.97     $ 11.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,306     6,050         3,408       1,047          46
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  15.97   $ 13.27       $ 12.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,059     2,350           533          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $   8.27        --            --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11,901        --            --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  14.17   $ 12.93       $ 12.51     $ 11.75     $ 10.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,191       976           442         210          15
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  11.08   $ 10.61       $ 10.39     $ 10.38     $ 10.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,566     5,315         4,566       2,210         301
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.61   $ 12.70       $ 12.28     $ 11.67     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,083     3,143         1,765         716          86
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.58   $ 12.40       $ 11.47     $ 11.32     $ 10.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,716     6,956         5,292       3,135         282
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  20.15   $ 18.23       $ 14.79     $ 13.02     $ 11.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,136     5,220         2,536       1,127          65
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  13.82   $ 13.38       $ 11.98     $ 11.41     $ 10.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,624     1,487         1,016         456          20
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  12.49   $ 11.42       $ 11.59     $ 10.97     $ 10.45
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,875     3,137         2,204       1,141          59
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007. (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.69     $ 15.40      $ 13.12     $ 12.46     $ 11.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,335       5,165        3,109       1,455          59
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.63     $ 13.30      $ 12.33     $ 11.57     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,883       3,570        2,515       1,381          97
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.60     $ 14.83      $ 13.15     $ 12.45     $ 10.99
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,025       3,627        2,566       1,506         103
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.75     $  8.58      $  7.91     $  7.49          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,231       3,530        1,416          31          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.12     $ 14.80      $ 12.96     $ 12.59     $ 10.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,224       7,719        5,307       2,979         191
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.29     $ 12.29      $ 11.65     $ 10.64     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,743       2,164        1,431         675          35
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007


------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                              2007        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.05    $  14.43   $  12.45    $  11.72    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           8         10          13          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,377       3,084      1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.76    $  11.31   $  10.82    $  10.74    $  10.30          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5          6           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,454       1,800      1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40    $  11.96   $  11.19    $  11.02    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       3,022      2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.27    $  46.21   $  42.61    $  41.36    $  38.70    $  33.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          32         33           8           9          13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,098       2,325      1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.45    $  13.82   $  12.28    $  11.71    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7          --          4          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      23,506      14,705      6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $243.48    $ 239.38   $ 219.99    $ 214.55    $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3          3           3           4           6
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          65          73         73          64          29           9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.82    $  17.92   $  17.67    $  17.76    $  17.72    $  17.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          29         39          67          84         146
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         404         376        481         416         458         259
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.41    $  17.67   $  14.55    $  12.84    $  11.05    $   8.32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           9         10          13          20          20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,236       1,508      1,037         649         530         142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.62    $   6.80   $   6.96    $   6.16    $   5.78    $   4.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          14         17          17          24          22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,050       1,042      1,055         981         856         341
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.06    $  15.63   $  15.31    $  15.27    $  14.97    $  14.71
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11         14          17          14          17
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         626         590        573         555         512         198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.14    $  17.56   $  16.39    $  14.95    $  13.34    $   9.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          18         18          20          25          28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         443         462        372         312         478         121
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.31    $  17.38   $  14.57    $  14.06    $  12.60    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          21         35          49          54          60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,123       2,507      2,363       2,169       1,481         530
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                              2007        2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.99    $  11.31   $ 10.35          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         227         123        40          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.24    $  23.37   $ 19.66     $ 19.43     $ 17.87     $ 13.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          14        19          21          25          32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         842         856       849         802         502         184
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.97    $  22.13   $ 17.91     $ 16.44     $ 13.75     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3         3           3           6           4
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,136        1052       782         522         441         161
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.71    $   6.59   $  5.78     $  5.54          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571         504       326          15          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71    $   8.81   $  8.51     $  7.96     $  7.82     $  6.22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2         2           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         373         353       314         204         249          42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.14    $  12.67   $ 12.00     $ 11.62     $ 11.20     $  9.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,289        1484       351         160         164          40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.71    $  12.72   $ 11.55     $ 11.08     $ 10.16     $  7.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --        --           1          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,063       1,393     1,585       1,200         776         200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12    $  11.01   $ 10.37          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         180         225        81          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.05       10.84        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,189         216        --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.54    $  28.64   $ 25.31     $ 24.66     $ 22.76     $ 18.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           9        12          13          16          10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,547          64     1,604       1,386       1,074         399
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64    $   9.90   $  9.74          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1         1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         476         185         8          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49    $   8.67   $  8.33     $  8.15     $  7.75     $  5.70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --        --           1           2           4
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         249         215       280         377         218          32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.35    $  12.57   $ 11.47     $ 10.97     $  9.62     $  6.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          31        35          38          41          39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,166       1,890     1,556       1,391         883         285
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.45     $ 10.42          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,574         368          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $ 10.81          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         421          38          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,805          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.75     $ 11.56     $ 10.48          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         337         193          77          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.67     $ 25.76     $ 22.05     $ 21.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           1           1          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         233          79           9         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.01     $ 14.13     $ 12.06     $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,289       3,208       2,337       1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.18     $ 14.17     $ 11.47          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         665         269          56          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.07     $ 13.88     $ 13.57     $ 13.50    $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           8          12           8          7          9
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,473       1,477       1,527       1,343      1,175        441
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.08     $ 15.53     $ 13.12     $ 12.84    $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2          11          11         16         13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         288         351         347         370        307        128
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.50     $ 10.28     $  9.26     $  8.79    $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         458         510         603         610        598        229
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.57     $ 14.58     $ 13.76     $ 12.84    $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           2          5          7
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         192         184         149         93         38
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.32     $ 11.17     $ 10.63          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         809         532         144          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54     $  9.98     $  9.98          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         248         135         173          --         --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.39     $ 12.18     $ 10.57          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         369         308          83          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.70     $ 11.67     $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         442         196          84          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.15     $ 12.29     $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --           1          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         888         591         290          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.08     $ 16.13     $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11           8          11          16          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,346       2,714       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.40     $ 16.96     $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          16          19          26          31         36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,069       1,156       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.65     $ 26.86     $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          22           8          15          37         57
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,051        1102         845         349         434        630
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.66     $  4.77     $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657          83          72          22          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.69     $ 10.70          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,727         258          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.51     $ 11.08          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         674          83          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.10     $ 10.92          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         154          20          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70     $ 11.09          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         277          19          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.72     $  9.78     $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,235         730         286          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53     $ 10.17     $  9.96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         262         202          60          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.02     $ 16.60     $ 14.35     $ 14.00     $ 12.10    $  8.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           5          11          10          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         713         744         596         575         449        122
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.30     $ 15.46     $ 16.39     $ 16.03          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         401          47          41           6          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.78     $ 10.75          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         853         178          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.04     $  6.07     $  5.41     $  5.05          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          89         104          69          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.36     $ 11.85     $ 10.40          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         539         602         296          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.45     $ 18.23     $ 13.53     $ 10.37     $  8.53    $  5.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --           6          6
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,726        1239         755         609         457         69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.95     $ 13.26     $ 12.34          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         297         179          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 60.62     $ 55.37     $ 53.59     $ 50.38     $ 45.72    $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -           2           2           2           2          2
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          47          25          28          10          4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.80     $ 11.30     $ 11.08     $ 11.07     $ 10.84    $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           6           8          11          19         23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,494       2,030       1,611       1,424       1,202        628
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.72     $ 11.87     $ 11.49     $ 10.93     $  9.91    $  7.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          10          11          10          11          7
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         390         400         338         284         143         57
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 30.68     $ 30.26     $ 28.00     $ 27.64     $ 25.87    $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          13          14          20         21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         526         758         755         771         557        125
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                                 2007        2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.39     $ 16.64     $ 13.51     $ 11.90     $ 10.27    $  7.78
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1           1         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,047       1,030         783         806         360        135
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.50     $ 12.11     $ 10.85     $ 10.34     $  9.59    $  7.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           3           3          3
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         473         453         353         272         238        104
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $  9.47     $  9.62     $  9.10     $  8.68    $  6.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          23          26          27          27         21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         881       1,014         980         876         792        408
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.37     $ 14.10     $ 12.02     $ 11.42     $ 10.15    $  7.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          41          44          45          45         36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,210       1,363       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81     $ 10.74     $  9.96     $  9.35     $  8.52    $  6.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6           8          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         934       1,035       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.46     $ 13.68     $ 12.13     $ 11.49     $ 10.15    $  7.34
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          27          29          30         23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         805       1,010         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  8.54     $  7.89     $  7.46          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           -          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788         475         242          59          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.88     $ 19.05     $ 16.69     $ 16.22     $ 14.09    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5           5           7          8
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         748       1,201         991         884         641        270
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 10.41     $  9.87     $  9.02     $  8.74    $  5.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          15          14         10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         597         350         311         306          98         14
------------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.54    $  12.99      $  11.22    $  10.57          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            4           3             4          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.19    $  10.77      $  10.31    $  10.25          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            7          12            13           6          --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.61    $  11.21      $  10.50    $  10.35          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1             1           1          --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 47.21    $  45.24      $  41.76    $  40.57    $  38.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           36          21            28          35          25
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.03    $  12.48      $  11.09    $  10.59          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41          32            21           1          --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $235.69    $ 231.96      $ 213.39    $ 208.33    $ 185.90
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2           4             4           5           5
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.50    $  17.63      $  17.41    $  17.51    $  17.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           5             7          12          18
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.16    $  17.46      $  14.39    $  12.71    $  10.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           46          37            27          26          30
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  7.55    $   6.75      $   6.91    $   6.12    $   5.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          108         166           205         339         370
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.83    $  15.42      $  15.12    $  15.10    $  14.82
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           6             9          12          12
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.92    $  17.39      $  16.24    $  14.83    $  13.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15          24            27          44          48
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.14    $  17.23      $  14.45    $  13.96    $  12.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          171         124           149         235         245
----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.97    $  11.30      $  10.35          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --            --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 22.99    $  23.14      $  19.49    $  19.27    $  17.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           26          51            56          59          66
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 23.71    $  21.91      $  17.75    $  16.31    $  13.65
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           71          64            61          68          63
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.65    $   6.53      $   5.74    $   5.50          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3           6             3          --          --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                               2002        2001
--------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------
  Unit value                                                $  32.48   $   7.90
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             24          7
--------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
  Unit value                                                $ 126.58   $ 193.35
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                              6          1
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------
  Unit value                                                $  17.44         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             11         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------
  Unit value                                                $   8.25         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                              6         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                $   4.76   $   7.03
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            390         81
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------
  Unit value                                                $  14.58         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             15         --
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                $   9.57   $  13.98
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             60          6
--------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------
  Unit value                                                $   9.91   $  11.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            252         46
--------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                                $  13.78   $  16.84
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             67         20
--------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------
  Unit value                                                $  10.86   $  13.26
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             61          9
--------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------
  Unit value                                                      --         --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                              2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.63     $  8.74     $  8.46      $  7.92    $  7.79
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           2           3            2          3
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.00     $ 12.55     $ 11.90      $ 11.52    $ 11.12
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9          11          11           14         16
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $12.60     $ 12.62     $ 11.47      $ 11.02    $ 10.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          116          74          82           82         79
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.09     $ 10.99     $ 10.37           --         --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       --           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.04     $ 10.83          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $29.13     $ 28.27     $ 25.01      $ 24.39    $ 22.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130         223         249          270        285
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $10.62     $  9.89     $  9.74           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --           4           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.40     $  8.60     $  8.27      $  8.10    $  7.71
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1           6            8          9
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.25     $ 12.49     $ 11.41      $ 10.92    $  9.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           33          65          89          127        146
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $10.44     $ 10.41          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           15          10          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.70     $ 10.81          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 9.49          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $11.72     $ 11.54     $ 10.47           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $27.13     $ 25.28     $ 21.66      $ 21.14         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $15.87     $ 14.02     $ 11.97      $ 10.41    $  9.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           29          43          54           70         47
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $16.14     $ 14.14     $ 11.46           --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6           3          --           --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                $13.92     $ 13.75     $ 13.46      $ 13.41    $ 13.12
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130         187         207          242        276
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                               2002        2001
--------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Unit value                                               $  6.20     $  8.58
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3          --
--------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
  Unit value                                               $  9.14     $ 12.63
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          11
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  Unit value                                               $  7.83     $ 10.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           92          18
--------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       --          --
--------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------
  Unit value                                               $ 17.95     $ 23.56
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          297          57
--------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------
  Unit value                                               $  5.68     $  7.61
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5           1
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                               $  6.80     $  8.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          130          35
--------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  7.16     $  8.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41          10
--------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                               $ 12.92     $ 12.00
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          275          78
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.91     $ 15.37    $ 13.01     $ 12.74     $ 11.70
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           59          78         93         108         120
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.40     $ 10.20    $  9.20     $  8.74     $  7.99
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           39          56         76          94         111
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.39     $ 14.44    $ 13.64     $ 12.74     $ 11.52
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            8           9         10          14          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.30     $ 11.15    $ 10.63          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.51     $  9.97    $  9.97          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.36     $ 12.16    $ 10.57          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.66     $ 11.65    $ 10.53          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          4          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.12     $ 12.27    $ 11.11          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1          2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.96     $ 16.04    $ 14.94     $ 13.74     $ 12.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           53          63         73          66          55
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.23     $ 16.79    $ 15.20     $ 13.91     $ 12.02
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           36          61         73          99         120
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 26.91     $ 26.18    $ 25.51     $ 25.31     $ 25.58
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           73          24         22          28          36
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.61     $  4.73    $  4.46     $  4.31          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.67     $ 10.69         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6           9         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.50     $ 11.08         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           1         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.08     $ 10.92         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            6          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69     $ 11.08         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.69     $  9.76    $  9.90          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          4          --          --
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------
  Unit value                                               $  9.40     $ 11.82
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          122          32
--------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  6.66     $  8.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          108          33
--------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  9.07     $ 14.07
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          --
--------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                               $  9.83     $ 11.32
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           41           1
--------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  Unit value                                               $  9.18     $ 10.96
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          127          31
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                               $ 25.90     $ 26.05
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           75          82
--------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.50     $ 10.16    $  9.95          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           3          1          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.86     $ 16.45    $ 14.23     $ 13.90     $ 12.03
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           13          18         18          40          41
----------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.98     $ 15.18    $ 16.10     $ 15.77          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           12          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.77     $ 10.74         --          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5          10         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.98     $  6.02    $  5.37     $  5.02          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           3         --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.33     $ 11.83    $ 10.40          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2           2          2          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 25.19     $ 18.06    $ 13.42     $ 10.29     $  8.47
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           19          24         34          32          20
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 15.91     $ 13.24    $ 12.34          --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 59.28     $ 54.20    $ 52.51     $ 49.42     $ 44.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1          1           1           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.73     $ 11.24    $ 11.03     $ 11.04     $ 10.82
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           63         100         98         139         146
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.64     $ 11.81    $ 11.44     $ 10.89     $  9.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            9          20         21          38          32
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 30.03     $ 29.65    $ 27.46     $ 27.14     $ 25.43
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           19          25         35          73          57
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.28     $ 16.56    $ 13.46     $ 11.87     $ 10.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           10          22         20          23           7
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.43     $ 12.05    $ 10.81     $ 10.31     $  9.57
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           13          20         28          33          28
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.29     $  9.42    $  9.58     $  9.08     $  8.66
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           49          61         74          96          83
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.28     $ 14.03    $ 11.98     $ 11.39     $ 10.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           45          61         73          84          81
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.74     $ 10.68    $  9.92     $  9.32     $  8.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           17          21         36          38          28
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                               $  8.40     $ 10.81
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           37          10
--------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  Unit value                                               $  5.53     $  5.99
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           17           1
--------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --          --
--------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  Unit value                                               $ 33.24     $ 47.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1           1
--------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------
  Unit value                                               $ 10.62          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          211          --
--------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------
  Unit value                                               $  7.86          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           20          --
--------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------
  Unit value                                               $ 21.13     $ 22.17
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           49          --
--------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------
  Unit value                                               $  7.77          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            8          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------
  Unit value                                               $  7.61          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           30          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                               $  6.76          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           60          --
--------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $  7.87          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           71          --
--------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                               $  6.17          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           23          --
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2007 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                           -----------------------------------------------------------
                                                            2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.37     $ 13.61    $ 12.08     $ 11.46     $ 10.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           16          30         44          51          42
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.63     $  8.47    $  7.83     $  7.42          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            0          --         --          --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.71     $ 18.88    $ 16.55     $ 16.10     $ 14.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           60          77         90         127         144
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.02     $ 10.36    $  9.83     $  9.00     $  8.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           16          21         25          35           5
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            For the years ending
                                                                December 31,
                                                           ---------------------
                                                             2002        2001
--------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $  7.34          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           35          --
--------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                    --          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --
--------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                               $ 10.38     $ 12.27
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                          158          27
--------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------
  Unit value                                               $  5.64          --
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5          --
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 2007.............   FSA-3
    Statements of Operations for the Year Ended December 31, 2007.......  FSA-24
    Statements of Changes in Net Assets for the Years Ended
       December 31, 2007 and 2006.......................................  FSA-36
    Notes to Financial Statements.......................................  FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2007 and 2006.............     F-4
    Consolidated Statements of Earnings, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-5
    Consolidated Statements of Shareholder's Equity and Comprehensive
       Income, Years Ended December 31, 2007, 2006 and 2005.............     F-6
    Consolidated Statements of Cash Flows, Years Ended December 31,
       2007, 2006 and 2005..............................................     F-7
    Notes to Consolidated Financial Statements..........................     F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                            AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                              Allocation       Allocation            Allocation
                                                            --------------  ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,480,482       $18,546,900          $27,426,261
Receivable for The Trusts shares sold ....................            --           190,306               15,921
Receivable for policy-related transactions ...............       113,374                --                   --
                                                             -----------       -----------          -----------
  Total assets ...........................................    24,593,856        18,737,206           27,442,182
                                                             -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................       113,373                --                   --
Payable for policy-related transactions ..................            --           190,306               15,921
                                                             -----------       -----------          -----------
  Total liabilities ......................................       113,373           190,306               15,921
                                                             -----------       -----------          -----------
Net Assets ...............................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Net Assets:
Accumulation Units .......................................    24,463,995        18,538,070           27,419,026
Retained by AXA Equitable in Separate Account No. 45 .....        16,488             8,830                7,235
                                                             -----------       -----------          -----------
Total net assets .........................................   $24,480,483       $18,546,900          $27,426,261
                                                             ===========       ===========          ===========
Investments in shares of The Trusts, at cost .............   $24,732,314       $18,880,679          $27,662,744
The Trusts shares held ...................................
 Class A .................................................            --                --                   --
 Class B .................................................     1,667,506         1,701,079            2,365,887



                                                             AXA Moderate   AXA Moderate-Plus    EQ/AllianceBernstein
                                                              Allocation        Allocation           Common Stock
                                                             ------------   -----------------    --------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $344,798,805      $127,567,594          $412,628,914
Receivable for The Trusts shares sold ....................        272,116            76,361               218,990
Receivable for policy-related transactions ...............             --                --                    --
                                                             ------------      ------------          ------------
  Total assets ...........................................    345,070,921       127,643,955           412,847,904
                                                             ------------      ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................             --                --                    --
Payable for policy-related transactions ..................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
  Total liabilities ......................................        272,116            76,360               218,990
                                                             ------------      ------------          ------------
Net Assets ...............................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Net Assets:
Accumulation Units .......................................    339,894,699       127,560,441           412,285,948
Retained by AXA Equitable in Separate Account No. 45 .....      4,904,106             7,154               342,966
                                                             ------------      ------------          ------------
Total net assets .........................................   $344,798,805      $127,567,595          $412,628,914
                                                             ============      ============          ============
Investments in shares of The Trusts, at cost .............   $294,464,079      $126,277,581          $410,850,111
The Trusts shares held ...................................
 Class A .................................................      2,125,046                --             3,010,489
 Class B .................................................     18,138,007         9,145,336            17,444,253

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             EQ/AllianceBernstein
                                                                 Intermediate       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Government Securities       International        Large Cap Growth
                                                            ---------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $94,380,995            $181,898,116            $71,208,621
Receivable for The Trusts shares sold ....................           127,149                 113,288                 40,574
Receivable for policy-related transactions ...............                --                      --                     --
                                                                 -----------            ------------            -----------
  Total assets ...........................................        94,508,144             182,011,404             71,249,195
                                                                 -----------            ------------            -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                     --
Payable for policy-related transactions ..................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
  Total liabilities ......................................           127,148                 113,288                 40,574
                                                                 -----------            ------------            -----------
Net Assets ...............................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Net Assets:
Accumulation Units .......................................        94,364,990             181,571,130             71,185,435
Retained by AXA Equitable in Separate Account No. 45 .....            16,006                 326,986                 23,186
                                                                 -----------            ------------            -----------
Total net assets .........................................       $94,380,996            $181,898,116            $71,208,621
                                                                 ===========            ============            ===========
Investments in shares of The Trusts, at cost .............       $95,661,457            $119,666,758            $66,659,687
The Trusts shares held ...................................
 Class A .................................................           438,887               1,447,118                     --
 Class B .................................................         9,154,896              11,293,549              8,131,714



                                                             EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                 Quality Bond         Small Cap Growth            Value
                                                             --------------------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........        $17,424,665            $93,205,152           $425,329,602
Receivable for The Trusts shares sold ....................             31,201                122,371                269,625
Receivable for policy-related transactions ...............                 --                     --                     --
                                                                  -----------            -----------           ------------
  Total assets ...........................................         17,455,866             93,327,523            425,599,227
                                                                  -----------            -----------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                     --                     --
Payable for policy-related transactions ..................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
  Total liabilities ......................................             31,201                122,371                269,625
                                                                  -----------            -----------           ------------
Net Assets ...............................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Net Assets:
Accumulation Units .......................................         17,419,472             93,130,095            424,733,555
Retained by AXA Equitable in Separate Account No. 45 .....              5,193                 75,057                596,047
                                                                  -----------            -----------           ------------
Total net assets .........................................        $17,424,665            $93,205,152           $425,329,602
                                                                  ===========            ===========           ============
Investments in shares of The Trusts, at cost .............        $17,858,936            $81,622,217           $425,449,838
The Trusts shares held ...................................
 Class A .................................................                 --                209,176              2,600,052
 Class B .................................................          1,762,257              5,664,588             27,231,005

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel         EQ/BlackRock           EQ/BlackRock
                                                            Appreciation ll   Basic Value Equity    International Value
                                                            ---------------   ------------------    -------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,109,087        $124,064,424           $80,974,872
Receivable for The Trusts shares sold ....................            186             180,280                10,915
Receivable for policy-related transactions ...............             --                  --                    --
                                                               ----------        ------------           -----------
  Total assets ...........................................      1,109,273         124,244,704            80,985,787
                                                               ----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                  --                    --
Payable for policy-related transactions ..................            186             180,280                10,915
                                                               ----------        ------------           -----------
  Total liabilities ......................................            186             180,280                10,915
                                                               ----------        ------------           -----------
Net Assets ...............................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Net Assets:
Accumulation Units .......................................      1,108,445         123,863,301            80,889,253
Retained by AXA Equitable in Separate Account No. 45 .....            642             201,123                85,619
                                                               ----------        ------------           -----------
Total net assets .........................................     $1,109,087        $124,064,424           $80,974,872
                                                               ==========        ============           ===========
Investments in shares of The Trusts, at cost .............     $1,173,833        $112,043,097           $68,606,717
The Trusts shares held ...................................
 Class A .................................................             --                  --                    --
 Class B .................................................        101,282           7,901,976             5,020,010



                                                              EQ/Boston Advisors   EQ/Calvert Socially      EQ/Capital
                                                                 Equity Income         Responsible        Guardian Growth
                                                              ------------------   -------------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........        $11,859,998           $1,110,890          $9,138,118
Receivable for The Trusts shares sold ....................              1,976                  218                  --
Receivable for policy-related transactions ...............                 --                   --               1,417
                                                                  -----------           ----------          ----------
  Total assets ...........................................         11,861,974            1,111,108           9,139,535
                                                                  -----------           ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --                   --               1,417
Payable for policy-related transactions ..................              1,976                  218                  --
                                                                  -----------           ----------          ----------
  Total liabilities ......................................              1,976                  218               1,417
                                                                  -----------           ----------          ----------
Net Assets ...............................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Net Assets:
Accumulation Units .......................................         11,852,381            1,097,361           9,122,700
Retained by AXA Equitable in Separate Account No. 45 .....              7,617               13,529              15,418
                                                                  -----------           ----------          ----------
Total net assets .........................................        $11,859,998           $1,110,890          $9,138,118
                                                                  ===========           ==========          ==========
Investments in shares of The Trusts, at cost .............        $12,123,374           $1,056,159          $9,218,455
The Trusts shares held ...................................
 Class A .................................................                 --                   --                  --
 Class B .................................................          1,806,877              122,056             618,394

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                            Guardian Research    High Yield Bond     York Venture
                                                            -----------------   -----------------    ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $78,363,658          $6,282,644        $5,853,444
Receivable for The Trusts shares sold ....................          45,046                 770               724
Receivable for policy-related transactions ...............              --                  --                --
                                                               -----------          ----------        ----------
  Total assets ...........................................      78,408,704           6,283,414         5,854,168
                                                               -----------          ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --                  --                --
Payable for policy-related transactions ..................          45,046                 770               608
                                                               -----------          ----------        ----------
  Total liabilities ......................................          45,046                 770               608
                                                               -----------          ----------        ----------
Net Assets ...............................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Net Assets:
Accumulation Units .......................................      77,899,798           6,280,367         5,853,560
Retained by AXA Equitable in Separate Account No. 45 .....         463,860               2,277                --
                                                               -----------          ----------        ----------
Total net assets .........................................     $78,363,658          $6,282,644        $5,853,560
                                                               ===========          ==========        ==========
Investments in shares of The Trusts, at cost .............     $64,270,405          $6,661,603        $5,863,593
The Trusts shares held ...................................
 Class A .................................................              --                  --                --
 Class B .................................................       5,645,245           1,409,829           526,008



                                                                 EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                                 500 Index     International Bond       Omega
                                                               -------------   ------------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $117,436,567        $10,635,677       $9,066,759
Receivable for The Trusts shares sold ....................           77,574              1,154            1,314
Receivable for policy-related transactions ...............               --                 --               --
                                                               ------------        -----------       ----------
  Total assets ...........................................      117,514,141         10,636,831        9,068,073
                                                               ------------        -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                 --               --
Payable for policy-related transactions ..................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
  Total liabilities ......................................           77,574              1,154            1,314
                                                               ------------        -----------       ----------
Net Assets ...............................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Net Assets:
Accumulation Units .......................................      116,961,100         10,634,905        9,027,133
Retained by AXA Equitable in Separate Account No. 45 .....          475,467                772           39,626
                                                               ------------        -----------       ----------
Total net assets .........................................     $117,436,567        $10,635,677       $9,066,759
                                                               ============        ===========       ==========
Investments in shares of The Trusts, at cost .............     $108,085,137        $10,365,059       $8,958,716
The Trusts shares held ...................................
 Class A .................................................               --                 --               --
 Class B .................................................        4,530,618            988,419          998,428

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                            EQ/Franklin     EQ/Franklin
                                                            EQ/FI Mid Cap      Income     Small Cap Value
                                                            -------------   -----------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $66,658,914    $22,105,056      $1,342,819
Receivable for The Trusts shares sold ....................        39,998         37,157              52
Receivable for policy-related transactions ...............            --             --              --
                                                             -----------    -----------      ----------
  Total assets ...........................................    66,698,912     22,142,213       1,342,871
                                                             -----------    -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --             --              --
Payable for policy-related transactions ..................        39,998         36,558              21
                                                             -----------    -----------      ----------
  Total liabilities ......................................        39,998         36,558              21
                                                             -----------    -----------      ----------
Net Assets ...............................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Net Assets:
Accumulation Units .......................................    66,594,770     22,105,654       1,342,850
Retained by AXA Equitable in Separate Account No. 45 .....        64,144              1              --
                                                             -----------    -----------      ----------
Total net assets .........................................   $66,658,914    $22,105,655      $1,342,850
                                                             ===========    ===========      ==========
Investments in shares of The Trusts, at cost .............   $67,022,015    $23,020,877      $1,501,823
The Trusts shares held ...................................
 Class A .................................................            --             --              --
 Class B .................................................     6,695,012      2,150,715         136,458



                                                               EQ/Franklin        EQ/GAMCO
                                                                Templeton        Mergers and        EQ/GAMCO
                                                            Founding Strategy   Acquisitions   Small Company Value
                                                            -----------------   ------------   -------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $4,489,059       $7,154,362        $23,234,625
Receivable for The Trusts shares sold ....................              --               --              2,064
Receivable for policy-related transactions ...............             726            4,406                 --
                                                                ----------       ----------        -----------
  Total assets ...........................................       4,489,785        7,158,768         23,236,689
                                                                ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             554            4,406                 --
Payable for policy-related transactions ..................              --               --              2,063
                                                                ----------       ----------        -----------
  Total liabilities ......................................             554            4,406              2,063
                                                                ----------       ----------        -----------
Net Assets ...............................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Net Assets:
Accumulation Units .......................................       4,489,230        7,150,776         23,223,421
Retained by AXA Equitable in Separate Account No. 45 .....               1            3,586             11,205
                                                                ----------       ----------        -----------
Total net assets .........................................      $4,489,231       $7,154,362        $23,234,626
                                                                ==========       ==========        ===========
Investments in shares of The Trusts, at cost .............      $4,645,383       $7,355,314        $22,775,347
The Trusts shares held ...................................
 Class A .................................................              --               --                 --
 Class B .................................................         468,302          584,858            735,575

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                               EQ/JPMorgan
                                                            EQ/International   EQ/JPMorgan        Value
                                                                 Growth         Core Bond     Opportunities
                                                            ----------------   -----------    -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $7,806,265      $56,332,934     $29,997,742
Receivable for The Trusts shares sold ....................          1,266           40,085          29,116
Receivable for policy-related transactions ...............             --               --              --
                                                               ----------      -----------     -----------
  Total assets ...........................................      7,807,531       56,373,019      30,026,858
                                                               ----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --               --              --
Payable for policy-related transactions ..................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
  Total liabilities ......................................          1,266           40,085          24,467
                                                               ----------      -----------     -----------
Net Assets ...............................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Net Assets:
Accumulation Units .......................................      7,803,934       56,330,983      30,002,391
Retained by AXA Equitable in Separate Account No. 45 .....          2,331            1,951
                                                               ----------      -----------     -----------
Total net assets .........................................     $7,806,265      $56,332,934     $30,002,391
                                                               ==========      ===========     ===========
Investments in shares of The Trusts, at cost .............     $7,564,611      $58,135,258     $30,307,077
The Trusts shares held ...................................
 Class A .................................................             --               --              --
 Class B .................................................      1,077,723        5,209,392       2,573,355



                                                                                              EQ/Lord Abbett
                                                               EQ/Legg Mason   EQ/Long Term       Growth
                                                                Value Equity       Bond         and Income
                                                               -------------   ------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $7,425,172     $4,924,355      $4,145,138
Receivable for The Trusts shares sold ....................              654             --             845
Receivable for policy-related transactions ...............               --          3,043              --
                                                                 ----------     ----------      ----------
  Total assets ...........................................        7,425,826      4,927,398       4,145,983
                                                                 ----------     ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --          3,043              --
Payable for policy-related transactions ..................              826             --             845
                                                                 ----------     ----------      ----------
  Total liabilities ......................................              826          3,043             845
                                                                 ----------     ----------      ----------
Net Assets ...............................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Net Assets:
Accumulation Units .......................................        7,423,370      4,921,454       4,143,067
Retained by AXA Equitable in Separate Account No. 45 .....            1,630          2,901           2,071
                                                                 ----------     ----------      ----------
Total net assets .........................................       $7,425,000     $4,924,355      $4,145,138
                                                                 ==========     ==========      ==========
Investments in shares of The Trusts, at cost .............       $8,133,903     $4,795,844      $4,174,216
The Trusts shares held ...................................
 Class A .................................................               --             --              --
 Class B .................................................          721,758        359,587         340,865

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Lord Abbett   EQ/Lord Abbett    EQ/Marsico
                                                            Large Cap Core    Mid Cap Value       Focus
                                                            --------------   --------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,764,971       $8,340,913     $73,003,912
Receivable for The Trusts shares sold ....................           325              164          44,792
Receivable for policy-related transactions ...............            --               --              --
                                                              ----------       ----------     -----------
  Total assets ...........................................     1,765,296        8,341,077      73,048,704
                                                              ----------       ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --              --
Payable for policy-related transactions ..................           325              164          44,792
                                                              ----------       ----------     -----------
  Total liabilities ......................................           325              164          44,792
                                                              ----------       ----------     -----------
Net Assets ...............................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Net Assets:
Accumulation Units .......................................     1,763,698        8,333,591      72,987,174
Retained by AXA Equitable in Separate Account No. 45 .....         1,273            7,322          16,738
                                                              ----------       ----------     -----------
Total net assets .........................................    $1,764,971       $8,340,913     $73,003,912
                                                              ==========       ==========     ===========
Investments in shares of The Trusts, at cost .............    $1,733,757       $9,007,403     $62,483,638
The Trusts shares held ...................................
 Class A .................................................            --               --              --
 Class B .................................................       140,080          716,198       4,156,193



                                                                               EQ/Montag
                                                                               & Caldwell
                                                            EQ/Money Market      Growth     EQ/Mutual Shares
                                                            ---------------   -----------   ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $121,885,797    $3,229,247       $7,266,355
Receivable for The Trusts shares sold ....................              --            --              848
Receivable for policy-related transactions ...............         396,326         1,908               --
                                                              ------------    ----------       ----------
  Total assets ...........................................     122,282,123     3,231,155        7,267,203
                                                              ------------    ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................         396,325         1,907               --
Payable for policy-related transactions ..................              --            --              667
                                                              ------------    ----------       ----------
  Total liabilities ......................................         396,325         1,907              667
                                                              ------------    ----------       ----------
Net Assets ...............................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Net Assets:
Accumulation Units .......................................     121,802,666     3,226,602        7,266,536
Retained by AXA Equitable in Separate Account No. 45 .....          83,132         2,646               --
                                                              ------------    ----------       ----------
Total net assets .........................................    $121,885,798    $3,229,248       $7,266,536
                                                              ============    ==========       ==========
Investments in shares of The Trusts, at cost .............    $121,888,243    $2,883,548       $7,488,891
The Trusts shares held ...................................
 Class A .................................................       8,522,472            --               --
 Class B .................................................     113,342,587       491,312          665,425

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                             EQ/Oppenheimer    EQ/Oppenheimer
                                                            EQ/Oppenheimer    Main Street        Main Street
                                                                Global        Opportunity         Small Cap
                                                            --------------   --------------    --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $2,725,227        $756,290         $1,047,823
Receivable for The Trusts shares sold ....................         8,844              21                 14
Receivable for policy-related transactions ...............            --              --                 --
                                                              ----------        --------         ----------
  Total assets ...........................................     2,734,071         756,311          1,047,837
                                                              ----------        --------         ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                 --
Payable for policy-related transactions ..................         8,769              17                  1
                                                              ----------        --------         ----------
  Total liabilities ......................................         8,769              17                  1
                                                              ----------        --------         ----------
Net Assets ...............................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Net Assets:
Accumulation Units .......................................     2,725,302         756,294          1,047,836
Retained by AXA Equitable in Separate Account No. 45 .....            --              --                 --
                                                              ----------        --------         ----------
Total net assets .........................................    $2,725,302        $756,294         $1,047,836
                                                              ==========        ========         ==========
Investments in shares of The Trusts, at cost .............    $2,770,722        $803,105         $1,131,909
The Trusts shares held ...................................
 Class A .................................................            --              --                 --
 Class B .................................................       237,374          71,234             99,565



                                                                                               EQ/Small
                                                                 EQ/PIMCO       EQ/Short        Company
                                                               Real Return   Duration Bond       Index
                                                               -----------   -------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $16,051,407     $4,951,326    $29,411,948
Receivable for The Trusts shares sold ....................         260,062            594         36,016
Receivable for policy-related transactions ...............              --             --             --
                                                               -----------     ----------    -----------
  Total assets ...........................................      16,311,469      4,951,920     29,447,964
                                                               -----------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................              --             --             --
Payable for policy-related transactions ..................         260,061            594         36,016
                                                               -----------     ----------    -----------
  Total liabilities ......................................         260,061            594         36,016
                                                               -----------     ----------    -----------
Net Assets ...............................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Net Assets:
Accumulation Units .......................................      16,050,196      4,949,785     29,335,032
Retained by AXA Equitable in Separate Account No. 45 .....           1,212          1,541         76,916
                                                               -----------     ----------    -----------
Total net assets .........................................     $16,051,408     $4,951,326    $29,411,948
                                                               ===========     ==========    ===========
Investments in shares of The Trusts, at cost .............     $15,626,932     $4,986,350    $29,784,757
The Trusts shares held ...................................
 Class A .................................................              --             --             --
 Class B .................................................       1,522,543        490,258      2,533,534

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/T. Rowe Price   EQ/Templeton   EQ/UBS Growth
                                                              Growth Stock        Growth        and Income
                                                            ----------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........     $17,694,757      $5,015,008      $3,139,093
Receivable for The Trusts shares sold ....................          38,812             589          33,948
Receivable for policy-related transactions ...............              --              --              --
                                                               -----------      ----------      ----------
  Total assets ...........................................      17,733,569       5,015,597       3,173,041
                                                               -----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --              --              --
Payable for policy-related transactions ..................          38,812             473          33,948
                                                               -----------      ----------      ----------
  Total liabilities ......................................          38,812             473          33,948
                                                               -----------      ----------      ----------
Net Assets ...............................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Net Assets:
Accumulation Units .......................................      17,635,378       5,015,124       3,134,850
Retained by AXA Equitable in Separate Account No. 45 .....          59,379                           4,243
                                                               -----------      ----------      ----------
Total net assets .........................................     $17,694,757      $5,015,124      $3,139,093
                                                               ===========      ==========      ==========
Investments in shares of The Trusts, at cost .............     $15,444,626      $5,114,086      $3,069,841
The Trusts shares held ...................................
 Class A .................................................              --              --              --
 Class B .................................................         825,155         458,840         458,743



                                                                               EQ/Van Kampen
                                                               EQ/Van Kampen      Emerging      EQ/Van Kampen
                                                                  Comstock     Markets Equity   Mid Cap Growth
                                                               -------------   --------------   --------------
Assets:
Investment in shares of The Trusts, at fair value ........       $5,629,516     $132,210,220      $8,524,301
Receivable for The Trusts shares sold ....................               --               --         102,940
Receivable for policy-related transactions ...............            4,599           40,858              --
                                                                 ----------     ------------      ----------
  Total assets ...........................................        5,634,115      132,251,078       8,627,241
                                                                 ----------     ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................            4,599           40,858              --
Payable for policy-related transactions ..................               --               --         102,940
                                                                 ----------     ------------      ----------
  Total liabilities ......................................            4,599           40,858         102,940
                                                                 ----------     ------------      ----------
Net Assets ...............................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Net Assets:
Accumulation Units .......................................        5,622,640      131,723,239       8,520,471
Retained by AXA Equitable in Separate Account No. 45 .....            6,876          486,981           3,830
                                                                 ----------     ------------      ----------
Total net assets .........................................       $5,629,516     $132,210,220      $8,524,301
                                                                 ==========     ============      ==========
Investments in shares of The Trusts, at cost .............       $6,039,868     $105,480,925      $8,401,264
The Trusts shares held ...................................
 Class A .................................................               --               --              --
 Class B .................................................          517,711        7,023,639         542,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                MarketPLUS         MarketPLUS         MarketPLUS
                                                            International Core   Large Cap Core    Large Cap Growth
                                                            ------------------   --------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........      $25,515,894        $10,126,395        $85,045,326
Receivable for The Trusts shares sold ....................            4,770                 --             71,771
Receivable for policy-related transactions ...............               --              1,974                 --
                                                                -----------        -----------        -----------
  Total assets ...........................................       25,520,664         10,128,369         85,117,097
                                                                -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --              1,974                 --
Payable for policy-related transactions ..................            4,770                 --             77,552
                                                                -----------        -----------        -----------
  Total liabilities ......................................            4,770              1,974             77,552
                                                                -----------        -----------        -----------
Net Assets ...............................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Net Assets:
Accumulation Units .......................................       25,426,191         10,091,796         85,014,169
Retained by AXA Equitable in Separate Account No. 45 .....           89,703             34,599             25,376
                                                                -----------        -----------        -----------
Total net assets .........................................      $25,515,894        $10,126,395        $85,039,545
                                                                ===========        ===========        ===========
Investments in shares of The Trusts, at cost .............      $25,101,845        $ 9,860,984        $92,251,509
The Trusts shares held ...................................
 Class A .................................................               --                 --                 --
 Class B .................................................        1,998,428          1,113,738          4,792,596



                                                                 MarketPLUS       Multimanager     Multimanager
                                                               Mid Cap Value   Aggressive Equity     Core Bond
                                                               -------------   -----------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $114,268,991       $40,680,407      $36,330,941
Receivable for The Trusts shares sold ....................          124,237            72,189           23,731
Receivable for policy-related transactions ...............               --                --               --
                                                               ------------       -----------      -----------
  Total assets ...........................................      114,393,228        40,752,596       36,354,672
                                                               ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................               --                --               --
Payable for policy-related transactions ..................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
  Total liabilities ......................................          124,237            72,189           23,731
                                                               ------------       -----------      -----------
Net Assets ...............................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Net Assets:
Accumulation Units .......................................      114,183,587        40,646,298       36,327,978
Retained by AXA Equitable in Separate Account No. 45 .....           85,404            34,109            2,963
                                                               ------------       -----------      -----------
Total net assets .........................................     $114,268,991       $40,680,407      $36,330,941
                                                               ============       ===========      ===========
Investments in shares of The Trusts, at cost .............     $133,744,847       $40,452,737      $36,058,068
The Trusts shares held ...................................
 Class A .................................................               --           408,029               --
 Class B .................................................       11,078,341           873,898        3,493,430

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Multimanager
                                                            Multimanager   Multimanager   International
                                                             Health Care    High Yield        Equity
                                                            ------------   ------------   -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $12,288,037    $75,206,019     $28,965,471
Receivable for The Trusts shares sold ....................       13,820        133,307          22,313
Receivable for policy-related transactions ...............           --             --              --
                                                            -----------    -----------     -----------
  Total assets ...........................................   12,301,857     75,339,326      28,987,784
                                                            -----------    -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             --              --
Payable for policy-related transactions ..................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
  Total liabilities ......................................       13,820        133,307          22,313
                                                            -----------    -----------     -----------
Net Assets ...............................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Net Assets:
Accumulation Units .......................................   12,246,202     75,016,289      28,884,430
Retained by AXA Equitable in Separate Account No. 45 .....       41,835        189,730          81,041
                                                            -----------    -----------     -----------
Total net assets .........................................  $12,288,037    $75,206,019     $28,965,471
                                                            ===========    ===========     ===========
Investments in shares of The Trusts, at cost .............  $12,056,680    $85,099,356     $25,455,946
The Trusts shares held ...................................
 Class A .................................................           --        531,352              --
 Class B .................................................    1,122,647     13,614,842       1,771,355



                                                            Multimanager
                                                              Large Cap      Multimanager      Multimanager
                                                             Core Equity   Large Cap Growth   Large Cap Value
                                                            ------------   ----------------   ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,154,326       $11,766,292       $23,703,963
Receivable for The Trusts shares sold ....................          989            17,095            42,497
Receivable for policy-related transactions ...............           --                --                --
                                                             ----------       -----------       -----------
  Total assets ...........................................    8,155,315        11,783,387        23,746,460
                                                             ----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --                --                --
Payable for policy-related transactions ..................          989            17,095            42,498
                                                             ----------       -----------       -----------
  Total liabilities ......................................          989            17,095            42,498
                                                             ----------       -----------       -----------
Net Assets ...............................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Net Assets:
Accumulation Units .......................................    7,927,480        11,736,556        23,654,086
Retained by AXA Equitable in Separate Account No. 45 .....      226,846            29,736            49,876
                                                             ----------       -----------       -----------
Total net assets .........................................   $8,154,326       $11,766,292       $23,703,962
                                                             ==========       ===========       ===========
Investments in shares of The Trusts, at cost .............   $7,506,680       $11,618,005       $24,214,455
The Trusts shares held ...................................
 Class A .................................................           --                --                --
 Class B .................................................      698,985         1,216,980         2,010,186

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                                             Multimanager     Multimanager      Multimanager
                                                            Mid Cap Growth   Mid Cap Value    Small Cap Growth
                                                            --------------   -------------    ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $20,477,940     $18,776,396        $10,403,028
Receivable for The Trusts shares sold ....................         47,839           2,750              2,062
Receivable for policy-related transactions ...............             --              --                 --
                                                              -----------     -----------        -----------
  Total assets ...........................................     20,525,779      18,779,146         10,405,090
                                                              -----------     -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --              --                 --
Payable for policy-related transactions ..................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
  Total liabilities ......................................         47,839           2,750              2,062
                                                              -----------     -----------        -----------
Net Assets ...............................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Net Assets:
Accumulation Units .......................................     20,432,825      18,748,217         10,397,936
Retained by AXA Equitable in Separate Account No. 45 .....         45,115          28,179              5,092
                                                              -----------     -----------        -----------
Total net assets .........................................    $20,477,940     $18,776,396        $10,403,028
                                                              ===========     ===========        ===========
Investments in shares of The Trusts, at cost .............    $20,673,927     $21,001,606        $11,133,843
The Trusts shares held ...................................
 Class A .................................................             --              --                 --
 Class B .................................................      2,289,021       2,083,909          1,167,223



                                                                 Multimanager    Multimanager
                                                               Small Cap Value    Technology
                                                               ---------------   ------------
Assets:
Investment in shares of The Trusts, at fair value ........       $28,281,566     $35,997,221
Receivable for The Trusts shares sold ....................            11,414          39,175
Receivable for policy-related transactions ...............                --              --
                                                                 -----------     -----------
  Total assets ...........................................        28,292,980      36,036,396
                                                                 -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --              --
Payable for policy-related transactions ..................            11,414          39,175
                                                                 -----------     -----------
  Total liabilities ......................................            11,414          39,175
                                                                 -----------     -----------
Net Assets ...............................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Net Assets:
Accumulation Units .......................................        28,199,407      35,480,682
Retained by AXA Equitable in Separate Account No. 45 .....            82,159         516,539
                                                                 -----------     -----------
Total net assets .........................................       $28,281,566     $35,997,221
                                                                 ===========     ===========
Investments in shares of The Trusts, at cost .............       $34,174,972     $27,167,725
The Trusts shares held ...................................
 Class A .................................................                --              --
 Class B .................................................         2,516,052       2,773,707

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Aggressive Allocation ..............................     Class B 0.50%       $  14.25                   --
AXA Aggressive Allocation ..............................     Class B 1.15%       $  13.90                  448
AXA Aggressive Allocation ..............................     Class B 1.35%       $  13.79                  603
AXA Aggressive Allocation ..............................     Class B 1.55%       $  13.68                  566
AXA Aggressive Allocation ..............................     Class B 1.60%       $  13.65                  152
AXA Aggressive Allocation ..............................     Class B 1.70%       $  15.05                    7
AXA Conservative Allocation ............................     Class B 0.50%       $  11.78                   --
AXA Conservative Allocation ............................     Class B 1.15%       $  11.48                  387
AXA Conservative Allocation ............................     Class B 1.35%       $  11.39                  434
AXA Conservative Allocation ............................     Class B 1.55%       $  11.30                  549
AXA Conservative Allocation ............................     Class B 1.60%       $  11.28                  256
AXA Conservative Allocation ............................     Class B 1.70%       $  11.76                    5
AXA Conservative-Plus Allocation .......................     Class B 0.50%       $  12.22                   15
AXA Conservative-Plus Allocation .......................     Class B 1.15%       $  11.91                  441
AXA Conservative-Plus Allocation .......................     Class B 1.35%       $  11.82                  636
AXA Conservative-Plus Allocation .......................     Class B 1.55%       $  11.73                  627
AXA Conservative-Plus Allocation .......................     Class B 1.60%       $  11.71                  594
AXA Conservative-Plus Allocation .......................     Class B 1.70%       $  12.40                   12
AXA Moderate Allocation ................................     Class A 1.15%       $  57.64                  570
AXA Moderate Allocation ................................     Class B 0.50%       $  63.00                    1
AXA Moderate Allocation ................................     Class B 1.15%       $  54.56                  789
AXA Moderate Allocation ................................     Class B 1.35%       $  52.19                2,239
AXA Moderate Allocation ................................     Class B 1.55%       $  49.91                1,879
AXA Moderate Allocation ................................     Class B 1.60%       $  49.36                1,073
AXA Moderate Allocation ................................     Class B 1.70%       $  48.27                    6
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                   --
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                1,837
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                2,958
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                3,240
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                1,599
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                    7
EQ/AllianceBernstein Common Stock ......................     Class A 1.15%       $ 299.23                  203
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    7
EQ/AllianceBernstein Common Stock ......................     Class B 1.15%       $ 290.90                  311
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                  529
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                  289
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                  159
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    2
EQ/AllianceBernstein Intermediate Government Securities      Class A 1.15%       $  21.22                  205
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    1
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.15%       $  20.66                  361
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                1,014
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                1,984
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                1,229
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   26
EQ/AllianceBernstein International .....................     Class A 1.15%       $  21.42                  978
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    1
EQ/AllianceBernstein International .....................     Class B 1.15%       $  20.84                1,020
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                2,628
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                2,956
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                1,393
EQ/AllianceBernstein International .....................     Class B 1.70%       $  19.41                    7
EQ/AllianceBernstein Large Cap Growth ..................     Class B 0.50%       $   8.47                    1
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.15%       $   8.00                  674
EQ/AllianceBernstein Large Cap Growth ..................     Class B 1.35%       $   7.86                3,381

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                3,164
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                1,913
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                    9
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                   --
EQ/AllianceBernstein Quality Bond .............     Class B 1.15%        $ 17.39                  170
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                  293
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                  352
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                  219
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   10
EQ/AllianceBernstein Small Cap Growth .........     Class A 1.15%        $ 21.93                  155
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    1
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.15%        $ 21.37                  810
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                  916
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                1,874
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                  718
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   13
EQ/AllianceBernstein Value ....................     Class A 1.15%        $  9.06                4,100
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    4
EQ/AllianceBernstein Value ....................     Class B 1.15%        $  9.05                7,094
EQ/AllianceBernstein Value ....................     Class B 1.15%        $ 17.25                   --
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                7,503
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                7,968
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                3,862
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 16.31                   62
EQ/Ariel Appreciation II ......................     Class B 0.50%        $ 11.29                   --
EQ/Ariel Appreciation II ......................     Class B 1.15%        $ 11.13                   18
EQ/Ariel Appreciation II ......................     Class B 1.35%        $ 11.22                   34
EQ/Ariel Appreciation II ......................     Class B 1.55%        $ 11.03                   27
EQ/Ariel Appreciation II ......................     Class B 1.60%        $ 11.02                   19
EQ/Ariel Appreciation II ......................     Class B 1.70%        $ 10.99                    2
EQ/BlackRock Basic Value Equity ...............     Class B 0.50%        $ 26.45                    1
EQ/BlackRock Basic Value Equity ...............     Class B 1.15%        $ 24.66                1,030
EQ/BlackRock Basic Value Equity ...............     Class B 1.35%        $ 24.14                1,752
EQ/BlackRock Basic Value Equity ...............     Class B 1.55%        $ 23.62                1,597
EQ/BlackRock Basic Value Equity ...............     Class B 1.60%        $ 23.49                  774
EQ/BlackRock Basic Value Equity ...............     Class B 1.70%        $ 23.24                   10
EQ/BlackRock International Value ..............     Class B 0.50%        $ 27.28                   --
EQ/BlackRock International Value ..............     Class B 1.15%        $ 25.44                  736
EQ/BlackRock International Value ..............     Class B 1.35%        $ 24.89                1,077
EQ/BlackRock International Value ..............     Class B 1.55%        $ 24.36                1,017
EQ/BlackRock International Value ..............     Class B 1.60%        $ 24.23                  437
EQ/BlackRock International Value ..............     Class B 1.70%        $ 23.97                    1
EQ/Boston Advisors Equity Income ..............     Class B 0.50%        $  7.50                   --
EQ/Boston Advisors Equity Income ..............     Class B 1.15%        $  7.06                  346
EQ/Boston Advisors Equity Income ..............     Class B 1.35%        $  6.93                  588
EQ/Boston Advisors Equity Income ..............     Class B 1.55%        $  6.81                  479
EQ/Boston Advisors Equity Income ..............     Class B 1.60%        $  6.78                  306
EQ/Boston Advisors Equity Income ..............     Class B 1.70%        $  6.71                   --
EQ/Calvert Socially Responsible ...............     Class B 0.50%        $ 10.74                   --
EQ/Calvert Socially Responsible ...............     Class B 1.15%        $ 10.17                   12
EQ/Calvert Socially Responsible ...............     Class B 1.35%        $ 10.00                   44
EQ/Calvert Socially Responsible ...............     Class B 1.55%        $  9.83                   46
EQ/Calvert Socially Responsible ...............     Class B 1.60%        $  9.79                    8
EQ/Calvert Socially Responsible ...............     Class B 1.70%        $  9.71                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 14.95                  243
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 13.94                   58
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.64                   85
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 13.35                  120
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 13.28                  145
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 13.14                   --
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 14.12                    1
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 13.34                1,117
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.11                2,094
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.88                1,850
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.83                  910
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.71                    1
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                   --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 11.29                   78
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                  164
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                  180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                  139
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                   --
EQ/Davis New York Venture .................     Class B 1.15%        $ 11.13                  105
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                  168
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                  156
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   99
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                   --
EQ/Equity 500 Index .......................     Class A 1.15%        $ 32.78                   --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                   --
EQ/Equity 500 Index .......................     Class B 1.15%        $ 31.91                  521
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                1,714
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                  979
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                  582
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                    5
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                  377
EQ/Evergreen International Bond ...........     Class B 1.15%        $ 10.77                   98
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                  225
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                  169
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                  113
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                    1
EQ/Evergreen Omega ........................     Class B 0.50%        $ 10.58                    2
EQ/Evergreen Omega ........................     Class B 1.15%        $  9.98                  113
EQ/Evergreen Omega ........................     Class B 1.35%        $  9.80                  239
EQ/Evergreen Omega ........................     Class B 1.55%        $  9.62                  402
EQ/Evergreen Omega ........................     Class B 1.60%        $  9.58                  174
EQ/Evergreen Omega ........................     Class B 1.70%        $  9.49                   --
EQ/FI Mid Cap .............................     Class B 0.50%        $ 14.59                  137
EQ/FI Mid Cap .............................     Class B 1.15%        $ 13.91                  520
EQ/FI Mid Cap .............................     Class B 1.35%        $ 13.70                1,100
EQ/FI Mid Cap .............................     Class B 1.55%        $ 13.50                2,075
EQ/FI Mid Cap .............................     Class B 1.60%        $ 13.45                1,036
EQ/FI Mid Cap .............................     Class B 1.70%        $ 13.35                   26
EQ/Franklin Income ........................     Class B 0.50%        $ 10.62                   --
EQ/Franklin Income ........................     Class B 1.15%        $ 10.53                  357
EQ/Franklin Income ........................     Class B 1.35%        $ 10.50                  609
EQ/Franklin Income ........................     Class B 1.55%        $ 10.47                  694
EQ/Franklin Income ........................     Class B 1.60%        $ 10.46                  447
EQ/Franklin Income ........................     Class B 1.70%        $ 10.45                   --

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Small Cap Value .....................     Class B 0.50%        $  9.86                   --
EQ/Franklin Small Cap Value .....................     Class B 1.15%        $  9.78                   39
EQ/Franklin Small Cap Value .....................     Class B 1.35%        $  9.75                   33
EQ/Franklin Small Cap Value .....................     Class B 1.55%        $  9.73                   37
EQ/Franklin Small Cap Value .....................     Class B 1.60%        $  9.72                   29
EQ/Franklin Small Cap Value .....................     Class B 1.70%        $  9.71                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                   --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   62
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                  245
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                  104
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                   61
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                   --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                  106
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.15%        $ 11.93                   70
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                  178
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                  180
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   64
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                    3
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                   --
EQ/GAMCO Small Company Value ....................     Class B 1.15%        $ 30.84                  151
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                  267
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                  223
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                  151
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   --
EQ/International Growth .........................     Class B 0.50%        $ 16.72                   --
EQ/International Growth .........................     Class B 1.15%        $ 16.43                  133
EQ/International Growth .........................     Class B 1.35%        $ 16.34                  138
EQ/International Growth .........................     Class B 1.55%        $ 16.25                  113
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   94
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   --
EQ/JPMorgan Core Bond ...........................     Class B 0.50%        $ 15.88                    1
EQ/JPMorgan Core Bond ...........................     Class B 1.15%        $ 14.87                  623
EQ/JPMorgan Core Bond ...........................     Class B 1.35%        $ 14.57                1,111
EQ/JPMorgan Core Bond ...........................     Class B 1.55%        $ 14.28                1,284
EQ/JPMorgan Core Bond ...........................     Class B 1.60%        $ 14.21                  869
EQ/JPMorgan Core Bond ...........................     Class B 1.70%        $ 14.07                   13
EQ/JPMorgan Value Opportunities .................     Class B 0.50%        $ 17.16                   --
EQ/JPMorgan Value Opportunities .................     Class B 1.15%        $ 16.00                  557
EQ/JPMorgan Value Opportunities .................     Class B 1.35%        $ 15.66                  769
EQ/JPMorgan Value Opportunities .................     Class B 1.55%        $ 15.32                  361
EQ/JPMorgan Value Opportunities .................     Class B 1.60%        $ 15.24                  229
EQ/JPMorgan Value Opportunities .................     Class B 1.70%        $ 15.08                    2
EQ/Legg Mason Value Equity ......................     Class B 0.50%        $ 10.61                  333
EQ/Legg Mason Value Equity ......................     Class B 1.15%        $ 10.45                   70
EQ/Legg Mason Value Equity ......................     Class B 1.35%        $ 10.56                  159
EQ/Legg Mason Value Equity ......................     Class B 1.55%        $ 10.36                   68
EQ/Legg Mason Value Equity ......................     Class B 1.60%        $ 10.35                   73
EQ/Legg Mason Value Equity ......................     Class B 1.70%        $ 10.32                    3
EQ/Long Term Bond ...............................     Class B 0.50%        $ 10.89                   --
EQ/Long Term Bond ...............................     Class B 1.15%        $ 10.70                   64
EQ/Long Term Bond ...............................     Class B 1.35%        $ 10.64                  149
EQ/Long Term Bond ...............................     Class B 1.55%        $ 10.58                  151
EQ/Long Term Bond ...............................     Class B 1.60%        $ 10.57                   99
EQ/Long Term Bond ...............................     Class B 1.70%        $ 10.54                    1

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Lord Abbett Growth and Income ...............     Class B 0.50%        $ 12.80                   --
EQ/Lord Abbett Growth and Income ...............     Class B 1.15%        $ 12.58                   41
EQ/Lord Abbett Growth and Income ...............     Class B 1.35%        $ 12.51                   87
EQ/Lord Abbett Growth and Income ...............     Class B 1.55%        $ 12.44                   88
EQ/Lord Abbett Growth and Income ...............     Class B 1.60%        $ 12.42                  116
EQ/Lord Abbett Growth and Income ...............     Class B 1.70%        $ 12.39                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 0.50%        $ 13.11                   --
EQ/Lord Abbett Large Cap Core ..................     Class B 1.15%        $ 12.89                   26
EQ/Lord Abbett Large Cap Core ..................     Class B 1.35%        $ 12.82                   48
EQ/Lord Abbett Large Cap Core ..................     Class B 1.55%        $ 12.75                   35
EQ/Lord Abbett Large Cap Core ..................     Class B 1.60%        $ 12.73                   29
EQ/Lord Abbett Large Cap Core ..................     Class B 1.70%        $ 12.70                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 0.50%        $ 12.55                   --
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.15%        $ 12.33                  200
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.35%        $ 12.27                  211
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.55%        $ 12.20                  142
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.60%        $ 12.18                  128
EQ/Lord Abbett Mid Cap Value ...................     Class B 1.70%        $ 12.15                   --
EQ/Marsico Focus ...............................     Class B 0.50%        $ 19.52                   --
EQ/Marsico Focus ...............................     Class B 1.15%        $ 18.73                  710
EQ/Marsico Focus ...............................     Class B 1.35%        $ 18.49                1,298
EQ/Marsico Focus ...............................     Class B 1.55%        $ 18.25                1,275
EQ/Marsico Focus ...............................     Class B 1.60%        $ 18.20                  676
EQ/Marsico Focus ...............................     Class B 1.70%        $ 18.08                    5
EQ/Money Market ................................     Class A 1.15%        $ 32.86                  259
EQ/Money Market ................................     Class B 0.00%        $ 43.51                   22
EQ/Money Market ................................     Class B 0.50%        $ 38.11                   --
EQ/Money Market ................................     Class B 1.15%        $ 32.05                  361
EQ/Money Market ................................     Class B 1.35%        $ 30.37                  949
EQ/Money Market ................................     Class B 1.55%        $ 28.78                1,294
EQ/Money Market ................................     Class B 1.60%        $ 28.40                1,201
EQ/Money Market ................................     Class B 1.70%        $ 27.65                   21
EQ/Montag & Caldwell Growth ....................     Class B 0.50%        $  6.32                   --
EQ/Montag & Caldwell Growth ....................     Class B 1.15%        $  5.96                   81
EQ/Montag & Caldwell Growth ....................     Class B 1.35%        $  5.85                  270
EQ/Montag & Caldwell Growth ....................     Class B 1.55%        $  5.74                  124
EQ/Montag & Caldwell Growth ....................     Class B 1.60%        $  5.72                   79
EQ/Montag & Caldwell Growth ....................     Class B 1.70%        $  5.66                   --
EQ/Mutual Shares ...............................     Class B 0.50%        $ 10.86                   --
EQ/Mutual Shares ...............................     Class B 1.15%        $ 10.77                  138
EQ/Mutual Shares ...............................     Class B 1.35%        $ 10.74                  225
EQ/Mutual Shares ...............................     Class B 1.55%        $ 10.71                  194
EQ/Mutual Shares ...............................     Class B 1.60%        $ 10.70                  121
EQ/Mutual Shares ...............................     Class B 1.70%        $ 10.69                   --
EQ/Oppenheimer Global ..........................     Class B 0.50%        $ 11.70                   --
EQ/Oppenheimer Global ..........................     Class B 1.15%        $ 11.60                   30
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.57                   80
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.54                   58
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   68
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                   --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.15%        $ 11.18                   13
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                   36
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   14

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    5
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                   --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.15%        $ 10.78                   11
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                   26
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                   29
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   32
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                   --
EQ/PIMCO Real Return ...........................     Class B 1.15%        $ 10.88                  272
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                  393
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                  493
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                  316
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                   13
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                   --
EQ/Short Duration Bond .........................     Class B 1.15%        $ 10.69                   65
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                  125
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                  191
EQ/Short Duration Bond .........................     Class B 1.60%        $ 10.56                   84
EQ/Short Duration Bond .........................     Class B 1.70%        $ 10.53                    3
EQ/Small Company Index .........................     Class B 0.50%        $ 18.09                   --
EQ/Small Company Index .........................     Class B 1.15%        $ 16.94                  265
EQ/Small Company Index .........................     Class B 1.35%        $ 16.60                  662
EQ/Small Company Index .........................     Class B 1.55%        $ 16.27                  571
EQ/Small Company Index .........................     Class B 1.60%        $ 16.18                  281
EQ/Small Company Index .........................     Class B 1.70%        $ 16.02                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 0.50%        $ 20.63                    1
EQ/T. Rowe Price Growth Stock ..................     Class B 1.15%        $ 18.16                   99
EQ/T. Rowe Price Growth Stock ..................     Class B 1.35%        $ 17.46                  173
EQ/T. Rowe Price Growth Stock ..................     Class B 1.55%        $ 16.79                  471
EQ/T. Rowe Price Growth Stock ..................     Class B 1.60%        $ 16.62                  293
EQ/T. Rowe Price Growth Stock ..................     Class B 1.70%        $ 16.30                    1
EQ/Templeton Growth ............................     Class B 0.50%        $ 10.96                   --
EQ/Templeton Growth ............................     Class B 1.15%        $ 10.86                   94
EQ/Templeton Growth ............................     Class B 1.35%        $ 10.83                  136
EQ/Templeton Growth ............................     Class B 1.55%        $ 10.80                  124
EQ/Templeton Growth ............................     Class B 1.60%        $ 10.80                  109
EQ/Templeton Growth ............................     Class B 1.70%        $ 10.78                   --
EQ/UBS Growth and Income .......................     Class B 0.50%        $  6.74                   --
EQ/UBS Growth and Income .......................     Class B 1.15%        $  6.35                   86
EQ/UBS Growth and Income .......................     Class B 1.35%        $  6.24                  214
EQ/UBS Growth and Income .......................     Class B 1.55%        $  6.12                  141
EQ/UBS Growth and Income .......................     Class B 1.60%        $  6.10                   65
EQ/UBS Growth and Income .......................     Class B 1.70%        $  6.04                   --
EQ/Van Kampen Comstock .........................     Class B 0.50%        $ 11.73                   --
EQ/Van Kampen Comstock .........................     Class B 1.15%        $ 11.53                   93
EQ/Van Kampen Comstock .........................     Class B 1.35%        $ 11.47                  159
EQ/Van Kampen Comstock .........................     Class B 1.55%        $ 11.41                  123
EQ/Van Kampen Comstock .........................     Class B 1.60%        $ 11.39                  116
EQ/Van Kampen Comstock .........................     Class B 1.70%        $ 11.36                   --
EQ/Van Kampen Emerging Markets Equity ..........     Class B 0.50%        $ 28.86                    1
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.15%        $ 26.97                  960
EQ/Van Kampen Emerging Markets Equity ..........     Class B 1.35%        $ 26.41                1,728

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                1,520
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                  810
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                    1
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                   --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 16.19                  135
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                  175
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                  145
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   73
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                    2
MarketPLUS International Core .................     Class B 0.50%        $ 17.78                  371
MarketPLUS International Core .................     Class B 1.15%        $ 16.80                  209
MarketPLUS International Core .................     Class B 1.35%        $ 16.51                  388
MarketPLUS International Core .................     Class B 1.55%        $ 16.22                  338
MarketPLUS International Core .................     Class B 1.60%        $ 16.15                  212
MarketPLUS International Core .................     Class B 1.70%        $ 16.01                   --
MarketPLUS Large Cap Core .....................     Class B 0.50%        $ 11.71                    2
MarketPLUS Large Cap Core .....................     Class B 1.15%        $ 11.04                   50
MarketPLUS Large Cap Core .....................     Class B 1.35%        $ 10.84                  332
MarketPLUS Large Cap Core .....................     Class B 1.55%        $ 10.64                  327
MarketPLUS Large Cap Core .....................     Class B 1.60%        $ 10.60                  230
MarketPLUS Large Cap Core .....................     Class B 1.70%        $ 10.50                   --
MarketPLUS Large Cap Growth ...................     Class B 0.50%        $ 18.86                   --
MarketPLUS Large Cap Growth ...................     Class B 1.15%        $ 17.59                  954
MarketPLUS Large Cap Growth ...................     Class B 1.35%        $ 17.21                2,262
MarketPLUS Large Cap Growth ...................     Class B 1.55%        $ 16.84                1,065
MarketPLUS Large Cap Growth ...................     Class B 1.60%        $ 16.75                  676
MarketPLUS Large Cap Growth ...................     Class B 1.70%        $ 16.57                    1
MarketPLUS Mid Cap Value ......................     Class B 0.50%        $ 18.67                   92
MarketPLUS Mid Cap Value ......................     Class B 1.15%        $ 17.41                1,257
MarketPLUS Mid Cap Value ......................     Class B 1.35%        $ 17.04                1,472
MarketPLUS Mid Cap Value ......................     Class B 1.55%        $ 16.67                2,791
MarketPLUS Mid Cap Value ......................     Class B 1.60%        $ 16.58                1,135
MarketPLUS Mid Cap Value ......................     Class B 1.70%        $ 16.40                    8
Multimanager Aggressive Equity ................     Class A 1.15%        $ 70.46                  186
Multimanager Aggressive Equity ................     Class B 0.50%        $ 79.11                   --
Multimanager Aggressive Equity ................     Class B 1.15%        $ 68.51                  159
Multimanager Aggressive Equity ................     Class B 1.35%        $ 65.53                  170
Multimanager Aggressive Equity ................     Class B 1.55%        $ 62.68                   49
Multimanager Aggressive Equity ................     Class B 1.60%        $ 61.99                   39
Multimanager Aggressive Equity ................     Class B 1.70%        $ 60.62                   --
Multimanager Core Bond ........................     Class B 0.50%        $ 12.69                    1
Multimanager Core Bond ........................     Class B 1.15%        $ 12.20                  379
Multimanager Core Bond ........................     Class B 1.35%        $ 12.06                  685
Multimanager Core Bond ........................     Class B 1.55%        $ 11.91                1,145
Multimanager Core Bond ........................     Class B 1.60%        $ 11.87                  822
Multimanager Core Bond ........................     Class B 1.70%        $ 11.80                    2
Multimanager Health Care ......................     Class B 0.50%        $ 13.68                   --
Multimanager Health Care ......................     Class B 1.15%        $ 13.15                  153
Multimanager Health Care ......................     Class B 1.35%        $ 12.99                  261
Multimanager Health Care ......................     Class B 1.55%        $ 12.83                  344
Multimanager Health Care ......................     Class B 1.60%        $ 12.79                  179
Multimanager Health Care ......................     Class B 1.70%        $ 12.72                   10

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager High Yield ....................     Class A 1.15%        $ 35.48                  76
Multimanager High Yield ....................     Class B 0.50%        $ 39.58                   1
Multimanager High Yield ....................     Class B 1.15%        $ 34.49                 326
Multimanager High Yield ....................     Class B 1.35%        $ 33.05                 727
Multimanager High Yield ....................     Class B 1.55%        $ 31.67                 755
Multimanager High Yield ....................     Class B 1.60%        $ 31.34                 409
Multimanager High Yield ....................     Class B 1.70%        $ 30.68                  10
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   1
Multimanager International Equity ..........     Class B 1.15%        $ 19.02                 260
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                 453
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                 488
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                 343
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                   1
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                  --
Multimanager Large Cap Core Equity .........     Class B 1.15%        $ 12.93                  65
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                 154
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                 251
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                 154
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                   1
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                  --
Multimanager Large Cap Growth ..............     Class B 1.15%        $ 10.70                 183
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                 253
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                 368
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                 290
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  23
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                  --
Multimanager Large Cap Value ...............     Class B 1.15%        $ 14.86                 319
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                 440
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                 510
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                 309
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                  41
Multimanager Mid Cap Growth ................     Class B 0.50%        $ 12.70                  --
Multimanager Mid Cap Growth ................     Class B 1.15%        $ 12.21                 302
Multimanager Mid Cap Growth ................     Class B 1.35%        $ 12.07                 387
Multimanager Mid Cap Growth ................     Class B 1.55%        $ 11.92                 685
Multimanager Mid Cap Growth ................     Class B 1.60%        $ 11.88                 327
Multimanager Mid Cap Growth ................     Class B 1.70%        $ 11.81                   3
Multimanager Mid Cap Value .................     Class B 0.50%        $ 14.47                  --
Multimanager Mid Cap Value .................     Class B 1.15%        $ 13.91                 208
Multimanager Mid Cap Value .................     Class B 1.35%        $ 13.75                 339
Multimanager Mid Cap Value .................     Class B 1.55%        $ 13.58                 510
Multimanager Mid Cap Value .................     Class B 1.60%        $ 13.54                 288
Multimanager Mid Cap Value .................     Class B 1.70%        $ 13.46                  27
Multimanager Small Cap Growth ..............     Class B 0.50%        $  9.72                  --
Multimanager Small Cap Growth ..............     Class B 1.15%        $  9.16                 196
Multimanager Small Cap Growth ..............     Class B 1.35%        $  8.99                 412
Multimanager Small Cap Growth ..............     Class B 1.55%        $  8.83                 362
Multimanager Small Cap Growth ..............     Class B 1.60%        $  8.79                 193
Multimanager Small Cap Growth ..............     Class B 1.70%        $  8.71                  --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                          Contract charges     Unit Value     Units Outstanding (000s)
                                         ------------------   ------------   -------------------------
Multimanager Small Cap Value .........     Class B 0.50%        $ 19.06                    1
Multimanager Small Cap Value .........     Class B 1.15%        $ 17.85                  279
Multimanager Small Cap Value .........     Class B 1.35%        $ 17.49                  554
Multimanager Small Cap Value .........     Class B 1.55%        $ 17.14                  512
Multimanager Small Cap Value .........     Class B 1.60%        $ 17.05                  272
Multimanager Small Cap Value .........     Class B 1.70%        $ 16.88                    5
Multimanager Technology ..............     Class B 0.50%        $ 13.01                    1
Multimanager Technology ..............     Class B 1.15%        $ 12.51                  274
Multimanager Technology ..............     Class B 1.35%        $ 12.36                  513
Multimanager Technology ..............     Class B 1.55%        $ 12.21                1,391
Multimanager Technology ..............     Class B 1.60%        $ 12.17                  701
Multimanager Technology ..............     Class B 1.70%        $ 12.10                   15

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                    --------------  ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     571,003     $   666,184           $   863,411
 Expenses:
  Asset-based charges ............................        318,492         229,367               327,761
                                                    -------------     -----------           -----------
Net Investment Income (Loss) .....................        252,511         436,817               535,650
                                                    -------------     -----------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,195,873         376,671               424,388
  Realized gain distribution from The Trusts .....        882,817         295,463               530,147
                                                    -------------     -----------           -----------
 Net realized gain (loss) ........................      2,078,690         672,134               954,535
                                                    -------------     -----------           -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,520,870)       (382,382)             (664,944)
                                                    -------------     -----------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        557,820         289,752               289,591
                                                    -------------     -----------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     810,331     $   726,569           $   825,241
                                                    =============     ===========           ===========



                                                     AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                      Allocation         Allocation          Common Stock
                                                    -------------    -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   10,789,848     $   3,405,578         $  4,453,920
 Expenses:
  Asset-based charges ............................       4,622,048         1,590,041            6,284,538
                                                    --------------     -------------         ------------
Net Investment Income (Loss) .....................       6,167,800         1,815,537           (1,830,618)
                                                    --------------     -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      17,051,853         3,215,644           (1,763,765)
  Realized gain distribution from The Trusts .....       6,635,521         3,549,374                   --
                                                    --------------     -------------         ------------
 Net realized gain (loss) ........................      23,687,374         6,765,018           (1,763,765)
                                                    --------------     -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (12,592,262)       (3,928,324)          15,446,391
                                                    --------------     -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      11,095,112         2,836,694           13,682,626
                                                    --------------     -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   17,262,912     $   4,652,231         $ 11,852,008
                                                    ==============     =============         ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                              EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein          Large Cap
                                                         Securities           International              Growth
                                                    --------------------  --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $4,056,859           $    2,346,354          $          --
 Expenses:
  Asset-based charges ............................       1,499,269                2,698,939              1,101,933
                                                        ----------           --------------          -------------
Net Investment Income (Loss) .....................       2,557,590                 (352,585)            (1,101,933)
                                                        ----------           --------------          -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (596,245)              15,126,774             (3,298,112)
  Realized gain distribution from The Trusts .....              --               16,351,728                     --
                                                        ----------           --------------          -------------
 Net realized gain (loss) ........................        (596,245)              31,478,502             (3,298,112)
                                                        ----------           --------------          -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       3,117,884              (12,662,902)            13,109,594
                                                        ----------           --------------          -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,521,639               18,815,600              9,811,482
                                                        ----------           --------------          -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $5,079,229           $   18,463,015          $   8,709,549
                                                        ==========           ==============          =============



                                                                              EQ/AllianceBernstein
                                                       EQ/AllianceBernstein        Small Cap          EQ/Alliance Bernstei
                                                           Quality Bond              Growth                   Value
                                                       --------------------   --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $   858,128           $         --            $   6,251,370
 Expenses:
  Asset-based charges ............................             270,347              1,425,849                3,915,934
                                                           -----------           ------------            -------------
Net Investment Income (Loss) .....................             587,781             (1,425,849)               2,335,436
                                                           -----------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            (126,432)             6,239,494               21,691,014
  Realized gain distribution from The Trusts .....                  --             13,766,298               27,977,849
                                                           -----------           ------------            -------------
 Net realized gain (loss) ........................            (126,432)            20,005,792               49,668,863
                                                           -----------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................              86,916             (4,619,449)             (77,578,095)
                                                           -----------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             (39,516)            15,386,343              (27,909,232)
                                                           -----------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $   548,265           $ 13,960,494            $ (25,573,796)
                                                           ===========           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                       EQ/BlackRock
                                                        EQ/Ariel        Basic Value         EQ/BlackRock
                                                    Appreciation II       Equity        International Value
                                                    ---------------   --------------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    4,620      $    1,420,920      $    1,504,214
 Expenses:
  Asset-based charges ............................        15,232           2,042,690           1,216,664
                                                      ----------      --------------      --------------
Net Investment Income (Loss) .....................       (10,612)           (621,770)            287,550
                                                      ----------      --------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        67,189           7,411,755           9,227,753
  Realized gain distribution from The Trusts .....         8,976           9,860,483           8,097,657
                                                      ----------      --------------      --------------
 Net realized gain (loss) ........................        76,165          17,272,238          17,325,410
                                                      ----------      --------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (123,806)        (16,021,564)        (10,420,378)
                                                      ----------      --------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (47,641)          1,250,674           6,905,032
                                                      ----------      --------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (58,253)     $      628,904      $    7,192,582
                                                      ==========      ==============      ==============



                                                                            EQ/Calvert
                                                       EQ/Boston Advisors     Socially      EQ/Capital
                                                          Equity Income     Responsible   Guardian Growth
                                                       ------------------   -----------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $     219,837       $   2,177      $       --
 Expenses:
  Asset-based charges ............................             195,006          15,388          80,787
                                                         -------------       ---------      ----------
Net Investment Income (Loss) .....................              24,831         (13,211)        (80,787)
                                                         -------------       ---------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             974,177          48,532         264,835
  Realized gain distribution from The Trusts .....             812,716          45,653              --
                                                         -------------       ---------      ----------
 Net realized gain (loss) ........................           1,786,893          94,185         264,835
                                                         -------------       ---------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (1,377,535)         19,986        (399,894)
                                                         -------------       ---------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             409,358         114,171        (135,059)
                                                         -------------       ---------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $     434,189       $ 100,960      $ (215,846)
                                                         =============       =========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                    Guardian Research    High Yield Bond     York Venture
                                                    -----------------   -----------------    ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     789,297        $   440,261        $   24,335
 Expenses:
  Asset-based charges ............................        1,054,983             96,084            60,263
                                                      -------------        -----------        ----------
Net Investment Income (Loss) .....................         (265,686)           344,177           (35,928)
                                                      -------------        -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        8,929,273             59,913            77,523
  Realized gain distribution from The Trusts .....          850,656                 --            17,087
                                                      -------------        -----------        ----------
 Net realized gain (loss) ........................        9,779,929             59,913            94,610
                                                      -------------        -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (11,042,267)          (344,510)          (59,199)
                                                      -------------        -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (1,262,338)          (284,597)           35,411
                                                      -------------        -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (1,528,024)       $    59,580        $     (517)
                                                      =============        ===========        ==========



                                                        EQ/Equity        EQ/Evergreen      EQ/Evergreen
                                                        500 Index     International Bond       Omega
                                                      -------------   ------------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,618,271        $233,020        $        --
 Expenses:
  Asset-based charges ............................        1,858,979          64,939            127,992
                                                      -------------        --------        -----------
Net Investment Income (Loss) .....................         (240,708)        168,081           (127,992)
                                                      -------------        --------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,792,652          72,946            321,761
  Realized gain distribution from The Trusts .....        3,344,778           2,652            465,237
                                                      -------------        --------        -----------
 Net realized gain (loss) ........................        6,137,430          75,598            786,998
                                                      -------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,042,447)        204,973             79,171
                                                      -------------        --------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        5,094,983         280,571            866,169
                                                      -------------        --------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   4,854,275        $448,652        $   738,177
                                                      =============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Franklin      EQ/Franklin
                                                    EQ/FI Mid Cap       Income      Small Cap Value
                                                    -------------   -------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --   $     661,934     $    5,394
 Expenses:
  Asset-based charges ............................      1,065,108         252,777         15,614
                                                    -------------   -------------     ----------
Net Investment Income (Loss) .....................     (1,065,108)        409,157        (10,220)
                                                    -------------   -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,211,103         221,247        (11,184)
  Realized gain distribution from The Trusts .....      9,234,219          53,387          4,419
                                                    -------------   -------------     ----------
 Net realized gain (loss) ........................     13,445,322         274,634         (6,765)
                                                    -------------   -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,467,692)     (1,009,429)      (164,998)
                                                    -------------   -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,977,630        (734,795)      (171,763)
                                                    -------------   -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,912,522   $    (325,638)    $ (181,983)
                                                    =============   =============     ==========



                                                         EQ/Franklin          EQ/GAMCO       EQ/GAMCO
                                                          Templeton          Mergers and   Small Company
                                                    Founding Strategy (a)   Acquisitions       Value
                                                    ---------------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $   64,004         $    50,519     $   99,307
 Expenses:
  Asset-based charges ............................           26,829             113,766        299,787
                                                         ----------         -----------     ----------
Net Investment Income (Loss) .....................           37,175             (63,247)      (200,480)
                                                         ----------         -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (33,770)            618,347        883,182
  Realized gain distribution from The Trusts .....              233             314,338        822,996
                                                         ----------         -----------     ----------
 Net realized gain (loss) ........................          (33,537)            932,685      1,706,178
                                                         ----------         -----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         (156,324)           (548,858)      (306,816)
                                                         ----------         -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (189,861)            383,827      1,399,362
                                                         ----------         -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ (152,686)        $   320,580     $1,198,882
                                                         ==========         ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007



                                                    EQ/International   EQ/JPMorgan        EQ/JPMorgan
                                                         Growth         Core Bond     Value Opportunities
                                                    ----------------   -----------    -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  37,843       $2,472,784        $     456,122
 Expenses:
  Asset-based charges ............................        79,202          861,741              512,708
                                                       ---------       ----------        -------------
Net Investment Income (Loss) .....................       (41,359)       1,611,043              (56,586)
                                                       ---------       ----------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       478,217         (374,349)           2,267,090
  Realized gain distribution from The Trusts .....       265,365               --            4,758,586
                                                       ---------       ----------        -------------
 Net realized gain (loss) ........................       743,582         (374,349)           7,025,676
                                                       ---------       ----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,895)        (288,884)          (7,560,512)
                                                       ---------       ----------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       713,687         (663,233)            (534,836)
                                                       ---------       ----------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 672,328       $  947,810        $    (591,422)
                                                       =========       ==========        =============



                                                                                  EQ/Lord Abbett
                                                      EQ/Legg Mason    EQ/Long      Growth and
                                                       Value Equity   Term Bond       Income
                                                      -------------   ---------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $       --     $190,234     $    46,589
 Expenses:
  Asset-based charges ............................         60,503       64,511          68,683
                                                       ----------     --------     -----------
Net Investment Income (Loss) .....................        (60,503)     125,723         (22,094)
                                                       ----------     --------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         78,055          674         228,501
  Realized gain distribution from The Trusts .....        155,727           --         162,579
                                                       ----------     --------     -----------
 Net realized gain (loss) ........................        233,782          674         391,080
                                                       ----------     --------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (945,376)     186,906        (282,092)
                                                       ----------     --------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (711,594)     187,580         108,988
                                                       ----------     --------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (772,097)    $313,303     $    86,894
                                                       ==========     ========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Lord Abbett   EQ/Lord Abbett      EQ/Marsico
                                                    Large Cap Core    Mid Cap Value        Focus
                                                    --------------   --------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  11,435      $      44,267     $     121,956
 Expenses:
  Asset-based charges ............................       21,308            118,130         1,044,589
                                                      ---------      -------------     -------------
Net Investment Income (Loss) .....................       (9,873)           (73,863)         (922,633)
                                                      ---------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      112,858            472,590         6,277,814
  Realized gain distribution from The Trusts .....       59,777            577,318         5,792,390
                                                      ---------      -------------     -------------
 Net realized gain (loss) ........................      172,635          1,049,908        12,070,204
                                                      ---------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (47,782)        (1,210,970)       (2,687,707)
                                                      ---------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      124,853           (161,062)        9,382,497
                                                      ---------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 114,980      $    (234,925)    $   8,459,864
                                                      =========      =============     =============



                                                                    EQ/Montag
                                                        EQ/Money    & Caldwell     EQ/Mutual
                                                         Market       Growth        Shares
                                                     -----------   -----------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $5,594,719    $   5,374     $       --
 Expenses:
  Asset-based charges ............................     1,755,208       25,684         78,236
                                                      ----------    ---------     ----------
Net Investment Income (Loss) .....................     3,839,511      (20,310)       (78,236)
                                                      ----------    ---------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (100,420)      81,005         71,971
  Realized gain distribution from The Trusts .....            --           --            709
                                                      ----------    ---------     ----------
 Net realized gain (loss) ........................      (100,420)      81,005         72,680
                                                      ----------    ---------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       102,158      230,785       (271,204)
                                                      ----------    ---------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,738      311,790       (198,524)
                                                      ----------    ---------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,841,249    $ 291,480     $ (276,760)
                                                      ==========    =========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                     EQ/Oppenheimer    EQ/Oppenheimer
                                                    EQ/Oppenheimer    Main Street        Main Street
                                                        Global        Opportunity         Small Cap
                                                    --------------   --------------    --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   6,303        $   3,217         $      --
 Expenses:
  Asset-based charges ............................       26,659            9,024            12,821
                                                      ---------        ---------         ---------
Net Investment Income (Loss) .....................      (20,356)          (5,807)          (12,821)
                                                      ---------        ---------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       54,650           22,443             9,027
  Realized gain distribution from The Trusts .....       25,912           33,938            17,585
                                                      ---------        ---------         ---------
 Net realized gain (loss) ........................       80,562           56,381            26,612
                                                      ---------        ---------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (62,744)         (54,223)          (89,406)
                                                      ---------        ---------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       17,818            2,158           (62,794)
                                                      ---------        ---------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $  (2,538)       $  (3,649)        $ (75,615)
                                                      =========        =========         =========




                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index
                                                      ------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  385,074       $204,069     $     424,770
 Expenses:
  Asset-based charges ............................       171,332         75,697           501,526
                                                      ----------       --------     -------------
Net Investment Income (Loss) .....................       213,742        128,372           (76,756)
                                                      ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (36,170)        49,217         3,220,381
  Realized gain distribution from The Trusts .....       137,728             --         2,229,207
                                                      ----------       --------     -------------
 Net realized gain (loss) ........................       101,558         49,217         5,449,588
                                                      ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       882,798         14,575        (6,290,417)
                                                      ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       984,356         63,792          (840,829)
                                                      ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,198,098       $192,164     $    (917,585)
                                                      ==========       ========     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                         EQ/UBS
                                                    EQ/T. Rowe Price   EQ/Templeton    Growth and
                                                      Growth Stock        Growth         Income
                                                    ----------------   ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      13,119      $   24,487    $    26,564
 Expenses:
  Asset-based charges ............................         144,851          60,089         53,864
                                                     -------------      ----------    -----------
Net Investment Income (Loss) .....................        (131,732)        (35,602)       (27,300)
                                                     -------------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         470,989          73,384        298,208
  Realized gain distribution from The Trusts .....         971,797          13,967             --
                                                     -------------      ----------    -----------
 Net realized gain (loss) ........................       1,442,786          87,351        298,208
                                                     -------------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,699,319)       (133,785)      (268,254)
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (256,533)        (46,434)        29,954
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (388,265)     $  (82,036)   $     2,654
                                                     =============      ==========    ===========



                                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    EQ/Van Kampen   Emerging Markets      Mid Cap
                                                       Comstock          Equity            Growth
                                                    -------------   ----------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      95,329     $         --       $  17,626
 Expenses:
  Asset-based charges ............................        126,220        1,652,049          62,840
                                                    -------------     ------------       ---------
Net Investment Income (Loss) .....................        (30,891)      (1,652,049)        (45,214)
                                                    -------------     ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,486,720       23,076,744         284,094
  Realized gain distribution from The Trusts .....        214,793       23,102,945         368,680
                                                    -------------     ------------       ---------
 Net realized gain (loss) ........................      1,701,513       46,179,689         652,774
                                                    -------------     ------------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,589,997)      (6,078,957)         43,373
                                                    -------------     ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        111,516       40,100,732         696,147
                                                    -------------     ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      80,625     $ 38,448,683       $ 650,933
                                                    =============     ============       =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        MarketPLUS         MarketPLUS         MarketPLUS
                                                    International Core   Large Cap Core    Large Cap Growth
                                                    ------------------   --------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      99,488      $     128,695       $    288,036
 Expenses:
  Asset-based charges ............................          307,057            172,005          1,202,444
                                                      -------------      -------------       ------------
Net Investment Income (Loss) .....................         (207,569)           (43,310)          (914,408)
                                                      -------------      -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,171,609            790,416         (8,098,352)
  Realized gain distribution from The Trusts .....        4,919,280          2,140,886                 --
                                                      -------------      -------------       ------------
 Net realized gain (loss) ........................        7,090,889          2,931,302         (8,098,352)
                                                      -------------      -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (3,566,296)        (2,540,625)        20,263,265
                                                      -------------      -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        3,524,593            390,677         12,164,913
                                                      -------------      -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   3,317,024      $     347,367       $ 11,250,505
                                                      =============      =============       ============



                                                         MarketPLUS       Multimanager     Multimanager
                                                       Mid Cap Value   Aggressive Equity     Core Bond
                                                      --------------   -----------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   1,293,214      $   13,248        $1,528,177
 Expenses:
  Asset-based charges ............................         1,989,372         563,081           554,582
                                                       -------------      ----------        ----------
Net Investment Income (Loss) .....................          (696,158)       (549,833)          973,595
                                                       -------------      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         6,412,426        (272,959)         (331,138)
  Realized gain distribution from The Trusts .....        29,794,655              --                --
                                                       -------------      ----------        ----------
 Net realized gain (loss) ........................        36,207,081        (272,959)         (331,138)
                                                       -------------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (37,752,262)      5,110,031         1,023,110
                                                       -------------      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,545,181)      4,837,072           691,972
                                                       -------------      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (2,241,339)     $4,287,239        $1,665,567
                                                       =============      ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                     Multimanager
                                                    Multimanager    Multimanager    International
                                                     Health Care     High Yield         Equity
                                                    ------------   -------------    -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        --    $   5,751,023    $     198,675
 Expenses:
  Asset-based charges ............................      193,135        1,199,625          441,944
                                                    -----------    -------------    -------------
Net Investment Income (Loss) .....................     (193,135)       4,551,398         (243,269)
                                                    -----------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      412,540       (1,166,906)       3,295,965
  Realized gain distribution from The Trusts .....      954,703               --        1,658,670
                                                    -----------    -------------    -------------
 Net realized gain (loss) ........................    1,367,243       (1,166,906)       4,954,635
                                                    -----------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (186,666)      (1,849,716)      (1,484,569)
                                                    -----------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,180,577       (3,016,622)       3,470,066
                                                    -----------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   987,442    $   1,534,776    $   3,226,797
                                                    ===========    =============    =============



                                                       Multimanager   Multimanager    Multimanager
                                                        Large Cap       Large Cap      Large Cap
                                                       Core Equity       Growth          Value
                                                     --------------   ------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $      33,596    $       --    $     262,361
 Expenses:
  Asset-based charges ............................          100,418       187,294          357,575
                                                      -------------    ----------    -------------
Net Investment Income (Loss) .....................          (66,822)     (187,294)         (95,214)
                                                      -------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          874,645     1,026,479        1,624,804
  Realized gain distribution from The Trusts .....          551,674     1,351,639        2,414,182
                                                      -------------    ----------    -------------
 Net realized gain (loss) ........................        1,426,319     2,378,118        4,038,986
                                                      -------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,000,895)     (978,018)      (3,367,583)
                                                      -------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          425,424     1,400,100          671,403
                                                      -------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $     358,602    $1,212,806    $     576,189
                                                      =============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    Multimanager    Multimanager    Multimanager     Multimanager
                                                      Mid Cap          Mid Cap        Small Cap        Small Cap       Multimanager
                                                       Growth           Value           Growth          Value          Technology
                                                    ------------    ------------    -------------   ---------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       --       $       --     $         --     $    101,367     $       --
 Expenses:
  Asset-based charges ............................     309,605          359,855          130,674          534,807        525,337
                                                    ----------       ----------     ------------     ------------     ----------
Net Investment Income (Loss) .....................    (309,605)        (359,855)        (130,674)        (433,440)      (525,337)
                                                    ----------       ----------     ------------     ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   1,273,653         (587,854)          80,640         (301,845)     3,743,427
  Realized gain distribution from The Trusts .....   2,047,898        1,709,624          984,450        2,653,311             --
                                                    ----------       ----------     ------------     ------------     ----------
 Net realized gain (loss) ........................   3,321,551        1,121,770        1,065,090        2,351,466      3,743,427
                                                    ----------       ----------     ------------     ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (877,377)        (587,830)      (1,321,377)      (5,565,202)     1,909,898
                                                    ----------       ----------     ------------     ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   2,444,174          533,940         (256,287)      (3,213,736)     5,653,325
                                                    ----------       ----------     ------------     ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $2,134,569       $  174,085     $   (386,961)    $ (3,647,176)    $5,127,988
                                                    ==========       ==========     ============     ============     ==========

-------
(a) Commenced operation on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive                 AXA Conservative
                                                            Allocation                      Allocation
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    252,511     $   191,971    $    436,817    $    279,394
 Net realized gain (loss) on investments ........     2,078,690         754,654         672,134         193,902
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,520,870)        906,442        (382,382)        143,650
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       810,331       1,853,067         726,569         616,946
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       381,248         570,466         286,364          78,227
  Transfers between funds including
   guaranteed interest account, net .............     9,763,502       9,007,356       9,166,320       3,570,144
  Transfers for contract benefits and
   terminations .................................    (3,802,147)       (831,523)     (3,834,202)     (1,763,236)
  Contract maintenance charges ..................       (63,543)        (29,657)        (38,183)        (24,606)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,279,060       8,716,642       5,580,299       1,860,529
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (46,690)             --         (71,671)
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     7,089,391      10,523,019       6,306,868       2,405,804
Net Assets - Beginning of Period ................    17,391,092       6,868,073      12,240,032       9,834,228
                                                   ------------     -----------    ------------    ------------
Net Assets - End of Period ......................  $ 24,480,483     $17,391,092    $ 18,546,900    $ 12,240,032
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,205           1,057           1,388             975
 Redeemed .......................................          (749)           (339)           (880)           (791)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................           456             718             508             184
                                                   ============     ===========    ============    ============



                                                       AXA Conservative-Plus                AXA Moderate
                                                            Allocation                       Allocation
                                                  ------------------------------- --------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    535,650    $    305,393    $   6,167,800    $   4,632,714
 Net realized gain (loss) on investments ........       954,535         459,763       23,687,374       16,525,296
 Change in unrealized appreciation
  (depreciation) of investments .................      (664,944)        359,666      (12,592,262)       9,825,690
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       825,241       1,124,822       17,262,912       30,983,700
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       401,329         138,670        3,554,030        2,836,850
  Transfers between funds including
   guaranteed interest account, net .............    11,589,753       4,767,835       11,560,892       (4,713,098)
  Transfers for contract benefits and
   terminations .................................    (3,277,237)     (1,314,587)     (48,454,592)     (42,598,134)
  Contract maintenance charges ..................       (40,712)        (31,955)        (921,932)        (965,715)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,673,133       3,559,963      (34,261,602)     (45,440,097)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (47,579)              --          (71,514)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     9,498,374       4,637,206      (16,998,690)     (14,527,911)
Net Assets - Beginning of Period ................    17,927,887      13,290,681      361,797,495      376,325,406
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 27,426,261    $ 17,927,887    $ 344,798,805    $ 361,797,495
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               72               48
 Redeemed .......................................            --              --             (115)            (138)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (43)             (90)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,379             860              473              677
 Redeemed .......................................          (634)           (532)          (1,107)          (1,553)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           744             328             (634)            (876)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Moderate-Plus                EQ/AllianceBernstein
                                                             Allocation                       Common Stock
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,815,537    $  1,080,594    $    (1,830,618)  $    (1,056,098)
 Net realized gain (loss) on investments ........      6,765,018       1,912,544         (1,763,765)      (17,126,379)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,928,324)      4,082,567         15,446,391        65,207,213
                                                   -------------    ------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      4,652,231       7,075,705         11,852,008        47,024,736
                                                   -------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      2,654,637       1,162,631          2,512,081         2,530,379
  Transfers between funds including
   guaranteed interest account, net .............     50,568,239      48,869,632        (51,051,864)      (50,559,657)
  Transfers for contract benefits and
   terminations .................................    (11,054,225)     (5,760,081)       (63,484,902)      (64,120,978)
  Contract maintenance charges ..................       (317,869)       (136,146)        (1,518,413)       (1,839,391)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     41,850,782      44,136,036       (113,543,098)     (113,989,647)
                                                   -------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (36,529)                --          (396,886)
                                                   -------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets ...............     46,503,013      51,175,212       (101,691,090)      (67,361,797)
Net Assets - Beginning of Period ................     81,064,582      29,889,370        514,320,004       581,681,801
                                                   -------------    ------------    ---------------   ---------------
Net Assets - End of Period ......................  $ 127,567,595    $ 81,064,582    $   412,628,914   $   514,320,004
                                                   =============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --              --                  3                16
 Redeemed .......................................             --              --                (66)              (72)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................             --              --                (63)              (56)
                                                   =============    ============    ===============   ===============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          4,863           4,846                  9                91
 Redeemed .......................................         (1,646)         (1,091)              (355)             (484)
                                                   -------------    ------------    ---------------   ---------------
 Net Increase (Decrease) ........................          3,217           3,755               (346)             (393)
                                                   =============    ============    ===============   ===============



                                                        EQ/AllianceBernstein
                                                            Intermediate                  EQ/AllianceBernstein
                                                        Government Securities                 International
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    2,557,590   $   2,649,325    $    (352,585)   $     (35,737)
 Net realized gain (loss) on investments ........        (596,245)       (695,557)      31,478,502       24,976,328
 Change in unrealized appreciation
  (depreciation) of investments .................       3,117,884        (209,161)     (12,662,902)      10,950,680
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       5,079,229       1,744,607       18,463,015       35,891,271
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         555,059         884,109          900,894        1,048,397
  Transfers between funds including
   guaranteed interest account, net .............      (6,240,913)    (11,505,080)      (4,858,792)         156,084
  Transfers for contract benefits and
   terminations .................................     (15,249,455)    (16,890,778)     (22,785,317)     (18,095,466)
  Contract maintenance charges ..................        (196,818)       (247,650)        (511,666)        (515,601)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (21,132,127)    (27,759,399)     (27,254,881)     (17,406,586)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (96,140)           1,145          (42,757)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (16,052,898)    (26,110,932)      (8,790,721)      18,441,928
Net Assets - Beginning of Period ................     110,433,894     136,544,826      190,688,837      172,246,909
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   94,380,996   $ 110,433,894    $ 181,898,116    $ 190,688,837
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              40              27               64              152
 Redeemed .......................................             (73)            (82)            (216)            (293)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................             (33)            (55)            (152)            (141)
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             236             640              400            1,321
 Redeemed .......................................          (1,318)         (2,099)          (1,641)          (2,219)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................          (1,082)         (1,459)          (1,241)            (898)
                                                   ==============   =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein             EQ/AllianceBernstein
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,101,933)   $  (1,284,009)   $    587,781    $    457,568
 Net realized gain (loss) on investments ........     (3,298,112)      (7,479,562)       (126,432)       (246,386)
 Change in unrealized appreciation
  (depreciation) of investments .................     13,109,594        6,305,608          86,916         232,249
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      8,709,549       (2,457,963)        548,265         443,431
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        576,166          723,434          71,717          62,388
  Transfers between funds including
   guaranteed interest account, net .............     (9,277,363)      (7,680,012)       (157,337)     (2,454,876)
  Transfers for contract benefits and
   terminations .................................     (9,211,396)      (8,847,038)     (2,809,482)     (3,262,724)
  Contract maintenance charges ..................       (195,219)        (242,151)        (48,010)        (56,125)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (18,107,812)     (16,045,767)     (2,943,112)     (5,711,337)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (3,455)        (750,178)             --         (34,034)
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (9,401,718)     (19,253,908)     (2,394,847)     (5,301,940)
Net Assets - Beginning of Period ................     80,610,339       99,864,247      19,819,512      25,121,452
                                                   -------------    -------------    ------------    ------------
Net Assets - End of Period ......................  $  71,208,621    $  80,610,339    $ 17,424,665    $ 19,819,512
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            324            1,317             180             396
 Redeemed .......................................         (2,801)          (3,701)           (358)           (756)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,477)          (2,384)           (178)           (360)
                                                   =============    =============    ============    ============



                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Small Cap Growth                      Value (e)
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,425,849)   $  (1,589,100)   $   2,335,436    $     164,669
 Net realized gain (loss) on investments ........     20,005,792       13,487,213       49,668,863       15,905,854
 Change in unrealized appreciation
  (depreciation) of investments .................     (4,619,449)      (4,278,250)     (77,578,095)      11,920,233
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     13,960,494        7,619,863      (25,573,796)      27,990,756
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        537,778          609,567        1,087,382          856,355
  Transfers between funds including
   guaranteed interest account, net .............    (12,446,614)      (8,607,471)     319,698,557           20,755
  Transfers for contract benefits and
   terminations .................................    (11,297,746)     (10,682,017)     (32,962,689)     (17,798,692)
  Contract maintenance charges ..................       (272,834)        (313,853)        (700,895)        (415,350)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,479,416)     (18,993,774)     287,122,355      (17,336,932)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (1,734)         (29,177)              --         (131,696)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (9,520,656)     (11,403,088)     261,548,559       10,522,128
Net Assets - Beginning of Period ................    102,725,808      114,128,896      163,781,043      153,258,915
                                                   -------------    -------------    -------------    -------------
Net Assets - End of Period ......................  $  93,205,152    $ 102,725,808    $ 425,329,602    $ 163,781,043
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             15              103            4,554               --
 Redeemed .......................................           (164)            (164)            (454)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (149)             (61)           4,100               --
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            144              532           22,943            1,519
 Redeemed .......................................         (1,191)          (1,572)          (5,620)          (2,609)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,047)          (1,040)          17,323           (1,090)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/BlackRock
                                                   EQ/Ariel Appreciation II          Basic Value Equity
                                                  --------------------------- ---------------------------------
                                                       2007          2006           2007             2006
                                                  -------------- ------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,612)   $  (1,407)   $    (621,770)   $   1,890,145
 Net realized gain (loss) on investments ........       76,165        9,604       17,272,238       11,260,036
 Change in unrealized appreciation
  (depreciation) of investments .................     (123,806)      56,560      (16,021,564)      12,884,428
                                                    ----------    ---------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (58,253)      64,757          628,904       26,034,609
                                                    ----------    ---------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        7,431        6,562          558,212          624,116
  Transfers between funds including
   guaranteed interest account, net .............      433,749      514,683      (11,090,916)     (12,426,504)
  Transfers for contract benefits and
   terminations .................................      (74,125)     (25,285)     (16,838,153)     (16,403,366)
  Contract maintenance charges ..................       (2,681)      (1,655)        (377,791)        (408,239)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      364,374      494,305      (27,748,648)     (28,613,993)
                                                    ----------    ---------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (354)              --         (379,424)
                                                    ----------    ---------    -------------    -------------
Increase (Decrease) in Net Assets ...............      306,121      558,708      (27,119,744)      (2,958,808)
Net Assets - Beginning of Period ................      802,966      244,258      151,184,168      154,142,976
                                                    ----------    ---------    -------------    -------------
Net Assets - End of Period ......................   $1,109,087    $ 802,966    $ 124,064,424    $ 151,184,168
                                                    ==========    =========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --               --
 Redeemed .......................................           --           --               --               --
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           --           --               --               --
                                                    ==========    =========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           65              169              520
 Redeemed .......................................          (54)         (18)          (1,284)          (1,857)
                                                    ----------    ---------    -------------    -------------
 Net Increase (Decrease) ........................           30           47           (1,115)          (1,337)
                                                    ==========    =========    =============    =============



                                                            EQ/BlackRock                 EQ/Boston Advisors
                                                        International Value                 Equity Income
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      287,550   $  1,543,846    $     24,831    $    120,185
 Net realized gain (loss) on investments ........      17,325,410      7,946,215       1,786,893       1,033,038
 Change in unrealized appreciation
  (depreciation) of investments .................     (10,420,378)     6,928,413      (1,377,535)        759,059
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       7,192,582     16,418,474         434,189       1,912,282
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         451,734        500,424          37,399          47,542
  Transfers between funds including
   guaranteed interest account, net .............      (1,360,437)     5,153,361      (2,327,254)      2,035,688
  Transfers for contract benefits and
   terminations .................................     (10,654,140)    (6,931,835)     (1,831,995)     (1,079,292)
  Contract maintenance charges ..................        (235,175)      (212,640)        (31,969)        (34,408)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (11,798,018)    (1,490,690)     (4,153,819)        969,530
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --         (5,905)             --         (33,621)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (4,605,436)    14,921,879      (3,719,630)      2,848,191
Net Assets - Beginning of Period ................      85,580,308     70,658,429      15,579,628      12,731,437
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   80,974,872   $ 85,580,308    $ 11,859,998    $ 15,579,628
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             392          1,003             309             986
 Redeemed .......................................            (877)        (1,089)           (900)           (830)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (485)           (86)           (591)            156
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Calvert                     EQ/Capital
                                                       Socially Responsible              Guardian Growth
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  ---------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ (13,211)      $  (17,282)    $  (80,787)    $  (38,041)
 Net realized gain (loss) on investments ........       94,185          117,582        264,835        144,148
 Change in unrealized appreciation
  (depreciation) of investments .................       19,986          (60,259)      (399,894)       123,864
                                                     ---------       ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      100,960           40,041       (215,846)       229,971
                                                     ---------       ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       30,792           14,450         18,443         12,323
  Transfers between funds including
   guaranteed interest account, net .............       40,738           45,779      5,456,113      2,280,436
  Transfers for contract benefits and
   terminations .................................     (113,871)        (176,296)      (435,115)      (393,336)
  Contract maintenance charges ..................       (2,761)          (3,113)        (9,096)        (6,809)
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (45,102)        (119,180)     5,030,345      1,892,614
                                                     ---------       ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --          (43,719)            --        (55,488)
                                                     ---------       ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............       55,858         (122,858)     4,814,499      2,067,097
Net Assets - Beginning of Period ................    1,055,032        1,177,890      4,323,619      2,256,522
                                                    ----------       ----------     ----------     ----------
Net Assets - End of Period ......................   $1,110,890       $1,055,032     $9,138,118     $4,323,619
                                                    ==========       ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --             --             --
 Redeemed .......................................           --               --             --             --
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           --               --             --             --
                                                     =========       ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           31               69            416            219
 Redeemed .......................................          (37)             (83)           (98)           (65)
                                                     ---------       ----------     ----------     ----------
 Net Increase (Decrease) ........................           (6)             (14)           318            154
                                                     =========       ==========     ==========     ==========



                                                             EQ/Capital             EQ/Caywood-Scholl High Yield
                                                        Guardian Research (b)                   Bond
                                                  --------------------------------- ----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (265,686)  $     (576,262)   $  344,177    $  252,756
 Net realized gain (loss) on investments ........       9,779,929        4,769,185        59,913         2,075
 Change in unrealized appreciation
  (depreciation) of investments .................     (11,042,267)       2,457,133      (344,510)       41,234
                                                   --------------   --------------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      (1,528,024)       6,650,056        59,580       296,065
                                                   --------------   --------------    ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         357,647          358,544        28,081        30,888
  Transfers between funds including
   guaranteed interest account, net .............      24,989,019       (3,992,914)    1,200,473     3,850,816
  Transfers for contract benefits and
   terminations .................................      (9,705,756)      (7,654,166)     (603,593)     (361,154)
  Contract maintenance charges ..................        (207,197)        (198,213)      (13,485)      (11,476)
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      15,433,713      (11,486,749)      611,476     3,509,074
                                                   --------------   --------------    ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          67,822          (83,915)           --        (8,534)
                                                   --------------   --------------    ----------    ----------
Increase (Decrease) in Net Assets ...............      13,973,511       (4,920,608)      671,056     3,796,605
Net Assets - Beginning of Period ................      64,390,147       69,310,755     5,611,588     1,814,983
                                                   --------------   --------------    ----------    ----------
Net Assets - End of Period ......................  $   78,363,658   $   64,390,147    $6,282,644    $5,611,588
                                                   ==============   ==============    ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --               --            --            --
 Redeemed .......................................              --               --            --            --
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................              --               --            --            --
                                                   ==============   ==============    ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           2,641              297           392           585
 Redeemed .......................................          (1,577)          (1,227)         (338)         (252)
                                                   --------------   --------------    ----------    ----------
 Net Increase (Decrease) ........................           1,064             (930)           54           333
                                                   ==============   ==============    ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Davis New
                                                        York Venture (a)               EQ/Equity 500 Index
                                                  ----------------------------- ---------------------------------
                                                       2007           2006            2007             2006
                                                  -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (35,928)    $     (444)   $    (240,708)   $      69,619
 Net realized gain (loss) on investments ........       94,610          2,104        6,137,430        4,501,996
 Change in unrealized appreciation
  (depreciation) of investments .................      (59,199)        49,050       (1,042,447)      13,183,931
                                                    ----------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................         (517)        50,710        4,854,275       17,755,546
                                                    ----------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       28,907         13,506          970,147          859,667
  Transfers between funds including
   guaranteed interest account, net .............    4,707,127      1,421,226       (7,661,457)     (10,380,443)
  Transfers for contract benefits and
   terminations .................................     (349,780)        (6,747)     (20,479,063)     (16,662,720)
  Contract maintenance charges ..................      (10,747)          (209)        (364,698)        (404,141)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,375,507      1,427,776      (27,535,071)     (26,587,637)
                                                    ----------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          113            (29)          (2,777)           6,658
                                                    ----------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............    4,375,103      1,478,457      (22,683,573)      (8,825,433)
Net Assets - Beginning of Period ................    1,478,457             --      140,120,140      148,945,573
                                                    ----------     ----------    -------------    -------------
Net Assets - End of Period ......................   $5,853,560     $1,478,457    $ 117,436,567    $ 140,120,140
                                                    ==========     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --               --
 Redeemed .......................................           --             --               --               --
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           --             --               --               --
                                                    ==========     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          473            148              226              445
 Redeemed .......................................          (81)           (12)          (1,122)          (1,416)
                                                    ----------     ----------    -------------    -------------
 Net Increase (Decrease) ........................          392            136             (896)            (971)
                                                    ==========     ==========    =============    =============



                                                           EQ/Evergreen                   EQ/Evergreen
                                                        International Bond                    Omega
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   168,081     $  (18,940)   $    (127,992)  $      56,665
 Net realized gain (loss) on investments ........        75,598          3,605          786,998       1,240,615
 Change in unrealized appreciation
  (depreciation) of investments .................       204,973         66,166           79,171        (929,749)
                                                    -----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................       448,652         50,831          738,177         367,531
                                                    -----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        42,658          9,357           57,727          29,256
  Transfers between funds including
   guaranteed interest account, net .............     7,743,610      2,922,247          723,641        (683,591)
  Transfers for contract benefits and
   terminations .................................      (634,159)      (142,909)      (1,349,891)       (919,427)
  Contract maintenance charges ..................        (9,792)        (6,521)         (22,356)        (25,855)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,142,317      2,782,174         (590,879)     (1,599,617)
                                                    -----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --           (221)              --        (128,769)
                                                    -----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............     7,590,969      2,832,784          147,298      (1,360,855)
Net Assets - Beginning of Period ................     3,044,708        211,924        8,919,461      10,280,316
                                                    -----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $10,635,677     $3,044,708    $   9,066,759   $   8,919,461
                                                    ===========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --              --
 Redeemed .......................................            --             --               --              --
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................            --             --               --              --
                                                    ===========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           798            428              272             198
 Redeemed .......................................          (120)          (144)            (346)           (388)
                                                    -----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           678            284              (74)           (190)
                                                    ===========     ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/FI Mid Cap               EQ/Franklin Income (a)
                                                  --------------------------------- -------------------------------
                                                        2007             2006             2007            2006
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,108)   $    1,303,263   $    409,157    $   22,356
 Net realized gain (loss) on investments ........     13,445,322         6,945,264        274,634         7,132
 Change in unrealized appreciation
  (depreciation) of investments .................     (7,467,692)         (804,489)    (1,009,429)       93,608
                                                   -------------    --------------   ------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      4,912,522         7,444,038       (325,638)      123,096
                                                   -------------    --------------   ------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        455,430           327,746        329,622        19,911
  Transfers between funds including
   guaranteed interest account, net .............     (6,901,443)       (6,529,668)    17,737,303     6,378,745
  Transfers for contract benefits and
   terminations .................................     (7,730,811)       (6,857,295)    (2,055,211)      (62,510)
  Contract maintenance charges ..................       (167,106)         (181,613)       (38,458)       (1,793)
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,343,930)      (13,240,830)    15,973,256     6,334,353
                                                   -------------    --------------   ------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --          (107,501)           590            (2)
                                                   -------------    --------------   ------------    ----------
Increase (Decrease) in Net Assets ...............     (9,431,408)       (5,904,293)    15,648,208     6,457,447
Net Assets - Beginning of Period ................     76,090,322        81,994,615      6,457,447            --
                                                   -------------    --------------   ------------    ----------
Net Assets - End of Period ......................  $  66,658,914    $   76,090,322   $ 22,105,655    $6,457,447
                                                   =============    ==============   ============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                --             --            --
 Redeemed .......................................             --                --             --            --
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................             --                --             --            --
                                                   =============    ==============   ============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            401               811          1,893           679
 Redeemed .......................................         (1,448)           (1,900)          (405)          (60)
                                                   -------------    --------------   ------------    ----------
 Net Increase (Decrease) ........................         (1,047)           (1,089)         1,488           619
                                                   =============    ==============   ============    ==========



                                                           EQ/Franklin            EQ/Franklin Templeton
                                                       Small Cap Value (a)        Founding Strategy (f)
                                                  -----------------------------   ---------------------
                                                       2007             2006              2007
                                                  --------------   ------------   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (10,220)       $  (206)        $   37,175
 Net realized gain (loss) on investments ........       (6,765)         1,551            (33,537)
 Change in unrealized appreciation
  (depreciation) of investments .................     (164,998)         5,994           (156,324)
                                                    ----------        -------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (181,983)         7,339           (152,686)
                                                    ----------        -------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,849          6,674          1,634,986
  Transfers between funds including
   guaranteed interest account, net .............    1,248,291        350,536          3,749,803
  Transfers for contract benefits and
   terminations .................................     (102,545)          (445)          (736,227)
  Contract maintenance charges ..................       (2,775)          (109)            (6,819)
                                                    ----------        -------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,160,820        356,656          4,641,743
                                                    ----------        -------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           31            (13)               174
                                                    ----------        -------         ----------
Increase (Decrease) in Net Assets ...............      978,868        363,982          4,489,231
Net Assets - Beginning of Period ................      363,982             --                 --
                                                    ----------        -------         ----------
Net Assets - End of Period ......................   $1,342,850        $363,982        $4,489,231
                                                    ==========        ========        ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                    ----------      --------        ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                    ==========      ========        ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          199           42                633
 Redeemed .......................................          (95)          (8)              (161)
                                                    ----------      ----------      ----------
 Net Increase (Decrease) ........................          104           34                472
                                                    ==========      =========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                EQ/GAMCO Small
                                                         and Acquisitions                 Company Value
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (63,247)   $  302,813    $   (200,480)   $      7,561
 Net realized gain (loss) on investments ........        932,685        77,026       1,706,178         832,948
 Change in unrealized appreciation
  (depreciation) of investments .................       (548,858)      397,486        (306,816)      1,107,627
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        320,580       777,325       1,198,882       1,948,136
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         16,565        36,560         217,062          85,383
  Transfers between funds including
   guaranteed interest account, net .............     (1,874,827)    2,877,690       9,459,472       2,597,487
  Transfers for contract benefits and
   terminations .................................       (401,189)     (211,170)     (2,150,843)     (1,016,200)
  Contract maintenance charges ..................        (32,017)      (21,714)        (49,192)        (30,127)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (2,291,468)    2,681,366       7,476,499       1,636,543
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --        (8,093)             --         (36,807)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (1,970,888)    3,450,598       8,675,381       3,547,872
Net Assets - Beginning of Period ................      9,125,250     5,674,652      14,559,245      11,011,373
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   7,154,362    $9,125,250    $ 23,234,626    $ 14,559,245
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            304           338             434             296
 Redeemed .......................................           (483)          (96)           (178)           (234)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................           (179)          242             256              62
                                                   =============    ==========    ============    ============



                                                     EQ/International Growth         EQ/JPMorgan Core Bond
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (41,359)    $   (2,880)   $  1,611,043    $  1,674,283
 Net realized gain (loss) on investments ........      743,582         91,912        (374,349)       (290,288)
 Change in unrealized appreciation
  (depreciation) of investments .................      (29,895)       237,333        (288,884)        132,667
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      672,328        326,365         947,810       1,516,662
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      108,437         37,497         249,638         184,251
  Transfers between funds including
   guaranteed interest account, net .............    4,859,874      1,819,919       2,947,050       5,807,526
  Transfers for contract benefits and
   terminations .................................     (471,820)      (143,996)     (7,431,466)     (6,848,561)
  Contract maintenance charges ..................      (14,640)        (2,986)       (139,544)       (145,973)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,481,851      1,710,434      (4,374,322)     (1,002,757)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (1,806)             --         (21,736)
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    5,154,179      2,034,993      (3,426,512)        492,169
Net Assets - Beginning of Period ................    2,652,086        617,093      59,759,446      59,267,277
                                                    ----------     ----------    ------------    ------------
Net Assets - End of Period ......................   $7,806,265     $2,652,086    $ 56,332,934    $ 59,759,446
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          472            208             659             213
 Redeemed .......................................         (180)           (76)           (961)           (284)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................          292            132            (302)            (71)
                                                    ==========     ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                   EQ/Legg Mason
                                                        Value Opportunities               Value Equity
                                                  ------------------------------- -----------------------------
                                                        2007            2006           2007           2006
                                                  --------------- --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (56,586)   $  1,013,836     $  (60,503)    $  (31,299)
 Net realized gain (loss) on investments ........     7,025,676       2,017,119        233,782          2,097
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,560,512)      3,111,521       (945,376)       224,402
                                                   ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (591,422)      6,142,476       (772,097)       195,200
                                                   ------------    ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       158,514         212,859         21,750          1,482
  Transfers between funds including
   guaranteed interest account, net .............    (2,409,905)       (745,699)     4,805,336      2,948,187
  Transfers for contract benefits and
   terminations .................................    (4,501,182)     (4,221,319)      (230,226)      (179,124)
  Contract maintenance charges ..................      (105,998)       (114,417)        (9,820)        (5,859)
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,858,571)     (4,868,576)     4,587,040      2,764,686
                                                   ------------    ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,424          57,686           (174)        (1,059)
                                                   ------------    ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............    (7,446,569)      1,331,586      3,814,769      2,958,827
Net Assets - Beginning of Period ................    37,448,960      36,117,374      3,610,231        651,404
                                                   ------------    ------------     ----------     ----------
Net Assets - End of Period ......................  $ 30,002,391    $ 37,448,960     $7,425,000     $3,610,231
                                                   ============    ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................            --              --             --             --
 Redeemed .......................................            --              --             --             --
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................            --              --             --             --
                                                   ============    ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           137           1,382            485            330
 Redeemed .......................................          (550)         (1,722)           (99)           (71)
                                                   ------------    ------------     ----------     ----------
 Net Increase (Decrease) ........................          (413)           (340)           386            259
                                                   ============    ============     ==========     ==========



                                                                                       EQ/Lord Abbett
                                                        EQ/Long Term Bond             Growth and Income
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  125,723     $   92,833     $  (22,094)    $    4,541
 Net realized gain (loss) on investments ........          674        (70,542)       391,080        114,963
 Change in unrealized appreciation
  (depreciation) of investments .................      186,906          7,727       (282,092)       235,372
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      313,303         30,018         86,894        354,876
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,167         22,704         13,137         26,316
  Transfers between funds including
   guaranteed interest account, net .............    1,346,813        717,426        (13,226)     3,757,644
  Transfers for contract benefits and
   terminations .................................     (538,409)      (221,274)      (604,940)      (234,848)
  Contract maintenance charges ..................      (11,563)        (9,089)        (9,911)        (4,382)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      816,008        509,767       (614,940)     3,544,730
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (15,203)            --         (3,422)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,129,311        524,582       (528,046)     3,896,184
Net Assets - Beginning of Period ................    3,795,044      3,270,462      4,673,184        777,000
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $4,924,355     $3,795,044     $4,145,138     $4,673,184
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15%Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          314            258            104            401
 Redeemed .......................................         (228)          (206)          (154)           (92)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           86             52            (50)           309
                                                    ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lord Abbett                 EQ/Lord Abbett
                                                         Large Cap Core                  Mid Cap Value
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (9,873)    $   (1,589)   $     (73,863)  $     (29,281)
 Net realized gain (loss) on investments ........      172,635         39,407        1,049,908         508,514
 Change in unrealized appreciation
  (depreciation) of investments .................      (47,782)        65,646       (1,210,970)        358,406
                                                    ----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................      114,980        103,464         (234,925)        837,639
                                                    ----------     ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,612          1,537           62,092          30,356
  Transfers between funds including
   guaranteed interest account, net .............      648,692        661,271        1,934,252        (353,858)
  Transfers for contract benefits and
   terminations .................................     (302,989)       (74,966)        (722,920)       (767,818)
  Contract maintenance charges ..................       (3,477)        (2,222)         (19,999)        (22,199)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      345,838        585,620        1,253,425      (1,113,519)
                                                    ----------     ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (2,959)              --         (21,721)
                                                    ----------     ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............      460,818        686,125        1,018,500        (297,601)
Net Assets - Beginning of Period ................    1,304,153        618,028        7,322,413       7,620,014
                                                    ----------     ----------    -------------   -------------
Net Assets - End of Period ......................   $1,764,971     $1,304,153    $   8,340,913   $   7,322,413
                                                    ==========     ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           92             84              383             595
 Redeemed .......................................          (65)           (31)            (294)           (685)
                                                    ----------     ----------    -------------   -------------
 Net Increase (Decrease) ........................           27             53               89             (90)
                                                    ==========     ==========    =============   =============



                                                          EQ/Marsico Focus                   EQ/Money Market
                                                  -------------------------------- -----------------------------------
                                                        2007             2006             2007              2006
                                                  ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (922,633)  $   (501,091)    $  3,839,511      $   3,589,418
 Net realized gain (loss) on investments ........      12,070,204      6,218,983         (100,420)          (250,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,687,707)      (434,922)         102,158            271,402
                                                   --------------   ------------     ------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................       8,459,864      5,282,970        3,841,249          3,610,333
                                                   --------------   ------------     ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         257,898        297,370        3,327,844          3,550,235
  Transfers between funds including
   guaranteed interest account, net .............       1,293,421      7,225,252       52,675,711         46,462,258
  Transfers for contract benefits and
   terminations .................................     (10,208,713)    (7,527,960)     (56,911,292)       (51,173,746)
  Contract maintenance charges ..................        (191,129)      (186,296)        (253,910)          (260,146)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (8,848,523)      (191,634)      (1,161,647)        (1,421,399)
                                                   --------------   ------------     ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......              --        (33,466)            (825)           (56,791)
                                                   --------------   ------------     ------------      -------------
Increase (Decrease) in Net Assets ...............        (388,659)     5,057,870        2,678,777          2,132,143
Net Assets - Beginning of Period ................      73,392,571     68,334,701      119,207,021        117,074,878
                                                   --------------   ------------     ------------      -------------
Net Assets - End of Period ......................  $   73,003,912   $ 73,392,571     $121,885,798      $ 119,207,021
                                                   ==============   ============     ============      =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              569                447
 Redeemed .......................................              --             --             (572)              (423)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................              --             --               (3)                24
                                                   ==============   ============     ============      =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             494          1,408            6,067              7,996
 Redeemed .......................................          (1,011)        (1,421)          (6,093)            (8,071)
                                                   --------------   ------------     ------------      -------------
 Net Increase (Decrease) ........................            (517)           (13)             (26)               (75)
                                                   ==============   ============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Montag
                                                        & Caldwell Growth           EQ/Mutual Shares (a)
                                                  ----------------------------- -----------------------------
                                                       2007           2006           2007           2006
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,310)    $  (15,603)    $  (78,236)    $   (1,648)
 Net realized gain (loss) on investments ........       81,005         28,526         72,680          3,317
 Change in unrealized appreciation
  (depreciation) of investments .................      230,785         72,687       (271,204)        48,668
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      291,480         85,610       (276,760)        50,337
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       11,470            374        207,306            533
  Transfers between funds including
   guaranteed interest account, net .............    1,679,763        (49,259)     6,166,416      1,489,832
  Transfers for contract benefits and
   terminations .................................     (113,483)       (40,558)      (324,348)       (34,622)
  Contract maintenance charges ..................       (3,577)        (3,961)       (11,932)          (394)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,574,173        (93,404)     6,037,442      1,455,349
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --        (10,674)           180            (12)
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    1,865,653        (18,468)     5,760,862      1,505,674
Net Assets - Beginning of Period ................    1,363,595      1,382,063      1,505,674             --
                                                    ----------     ----------     ----------     ----------
Net Assets - End of Period ......................   $3,229,248     $1,363,595     $7,266,536     $1,505,674
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          353             67            620            152
 Redeemed .......................................          (77)           (87)           (83)           (11)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          276            (20)           537            141
                                                    ==========     ==========     ==========     ==========



                                                                                        EQ/Oppenheimer
                                                          EQ/Oppenheimer                 Main Street
                                                            Global (a)                 Opportunity (a)
                                                  ------------------------------ ----------------------------
                                                       2007            2006           2007          2006
                                                  -------------- --------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (20,356)     $   (946)     $     (5,807)    $    971
 Net realized gain (loss) on investments ........       80,562         1,554            56,381        1,479
 Change in unrealized appreciation
  (depreciation) of investments .................      (62,744)       17,249           (54,223)       7,408
                                                    ----------      --------       -----------     --------
 Net increase (decrease) in net assets from
  operations ....................................       (2,538)       17,857            (3,649)       9,858
                                                    ----------      --------       -----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       13,478         2,211               942           80
  Transfers between funds including
   guaranteed interest account, net .............    2,308,218       500,647           539,772      313,723
  Transfers for contract benefits and
   terminations .................................     (108,552)       (1,172)         (100,230)      (1,438)
  Contract maintenance charges ..................       (4,748)         (167)           (2,405)        (344)
                                                    ----------      --------       -----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,208,396       501,519           438,079      312,021
                                                    ----------      --------       -----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           71            (3)               --         (15)
                                                    ----------      --------       -----------     --------
Increase (Decrease) in Net Assets ...............    2,205,929       519,373           434,430      321,864
Net Assets - Beginning of Period ................      519,373            --           321,864           --
                                                    ----------      --------       -----------     --------
Net Assets - End of Period ......................   $2,725,302      $519,373       $   756,294     $321,864
                                                    ==========      ========       ===========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --            --                --           --
 Redeemed .......................................           --            --                --           --
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................           --            --                --           --
                                                    ==========      ========       ===========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          236            52                66           38
 Redeemed .......................................          (47)           (5)              (27)          (9)
                                                    ----------      --------       -----------     --------
 Net Increase (Decrease) ........................          189            47                39           29
                                                    ==========      ========       ===========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Oppenheimer
                                                           Main Street                      EQ/PIMCO
                                                          Small Cap (a)                    Real Return
                                                  ------------------------------ -------------------------------
                                                       2007            2006            2007            2006
                                                  -------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (12,821)     $     439     $    213,742    $    284,275
 Net realized gain (loss) on investments ........       26,612            444          101,558         (73,146)
 Change in unrealized appreciation
  (depreciation) of investments .................      (89,406)         5,321          882,798        (306,504)
                                                    ----------      ---------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      (75,615)         6,204        1,198,098         (95,375)
                                                    ----------      ---------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       48,000            241          105,012          23,002
  Transfers between funds including
   guaranteed interest account, net .............      705,963        393,593        5,910,037       4,022,227
  Transfers for contract benefits and
   terminations .................................      (28,820)         (418)       (1,660,335)     (1,160,471)
  Contract maintenance charges ..................       (1,311)            --          (33,315)        (23,151)
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      723,832        393,416        4,321,399       2,861,607
                                                    ----------      ---------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --             (1)              --         (21,714)
                                                    ----------      ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............      648,217        399,619        5,519,497       2,744,518
Net Assets - Beginning of Period ................      399,619             --       10,531,911       7,787,393
                                                    ----------      ---------     ------------    ------------
Net Assets - End of Period ......................   $1,047,836      $ 399,619     $ 16,051,408    $ 10,531,911
                                                    ==========      =========     ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========      =========     ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84             38              877             778
 Redeemed .......................................          (22)            (2)            (462)           (488)
                                                    ----------      ---------     ------------    ------------
 Net Increase (Decrease) ........................           62             36              415             290
                                                    ==========      =========     ============    ============



                                                             EQ/Short                       EQ/Small
                                                          Duration Bond                   Company Index
                                                  ------------------------------ -------------------------------
                                                        2007           2006            2007            2006
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     128,372    $   97,405    $    (76,756)   $    (69,735)
 Net realized gain (loss) on investments ........         49,217        91,685       5,449,588       3,913,547
 Change in unrealized appreciation
  (depreciation) of investments .................         14,575       (36,507)     (6,290,417)      1,366,382
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................        192,164       152,583        (917,585)      5,210,194
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         60,638        38,078         244,297         109,506
  Transfers between funds including
   guaranteed interest account, net .............        760,594     3,372,770      (2,401,635)      1,095,967
  Transfers for contract benefits and
   terminations .................................     (1,206,052)     (691,489)     (3,976,376)     (4,152,473)
  Contract maintenance charges ..................         (9,921)       (7,018)        (96,789)        (97,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (394,741)    2,712,341      (6,230,503)     (3,044,936)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --       (13,352)             --         (97,539)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............       (202,577)    2,851,572      (7,148,088)      2,067,719
Net Assets - Beginning of Period ................      5,153,903     2,302,331      36,560,036      34,492,317
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,951,326    $5,153,903    $ 29,411,948    $ 36,560,036
                                                   =============    ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            322           837             211             528
 Redeemed .......................................           (358)         (562)           (573)           (724)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            (36)          275            (362)           (196)
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/T. Rowe Price                EQ/Templeton
                                                         Growth Stock (c)                 Growth (a)
                                                  ------------------------------ -----------------------------
                                                        2007           2006           2007           2006
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (131,732)    $  (26,342)    $  (35,602)    $   (1,275)
 Net realized gain (loss) on investments ........     1,442,786         69,881         87,351          4,976
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,699,319)      (159,808)      (133,785)        34,707
                                                   ------------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      (388,265)      (116,269)       (82,036)        38,408
                                                   ------------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,933         29,006        170,012           (127)
  Transfers between funds including
   guaranteed interest account, net .............    17,343,503        (34,857)     3,590,598      1,567,807
  Transfers for contract benefits and
   terminations .................................      (965,749)      (187,434)      (247,523)       (12,379)
  Contract maintenance charges ..................       (19,373)        (5,458)        (9,353)          (370)
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    16,425,314       (198,743)     3,503,734      1,554,931
                                                   ------------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        29,641        (18,556)           113            (26)
                                                   ------------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    16,066,690       (333,568)     3,421,811      1,593,313
Net Assets - Beginning of Period ................     1,628,067      1,961,635      1,593,313             --
                                                   ------------     ----------     ----------     ----------
Net Assets - End of Period ......................  $ 17,694,757     $1,628,067     $5,015,124     $1,593,313
                                                   ============     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --             --             --
 Redeemed .......................................            --             --             --             --
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            --             --             --             --
                                                   ============     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,124             44            495            173
 Redeemed .......................................          (186)           (57)          (180)           (25)
                                                   ------------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           938            (13)           315            148
                                                   ============     ==========     ==========     ==========



                                                             EQ/UBS                      EQ/Van Kampen
                                                        Growth and Income                  Comstock
                                                  ----------------------------- -------------------------------
                                                       2007           2006            2007            2006
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (27,300)    $  (15,991)   $     (30,891)   $   163,976
 Net realized gain (loss) on investments ........      298,208         84,515        1,701,513        201,067
 Change in unrealized appreciation
  (depreciation) of investments .................     (268,254)       281,892       (1,589,997)       968,231
                                                    ----------     ----------    -------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        2,654        350,416           80,625      1,333,274
                                                    ----------     ----------    -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       46,441          4,004           21,641        259,675
  Transfers between funds including
   guaranteed interest account, net .............      235,729      1,364,806       (5,203,230)     4,388,901
  Transfers for contract benefits and
   terminations .................................     (671,495)      (233,323)      (1,709,307)      (938,485)
  Contract maintenance charges ..................      (10,846)        (7,671)         (37,069)       (33,062)
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (400,171)     1,127,816       (6,927,965)     3,677,029
                                                    ----------     ----------    -------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           --         (9,817)              --        (17,947)
                                                    ----------     ----------    -------------    -----------
Increase (Decrease) in Net Assets ...............     (397,517)     1,468,415       (6,847,340)     4,992,356
Net Assets - Beginning of Period ................    3,536,610      2,068,195       12,476,856      7,484,500
                                                    ----------     ----------    -------------    -----------
Net Assets - End of Period ......................   $3,139,093     $3,536,610    $   5,629,516    $12,476,856
                                                    ==========     ==========    =============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ==========     ==========    =============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          231            343              262            517
 Redeemed .......................................         (292)          (147)            (812)          (190)
                                                    ----------     ----------    -------------    -----------
 Net Increase (Decrease) ........................          (61)           196             (550)           327
                                                    ==========     ==========    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                   EQ/Van Kampen
                                                       Emerging Markets Equity             Mid Cap Growth
                                                  --------------------------------- -----------------------------
                                                        2007             2006            2007           2006
                                                  ---------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,652,049)    $   (931,411)    $  (45,214)    $  (32,901)
 Net realized gain (loss) on investments ........     46,179,689       22,512,438        652,774        138,569
 Change in unrealized appreciation
  (depreciation) of investments .................     (6,078,957)       5,820,662         43,373        (26,737)
                                                   -------------     ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     38,448,683       27,401,689        650,933         78,931
                                                   -------------     ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        526,389          462,058         85,732         17,430
  Transfers between funds including
   guaranteed interest account, net .............      1,163,300        6,590,006      5,819,606        778,139
  Transfers for contract benefits and
   terminations .................................    (13,567,931)      (8,241,522)      (629,594)      (322,098)
  Contract maintenance charges ..................       (294,127)        (240,882)       (12,349)        (8,393)
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (12,172,369)      (1,430,340)     5,263,395        465,078
                                                   -------------     ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......             --         (205,468)            --         (8,144)
                                                   -------------     ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............     26,276,314       25,765,881      5,914,328        535,865
Net Assets - Beginning of Period ................    105,933,906       80,168,025      2,609,973      2,074,108
                                                   -------------     ------------     ----------     ----------
Net Assets - End of Period ......................  $ 132,210,220     $105,933,906     $8,524,301     $2,609,973
                                                   =============     ============     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --             --             --
 Redeemed .......................................             --               --             --             --
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................             --               --             --             --
                                                   =============     ============     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,402            2,631            463            305
 Redeemed .......................................         (2,017)          (2,746)          (129)          (277)
                                                   -------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................           (615)            (115)           334             28
                                                   =============     ============     ==========     ==========



                                                            MarketPLUS                      MarketPLUS
                                                        International Core                Large Cap Core
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (207,569)   $     12,016    $    (43,310)   $    (85,463)
 Net realized gain (loss) on investments ........     7,090,889       3,602,537       2,931,302         345,705
 Change in unrealized appreciation
  (depreciation) of investments .................    (3,566,296)        147,272      (2,540,625)      1,137,183
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     3,317,024       3,761,825         347,367       1,397,425
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,859          71,906          64,803          80,222
  Transfers between funds including
   guaranteed interest account, net .............       885,642       1,793,949      (1,051,690)     (1,361,206)
  Transfers for contract benefits and
   terminations .................................    (2,899,270)     (2,047,150)     (1,896,621)     (1,455,335)
  Contract maintenance charges ..................       (65,055)        (66,540)        (26,245)        (33,301)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,036,824)       (247,835)     (2,909,753)     (2,769,620)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (125,628)             --        (166,564)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     1,280,200       3,388,362      (2,562,386)     (1,538,759)
Net Assets - Beginning of Period ................    24,235,694      20,847,332      12,688,781      14,227,540
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 25,515,894    $ 24,235,694    $ 10,126,395    $ 12,688,781
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           298             641              62              98
 Redeemed .......................................          (428)           (652)           (328)           (382)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (130)            (11)           (266)           (284)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MarketPLUS                        MarketPLUS
                                                          Large Cap Growth                    Mid Cap Value
                                                  --------------------------------- ---------------------------------
                                                        2007             2006             2007             2006
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (914,408)  $  (1,302,557)   $    (696,158)   $  (1,732,784)
 Net realized gain (loss) on investments ........      (8,098,352)    (12,020,318)      36,207,081       19,483,232
 Change in unrealized appreciation
  (depreciation) of investments .................      20,263,265      18,858,380      (37,752,262)      (2,138,466)
                                                   --------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      11,250,505       5,535,505       (2,241,339)      15,611,982
                                                   --------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         676,364         642,075          459,952          796,406
  Transfers between funds including
   guaranteed interest account, net .............      (3,453,046)     (9,538,568)     (16,558,515)     (10,886,111)
  Transfers for contract benefits and
   terminations .................................     (11,666,587)    (10,633,070)     (15,301,868)     (14,957,029)
  Contract maintenance charges ..................        (264,393)       (307,214)        (361,305)        (408,818)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,707,662)    (19,836,777)     (31,761,736)     (25,455,552)
                                                   --------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (7,407)       (230,423)              --         (115,415)
                                                   --------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............      (3,464,564)    (14,531,695)     (34,003,075)      (9,958,985)
Net Assets - Beginning of Period ................      88,504,108     103,035,803      148,272,066      158,231,051
                                                   --------------   -------------    -------------    -------------
Net Assets - End of Period ......................  $   85,039,545   $  88,504,108    $ 114,268,991    $ 148,272,066
                                                   ==============   =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --              --               --               --
 Redeemed .......................................              --              --               --               --
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................              --              --               --               --
                                                   ==============   =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             348             558              124              840
 Redeemed .......................................          (1,274)         (1,941)          (1,864)          (2,394)
                                                   --------------   -------------    -------------    -------------
 Net Increase (Decrease) ........................            (926)         (1,383)          (1,740)          (1,554)
                                                   ==============   =============    =============    =============



                                                            Multimanager                    Multimanager
                                                         Aggressive Equity                    Core Bond
                                                  -------------------------------- -------------------------------
                                                        2007             2006            2007            2006
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (549,833)  $   (599,825)   $    973,595    $  1,124,216
 Net realized gain (loss) on investments ........        (272,959)    (1,914,810)       (331,138)       (319,601)
 Change in unrealized appreciation
  (depreciation) of investments .................       5,110,031      4,159,610       1,023,110          92,744
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       4,287,239      1,644,975       1,665,567         897,359
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         175,306        390,851         177,231         174,300
  Transfers between funds including
   guaranteed interest account, net .............      (4,244,923)    (4,533,349)        218,381      (2,012,818)
  Transfers for contract benefits and
   terminations .................................      (5,884,666)    (5,386,547)     (5,392,191)     (5,267,785)
  Contract maintenance charges ..................        (174,628)      (201,180)        (80,459)        (96,683)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,128,911)    (9,730,225)     (5,077,038)     (7,202,986)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (1,387)       (40,900)             --         (26,225)
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (5,843,059)    (8,126,150)     (3,411,471)     (6,331,852)
Net Assets - Beginning of Period ................      46,523,466     54,649,616      39,742,412      46,074,264
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period ......................  $   40,680,407   $ 46,523,466    $ 36,330,941    $ 39,742,412
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................               2              5              --              --
 Redeemed .......................................             (43)           (48)             --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................             (41)           (43)             --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              16             51             462             752
 Redeemed .......................................            (133)          (175)           (904)         (1,393)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (117)          (124)           (442)           (641)
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                            Health Care                      High Yield
                                                  ------------------------------- ---------------------------------
                                                        2007            2006            2007             2006
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (193,135)   $    (66,990)   $    4,551,398   $    4,615,560
 Net realized gain (loss) on investments ........     1,367,243         926,098        (1,166,906)      (1,490,273)
 Change in unrealized appreciation
  (depreciation) of investments .................      (186,666)       (322,035)       (1,849,716)       4,235,801
                                                   ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................       987,442         537,073         1,534,776        7,361,088
                                                   ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        41,691          43,369           486,104          436,219
  Transfers between funds including
   guaranteed interest account, net .............    (1,474,232)     (1,010,292)       (4,657,273)      (4,973,344)
  Transfers for contract benefits and
   terminations .................................    (1,857,105)     (1,393,394)      (10,755,360)     (11,582,983)
  Contract maintenance charges ..................       (36,124)        (43,873)         (212,108)        (241,230)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,325,770)     (2,404,190)      (15,138,637)     (16,361,338)
                                                   ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (105,195)           (1,216)          28,312
                                                   ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (2,338,328)     (1,972,312)      (13,605,077)      (8,971,938)
Net Assets - Beginning of Period ................    14,626,365      16,598,677        88,811,096       97,783,034
                                                   ------------    ------------    --------------   --------------
Net Assets - End of Period ......................  $ 12,288,037    $ 14,626,365    $   75,206,019   $   88,811,096
                                                   ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                64               35
 Redeemed .......................................            --              --               (81)             (52)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................            --              --               (17)             (17)
                                                   ============    ============    ==============   ==============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           128             295               175              565
 Redeemed .......................................          (393)           (501)             (621)          (1,083)
                                                   ------------    ------------    --------------   --------------
 Net Increase (Decrease) ........................          (265)           (206)             (446)            (518)
                                                   ============    ============    ==============   ==============



                                                                                           Multimanager
                                                           Multimanager                      Large Cap
                                                       International Equity                 Core Equity
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (243,269)   $    176,632    $     (66,822)  $     (52,790)
 Net realized gain (loss) on investments ........     4,954,635       4,166,842        1,426,319         880,741
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,484,569)      1,301,334       (1,000,895)        226,064
                                                   ------------    ------------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     3,226,797       5,644,808          358,602       1,054,015
                                                   ------------    ------------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       184,561         129,341           36,227          17,079
  Transfers between funds including
   guaranteed interest account, net .............    (1,341,866)      4,773,797         (185,981)       (589,562)
  Transfers for contract benefits and
   terminations .................................    (3,237,381)     (2,275,598)      (1,060,109)       (926,783)
  Contract maintenance charges ..................       (73,382)        (64,772)         (18,633)        (20,129)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (4,468,068)      2,562,768       (1,228,496)     (1,519,395)
                                                   ------------    ------------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (77,830)              --         (73,629)
                                                   ------------    ------------    -------------   -------------
Increase (Decrease) in Net Assets ...............    (1,241,271)      8,129,746         (869,894)       (539,009)
Net Assets - Beginning of Period ................    30,206,742      22,076,996        9,024,220       9,563,229
                                                   ------------    ------------    -------------   -------------
Net Assets - End of Period ......................  $ 28,965,471    $ 30,206,742    $   8,154,326   $   9,024,220
                                                   ============    ============    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --              --
 Redeemed .......................................            --              --               --              --
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................            --              --               --              --
                                                   ============    ============    =============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           283             957              109             108
 Redeemed .......................................          (523)           (779)            (205)           (241)
                                                   ------------    ------------    -------------   -------------
 Net Increase (Decrease) ........................          (240)            178              (96)           (133)
                                                   ============    ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                    Multimanager
                                                         Large Cap Growth                 Large Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (187,294)   $   (215,182)   $    (95,214)   $    281,547
 Net realized gain (loss) on investments ........     2,378,118       1,931,766       4,038,986       2,361,432
 Change in unrealized appreciation
  (depreciation) of investments .................      (978,018)     (1,972,979)     (3,367,583)      1,243,955
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,212,806        (256,395)        576,189       3,886,934
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        55,962          66,720          38,863          89,380
  Transfers between funds including
   guaranteed interest account, net .............    (1,703,901)         80,825       1,662,951       2,203,081
  Transfers for contract benefits and
   terminations .................................    (1,990,200)     (1,955,753)     (4,093,516)     (2,668,829)
  Contract maintenance charges ..................       (29,650)        (36,759)        (60,664)        (62,152)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,667,789)     (1,844,967)     (2,452,366)       (438,520)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --        (101,005)             --         (87,206)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,454,983)     (2,202,367)     (1,876,177)      3,361,208
Net Assets - Beginning of Period ................    14,221,275      16,423,642      25,580,139      22,218,931
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 11,766,292    $ 14,221,275    $ 23,703,962    $ 25,580,139
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           124             396             397             851
 Redeemed .......................................          (487)           (593)           (564)           (884)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (363)           (197)           (167)            (33)
                                                   ============    ============    ============    ============



                                                           Multimanager                    Multimanager
                                                          Mid Cap Growth                   Mid Cap Value
                                                  ------------------------------- -------------------------------
                                                        2007            2006            2007            2006
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (309,605)   $   (222,729)   $   (359,855)   $     51,686
 Net realized gain (loss) on investments ........     3,321,551       4,046,415       1,121,770       2,956,406
 Change in unrealized appreciation
  (depreciation) of investments .................      (877,377)     (2,060,447)       (587,830)        215,129
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,134,569       1,763,239         174,085       3,223,221
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        66,650          52,368         104,205          29,279
  Transfers between funds including
   guaranteed interest account, net .............    (1,027,442)     (1,403,702)     (5,052,611)       (651,837)
  Transfers for contract benefits and
   terminations .................................    (2,620,428)     (2,495,410)     (3,175,499)     (2,289,804)
  Contract maintenance charges ..................       (50,140)        (59,533)        (59,436)        (63,878)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,631,360)     (3,906,277)     (8,183,341)     (2,976,240)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --         (73,677)             --         (43,864)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (1,496,791)     (2,216,715)     (8,009,256)        203,117
Net Assets - Beginning of Period ................    21,974,731      24,191,446      26,785,652      26,582,535
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 20,477,940    $ 21,974,731    $ 18,776,396    $ 26,785,652
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           257             378             195             489
 Redeemed .......................................          (570)           (754)           (754)           (722)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (313)           (376)           (559)           (233)
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                            Multimanager
                                                       Small Cap Growth (d)                      Small Cap Value
                                                  ------------------------------         --------------------------------
                                                        2007           2006                    2007             2006
                                                  --------------- --------------         ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (130,674)    $    4,901            $     (433,440)  $  1,705,013
 Net realized gain (loss) on investments ........     1,065,090        210,658                 2,351,466      5,629,092
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,321,377)      (288,875)               (5,565,202)    (1,221,932)
                                                   ------------     ----------            --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................      (386,961)       (73,316)               (3,647,176)     6,112,173
                                                   ------------     ----------            --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        47,792         36,941                   117,915        181,896
  Transfers between funds including
   guaranteed interest account, net .............     5,619,159      3,369,341                (7,371,753)    (3,794,909)
  Transfers for contract benefits and
   terminations .................................    (1,281,669)      (447,786)               (4,698,108)    (4,732,922)
  Contract maintenance charges ..................       (22,096)       (14,904)                  (93,439)      (118,728)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,363,186      2,943,592               (12,045,385)    (8,464,663)
                                                   ------------     ----------            --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,402        (22,204)                       --        (16,298)
                                                   ------------     ----------            --------------   ------------
Increase (Decrease) in Net Assets ...............     3,979,627      2,848,072               (15,692,561)    (2,368,788)
Net Assets - Beginning of Period ................     6,423,401      3,575,329                43,974,127     46,342,915
                                                   ------------     ----------            --------------   ------------
Net Assets - End of Period ......................  $ 10,403,028     $6,423,401            $   28,281,566   $ 43,974,127
                                                   ============     ==========            ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                        --             --
 Redeemed .......................................            --             --                        --             --
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................            --             --                        --             --
                                                   ============     ==========            ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057          1,062                        83            557
 Redeemed .......................................          (628)          (769)                     (705)        (1,021)
                                                   ------------     ----------            --------------   ------------
 Net Increase (Decrease) ........................           429            293                      (622)          (464)
                                                   ============     ==========            ==============   ============



                                                           Multimanager
                                                            Technology
                                                  ------------------------------
                                                        2007           2006
                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (525,337)   $   (594,228)
 Net realized gain (loss) on investments ........     3,743,427       3,246,678
 Change in unrealized appreciation
  (depreciation) of investments .................     1,909,898        (628,804)
                                                   ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     5,127,988       2,023,646
                                                   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       298,204         261,017
  Transfers between funds including
   guaranteed interest account, net .............    (1,887,650)     (5,117,480)
  Transfers for contract benefits and
   terminations .................................    (3,886,340)     (3,119,976)
  Contract maintenance charges ..................       (82,841)        (91,629)
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (5,558,627)     (8,068,068)
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            --          (2,485)
                                                   ------------    ------------
Increase (Decrease) in Net Assets ...............      (430,639)     (6,046,907)
Net Assets - Beginning of Period ................    36,427,860      42,474,767
                                                   ------------    ------------
Net Assets - End of Period ......................  $ 35,997,221    $ 36,427,860
                                                   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --
 Redeemed .......................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease) ........................            --              --
                                                   ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           554             967
 Redeemed .......................................        (1,079)         (1,770)
                                                   ------------    ------------
 Net Increase (Decrease) ........................          (525)           (803)
                                                   ============    ============

-------
(a) Commenced operations on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernsetin Growth and Income on August 17, 2007.
(f) Commenced operations on May 29, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2007


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 71 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation ll
o EQ/BlackRock Basic Value Equity(4)
o EQ/BlackRock International Value(10)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(9)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o MarketPLUS International Core(2)
o MarketPLUS Large Cap Core(6)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(3)
o Multimanager Aggressive Equity(1)
o Multimanager Core Bond(1)
o Multimanager Health Care(1)
o Multimanager High Yield(1)
o Multimanager International Equity(1)
o Multimanager Large Cap Core Equity(1)
o Multimanager Large Cap Growth(1)
o Multimanager Large Cap Value(1)
o Multimanager Mid Cap Growth(1)
o Multimanager Mid Cap Value(1)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(7)
o Multimanager Technology(1)
----------------------
 (1) Formerly known as AXA Premier VIP
 (2) Formerly known as EQ/Capital Guardian International
 (3) Formerly known as EQ/FI Mid Cap Value
 (4) Formerly known as EQ/Mercury Basic Value Equity
 (5) Formerly known as EQ/MFS Emerging Growth Companies
 (6) Formerly known as EQ/MFS Investors Trust
 (7) Formerly known as EQ/Small Cap Value
 (8) Formerly known as EQ/Small Company Growth
 (9) Formerly known as EQ/TCW Equity
(10) Formerly known as EQ/Mercury International Value

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. AXA Equitable does not anticipate any impact to the net assets of the account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


2.  Significant Accounting Policies (Concluded)

    Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                        Purchases          Sales
                                                     --------------   --------------
AXA Aggressive Allocation ........................    $ 17,900,596     $ 10,486,210
AXA Conservative Allocation ......................      16,394,772       10,082,193
AXA Conservative-Plus Allocation .................      17,401,097        7,662,165
AXA Moderate Allocation ..........................      45,616,778       67,075,061
AXA Moderate-Plus Allocation .....................      70,422,152       23,206,461
EQ/AllianceBernstein Common Stock ................       7,847,384      123,221,100
EQ/AllianceBernstein Intermediate Government
Securities .......................................       9,303,951       27,878,490
EQ/AllianceBernstein International ...............      27,864,975       39,119,568
EQ/AllianceBernstein Large Cap Growth ............       2,405,129       21,618,328
EQ/AllianceBernstein Quality Bond ................       3,814,153        6,169,485
EQ/AllianceBernstein Small Cap Growth ............      16,978,082       28,118,784
EQ/AllianceBernstein Value .......................     383,287,911      105,400,042
EQ/Ariel Appreciation ll .........................       1,020,869          658,131
EQ/BlackRock Basic Value Equity ..................      15,498,146       34,008,081
EQ/BlackRock International Value .................      18,880,254       22,293,067
EQ/Boston Advisors Equity Income .................       3,197,494        6,513,765
EQ/Calvert Socially Responsible ..................         354,021          366,680
EQ/Capital Guardian Growth .......................       6,386,224        1,436,666
EQ/Capital Guardian Research .....................      34,844,529       22,392,126
EQ/Caywood-Scholl High Yield Bond ................       4,843,473        3,887,821
EQ/Davis New York Venture ........................       5,323,656          966,994
EQ/Equity 500 Index ..............................      12,023,364       36,457,143
EQ/Evergreen International Bond ..................       8,602,163        1,289,111
EQ/Evergreen Omega ...............................       3,146,595        3,400,230
EQ/FI Mid Cap ....................................      14,671,563       20,846,382
EQ/Franklin Income ...............................      21,006,003        4,570,212
EQ/Franklin Small Cap Value ......................       2,210,804        1,055,784
EQ/Franklin Templeton Founding Strategy ..........       6,254,994        1,575,842
EQ/GAMCO Mergers and Acquisitions ................       4,014,928        6,055,305
EQ/GAMCO Small Company Value .....................      13,679,955        5,580,940
EQ/International Growth ..........................       7,577,136        2,871,280
EQ/JPMorgan Core Bond ............................      11,880,639       14,643,917
EQ/JPMorgan Value Opportunities ..................       7,424,137        9,581,933
EQ/Legg Mason Value Equity .......................       5,851,863        1,169,601
EQ/Long Term Bond ................................       3,334,316        2,392,584
EQ/Lord Abbett Growth and Income .................       1,522,863        1,997,318
EQ/Lord Abbett Large Cap Core ....................       1,226,221          830,479
EQ/Lord Abbett Mid Cap Value .....................       5,672,738        3,915,861
EQ/Marsico Focus .................................      14,556,901       18,535,667
EQ/Money Market ..................................     209,130,466      206,484,006
EQ/Montag & Caldwell Growth ......................       1,986,691          432,829

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                     Purchases         Sales
                                                   -------------   -------------
EQ/Mutual Shares ...............................    $ 6,940,654     $   980,738
EQ/Oppenheimer Global ..........................      2,796,899         582,951
EQ/Oppenheimer Main Street Opportunity .........        781,992         315,787
EQ/Oppenheimer Main Street Small Cap ...........        991,473         262,890
EQ/PIMCO Real Return ...........................      9,571,101       4,898,234
EQ/Short Duration Bond .........................      3,528,709       3,795,078
EQ/Small Company Index .........................      6,329,283      10,407,336
EQ/T. Rowe Price Growth Stock ..................     16,422,235       3,067,919
EQ/Templeton Growth ............................      5,526,531       2,044,436
EQ/UBS Growth and Income .......................      1,511,073       1,938,544
EQ/Van Kampen Comstock .........................      3,524,825      10,268,889
EQ/Van Kampen Emerging Markets Equity ..........     54,563,896      45,285,368
EQ/Van Kampen Mid Cap Growth ...................      7,594,178       2,007,316
MarketPLUS International Core ..................      9,684,840       7,009,953
MarketPLUS Large Cap Core ......................      2,933,469       3,745,646
MarketPLUS Large Cap Growth ....................      6,191,981      21,815,676
MarketPLUS Mid Cap Value .......................     33,408,677      36,071,914
Multimanager Aggressive Equity .................      1,220,105      11,900,236
Multimanager Core Bond .........................      6,876,250      10,979,693
Multimanager Health Care .......................      2,581,789       5,145,991
Multimanager High Yield ........................     13,741,967      24,330,422
Multimanager International Equity ..............      6,804,108       9,856,774
Multimanager Large Cap Core Equity .............      1,985,345       2,728,989
Multimanager Large Cap Growth ..................      2,592,910       5,096,353
Multimanager Large Cap Value ...................      8,610,998       8,744,395
Multimanager Mid Cap Growth ....................      5,132,159       7,025,227
Multimanager Mid Cap Value .....................      4,563,992      11,397,564
Multimanager Small Cap Growth ..................     10,305,827       5,916,950
Multimanager Small Cap Value ...................      4,359,562      14,185,075
Multimanager Technology ........................      6,652,146      12,736,110

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

    AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


4.  Expenses and Related Party Transactions (Concluded)

    indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5.  Substitutions/Reorganizations

    Substitution transaction that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------------------------
August 17,2007                   Removed Portfolio                     Surviving Portfolio

                                 EQ/AllianceBernstein Growth
                                 and Income                            EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,855,801                             2,651,175
Shares -- Class B                  16,162,705                            27,732,184
Value -- Class A                 $      19.34                          $      16.30
Value -- Class B                 $      19.21                          $      16.27
Net Assets before merger         $346,376,754                          $148,040,033
Net Assets after merger                    --                          $494,416,787
--------------------------------------------------------------------------------------------------
July 6, 2007                     EQ/Capital Guardian U.S. Equity       EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,908,026                             6,414,739
Value -- Class B                 $      12.05                          $      15.08
Net Assets before merger         $ 35,041,713                          $ 61,692,551
Net Assets after merger                    --                          $ 96,734,264
--------------------------------------------------------------------------------------------------
                                 EQ/Janus Large Cap Growth             EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------
Shares -- Class B                   2,252,409                               811,802
Value -- Class B                 $       7.62                          $      23.21
Net Assets before merger         $ 17,163,357                          $  1,678,567
Net Assets after merger                    --                          $ 18,841,924
--------------------------------------------------------------------------------------------------
                                 EQ/Wells Fargo Montgomery             EQ/Multimanager Small
                                 Small Cap                             Cap Growth
--------------------------------------------------------------------------------------------------
Shares -- Class B                     527,326                             1,323,570
Value -- Class B                 $      14.94                          $      10.65
Net Assets before merger         $  7,878,250                          $  6,217,771
Net Assets after merger                    --                          $ 14,096,021
--------------------------------------------------------------------------------------------------


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                      -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ...............................   0.50%           --               --             0.50%       0.50%
Income Manager ....................................   0.90%           0.25%            --             1.15%       1.15%
Accumulator .......................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued on, or after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ...................   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued on, or after
  August 13, 2001 ........................... .....   1.10%           0.25%            0.35%          1.70%       1.70%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                            When charge
Charges                                     is deducted                    Amount deducted                    How deducted
-------------------------------    ----------------------------    ------------------------------------  -----------------------
Charges for state premium and      At time of transaction          Varies by state.                      Applied to an annuity
other applicable taxes                                                                                   payout option

Charge for Trust expenses          Daily                           Vary by portfolio                     Unit value

Annual Administrative charge       Annually on each                Depending on account value a          Unit liquidation from
                                   contract date anniversary.      charge of $30 or Years 1 to 2         account value
                                                                   lesser of $30 or 2% of account
                                                                   value

Variable Immediate Annuity         At time of transaction          $350 annuity administrative fee       Unit liquidation from
payout option                                                                                            account value
administrative fee

Withdrawal charge                  At time of transaction          Low -- During the first seven         Unit liquidation from
                                                                   contract years, a charge is           account value
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at 7%
                                                                   and declines by 1% each year.
                                                                   High -- During the first nine
                                                                   contract years, a charge is
                                                                   deducted from amounts withdrawn
                                                                   that exceed 15% of account
                                                                   value. The charge begins at
                                                                   8% and declines by 1%
                                                                   beginning in the third
                                                                   contract year.

BaseBuilder benefit charge         Annually on each                Low 0.15%                            Unit liquidation from
                                   contract date anniversary.      High 0.45%                           account value

Protection Plus                    Annually on each                0.20%                                Unit liquidation from
                                   contract date anniversary.                                           account value

Guaranteed minimum death           Annually on each                Low 0.20%                            Unit liquidation from
benefit charge 6% rollup           contract date anniversary.      High 0.35%                           account value
to age 80

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 14.25              --                --            --          5.63%
         Highest contract charges 1.70% Class B (a)     $ 15.05              --                --            --          4.30%
         All contract charges                                --           1,776           $24,464          2.52%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.49              --                --            --         17.31%
         Highest contract charges 1.70% Class B (a)     $ 14.43              --                --            --         15.90%
         All contract charges                                --           1,320           $17,375          3.03%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 11.50              --                --            --          7.52%
         Highest contract charges 1.70% Class B (a)     $ 12.45              --                --            --          6.23%
         All contract charges                                --             602           $ 6,817          5.87%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.70              --                --            --          7.44%
         Highest contract charges 1.70% Class B (a)     $ 11.72              --                --            --          6.30%
         All contract charges                                --             192           $ 2,040          2.68%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.78              --                --            --          5.27%
         Highest contract charges 1.70% Class B (a)     $ 11.76              --                --            --          3.98%
         All contract charges                                --           1,631           $18,538          4.12%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.19              --                --            --          5.84%
         Highest contract charges 1.70% Class B (a)     $ 11.31              --                --            --          4.57%
         All contract charges                                --           1,123           $12,231          3.87%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.57              --                --            --          1.93%
         Highest contract charges 1.70% Class B (a)     $ 10.82              --                --            --          0.71%
         All contract charges                                --             939           $ 9,761          4.27%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.37              --                --            --          3.74%
         Highest contract charges 1.70% Class B (a)     $ 10.74              --                --            --          2.64%
         All contract charges                                --             437           $ 4,511          4.68%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.22              --                --            --          4.98%
         Highest contract charges 1.70% Class B (a)     $ 12.40              --                --            --          3.68%
         All contract charges                                --           2,325           $27,419          3.82%           --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.64              --                --            --          8.22%
         Highest contract charges 1.70% Class B (a)     $ 11.96              --                --            --          6.91%
         All contract charges                                --           1,581           $17,921          3.48%           --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.76              --                --            --          2.73%
         Highest contract charges 1.70% Class B (a)     $ 11.19              --                --            --          1.50%
         All contract charges                                --           1,253           $13,241          4.33%           --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.47              --                --            --          4.93%
         Highest contract charges 1.70% Class B (a)     $ 11.02              --                --            --          3.81%
         All contract charges                                --             635           $ 6,596          4.50%           --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 57.64             570           $32,884          3.03%         5.30%
  2006   1.15% Class A                                  $ 54.74             613           $33,581          2.55%         9.33%
  2005   1.15% Class A                                  $ 50.07             703           $35,188          2.28%         3.85%
  2004   1.15% Class A                                  $ 48.21             778           $37,532          2.49%         7.74%
  2003   1.15% Class A                                  $ 44.75             909           $40,667          2.21%        18.03%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $  63.00              --                --            --          5.74%
         Highest contract charges 1.70% Class B        $  48.27              --                --            --          4.46%
         All contract charges                                --           5,987          $307,011          3.03%           --
  2006   Lowest contract charges 0.50% Class B         $  59.58              --                --            --          9.77%
         Highest contract charges 1.70% Class B        $  46.21              --                --            --          8.45%
         All contract charges                                --           6,621          $323,970          2.55%           --
  2005   Lowest contract charges 0.50% Class B         $  54.27              --                --            --          4.27%
         Highest contract charges 1.70% Class B        $  42.61              --                --            --          3.02%
         All contract charges                                --           7,497          $337,587          2.28%           --
  2004   Lowest contract charges 0.50% Class B         $  52.05              --                --            --          8.18%
         Highest contract charges 1.70% Class B        $  41.36              --                --            --          6.88%
         All contract charges                                --           8,374          $365,310          2.49%           --
  2003   Lowest contract charges 0.50% Class B         $  48.11              --                --            --         18.54%
         Highest contract charges 1.70% Class B        $  38.70              --                --            --         17.10%
         All contract charges                                --           9,104          $370,750          2.21%           --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (a)     $  13.72              --                --            --          5.86%
         Highest contract charges 1.70% Class B (a)    $  14.45              --                --            --          4.56%
         All contract charges                                --           9,641          $127,560          3.07%           --
  2006   Lowest contract charges 0.50% Class B (a)     $  12.96              --                --            --         13.93%
         Highest contract charges 1.70% Class B (a)    $  13.82              --                --            --         12.56%
         All contract charges                                --           6,424          $ 81,056          3.45%           --
  2005   Lowest contract charges 0.50% Class B (a)     $  11.37              --                --            --          6.14%
         Highest contract charges 1.70% Class B (a)    $  12.28              --                --            --          4.86%
         All contract charges                                --           2,669          $ 29,848          4.92%           --
  2004   Lowest contract charges 0.50% Class B (a)     $  10.71              --                --            --          7.46%
         Highest contract charges 1.70% Class B (a)    $  11.71              --                --            --          6.32%
         All contract charges                                --           1,006          $ 10,701          4.04%           --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                                 $ 299.23             203          $ 60,734          0.95%         2.54%
  2006   1.15% Class A                                 $ 291.81             266          $ 77,493          1.14%         9.69%
  2005   1.15% Class A                                 $ 266.03             322          $ 85,655          0.81%         3.36%
  2004   1.15% Class A                                 $ 257.37             407          $104,744          0.97%        13.09%
  2003   1.15% Class A                                 $ 227.59             498          $113,310          1.34%        48.21%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B         $ 358.57              --                --            --          2.96%
         Highest contract charges 1.70% Class B        $ 243.48              --                --            --          1.71%
         All contract charges                                --           1,297          $351,552          0.95%           --
  2006   Lowest contract charges 0.50% Class B         $ 348.26              --                --            --         10.14%
         Highest contract charges 1.70% Class B        $ 239.38              --                --            --          8.81%
         All contract charges                                --           1,643          $436,497          1.14%           --
  2005   Lowest contract charges 0.50% Class B         $ 316.20              --                --            --          3.78%
         Highest contract charges 1.70% Class B        $ 219.99              --                --            --          2.53%
         All contract charges                                --           2,036          $495,374          0.81%           --
  2004   Lowest contract charges 0.50% Class B         $ 304.68              --                --            --         13.55%
         Highest contract charges 1.70% Class B        $ 214.55              --                --            --         12.18%
         All contract charges                                --           2,356          $558,043          0.97%           --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 268.33              --               --            --          48.81%
         Highest contract charges 1.70% Class B     $ 191.26              --               --            --          47.02%
         All contract charges                             --           2,585         $543,840          1.34%            --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.22             205         $  4,343          4.03%          5.89%
  2006   1.15% Class A                              $  20.04             238         $  4,764          3.64%          2.20%
  2005   1.15% Class A                              $  19.61             293         $  5,747          3.15%          0.33%
  2004   1.15% Class A                              $  19.55             354         $  6,917          2.74%          1.02%
  2003   1.15% Class A                              $  19.35             460         $  8,893          3.24%          1.20%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  23.06              --               --            --           6.32%
         Highest contract charges 1.70% Class B     $  18.82              --               --            --           5.02%
         All contract charges                             --           4,615         $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B      $  21.69              --               --            --           2.61%
         Highest contract charges 1.70% Class B     $  17.92              --               --            --           1.37%
         All contract charges                             --           5,697         $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B      $  21.14              --               --            --           0.73%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          (0.48)%
         All contract charges                             --           7,156         $130,692          3.15%            --
  2004   Lowest contract charges 0.50% Class B      $  20.98              --               --            --           1.43%
         Highest contract charges 1.70% Class B     $  17.76              --               --            --           0.21%
         All contract charges                             --           8,965         $164,292          2.74%            --
  2003   Lowest contract charges 0.50% Class B      $  20.69              --               --            --           1.61%
         Highest contract charges 1.70% Class B     $  17.72              --               --            --           0.41%
         All contract charges                             --          11,443         $208,796          3.24%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $  21.42             978         $ 20,944          1.24%         10.70%
  2006   1.15% Class A                              $  19.35           1,130         $ 21,873          1.39%         22.40%
  2005   1.15% Class A                              $  15.81           1,271         $ 20,101          1.49%         14.25%
  2004   1.15% Class A                              $  13.84           1,509         $ 20,882          1.85%         17.11%
  2003   1.15% Class A                              $  11.82           1,843         $ 21,775          1.80%         33.86%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  22.65              --               --            --          11.14%
         Highest contract charges 1.70% Class B     $  19.41              --               --            --           9.85%
         All contract charges                             --           8,005         $160,627          1.24%            --
  2006   Lowest contract charges 0.50% Class B      $  20.38              --               --            --          22.90%
         Highest contract charges 1.70% Class B     $  17.67              --               --            --          21.43%
         All contract charges                             --           9,246         $168,521          1.39%            --
  2005   Lowest contract charges 0.50% Class B      $  16.58              --               --            --          14.72%
         Highest contract charges 1.70% Class B     $  14.55              --               --            --          13.34%
         All contract charges                             --          10,144         $151,869          1.49%            --
  2004   Lowest contract charges 0.50% Class B      $  14.45              --               --            --          17.58%
         Highest contract charges 1.70% Class B     $  12.84              --               --            --          16.17%
         All contract charges                             --          10,920         $143,903          1.85%            --
  2003   Lowest contract charges 0.50% Class B      $  12.29              --               --            --          34.47%
         Highest contract charges 1.70% Class B     $  11.05              --               --            --          32.81%
         All contract charges                             --          11,827         $133,838          1.80%            --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --          13.39%
         Highest contract charges 1.70% Class B     $  7.62               --               --            --          12.06%
         All contract charges                            --            9,142         $ 71,185            --             --
  2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --          (1.04)%
         Highest contract charges 1.70% Class B     $  6.80               --               --            --          (2.23)%
         All contract charges                            --           11,619         $ 80,589            --             --
  2005   Lowest contract charges 0.50% Class B      $  7.55               --               --            --          14.36%
         Highest contract charges 1.70% Class B     $  6.96               --               --            --          12.98%
         All contract charges                            --           14,003         $ 99,105            --             --
  2004   Lowest contract charges 0.50% Class B      $  6.60               --               --            --           7.84%
         Highest contract charges 1.70% Class B     $  6.16               --               --            --           6.54%
         All contract charges                            --           16,193         $101,176            --             --
  2003   Lowest contract charges 0.50% Class B      $  6.12               --               --            --          22.65%
         Highest contract charges 1.70% Class B     $  5.78               --               --            --          21.19%
         All contract charges                            --           19,266         $112,705            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 19.09               --               --            --           4.03%
         Highest contract charges 1.70% Class B     $ 16.06               --               --            --           2.75%
         All contract charges                            --            1,044         $ 17,419          4.60%            --
  2006   Lowest contract charges 0.50% Class B      $ 18.35               --               --            --           3.30%
         Highest contract charges 1.70% Class B     $ 15.63               --               --            --           2.06%
         All contract charges                            --            1,222         $ 19,815          3.51%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.77               --               --            --           1.49%
         Highest contract charges 1.70% Class B     $ 15.31               --               --            --           0.27%
         All contract charges                            --            1,582         $ 25,077          3.87%            --
  2004   Lowest contract charges 0.50% Class B      $ 17.51               --               --            --           3.23%
         Highest contract charges 1.70% Class B     $ 15.27               --               --            --           1.98%
         All contract charges                            --            1,526         $ 24,056          3.79%            --
  2003   Lowest contract charges 0.50% Class B      $ 16.96               --               --            --           3.03%
         Highest contract charges 1.70% Class B     $ 14.97               --               --            --           1.77%
         All contract charges                            --            1,523         $ 23,461          2.65%            --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --          15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --           8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --          10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --          12.96%
  2003   1.15% Class A                              $ 14.06              402         $  5,658            --          39.62%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --          16.11%
         Highest contract charges 1.70% Class B     $ 20.14               --               --            --          14.69%
         All contract charges                            --            4,332         $ 89,735            --             --
  2006   Lowest contract charges 0.50% Class B      $ 19.74               --               --            --           8.46%
         Highest contract charges 1.70% Class B     $ 17.56               --               --            --           7.15%
         All contract charges                            --            5,379         $ 96,886            --             --
  2005   Lowest contract charges 0.50% Class B      $ 18.20               --               --            --          10.95%
         Highest contract charges 1.70% Class B     $ 16.39               --               --            --           9.62%
         All contract charges                            --            6,419         $107,631            --             --
  2004   Lowest contract charges 0.50% Class B      $ 16.41               --               --            --          13.41%
         Highest contract charges 1.70% Class B     $ 14.95               --               --            --          12.05%
         All contract charges                            --            7,402         $112,923            --             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --               --            --          40.21%
         Highest contract charges 1.70% Class B         $ 13.34               --               --            --          38.54%
         All contract charges                                --            8,248         $112,020            --             --

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A (l)                              $  9.06            4,100         $ 37,131          2.27%         (9.40)%

EQ/AllianceBernstein Value (j)
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.41               --               --            --          (5.05)%
         Highest contract charges 1.70% Class B         $ 16.31               --               --            --          (6.16)%
         All contract charges                                --           26,493         $387,603          2.27%            --
  2006   Lowest contract charges 0.50% Class B          $ 19.39               --               --            --          20.78%
         Highest contract charges 1.70% Class B         $ 17.38               --               --            --          19.33%
         All contract charges                                --            9,170         $163,663          1.52%            --
  2005   Lowest contract charges 0.50% Class B          $ 16.05               --               --            --           4.91%
         Highest contract charges 1.70% Class B         $ 14.57               --               --            --           3.65%
         All contract charges                                --           10,260         $153,051          1.10%            --
  2004   Lowest contract charges 0.50% Class B          $ 15.30               --               --            --          12.88%
         Highest contract charges 1.70% Class B         $ 14.06               --               --            --          11.52%
         All contract charges                                --           11,146         $159,958          1.32%            --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --               --            --          28.17%
         Highest contract charges 1.70% Class B         $ 12.60               --               --            --          26.51%
         All contract charges                                --           11,483         $147,389          1.34%            --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 11.29               --               --            --          (1.66)%
         Highest contract charges 1.70% Class B (e)     $ 10.99               --               --            --          (2.83)%
         All contract charges                                --              100         $  1,108          0.44%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.48               --               --            --          10.61%
         Highest contract charges 1.70% Class B (e)     $ 11.31               --               --            --           9.28%
         All contract charges                                --               70         $    802          1.12%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.38               --               --            --           3.83%
         Highest contract charges 1.70% Class B (e)     $ 10.35               --               --            --           3.54%
         All contract charges                                --               23         $    244          0.74%            --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 26.45               --               --            --           0.69%
         Highest contract charges 1.70% Class B         $ 23.24               --               --            --          (0.56)%
         All contract charges                                --            5,164         $123,863          0.99%            --
  2006   Lowest contract charges 0.50% Class B          $ 26.27               --               --            --          20.31%
         Highest contract charges 1.70% Class B         $ 23.37               --               --            --          18.86%
         All contract charges                                --            6,279         $150,983          2.67%            --
  2005   Lowest contract charges 0.50% Class B          $ 21.84               --               --            --           2.44%
         Highest contract charges 1.70% Class B         $ 19.66               --               --            --           1.20%
         All contract charges                                --            7,616         $153,657          1.30%            --
  2004   Lowest contract charges 0.50% Class B          $ 21.32               --               --            --          10.02%
         Highest contract charges 1.70% Class B         $ 19.43               --               --            --           8.69%
         All contract charges                                --            9,215         $183,445          2.05%            --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 19.38              --                --            --         30.58%
         Highest contract charges 1.70% Class B         $ 17.87              --                --            --         28.95%
         All contract charges                                --           9,649          $176,210          0.52%           --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 27.28              --                --            --          9.65%
         Highest contract charges 1.70% Class B         $ 23.97              --                --            --          8.31%
         All contract charges                                --           3,268          $ 80,889          1.75%           --
  2006   Lowest contract charges 0.50% Class B          $ 24.88              --                --            --         25.06%
         Highest contract charges 1.70% Class B         $ 22.13              --                --            --         23.55%
         All contract charges                                --           3,753          $ 85,502          3.41%           --
  2005   Lowest contract charges 0.50% Class B          $ 19.90              --                --            --         10.28%
         Highest contract charges 1.70% Class B         $ 17.91              --                --            --          8.96%
         All contract charges                                --           3,839          $ 70,590          1.73%           --
  2004   Lowest contract charges 0.50% Class B          $ 18.04              --                --            --         21.04%
         Highest contract charges 1.70% Class B         $ 16.44              --                --            --         19.58%
         All contract charges                                --           3,618          $ 60,866          1.58%           --
  2003   Lowest contract charges 0.50% Class B          $ 14.90              --                --            --         27.35%
         Highest contract charges 1.70% Class B         $ 13.75              --                --            --         25.92%
         All contract charges                                --           3,627          $ 50,907          2.27%           --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  7.50              --                --            --          3.31%
         Highest contract charges 1.70% Class B (c)     $  6.71              --                --            --          1.82%
         All contract charges                                --           1,719          $ 11,852          1.62%           --
  2006   Lowest contract charges 0.50% Class B (c)      $  7.26              --                --            --         15.39%
         Highest contract charges 1.70% Class B (c)     $  6.59              --                --            --         14.00%
         All contract charges                                --           2,310          $ 15,572          2.28%           --
  2005   Lowest contract charges 0.50% Class B (c)      $  6.30              --                --            --          5.62%
         Highest contract charges 1.70% Class B (c)     $  5.78              --                --            --          4.35%
         All contract charges                                --           2,154          $ 12,697          2.09%           --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.96              --                --            --          9.05%
         Highest contract charges 1.70% Class B (c)     $  5.54              --                --            --          8.80%
         All contract charges                                --             266          $  1,503          3.48%           --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.74              --                --            --         11.53%
         Highest contract charges 1.70% Class B         $  9.71              --                --            --         10.22%
         All contract charges                                --             110          $  1,097          0.21%           --
  2006   Lowest contract charges 0.50% Class B          $  9.63              --                --            --          4.70%
         Highest contract charges 1.70% Class B         $  8.81              --                --            --          3.45%
         All contract charges                                --             116          $  1,043            --            --
  2005   Lowest contract charges 0.50% Class B          $  9.20              --                --            --          8.20%
         Highest contract charges 1.70% Class B         $  8.51              --                --            --          6.90%
         All contract charges                                --             130          $  1,125            --            --
  2004   Lowest contract charges 0.50% Class B          $  8.50              --                --            --          3.07%
         Highest contract charges 1.70% Class B         $  7.96              --                --            --          1.83%
         All contract charges                                --             116          $    939            --            --
  2003   Lowest contract charges 0.50% Class B          $  8.25              --                --            --         27.31%
         Highest contract charges 1.70% Class B         $  7.82              --                --            --         25.72%
         All contract charges                                --             113          $    897            --            --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           4.91%
         Highest contract charges 1.70% Class B         $ 13.14              --                --            --           3.71%
         All contract charges                                --             651           $ 9,123            --             --
  2006   Lowest contract charges 0.50% Class B          $ 14.25              --                --            --           6.87%
         Highest contract charges 1.70% Class B         $ 12.67              --                --            --           5.58%
         All contract charges                                --             333           $ 4,309          0.22%            --
  2005   Lowest contract charges 0.50% Class B          $ 13.33              --                --            --           4.58%
         Highest contract charges 1.70% Class B         $ 12.00              --                --            --           3.33%
         All contract charges                                --             179           $ 2,194          0.21%            --
  2004   Lowest contract charges 0.50% Class B          $ 12.75              --                --            --           5.01%
         Highest contract charges 1.70% Class B         $ 11.62              --                --            --           3.74%
         All contract charges                                --              89           $ 1,059          0.48%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.14              --                --            --          23.38%
         Highest contract charges 1.70% Class B         $ 11.20              --                --            --          21.87%
         All contract charges                                --             117           $ 1,335          0.16%            --

EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.12              --                --            --           1.15%
         Highest contract charges 1.70% Class B         $ 12.71              --                --            --          (0.08)%
         All contract charges                                --           5,973           $77,900          1.06%            --
  2006   Lowest contract charges 0.50% Class B          $ 13.96              --                --            --          11.50%
         Highest contract charges 1.70% Class B         $ 12.72              --                --            --          10.16%
         All contract charges                                --           4,909           $63,987          0.53%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.52              --                --            --           5.53%
         Highest contract charges 1.70% Class B         $ 11.55              --                --            --           4.26%
         All contract charges                                --           5,839           $68,872          0.53%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.87              --                --            --          10.35%
         Highest contract charges 1.70% Class B         $ 11.08              --                --            --           9.02%
         All contract charges                                --           6,765           $76,328          0.61%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --                --            --          30.90%
         Highest contract charges 1.70% Class B         $ 10.16              --                --            --          29.26%
         All contract charges                                --           7,243           $74,735          0.42%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.49              --                --            --           2.32%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --           1.00%
         All contract charges                                --             561           $ 6,280          6.73%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.23              --                --            --           7.42%
         Highest contract charges 1.70% Class B (d)     $ 11.01              --                --            --           6.13%
         All contract charges                                --             507           $ 5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --           3.72%
         All contract charges                                --             174           $ 1,807         13.63%            --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.23              --                --            --           3.22%
         Highest contract charges 1.70% Class B (f)     $ 11.05              --                --            --           1.94%
         All contract charges                                --             528          $  5,854          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --           8.76%
         Highest contract charges 1.70% Class B (f)     $ 10.84              --                --            --           8.36%
         All contract charges                                --             136          $  1,478          0.85%            --

EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2007   1.15% Class A (l)                              $ 32.78              --                --          1.24%          4.00%

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --           4.42%
         Highest contract charges 1.70% Class B         $ 29.54              --                --            --           3.14%
         All contract charges                                --           3,801          $116,961          1.24%            --
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --          14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --          13.14%
         All contract charges                                --           4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --           3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --           2.63%
         All contract charges                                --           5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B          $ 28.13              --                --            --           9.68%
         Highest contract charges 1.70% Class B         $ 24.66              --                --            --           8.36%
         All contract charges                                --           6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                --            --          27.21%
         Highest contract charges 1.70% Class B         $ 22.76              --                --            --          25.68%
         All contract charges                                --           7,083          $166,206          1.27%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.93              --                --            --           8.76%
         Highest contract charges 1.70% Class B (e)     $ 10.64              --                --            --           7.47%
         All contract charges                                --             983          $ 10,635          4.53%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 10.05              --                --            --           2.90%
         Highest contract charges 1.70% Class B (e)     $  9.90              --                --            --           1.66%
         All contract charges                                --             306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (e)      $  9.77              --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (e)     $  9.74              --                --            --          (2.59)%
         All contract charges                                --              22               212            --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 10.58              --                --            --          10.79%
         Highest contract charges 1.70% Class B         $  9.49              --                --            --           9.46%
         All contract charges                                --             930          $  9,027            --             --
  2006   Lowest contract charges 0.50% Class B          $  9.55              --                --            --           5.34%
         Highest contract charges 1.70% Class B         $  8.67              --                --            --           4.07%
         All contract charges                                --           1,004          $  8,883          2.03%            --
  2005   Lowest contract charges 0.50% Class B          $  9.07              --                --            --           3.44%
         Highest contract charges 1.70% Class B         $  8.33              --                --            --           2.20%
         All contract charges                                --           1,194          $ 10,128          0.04%            --
  2004   Lowest contract charges 0.50% Class B          $  8.77              --                --            --           6.51%
         Highest contract charges 1.70% Class B         $  8.15              --                --            --           5.22%
         All contract charges                                --           1,548          $ 12,815          0.31%            --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007

7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Evergreen Omega (Continued)
------------------------------
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                --            --          37.40%
         Highest contract charges 1.70% Class B         $  7.75              --                --            --          35.94%
         All contract charges                                --           1,184           $ 9,300            --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 14.59              --                --            --           7.44%
         Highest contract charges 1.70% Class B         $ 13.35              --                --            --           6.21%
         All contract charges                                --           4,894           $66,595            --             --
  2006   Lowest contract charges 0.50% Class B          $ 13.58              --                --            --          10.97%
         Highest contract charges 1.70% Class B         $ 12.57              --                --            --           9.63%
         All contract charges                                --           5,941           $76,031          3.07%            --
  2005   Lowest contract charges 0.50% Class B          $ 12.23              --                --            --           5.84%
         Highest contract charges 1.70% Class B         $ 11.47              --                --            --           4.56%
         All contract charges                                --           7,030           $81,842          7.23%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.56              --                --            --          15.45%
         Highest contract charges 1.70% Class B         $ 10.97              --                --            --          14.06%
         All contract charges                                --           7,409           $82,301          2.25%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01              --                --            --          42.80%
         Highest contract charges 1.70% Class B         $  9.62              --                --            --          41.26%
         All contract charges                                --           7,550           $73,326            --             --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.62              --                --            --           1.53%
         Highest contract charges 1.70% Class B (f)     $ 10.45              --                --            --           0.29%
         All contract charges                                --           2,107           $22,106          3.79%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (f)     $ 10.42              --                --            --           4.17%
         All contract charges                                --             619           $ 6,457          2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $  9.86              --                --            --         ( 9.12)%
         Highest contract charges 1.70% Class B (f)     $  9.71              --                --            --         (10.18)%
         All contract charges                                --             138           $ 1,343          0.50%
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.85              --                --            --           8.50%
         Highest contract charges 1.70% Class B (f)     $ 10.81              --                --            --           8.10%
         All contract charges                                --              34           $   364          0.62%            --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (k)      $  9.57              --                --            --         ( 4.30)%
         Highest contract charges 1.70% Class B (k)     $  9.49              --                --            --         ( 5.10)%
         All contract charges                                --             472           $ 4,489          1.96%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 12.14              --                --            --           2.97%
         Highest contract charges 1.70% Class B (e)     $ 11.75              --                --            --           1.64%
         All contract charges                                --             601           $ 7,151          0.49%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.79              --                --            --          11.65%
         Highest contract charges 1.70% Class B (e)     $ 11.56              --                --            --          10.30%
         All contract charges                                --             780           $ 9,122          5.06%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.56              --                --            --           5.64%
         Highest contract charges 1.70% Class B (e)     $ 10.48              --                --            --           4.79%
         All contract charges                                --             538           $ 5,667          4.29%            --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 35.02              --                --            --           8.72%
         Highest contract charges 1.70% Class B (c)     $ 27.67              --                --            --           7.41%
         All contract charges                                --             792           $23,223          0.47%            --
  2006   Lowest contract charges 0.50% Class B (c)      $ 32.21              --                --            --          18.24%
         Highest contract charges 1.70% Class B (c)     $ 25.76              --                --            --          16.82%
         All contract charges                                --             536           $14,549          1.45%            --
  2005   Lowest contract charges 0.50% Class B (c)      $ 27.24              --                --            --           3.80%
         Highest contract charges 1.70% Class B (c)     $ 22.05              --                --            --           2.55%
         All contract charges                                --             474           $10,971          0.90%            --
  2004   Lowest contract charges 0.50% Class B (c)      $ 26.24              --                --            --          13.51%
         Highest contract charges 1.70% Class B (c)     $ 21.50              --                --            --          13.26%
         All contract charges                                --             102           $ 2,292          0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 16.72              --                --            --          15.63%
         Highest contract charges 1.70% Class B (e)     $ 16.18              --                --            --          14.18%
         All contract charges                                --             478           $ 7,804          0.67%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 14.46              --                --            --          25.01%
         Highest contract charges 1.70% Class B (e)     $ 14.17              --                --            --          23.51%
         All contract charges                                --             186           $ 2,650          1.17%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 11.56              --                --            --          15.64%
         Highest contract charges 1.70% Class B (e)     $ 11.47              --                --            --          14.72%
         All contract charges                                --              54           $   615          2.36%            --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 15.88              --                --            --           2.58%
         Highest contract charges 1.70% Class B         $ 14.07              --                --            --           1.37%
         All contract charges                                --           3,901           $56,331          4.18%            --
  2006   Lowest contract charges 0.50% Class B          $ 15.48              --                --            --           3.54%
         Highest contract charges 1.70% Class B         $ 13.88              --                --            --           2.30%
         All contract charges                                --           4,203           $59,758          4.27%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.95              --                --            --           1.71%
         Highest contract charges 1.70% Class B         $ 13.57              --                --            --           0.48%
         All contract charges                                --           4,274           $59,245          3.61%            --
  2004   Lowest contract charges 0.50% Class B          $ 14.70              --                --            --           3.58%
         Highest contract charges 1.70% Class B         $ 13.50              --                --            --           2.33%
         All contract charges                                --           3,575           $49,206          4.03%            --
  2003   Lowest contract charges 0.50% Class B          $ 14.19              --                --            --           2.84%
         Highest contract charges 1.70% Class B         $ 13.20              --                --            --           1.62%
         All contract charges                                --           3,606           $48,363          3.08%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.16              --                --            --          (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08              --                --            --          (2.90)%
         All contract charges                                --           1,918           $30,002          1.29%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.46              --                --            --          19.78%
         Highest contract charges 1.70% Class B         $ 15.53              --                --            --          18.34%
         All contract charges                                --           2,331           $37,428          4.25%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.58              --                --            --           3.41%
         Highest contract charges 1.70% Class B         $ 13.12              --                --            --           2.16%
         All contract charges                                --           2,671           $36,117          1.45%            --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charges 0.50% Class B          $ 14.10              --                --            --          10.33%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --           9.00%
         All contract charges                                --           3,179           $41,949          1.24%            --
  2003   Lowest contract charges 0.50% Class B          $ 12.78              --                --            --          26.16%
         Highest contract charges 1.70% Class B         $ 11.78              --                --            --          24.66%
         All contract charges                                --           3,611           $43,576          1.33%            --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.61              --                --            --          (6.35)%
         Highest contract charges 1.70% Class B (e)     $ 10.32              --                --            --          (7.61)%
         All contract charges                                --             706           $ 7,423            --             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.33              --                --            --           6.30%
         Highest contract charges 1.70% Class B (e)     $ 11.17              --                --            --           5.02%
         All contract charges                                --             320           $ 3,608          0.05%            --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.66              --                --            --           6.62%
         Highest contract charges 1.70% Class B (e)     $ 10.63              --                --            --           6.31%
         All contract charges                                --              61           $   650          0.15%            --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.89              --                --            --           6.87%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.61%
         All contract charges                                --             464           $ 4,921          4.28%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.19              --                --            --           1.31%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --           0.10%
         All contract charges                                --             378           $ 3,792          3.95%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.06              --                --            --           0.56%
         Highest contract charges 1.70% Class B (d)     $  9.98              --                --            --          (0.25)%
         All contract charges                                --             326           $ 3,255          4.20%            --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.80              --                --            --           2.98%
         Highest contract charges 1.70% Class B (d)     $ 12.39              --                --            --           1.72%
         All contract charges                                --             332           $ 4,143          1.00%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.43              --                --            --          16.63%
         Highest contract charges 1.70% Class B (d)     $ 12.18              --                --            --          15.22%
         All contract charges                                --             382           $ 4,671          1.57%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.66              --                --            --           6.59%
         Highest contract charges 1.70% Class B (d)     $ 10.57              --                --            --           5.73%
         All contract charges                                --              73           $   774          1.34%            --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 13.11              --                --            --          10.08%
         Highest contract charges 1.70% Class B (d)     $ 12.70              --                --            --           8.83%
         All contract charges                                --             138           $ 1,764          0.78%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.91              --                --            --          12.13%
         Highest contract charges 1.70% Class B (d)     $ 11.67              --                --            --          10.78%
         All contract charges                                --             111           $ 1,303          1.28%            --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Lord Abbett Large Cap Core (Continued)
-----------------------------------------
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.62              --                --            --           6.21%
         Highest contract charges 1.70% Class B (d)     $ 10.54              --                --            --           5.40%
         All contract charges                                --              58          $    615          0.89%            --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.55              --                --            --           0.08%
         Highest contract charges 1.70% Class B (d)     $ 12.15              --                --            --          (1.14)%
         All contract charges                                --             681          $  8,334          0.53%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.54              --                --            --          11.87%
         Highest contract charges 1.70% Class B (d)     $ 12.29              --                --            --          10.52%
         All contract charges                                --             592          $  7,315          1.10%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 11.21              --                --            --          12.11%
         Highest contract charges 1.70% Class B (d)     $ 11.12              --                --            --          11.22%
         All contract charges                                --             682          $  7,598          1.53%            --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --          13.49%
         Highest contract charges 1.70% Class B         $ 18.08              --                --            --          12.09%
         All contract charges                                --           3,964          $ 72,987          0.17%            --
  2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --           8.78%
         Highest contract charges 1.70% Class B         $ 16.13              --                --            --           7.47%
         All contract charges                                --           4,481          $ 73,378          0.72%            --
  2005   Lowest contract charges 0.50% Class B          $ 15.82              --                --            --          10.15%
         Highest contract charges 1.70% Class B         $ 15.01              --                --            --           8.83%
         All contract charges                                --           4,494          $ 68,290            --             --
  2004   Lowest contract charges 0.50% Class B          $ 14.36              --                --            --           9.96%
         Highest contract charges 1.70% Class B         $ 13.79              --                --            --           8.63%
         All contract charges                                --           4,111          $ 57,243            --             --
  2003   Lowest contract charges 0.50% Class B          $ 13.06              --                --            --          30.45%
         Highest contract charges 1.70% Class B         $ 12.69              --                --            --          28.83%
         All contract charges                                --           4,335          $ 55,413            --             --

EQ/Money Market
---------------
         Unit Value 1.15%*
  2007   1.15% Class A                                  $ 32.86             259          $  8,522          4.62%          3.76%
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%

EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
         Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
         All contract charges                                --           3,848          $113,281          4.62%            --
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.32              --                --            --          20.15%
         Highest contract charges 1.70% Class B (c)     $  5.66              --                --            --          18.66%
         All contract charges                                --             554          $  3,227          0.29%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (c)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (c)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (c)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.86              --                --            --           1.12%
         Highest contract charges 1.70% Class B (f)     $ 10.69              --                --            --          (0.09)%
         All contract charges                                --             678          $  7,267            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.70              --                --            --           5.22%
         Highest contract charges 1.70% Class B (f)     $ 11.51              --                --            --           3.88%
         All contract charges                                --             236          $  2,725          0.35%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (f)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.28              --                --            --           2.92%
         Highest contract charges 1.70% Class B (f)     $ 11.10              --                --            --           1.65%
         All contract charges                                --              68          $    756            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (f)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --          (2.25)%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --          (3.52)%
         All contract charges                                --              98          $  1,048          0.37%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (f)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.07              --                --            --          10.92%
         Highest contract charges 1.70% Class B (d)     $ 10.72              --                --            --           9.61%
         All contract charges                                --           1,487          $ 16,050          3.24%            --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding  Net Assets     Investment         Total
                                                       Unit value        (000s)        (000s)     Income ratio**     Return***
                                                      -----------  -----------------  ----------  --------------     ----------
EQ/PIMCO Real Return (Continued)
--------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $  9.98           --                --            --           (0.11)%
         Highest contract charges 1.70% Class B (d)     $  9.78           --                --            --           (1.31)%
         All contract charges                                --        1,072           $10,531          4.50%             --
  2005   Lowest contract charges 0.50% Class B (d)      $  9.99           --                --            --           (0.09)%
         Highest contract charges 1.70% Class B (d)     $  9.91           --                --            --           (0.89)%
         All contract charges                                --          782           $ 7,766          5.60%             --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%                                        --                --            --            4.82%
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.88           --                --            --            3.54%
         Highest contract charges 1.70% Class B (d)     $ 10.53          468           $ 4,950          3.94%             --
         All contract charges                                --           --                --            --            3.44%
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.38           --                --            --            2.20%
         Highest contract charges 1.70% Class B (d)     $ 10.17          504           $ 5,152          3.61%             --
         All contract charges                                --           --                --            --            0.36%
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.04           --                --            --           (0.44)%
         Highest contract charges 1.70% Class B (d)     $  9.96          229           $ 2,289          2.01%             --
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.09           --                --            --           (2.32)%
         Highest contract charges 1.70% Class B         $ 16.02           --                --            --           (3.49)%
         All contract charges                                --        1,780           $29,335          1.22%             --
  2006   Lowest contract charges 0.50% Class B          $ 18.52           --                --            --           17.12%
         Highest contract charges 1.70% Class B         $ 16.60           --                --            --           15.71%
         All contract charges                                --        2,142           $36,481          1.21%             --
  2005   Lowest contract charges 0.50% Class B          $ 15.81           --                --            --            3.74%
         Highest contract charges 1.70% Class B         $ 14.35           --                --            --            2.49%
         All contract charges                                --        2,338           $34,342          1.07%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.24           --                --            --           17.08%
         Highest contract charges 1.70% Class B         $ 14.00           --                --            --           15.67%
         All contract charges                                --        2,744           $39,236          2.29%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.02           --                --            --           45.15%
         Highest contract charges 1.70% Class B         $ 12.10           --                --            --           43.36%
         All contract charges                                --        2,615           $32,226          0.31%             --

EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $ 20.63           --                --            --            6.67%
         Highest contract charges 1.70% Class B (c)     $ 16.30           --                --            --            5.43%
         All contract charges                                --        1,038           $17,635          0.14%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 19.34           --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (c)     $ 15.46           --                --            --           (5.64)%
         All contract charges                                --          100           $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 20.25           --                --            --            3.47%
         Highest contract charges 1.70% Class B (c)     $ 16.39           --                --            --            2.22%
         All contract charges                                --          113           $ 1,942            --              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 19.57           --                --            --           12.32%
         Highest contract charges 1.70% Class B (c)     $ 16.03           --                --            --           12.07%
         All contract charges                                --           21           $   359            --              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --           1.58%
         Highest contract charges 1.70% Class B (f)     $ 10.78              --                --            --           0.28%
         All contract charges                                --             463          $  5,015          0.58%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.79              --                --            --           7.86%
         Highest contract charges 1.70% Class B (f)     $ 10.75              --                --            --           7.46%
         All contract charges                                --             148          $  1,593          0.35%            --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  6.74              --                --            --           0.60%
         Highest contract charges 1.70% Class B (c)     $  6.04              --                --            --          (0.49)%
         All contract charges                                --             506          $  3,135          0.69%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  6.70              --                --            --          13.58%
         Highest contract charges 1.70% Class B (c)     $  6.07              --                --            --          12.22%
         All contract charges                                --             567          $  3,532          0.85%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  5.90              --                --            --           8.46%
         Highest contract charges 1.70% Class B (c)     $  5.41              --                --            --           7.16%
         All contract charges                                --             371          $  2,058          1.67%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.44              --                --            --          11.67%
         Highest contract charges 1.70% Class B (c)     $  5.05              --                --            --          11.43%
         All contract charges                                --              20          $    106          4.29%            --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.73              --                --            --          (3.06)%
         Highest contract charges 1.70% Class B (d)     $ 11.36              --                --            --          (4.14)%
         All contract charges                                --             491          $  5,623          0.84%            --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.10              --                --            --          15.33%
         Highest contract charges 1.70% Class B (d)     $ 11.85              --                --            --          13.94%
         All contract charges                                --           1,041          $ 12,470          2.74%            --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714          $  7,466          1.83%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 28.86              --                --            --          41.26%
         Highest contract charges 1.70% Class B         $ 25.45              --                --            --          39.61%
         All contract charges                                --           5,020          $131,723            --             --
  2006   Lowest contract charges 0.50% Class B          $ 20.43              --                --            --          36.37%
         Highest contract charges 1.70% Class B         $ 18.23              --                --            --          34.73%
         All contract charges                                --           5,635          $105,586          0.40%            --
  2005   Lowest contract charges 0.50% Class B          $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B         $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750          $ 79,754          0.56%            --
  2004   Lowest contract charges 0.50% Class B          $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B         $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252          $ 55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B         $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023          $ 43,647          0.80%            --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2007   Lowest contract charges 0.50% Class B (d)      $ 16.48              --                --            --          21.80%
         Highest contract charges 1.70% Class B (d)     $ 15.95              --                --            --          20.29%
         All contract charges                                --             530          $  8,521          0.39%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                       Unit value         (000s)          (000s)     Income ratio**   Return***
                                                      ------------ ------------------- ------------ ---------------- ----------
EQ/Van Kampen Mid Cap Growth (Continued)
----------------------------------------
  2006   Lowest contract charges 0.50% Class B (d)      $ 13.53              --                --            --          8.71%
         Highest contract charges 1.70% Class B (d)     $ 13.26              --                --            --          7.40%
         All contract charges                                --             196          $  2,607          0.34%           --
  2005   Lowest contract charges 0.50% Class B (d)      $ 12.44              --                --            --         24.44%
         Highest contract charges 1.70% Class B (d)     $ 12.34              --                --            --         23.44%
         All contract charges                                --             168          $  2,077            --            --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 17.78              --                --            --         14.64%
         Highest contract charges 1.70% Class B         $ 16.01              --                --            --         13.31%
         All contract charges                                --           1,518          $ 25,426          0.39%           --
  2006   Lowest contract charges 0.50% Class B          $ 15.51              --                --            --         18.65%
         Highest contract charges 1.70% Class B         $ 14.13              --                --            --         17.22%
         All contract charges                                --           1,648          $ 24,157          1.29%           --
  2005   Lowest contract charges 0.50% Class B          $ 13.07              --                --            --         16.54%
         Highest contract charges 1.70% Class B         $ 12.06              --                --            --         15.14%
         All contract charges                                --           1,659          $ 20,675          1.63%           --
  2004   Lowest contract charges 0.50% Class B          $ 11.22              --                --            --         13.04%
         Highest contract charges 1.70% Class B         $ 10.47              --                --            --         11.68%
         All contract charges                                --           1,331          $ 14,271          1.70%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --                --            --         31.91%
         Highest contract charges 1.70% Class B         $  9.38              --                --            --         30.46%
         All contract charges                                --             807          $  7,656          1.58%           --

MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 11.71              --                --            --          3.35%
         Highest contract charges 1.70% Class B         $ 10.50              --                --            --          2.14%
         All contract charges                                --             941          $ 10,092          1.11%           --
  2006   Lowest contract charges 0.50% Class B          $ 11.33              --                --            --         12.38%
         Highest contract charges 1.70% Class B         $ 10.28              --                --            --         11.03%
         All contract charges                                --           1,207          $ 12,655          0.80%           --
  2005   Lowest contract charges 0.50% Class B          $ 10.08              --                --            --          6.66%
         Highest contract charges 1.70% Class B         $  9.26              --                --            --          5.38%
         All contract charges                                --           1,491          $ 14,051          0.48%           --
  2004   Lowest contract charges 0.50% Class B          $  9.45              --                --            --         10.84%
         Highest contract charges 1.70% Class B         $  8.79              --                --            --          9.51%
         All contract charges                                --           1,772          $ 15,816          0.55%           --
  2003   Lowest contract charges 0.50% Class B          $  8.53              --                --            --         21.51%
         Highest contract charges 1.70% Class B         $  8.03              --                --            --         20.03%
         All contract charges                                --           1,959          $ 15,936          0.61%           --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 18.86              --                --            --         15.07%
         Highest contract charges 1.70% Class B         $ 16.57              --                --            --         13.65%
         All contract charges                                --           4,958          $ 85,014          0.34%           --
  2006   Lowest contract charges 0.50% Class B          $ 16.39              --                --            --          7.24%
         Highest contract charges 1.70% Class B         $ 14.58              --                --            --          5.95%
         All contract charges                                --           5,886          $ 88,476            --            --
  2005   Lowest contract charges 0.50% Class B          $ 15.29              --                --            --          8.48%
         Highest contract charges 1.70% Class B         $ 13.76              --                --            --          7.18%
         All contract charges                                --           7,269          $102,815            --            --
  2004   Lowest contract charges 0.50% Class B          $ 14.09              --                --            --         12.06%
         Highest contract charges 1.70% Class B         $ 12.84              --                --            --         10.71%
         All contract charges                                --           8,819          $116,063            --            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
MarketPLUS Large Cap Growth (Continued)
---------------------------------------
  2003   Lowest contract charges 0.50% Class B      $ 12.58               --               --            --          28.76%
         Highest contract charges 1.70% Class B     $ 11.60               --               --            --          27.17%
         All contract charges                            --           10,270         $121,717            --             --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --          (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --          (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%            --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --          11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --          10.58%
         All contract charges                            --            8,495         $148,186          0.29%            --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --          10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --           9.44%
         All contract charges                            --           10,049         $158,052          4.50%            --
  2004   Lowest contract charges 0.50% Class B      $ 15.38               --               --            --          17.26%
         Highest contract charges 1.70% Class B     $ 14.02               --               --            --          15.84%
         All contract charges                            --           11,078         $158,871          2.52%            --
  2003   Lowest contract charges 0.50% Class B      $ 13.12               --               --            --          32.65%
         Highest contract charges 1.70% Class B     $ 12.10               --               --            --          30.94%
         All contract charges                            --           12,192         $150,515          0.37%            --

Multimanager Aggressive Equity
------------------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 70.46              186         $ 13,100          0.03%         10.37%
  2006   1.15% Class A                              $ 63.84              227         $ 14,485          0.05%          4.16%
  2005   1.15% Class A                              $ 61.29              270         $ 16,518            --           7.23%
  2004   1.15% Class A                              $ 57.16              320         $ 18,274            --          11.08%
  2003   1.15% Class A                              $ 51.45              387         $ 19,896            --          36.30%

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 79.11               --               --            --          10.83%
         Highest contract charges 1.70% Class B     $ 60.62               --               --            --           9.48%
         All contract charges                            --              417         $ 27,546          0.03%            --
  2006   Lowest contract charges 0.50% Class B      $ 71.38               --               --            --           4.59%
         Highest contract charges 1.70% Class B     $ 55.37               --               --            --           3.33%
         All contract charges                            --              534         $ 32,006          0.05%            --
  2005   Lowest contract charges 0.50% Class B      $ 68.25               --               --            --           7.66%
         Highest contract charges 1.70% Class B     $ 53.59               --               --            --           6.37%
         All contract charges                            --              658         $ 38,064            --             --
  2004   Lowest contract charges 0.50% Class B      $ 63.39               --               --            --          11.54%
         Highest contract charges 1.70% Class B     $ 50.38               --               --            --          10.19%
         All contract charges                            --              770         $ 41,681            --             --
  2003   Lowest contract charges 0.50% Class B      $ 56.83               --               --            --          36.82%
         Highest contract charges 1.70% Class B     $ 45.72               --               --            --          35.19%
         All contract charges                            --              852         $ 41,680            --             --

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 12.69               --               --            --           5.66%
         Highest contract charges 1.70% Class B     $ 11.80               --               --            --           4.42%
         All contract charges                            --            3,034         $ 36,328          4.10%            --
  2006   Lowest contract charge 0.50% Class B       $ 12.01               --               --            --           3.25%
         Highest contract charge 1.70% Class B      $ 11.30               --               --            --           2.01%
         All contract charges                            --            3,476         $ 39,740          4.10%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                  -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment       Total
                                                   Unit value         (000s)          (000s)     Income ratio**   Return***
                                                  ------------ ------------------- ------------ ---------------- ----------
Multimanager Core Bond (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B       $ 11.63              --                --            --          1.24%
         Highest contract charge 1.70% Class B      $ 11.08              --                --            --          0.02%
         All contract charges                            --           4,117          $ 46,047          3.45%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.49              --                --            --          3.37%
         Highest contract charge 1.70% Class B      $ 11.07              --                --            --          2.12%
         All contract charges                            --           4,655          $ 51,923          3.15%           --
  2003   Lowest contract charge 0.50% Class B       $ 11.11              --                --            --          3.26%
         Highest contract charge 1.70% Class B      $ 10.84              --                --            --          1.98%
         All contract charges                            --           4,850          $ 52,844          3.33%           --

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B       $ 13.68              --                --            --          8.49%
         Highest contract charge 1.70% Class B      $ 12.72              --                --            --          7.16%
         All contract charges                            --             947          $ 12,246            --            --
  2006   Lowest contract charge 0.50% Class B       $ 12.61              --                --            --          4.61%
         Highest contract charge 1.70% Class B      $ 11.87              --                --            --          3.35%
         All contract charges                            --           1,212          $ 14,588          1.00%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.06              --                --            --          6.43%
         Highest contract charge 1.70% Class B      $ 11.49              --                --            --          5.15%
         All contract charges                            --           1,418          $ 16,462          2.49%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.33              --                --            --         11.57%
         Highest contract charge 1.70% Class B      $ 10.93              --                --            --         10.22%
         All contract charges                            --           1,500          $ 16,508          3.77%           --
  2003   Lowest contract charge 0.50% Class B       $ 10.16              --                --            --         27.48%
         Highest contract charge 1.70% Class B      $  9.91              --                --            --         25.92%
         All contract charges                            --           1,308          $ 13,030          1.19%           --

Multimanager High Yield
-----------------------
         Unit Value 1.15%*
  2007   1.15% Class A                              $ 35.48              76          $  2,697          6.89%         2.22%
  2006   1.15% Class A                              $ 34.71              93          $  3,231          6.41%         8.94%
  2005   1.15% Class A                              $ 31.86             110          $  3,518          7.18%         2.13%
  2004   1.15% Class A                              $ 31.20             132          $  4,123          6.32%         7.69%
  2003   1.15% Class A                              $ 28.97             131          $  3,797          5.32%        21.47%

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --          2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --          1.39%
         All contract charges                            --           2,228          $ 72,319          6.89%           --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --          9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --          8.07%
         All contract charges                            --           2,673          $ 85,394          6.41%           --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --          2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --          1.31%
         All contract charges                            --           3,191          $ 94,122          7.18%           --
  2004   Lowest contract charges 0.50% Class B      $ 34.38              --                --            --          8.13%
         Highest contract charges 1.70% Class B     $ 27.64              --                --            --          6.82%
         All contract charges                            --           3,675          $106,800          6.32%           --
  2003   Lowest contract charges 0.50% Class B      $ 31.80              --                --            --         21.93%
         Highest contract charges 1.70% Class B     $ 25.87              --                --            --         20.45%
         All contract charges                            --           3,767          $102,272          5.32%           --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 19.78              --                --            --          11.88%
         Highest contract charge 1.70% Class B     $ 18.39              --                --            --          10.52%
         All contract charges                           --           1,545           $28,884          0.65%            --
  2006   Lowest contract charge 0.50% Class B      $ 17.68              --                --            --          24.69%
         Highest contract charge 1.70% Class B     $ 16.64              --                --            --          23.19%
         All contract charges                           --           1,786           $30,134          2.11%            --
  2005   Lowest contract charge 0.50% Class B      $ 14.18              --                --            --          14.87%
         Highest contract charge 1.70% Class B     $ 13.51              --                --            --          13.48%
         All contract charges                           --           1,608           $21,954          3.83%            --
  2004   Lowest contract charge 0.50% Class B      $ 12.35              --                --            --          17.32%
         Highest contract charge 1.70% Class B     $ 11.90              --                --            --          15.90%
         All contract charges                           --           1,633           $19,579          2.14%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.52              --                --            --          33.72%
         Highest contract charge 1.70% Class B     $ 10.27              --                --            --          32.02%
         All contract charges                           --           1,417           $14,629          0.72%            --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --           4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --           3.22%
         All contract charges                           --             625           $ 7,927          0.39%            --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --          13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --          11.65%
         All contract charges                           --             721           $ 8,833          0.56%            --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --           6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --           4.92%
         All contract charges                           --             854           $ 9,357          0.76%            --
  2004   Lowest contract charge 0.50% Class B      $ 10.72              --                --            --           9.13%
         Highest contract charge 1.70% Class B     $ 10.34              --                --            --           7.81%
         All contract charges                           --             973           $10,142          2.19%            --
  2003   Lowest contract charge 0.50% Class B      $  9.83              --                --            --          27.50%
         Highest contract charge 1.70% Class B     $  9.59              --                --            --          26.04%
         All contract charges                           --           1,019           $ 9,823          0.15%            --

Multimanager Large Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --          10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --           9.29%
         All contract charges                           --           1,117           $11,737            --             --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --          (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --          (1.59)%
         All contract charges                           --           1,480           $14,194            --             --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --           6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --           5.67%
         All contract charges                           --           1,677           $16,297            --             --
  2004   Lowest contract charge 0.50% Class B      $  9.44              --                --            --           6.13%
         Highest contract charge 1.70% Class B     $  9.10              --                --            --           4.85%
         All contract charges                           --           1,855           $17,016            --             --
  2003   Lowest contract charge 0.50% Class B      $  8.90              --                --            --          30.12%
         Highest contract charge 1.70% Class B     $  8.68              --                --            --          28.40%
         All contract charges                           --           1,776           $15,491            --             --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ---------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- ------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --           3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --           1.91%
         All contract charges                           --           1,619           $23,654          1.07%            --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --          18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --          17.30%
         All contract charges                           --           1,786           $25,531          2.61%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --           6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --           5.28%
         All contract charges                           --           1,819           $22,104          2.85%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.84              --                --            --          13.85%
         Highest contract charge 1.70% Class B     $ 11.42              --                --            --          12.48%
         All contract charges                           --           1,724           $19,852          6.21%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          30.33%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          28.81%
         All contract charges                           --           1,563           $15,952          2.07%            --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --          11.31%
         Highest contract charge 1.70% Class B     $ 11.81              --                --            --           9.96%
         All contract charges                           --           1,704           $20,433            --             --
  2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --           9.07%
         Highest contract charge 1.70% Class B     $ 10.74              --                --            --           7.76%
         All contract charges                           --           2,017           $21,934          0.51%            --
  2005   Lowest contract charge 0.50% Class B      $ 10.46              --                --            --           7.84%
         Highest contract charge 1.70% Class B     $  9.96              --                --            --           6.55%
         All contract charges                           --           2,393           $24,089          1.55%            --
  2004   Lowest contract charge 0.50% Class B      $  9.70              --                --            --          11.17%
         Highest contract charge 1.70% Class B     $  9.35              --                --            --           9.83%
         All contract charges                           --           2,748           $25,891          1.55%            --
  2003   Lowest contract charge 0.50% Class B      $  8.72              --                --            --          39.52%
         Highest contract charge 1.70% Class B     $  8.52              --                --            --          37.86%
         All contract charges                           --           2,795           $23,920          1.76%            --

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B      $ 14.47              --                --            --          (0.41)%
         Highest contract charge 1.70% Class B     $ 13.46              --                --            --          (1.61)%
         All contract charges                           --           1,372           $18,748            --             --
  2006   Lowest contract charge 0.50% Class B      $ 14.53              --                --            --          14.16%
         Highest contract charge 1.70% Class B     $ 13.68              --                --            --          12.79%
         All contract charges                           --           1,931           $26,757          1.63%            --
  2005   Lowest contract charge 0.50% Class B      $ 12.73              --                --            --           6.81%
         Highest contract charge 1.70% Class B     $ 12.13              --                --            --           5.53%
         All contract charges                           --           2,164           $26,520          6.25%            --
  2004   Lowest contract charge 0.50% Class B      $ 11.92              --                --            --          14.61%
         Highest contract charge 1.70% Class B     $ 11.49              --                --            --          13.23%
         All contract charges                           --           2,950           $34,188          3.92%            --
  2003   Lowest contract charge 0.50% Class B      $ 10.40              --                --            --          39.95%
         Highest contract charge 1.70% Class B     $ 10.15              --                --            --          38.27%
         All contract charges                           --           2,491           $25,413          0.75%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B (c)      $  9.72           --                --            --            3.18%
         Highest contract charges 1.70% Class B (c)     $  8.71           --                --            --            1.99%
         All contract charges                                --        1,163           $10,398            --              --
  2006   Lowest contract charges 0.50% Class B (c)      $  9.42           --                --            --            9.66%
         Highest contract charges 1.70% Class B (c)     $  8.54           --                --            --            8.34%
         All contract charges                                --          734           $ 6,421          1.54%             --
  2005   Lowest contract charges 0.50% Class B (c)      $  8.59           --                --            --            6.95%
         Highest contract charges 1.70% Class B (c)     $  7.89           --                --            --            5.67%
         All contract charges                                --          441           $ 3,552          3.12%             --
  2004   Lowest contract charges 0.50% Class B (c)      $  8.04           --                --            --           14.09%
         Highest contract charges 1.70% Class B (c)     $  7.46           --                --            --           13.83%
         All contract charges                                --          123           $   937            --              --

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charges 0.50% Class B          $ 19.06           --                --            --          (10.31)%
         Highest contract charges 1.70% Class B         $ 16.88           --                --            --          (11.39)%
         All contract charges                                --        1,623           $28,199          0.27%             --
  2006   Lowest contract charges 0.50% Class B          $ 21.25           --                --            --           15.53%
         Highest contract charges 1.70% Class B         $ 19.05           --                --            --           14.14%
         All contract charges                                --        2,245           $43,882          5.12%             --
  2005   Lowest contract charges 0.50% Class B          $ 18.39           --                --            --            4.16%
         Highest contract charges 1.70% Class B         $ 16.69           --                --            --            2.91%
         All contract charges                                --        2,709           $46,249          4.27%             --
  2004   Lowest contract charges 0.50% Class B          $ 17.65           --                --            --           16.52%
         Highest contract charges 1.70% Class B         $ 16.22           --                --            --           15.12%
         All contract charges                                --        2,865           $47,417          5.86%             --
  2003   Lowest contract charges 0.50% Class B          $ 15.15           --                --            --           36.75%
         Highest contract charges 1.70% Class B         $ 14.09           --                --            --           35.07%
         All contract charges                                --        2,435           $34,939          0.99%             --

Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.70%*
  2007   Lowest contract charge 0.50% Class B           $ 13.01           --                --            --           17.63%
         Highest contract charge 1.70% Class B          $ 12.10           --                --            --           16.23%
         All contract charges                                --        2,895           $35,481            --              --
  2006   Lowest contract charge 0.50% Class B           $ 11.06           --                --            --            6.76%
         Highest contract charge 1.70% Class B          $ 10.41           --                --            --            5.48%
         All contract charges                                --        3,420           $35,985            --              --
  2005   Lowest contract charge 0.50% Class B           $ 10.36           --                --            --           10.71%
         Highest contract charge 1.70% Class B          $  9.87           --                --            --            9.38%
         All contract charges                                --        4,223           $42,059            --              --
  2004   Lowest contract charge 0.50% Class B           $  9.36           --                --            --            4.46%
         Highest contract charge 1.70% Class B          $  9.02           --                --            --            3.20%
         All contract charges                                --        5,125           $46,563          1.09%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Concluded)
    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000s)          (000s)     Income ratio**    Return***
                                                      -----------  ------------------  ----------   --------------   ------------
Multimanager Technology (b) (Continued)
---------------------------------------
   2003 Lowest contract charge 0.50% Class B             $ 8.96              --              --             --          56.92%
        Highest contract charge 1.70% Class B            $ 8.74              --              --             --          54.96%
        All contract charges                                 --           1,064          $9,352           4.93%            --


----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17,2005.
(f) Units were made available for sale on September 18,2006.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k) Units were made available for sale on May 29, 2007.
(l) Units were made available for sale on July 2, 2007.

* Expenses as a percentage of average net assets (0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007............     FSA-3
   Statements of Operations for the Year Ended December 31, 2007......    FSA-35
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006......................................    FSA-48
   Notes to Financial Statements......................................    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............       F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006............       F-4
   Consolidated Statements of Earnings, Years Ended December 31,
      2007, 2006 and 2005.............................................       F-5
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2007, 2006
      and 2005........................................................       F-6
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2007, 2006 and 2005.........................................       F-7
   Notes to Consolidated Financial Statements.........................       F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                               Allocation        Allocation            Allocation
                                                           ----------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $2,788,493,340      $512,690,295         $1,028,161,611
Receivable for The Trusts shares sold ....................              --                --                     --
Receivable for policy-related transactions ...............       9,531,726           129,987              1,550,341
                                                            --------------      ------------         --------------
  Total assets ...........................................   2,798,025,066       512,820,282          1,029,711,952
                                                            --------------      ------------         --------------
Liabilities:
Payable for The Trusts shares purchased ..................      10,065,458           129,987              1,547,941
Payable for policy-related transactions ..................              --                --                     --
                                                            --------------      ------------         --------------
  Total liabilities ......................................      10,065,458           129,987              1,547,941
                                                            --------------      ------------         --------------
Net Assets ...............................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Accumulation Units .......................................   2,787,372,293       512,685,863          1,028,164,011
Retained by AXA Equitable in Separate Account No. 49 .....         587,315             4,432                     --
                                                            --------------      ------------         --------------
Total net assets .........................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Investments in shares of The Trusts, at cost .............  $2,747,943,388      $520,469,766         $1,027,941,319
The Trusts shares held
 Class A .................................................              --                --                     --
 Class B .................................................     189,940,248        47,022,764             88,692,863



                                                              AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                               Allocation         Allocation          Common Stock
                                                           ----------------- ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $5,581,130,343      $9,864,114,441       $1,221,599,965
Receivable for The Trusts shares sold ....................              --                  --              545,618
Receivable for policy-related transactions ...............       9,343,808          18,277,568                   --
                                                            --------------      --------------       --------------
  Total assets ...........................................   5,590,474,151       9,882,392,009        1,222,145,583
                                                            --------------      --------------       --------------
Liabilities:
Payable for The Trusts shares purchased ..................       9,343,808          18,171,371                   --
Payable for policy-related transactions ..................              --                  --              545,618
                                                            --------------      --------------       --------------
  Total liabilities ......................................       9,343,808          18,171,371              545,618
                                                            --------------      --------------       --------------
Net Assets ...............................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Accumulation Units .......................................   5,580,779,675       9,864,220,638        1,221,552,588
Retained by AXA Equitable in Separate Account No. 49 .....         350,668                  --               47,377
                                                            --------------      --------------       --------------
Total net assets .........................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Investments in shares of The Trusts, at cost .............  $5,308,395,974      $9,509,768,157       $1,092,658,101
The Trusts shares held
 Class A .................................................              --                  --                   --
 Class B .................................................     328,182,046         707,159,574           60,606,054

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                       EQ/AllianceBernstein
                                                           Intermediate
                                                            Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Securities           International        Large Cap Growth
                                                      --------------------- ---------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ...      $297,019,320         $1,284,920,262          $411,165,560
Receivable for The Trusts shares sold ...............           367,236                     --               193,263
Receivable for policy-related transactions ..........                --                162,117                    --
                                                           ------------         --------------          ------------
  Total assets ......................................       297,386,556          1,285,082,379           411,358,823
                                                           ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............                --                162,118                    --
Payable for policy-related transactions .............           367,236                     --               193,263
                                                           ------------         --------------          ------------
  Total liabilities .................................           367,236                162,118               193,263
                                                           ------------         --------------          ------------
Net Assets ..........................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Accumulation Units ..................................       296,887,073          1,284,349,502           411,124,485
Retained by AXA Equitable in Separate Account No. 49            132,247                570,759                41,075
                                                           ------------         --------------          ------------
Total net assets ....................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Investments in shares of The Trusts, at cost ........      $303,507,102         $1,180,276,945          $339,888,303
The Trusts shares held
 Class A ............................................                --                     --                    --
 Class B ............................................        30,200,103             90,158,124            46,953,315



                                                        EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Quality Bond         Small Cap Growth            Value
                                                       ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ...       $392,993,141           $527,140,872          $2,350,077,347
Receivable for The Trusts shares sold ...............            134,740                     --               2,280,587
Receivable for policy-related transactions ..........              1,791                349,080                      --
                                                            ------------           ------------          --------------
  Total assets ......................................        393,129,672            527,489,952           2,352,357,934
                                                            ------------           ------------          --------------
Liabilities:
Payable for The Trusts shares purchased .............                 --                349,080                      --
Payable for policy-related transactions .............                 --                     --               2,280,586
                                                            ------------           ------------          --------------
  Total liabilities .................................                 --                349,080               2,280,586
                                                            ------------           ------------          --------------
Net Assets ..........................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Accumulation Units ..................................        393,129,672            526,858,568           2,349,957,940
Retained by AXA Equitable in Separate Account No. 49                  --                282,304                 119,408
                                                            ------------           ------------          --------------
Total net assets ....................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Investments in shares of The Trusts, at cost ........       $402,859,839           $500,169,277          $2,378,567,371
The Trusts shares held
 Class A ............................................                 --                     --                      --
 Class B ............................................         39,745,670             33,260,400             164,834,312

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel      EQ/AXA Rosenberg Value      EQ/BlackRock
                                                            Appreciation II      Long/Short Equity     Basic Value Equity
                                                           ----------------- ------------------------ --------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $55,931,841          $134,385,437           $829,379,000
Receivable for The Trusts shares sold ....................             --                    --                 99,242
Receivable for policy-related transactions ...............        158,950                29,891                     --
                                                              -----------          ------------           ------------
  Total assets ...........................................     56,090,791           134,415,328            829,478,242
                                                              -----------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................        158,950                29,892                     --
Payable for policy-related transactions ..................             --                    --                 99,242
                                                              -----------          ------------           ------------
  Total liabilities ......................................        158,950                29,892                 99,242
                                                              -----------          ------------           ------------
Net Assets ...............................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Accumulation Units .......................................     52,562,996           134,306,759            829,333,631
Retained by AXA Equitable in Separate Account No. 49 .....      3,368,845                78,677                 45,369
                                                              -----------          ------------           ------------
Total net assets .........................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Investments in shares of The Trusts, at cost .............    $57,389,342          $136,202,574           $817,471,868
The Trusts shares held
 Class A .................................................         10,309                    --                     --
 Class B .................................................      5,097,400            12,535,955             52,825,241



                                                                EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                            International Value      Equity Income     Socially Responsible
                                                           --------------------- -------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,145,280,502        $202,348,213          $62,426,361
Receivable for The Trusts shares sold ....................            385,886                  --                   --
Receivable for policy-related transactions ...............                 --             169,563               37,743
                                                               --------------        ------------          -----------
  Total assets ...........................................      1,145,666,388         202,517,776           62,464,104
                                                               --------------        ------------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --             169,563               37,743
Payable for policy-related transactions ..................            385,886                  --                   --
                                                               --------------        ------------          -----------
  Total liabilities ......................................            385,886             169,563               37,743
                                                               --------------        ------------          -----------
Net Assets ...............................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Accumulation Units .......................................      1,144,876,525         202,050,920           62,358,165
Retained by AXA Equitable in Separate Account No. 49 .....            403,977             297,293               68,196
                                                               --------------        ------------          -----------
Total net assets .........................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Investments in shares of The Trusts, at cost .............     $1,038,625,233        $206,937,512          $57,612,353
The Trusts shares held
 Class A .................................................                 --              20,178                   --
 Class B .................................................         71,001,274          30,807,737            6,858,899

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                 EQ/Capital
                                                               EQ/Capital         Guardian      EQ/Caywood-Scholl
                                                            Guardian Growth       Research       High Yield Bond
                                                           ----------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $440,295,586    $1,497,371,182       $143,504,893
Receivable for The Trusts shares sold ....................              --         1,752,630             99,045
Receivable for policy-related transactions ...............         257,326                --                 --
                                                              ------------    --------------       ------------
  Total assets ...........................................     440,552,912     1,499,123,812        143,603,938
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................         257,325                --                 --
Payable for policy-related transactions ..................              --         1,752,630             99,046
                                                              ------------    --------------       ------------
  Total liabilities ......................................         257,325         1,752,630             99,046
                                                              ------------    --------------       ------------
Net Assets ...............................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Accumulation Units .......................................     439,864,355     1,497,201,578        143,500,190
Retained by AXA Equitable in Separate Account No. 49 .....         431,232           169,604              4,702
                                                              ------------    --------------       ------------
Total net assets .........................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost .............    $411,825,009    $1,348,265,081       $151,052,706
The Trusts shares held
 Class A .................................................              --                --                 --
 Class B .................................................      29,795,659       107,869,222         32,202,585



                                                                EQ/Davis
                                                                New York        EQ/Equity         EQ/Evergreen
                                                                Venture         500 Index      International Bond
                                                            --------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $277,420,617    $1,577,342,214       $200,080,105
Receivable for The Trusts shares sold ....................             --           362,517                 --
Receivable for policy-related transactions ...............        494,883                --          1,713,191
                                                             ------------    --------------       ------------
  Total assets ...........................................    277,915,500     1,577,704,731        201,793,296
                                                             ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        494,883                --          1,713,191
Payable for policy-related transactions ..................             --           362,518                 --
                                                             ------------    --------------       ------------
  Total liabilities ......................................        494,883           362,518          1,713,191
                                                             ------------    --------------       ------------
Net Assets ...............................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Accumulation Units .......................................    273,948,797     1,576,821,967        194,602,481
Retained by AXA Equitable in Separate Account No. 49 .....      3,471,820           520,246          5,477,624
                                                             ------------    --------------       ------------
Total net assets .........................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Investments in shares of The Trusts, at cost .............   $277,078,705    $1,406,523,037       $192,591,091
The Trusts shares held
 Class A .................................................        151,917                --             10,314
 Class B .................................................     24,777,927        60,852,718         18,583,993

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Evergreen                      EQ/Franklin
                                                                Omega       EQ/FI Mid Cap        Income
                                                           -------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $176,544,619   $1,035,825,077    $605,070,867
Receivable for The Trusts shares sold ....................            --          318,155              --
Receivable for policy-related transactions ...............        25,535               --         485,937
                                                            ------------   --------------    ------------
  Total assets ...........................................   176,570,154    1,036,143,232     605,556,804
                                                            ------------   --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        25,535               --         485,936
Payable for policy-related transactions ..................            --          318,155              --
                                                            ------------   --------------    ------------
  Total liabilities ......................................        25,535          318,155         485,936
                                                            ------------   --------------    ------------
Net Assets ...............................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Accumulation Units .......................................   176,491,871    1,035,525,084     601,802,920
Retained by AXA Equitable in Separate Account No. 49 .....        52,748          299,993       3,267,948
                                                            ------------   --------------    ------------
Total net assets .........................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Investments in shares of The Trusts, at cost .............  $175,581,782   $1,079,672,565    $629,966,407
The Trusts shares held
 Class A .................................................            --               --         156,552
 Class B .................................................    19,441,020      104,035,016      58,713,932



                                                                                  EQ/Franklin         EQ/GAMCO
                                                              EQ/Franklin     Templeton Founding    Mergers and
                                                            Small Cap Value        Strategy         Acquisitions
                                                           ----------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $61,224,375        $793,412,437      $131,969,742
Receivable for The Trusts shares sold ....................             --                  --                --
Receivable for policy-related transactions ...............        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
  Total assets ...........................................     61,363,494         799,908,339       132,094,444
                                                              -----------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        139,119           6,495,902           124,702
Payable for policy-related transactions ..................             --                  --                --
                                                              -----------        ------------      ------------
  Total liabilities ......................................        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
Net Assets ...............................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Accumulation Units .......................................     58,242,907         793,250,960       131,858,510
Retained by AXA Equitable in Separate Account No. 49 .....      2,981,468             161,477           111,232
                                                              -----------        ------------      ------------
Total net assets .........................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Investments in shares of The Trusts, at cost .............    $69,378,345        $820,318,262      $136,098,014
The Trusts shares held
 Class A .................................................        151,865              10,162             7,981
 Class B .................................................      6,069,838          82,759,237        10,780,348

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/GAMCO Small                         EQ/International
                                                            Company Value   EQ/International ETF        Growth
                                                           --------------- ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $470,581,830         $3,703,857          $237,738,956
Receivable for The Trusts shares sold ....................        40,344                 --                    --
Receivable for policy-related transactions ...............            --                 --             1,560,946
                                                            ------------         ----------          ------------
  Total assets ...........................................   470,622,174          3,703,857           239,299,902
                                                            ------------         ----------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --                 --             1,560,946
Payable for policy-related transactions ..................        40,343                 --                    --
                                                            ------------         ----------          ------------
  Total liabilities ......................................        40,343                 --             1,560,946
                                                            ------------         ----------          ------------
Net Assets ...............................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Accumulation Units .......................................   470,453,835                 --           237,725,161
Retained by AXA Equitable in Separate Account No. 49 .....       127,996          3,703,857                13,795
                                                            ------------         ----------          ------------
Total net assets .........................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Investments in shares of The Trusts, at cost .............  $464,980,841         $3,127,238          $228,688,653
The Trusts shares held
 Class A .................................................         2,959            155,919                    --
 Class B .................................................    14,894,993            155,339            32,821,952



                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Legg Mason
                                                                 Core Bond      Value Opportunities    Value Equity
                                                           - ----------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,271,481,983        $420,150,483      $183,660,886
Receivable for The Trusts shares sold ....................           897,812             242,175                --
Receivable for policy-related transactions ...............                --                  --           166,587
                                                              --------------        ------------      ------------
  Total assets ...........................................     1,272,379,795         420,392,658       183,827,473
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................                --                  --           166,587
Payable for policy-related transactions ..................           897,812             242,175                --
                                                              --------------        ------------      ------------
  Total liabilities ......................................           897,812             242,175           166,587
                                                              --------------        ------------      ------------
Net Assets ...............................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Accumulation Units .......................................     1,271,391,942         419,788,447       180,500,089
Retained by AXA Equitable in Separate Account No. 49 .....            90,041             362,036         3,160,797
                                                              --------------        ------------      ------------
Total net assets .........................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost .............    $1,317,245,079        $438,954,871      $188,244,476
The Trusts shares held
 Class A .................................................                --                  --            10,258
 Class B .................................................       117,580,396          36,042,597        17,842,328

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Long        EQ/Lord Abbett    EQ/Lord Abbett
                                                              Term Bond     Growth and Income   Large Cap Core
                                                           --------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $114,656,454       $151,193,748       $82,042,362
Receivable for The Trusts shares sold ....................            --             26,686                --
Receivable for policy-related transactions ...............        78,511                 --         1,065,361
                                                            ------------       ------------       -----------
  Total assets ...........................................   114,734,965        151,220,434        83,107,723
                                                            ------------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................        78,511                 --         1,065,360
Payable for policy-related transactions ..................            --             26,686                --
                                                            ------------       ------------       -----------
  Total liabilities ......................................        78,511             26,686         1,065,360
                                                            ------------       ------------       -----------
Net Assets ...............................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Accumulation Units .......................................   114,595,834        147,275,031        78,014,089
Retained by AXA Equitable in Separate Account No. 49 .....        60,620          3,918,717         4,028,274
                                                            ------------       ------------       -----------
Total net assets .........................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Investments in shares of The Trusts, at cost .............  $112,468,430       $149,601,769       $77,685,649
The Trusts shares held
 Class A .................................................            --             10,793            10,705
 Class B .................................................     8,372,471         12,422,243         6,500,754

                                                             EQ/Lord Abbett      EQ/Marsico        EQ/Money
                                                              Mid Cap Value        Focus            Market
                                                            ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $301,405,216    $1,909,859,842    $851,522,708
Receivable for The Trusts shares sold ....................         421,157                --              --
Receivable for policy-related transactions ...............              --           418,422       3,814,951
                                                              ------------    --------------    ------------
  Total assets ...........................................     301,826,373     1,910,278,264     855,337,659
                                                              ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --           418,422       3,814,952
Payable for policy-related transactions ..................         421,157                --              --
                                                              ------------    --------------    ------------
  Total liabilities ......................................         421,157           418,422       3,814,952
                                                              ------------    --------------    ------------
Net Assets ...............................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Accumulation Units .......................................     297,469,619     1,909,091,610     851,459,337
Retained by AXA Equitable in Separate Account No. 49 .....       3,935,597           768,232          63,370
                                                              ------------    --------------    ------------
Total net assets .........................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Investments in shares of The Trusts, at cost .............    $319,081,468    $1,633,092,983    $851,684,947
The Trusts shares held
 Class A .................................................          11,116                --              --
 Class B .................................................      25,869,243       108,730,423     851,369,870

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                            Caldwell Growth       Shares          Global
                                                           ----------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $100,681,466    $373,766,283     $120,697,952
Receivable for The Trusts shares sold ....................              --              --               --
Receivable for policy-related transactions ...............       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
  Total assets ...........................................     102,556,739     374,058,444      121,270,864
                                                              ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       1,875,273         292,161          572,912
Payable for policy-related transactions ..................              --              --               --
                                                              ------------    ------------     ------------
  Total liabilities ......................................       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
Net Assets ...............................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Accumulation Units .......................................     100,498,419     351,878,571      111,406,986
Retained by AXA Equitable in Separate Account No. 49 .....         183,047      21,887,712        9,290,966
                                                              ------------    ------------     ------------
Total net assets .........................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Investments in shares of The Trusts, at cost .............    $ 92,614,792    $378,436,809     $120,564,497
The Trusts shares held
 Class A .................................................          21,527       1,001,869          406,270
 Class B .................................................      15,296,654      33,223,690       10,106,736



                                                             EQ/Oppenheimer  EQ/Oppenheimer
                                                              Main Street      Main Street       EQ/PIMCO
                                                              Opportunity       Small Cap      Real Return
                                                            --------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $49,060,044      $71,006,974    $486,950,499
Receivable for The Trusts shares sold ....................             --               --       1,334,308
Receivable for policy-related transactions ...............        100,306           77,909              --
                                                              -----------      -----------    ------------
  Total assets ...........................................     49,160,350       71,084,883     488,284,807
                                                              -----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        100,306           77,909              --
Payable for policy-related transactions ..................             --               --       1,334,309
                                                              -----------      -----------    ------------
  Total liabilities ......................................        100,306           77,909       1,334,309
                                                              -----------      -----------    ------------
Net Assets ...............................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Accumulation Units .......................................     37,790,796       60,151,291     486,803,076
Retained by AXA Equitable in Separate Account No. 49 .....     11,269,248       10,855,683         147,422
                                                              -----------      -----------    ------------
Total net assets .........................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Investments in shares of The Trusts, at cost .............    $50,987,714      $75,085,671    $471,312,391
The Trusts shares held
 Class A .................................................        531,726          510,411          10,304
 Class B .................................................      4,089,218        6,235,375      46,178,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $80,713,285    $444,692,315      $291,068,410
Receivable for The Trusts shares sold ....................       246,518         108,570            28,470
Receivable for policy-related transactions ...............            --              --                --
                                                             -----------    ------------      ------------
  Total assets ...........................................    80,959,803     444,800,885       291,096,880
                                                             -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                --
Payable for policy-related transactions ..................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
  Total liabilities ......................................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
Net Assets ...............................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Accumulation Units .......................................    80,793,118     444,439,939       291,072,093
Retained by AXA Equitable in Separate Account No. 49 .....            --         252,376                --
                                                             -----------    ------------      ------------
Total net assets .........................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Investments in shares of The Trusts, at cost .............   $81,907,950    $459,916,823      $270,004,897
The Trusts shares held
 Class A .................................................         5,479              --                 5
 Class B .................................................     7,986,391      38,305,623        13,573,318



                                                             EQ/Templeton         EQ/UBS        EQ/Van Kampen
                                                                Growth      Growth and Income      Comstock
                                                            -------------- ------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $286,214,630      $84,497,331      $289,349,061
Receivable for The Trusts shares sold ....................             --           32,212            65,930
Receivable for policy-related transactions ...............        179,818               --                --
                                                             ------------      -----------      ------------
  Total assets ...........................................    286,394,448       84,529,543       289,414,991
                                                             ------------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        179,818               --                --
Payable for policy-related transactions ..................             --           32,212            65,930
                                                             ------------      -----------      ------------
  Total liabilities ......................................        179,818           32,212            65,930
                                                             ------------      -----------      ------------
Net Assets ...............................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Accumulation Units .......................................    282,910,465       84,474,469       285,775,971
Retained by AXA Equitable in Separate Account No. 49 .....      3,304,165           22,862         3,573,090
                                                             ------------      -----------      ------------
Total net assets .........................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Investments in shares of The Trusts, at cost .............   $290,819,240      $81,591,846      $298,228,994
The Trusts shares held
 Class A .................................................        151,868               --            11,020
 Class B .................................................     26,034,882       12,348,337        26,598,621

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Van Kampen
                                                            Emerging Markets    EQ/Van Kampen   EQ/Van Kampen
                                                                 Equity        Mid Cap Growth    Real Estate
                                                           ------------------ ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,627,458,066     $318,831,614    $451,457,195
Receivable for The Trusts shares sold ....................               --               --         488,596
Receivable for policy-related transactions ...............        2,481,869          871,000              --
                                                             --------------     ------------    ------------
  Total assets ...........................................    1,629,939,935      319,702,614     451,945,791
                                                             --------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        2,481,869          871,001              --
Payable for policy-related transactions ..................               --               --         488,596
                                                             --------------     ------------    ------------
  Total liabilities ......................................        2,481,869          871,001         488,596
                                                             --------------     ------------    ------------
Net Assets ...............................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Accumulation Units .......................................    1,627,246,701      313,835,286     451,151,639
Retained by AXA Equitable in Separate Account No. 49 .....          211,365        4,996,327         305,556
                                                             --------------     ------------    ------------
Total net assets .........................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Investments in shares of The Trusts, at cost .............   $1,391,546,945     $299,891,767    $544,164,797
The Trusts shares held
 Class A .................................................               --           10,688          10,169
 Class B .................................................       86,458,348       20,295,966      54,934,426



                                                                MarketPLUS         MarketPLUS        MarketPLUS
                                                            International Core   Large Cap Core   Large Cap Growth
                                                           -------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,024,362,412      $243,870,504      $363,588,305
Receivable for The Trusts shares sold ....................                --           227,174                --
Receivable for policy-related transactions ...............           303,437                --           392,881
                                                              --------------      ------------      ------------
  Total assets ...........................................     1,024,665,849       244,097,678       363,981,186
                                                              --------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           303,436                --           392,881
Payable for policy-related transactions ..................                --           227,174                --
                                                              --------------      ------------      ------------
  Total liabilities ......................................           303,436           227,174           392,881
                                                              --------------      ------------      ------------
Net Assets ...............................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Accumulation Units .......................................     1,024,304,317       243,826,106       363,276,232
Retained by AXA Equitable in Separate Account No. 49 .....            58,096            44,398           312,073
                                                              --------------      ------------      ------------
Total net assets .........................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Investments in shares of The Trusts, at cost .............    $  954,737,330      $241,581,411      $313,155,128
The Trusts shares held
 Class A .................................................                --                --                --
 Class B .................................................        80,229,003        26,821,772        20,489,448

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               MarketPLUS        Multimanager     Multimanager
                                                             Mid Cap Value    Aggressive Equity     Core Bond
                                                           ----------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $  812,009,443       $134,809,808     $654,064,475
Receivable for The Trusts shares sold ....................         581,368                 --               --
Receivable for policy-related transactions ...............              --            171,466          214,957
                                                            --------------       ------------     ------------
  Total assets ...........................................     812,590,811        134,981,274      654,279,432
                                                            --------------       ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --            171,466          214,956
Payable for policy-related transactions ..................         581,368                 --               --
                                                            --------------       ------------     ------------
  Total liabilities ......................................         581,368            171,466          214,956
                                                            --------------       ------------     ------------
Net Assets ...............................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Accumulation Units .......................................     811,823,980        134,774,081      653,841,121
Retained by AXA Equitable in Separate Account No. 49 .....         185,463             35,727          223,355
                                                            --------------       ------------     ------------
Total net assets .........................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Investments in shares of The Trusts, at cost .............  $1,013,215,380       $120,520,849     $648,649,977
The Trusts shares held
 Class A .................................................              --                 --               --
 Class B .................................................      78,724,046          4,271,524       62,892,090



                                                             Multimanager   Multimanager       Multimanager
                                                              Health Care    High Yield    International Equity
                                                            -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $320,790,222   $879,528,892       $680,519,809
Receivable for The Trusts shares sold ....................             --        187,909                 --
Receivable for policy-related transactions ...............        319,761             --            532,067
                                                             ------------   ------------       ------------
  Total assets ...........................................    321,109,983    879,716,801        681,051,876
                                                             ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        226,222             --            532,067
Payable for policy-related transactions ..................             --        187,909                 --
                                                             ------------   ------------       ------------
  Total liabilities ......................................        226,222        187,909            532,067
                                                             ------------   ------------       ------------
Net Assets ...............................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Accumulation Units .......................................    320,883,761    879,445,649        680,287,911
Retained by AXA Equitable in Separate Account No. 49 .....             --         83,243            231,898
                                                             ------------   ------------       ------------
Total net assets .........................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Investments in shares of The Trusts, at cost .............   $317,178,176   $943,898,995       $597,465,366
The Trusts shares held
 Class A .................................................             --             --                 --
 Class B .................................................     29,307,701    165,472,430         41,616,531

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             Multimanager
                                                              Large Cap       Multimanager       Multimanager
                                                             Core Equity    Large Cap Growth   Large Cap Value
                                                           --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $177,349,986      $322,426,053       $583,580,992
Receivable for The Trusts shares sold ....................            --                --                 --
Receivable for policy-related transactions ...............       296,960           126,112            211,959
                                                            ------------      ------------       ------------
  Total assets ...........................................   177,646,946       322,552,165        583,792,951
                                                            ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       296,960           126,112            211,960
Payable for policy-related transactions ..................            --                --                 --
                                                            ------------      ------------       ------------
  Total liabilities ......................................       296,960           126,112            211,960
                                                            ------------      ------------       ------------
Net Assets ...............................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Accumulation Units .......................................   177,274,499       322,414,670        583,473,054
Retained by AXA Equitable in Separate Account No. 49 .....        75,487            11,383            107,937
                                                            ------------      ------------       ------------
Total net assets .........................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Investments in shares of The Trusts, at cost .............  $165,933,852      $320,002,700       $583,901,035
The Trusts shares held
 Class A .................................................            --                --                 --
 Class B .................................................    15,202,358        33,348,314         49,489,876



                                                                                              Multimanager
                                                              Multimanager     Multimanager     Small Cap
                                                             Mid Cap Growth   Mid Cap Value      Growth
                                                            ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $414,235,592    $393,114,656    $246,233,562
Receivable for The Trusts shares sold ....................         118,814              --          16,716
Receivable for policy-related transactions ...............              --          26,966              --
                                                              ------------    ------------    ------------
  Total assets ...........................................     414,354,406     393,141,622     246,250,278
                                                              ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --          26,966              --
Payable for policy-related transactions ..................         118,813              --          16,716
                                                              ------------    ------------    ------------
  Total liabilities ......................................         118,813          26,966          16,716
                                                              ------------    ------------    ------------
Net Assets ...............................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Accumulation Units .......................................     414,208,917     392,988,023     242,158,973
Retained by AXA Equitable in Separate Account No. 49 .....          26,676         126,633       4,074,589
                                                              ------------    ------------    ------------
Total net assets .........................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Investments in shares of The Trusts, at cost .............    $419,139,954    $443,806,190    $265,598,907
The Trusts shares held
 Class A .................................................              --              --              --
 Class B .................................................      46,303,189      43,630,058      27,627,482

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              Multimanager    Multimanager   Target 2015
                                                            Small Cap Value    Technology     Allocation
                                                           ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........    $724,153,552    $374,178,541   $1,158,199
Receivable for The Trusts shares sold ....................         428,615              --           --
Receivable for policy-related transactions ...............              --       1,456,989           --
                                                              ------------    ------------   ----------
  Total assets ...........................................     724,582,167     375,635,530    1,158,199
                                                              ------------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --       1,456,989           --
Payable for policy-related transactions ..................         428,614              --           --
                                                              ------------    ------------   ----------
  Total liabilities ......................................         428,614       1,456,989           --
                                                              ------------    ------------   ----------
Net Assets ...............................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Accumulation Units .......................................     723,958,024     373,989,638           --
Retained by AXA Equitable in Separate Account No. 49 .....         195,529         188,903    1,158,199
                                                              ------------    ------------   ----------
Total net assets .........................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Investments in shares of The Trusts, at cost .............    $858,862,023    $313,319,118   $1,072,154
The Trusts shares held
 Class A .................................................               8              --       53,468
 Class B .................................................      64,423,873      28,831,713       53,285



                                                             Target 2025   Target 2035   Target 2045
                                                              Allocation    Allocation    Allocation
                                                            ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,168,454    $1,176,891    $1,188,695
Receivable for The Trusts shares sold ....................           --            --            --
Receivable for policy-related transactions ...............           --            --            --
                                                             ----------    ----------    ----------
  Total assets ...........................................    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..................           --            --            --
Payable for policy-related transactions ..................           --            --            --
                                                             ----------    ----------    ----------
  Total liabilities ......................................           --            --            --
                                                             ----------    ----------    ----------
Net Assets ...............................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Accumulation Units .......................................           --            --            --
Retained by AXA Equitable in Separate Account No. 49 .....    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Total net assets .........................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Investments in shares of The Trusts, at cost .............   $1,064,869    $1,055,071    $1,071,781
The Trusts shares held
 Class A .................................................       53,086        52,598        53,345
 Class B .................................................       52,905        52,419        53,166

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)



                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 14.25                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 14.01                   118
AXA Aggressive Allocation .................     Class B 1.15%        $ 13.90                   225
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.87                 3,160
AXA Aggressive Allocation .................     Class B 1.25%        $ 15.35                23,506
AXA Aggressive Allocation .................     Class B 1.30%        $ 14.58                25,941
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.79                 1,649
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.76                 5,174
AXA Aggressive Allocation .................     Class B 1.50%        $ 15.19                23,792
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.68                31,080
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.65                 3,517
AXA Aggressive Allocation .................     Class B 1.65%        $ 15.09                64,596
AXA Aggressive Allocation .................     Class B 1.70%        $ 15.05                 6,377
AXA Aggressive Allocation .................     Class B 1.80%        $ 13.54                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 13.49                    49
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.78                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.57                    --
AXA Conservative Allocation ...............     Class B 1.15%        $ 11.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 11.46                 1,472
AXA Conservative Allocation ...............     Class B 1.25%        $ 12.00                 5,888
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.97                 4,306
AXA Conservative Allocation ...............     Class B 1.35%        $ 11.39                 1,016
AXA Conservative Allocation ...............     Class B 1.40%        $ 11.37                 2,948
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.86                 9,705
AXA Conservative Allocation ...............     Class B 1.55%        $ 11.30                 4,087
AXA Conservative Allocation ...............     Class B 1.60%        $ 11.28                 1,731
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.79                10,068
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.76                 2,454
AXA Conservative Allocation ...............     Class B 1.80%        $ 11.19                     7
AXA Conservative Allocation ...............     Class B 1.90%        $ 11.15                     5
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 12.22                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 12.01                    --
AXA Conservative-Plus Allocation ..........     Class B 1.15%        $ 11.91                    33
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.89                 2,173
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.65                14,367
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.62                 6,473
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.82                   974
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.80                 3,876
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.51                20,000
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.73                 7,023
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.71                 1,825
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 12.43                23,580
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 12.40                 2,753
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.61                    --
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.57                     6
AXA Moderate Allocation ...................     Class B 0.50%        $ 63.00                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 57.03                    --
AXA Moderate Allocation ...................     Class B 1.15%        $ 54.56                    87
AXA Moderate Allocation ...................     Class B 1.20%        $ 53.95                 4,308
AXA Moderate Allocation ...................     Class B 1.25%        $ 13.37                69,894
AXA Moderate Allocation ...................     Class B 1.30%        $ 13.27                37,645
AXA Moderate Allocation ...................     Class B 1.35%        $ 52.19                 1,500
AXA Moderate Allocation ...................     Class B 1.40%        $ 51.61                 7,097
AXA Moderate Allocation ...................     Class B 1.50%        $ 13.22                85,730
AXA Moderate Allocation ...................     Class B 1.55%        $ 49.91                 9,394
AXA Moderate Allocation ...................     Class B 1.60%        $ 49.36                 3,439
AXA Moderate Allocation ...................     Class B 1.65%        $ 13.13               117,390
AXA Moderate Allocation ...................     Class B 1.70%        $ 48.27                 3,098

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Moderate Allocation ................................     Class B 1.80%       $  47.21                    36
AXA Moderate Allocation ................................     Class B 1.90%       $  46.16                     4
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                    --
AXA Moderate-Plus Allocation ...........................     Class B 0.95%       $  13.48                    16
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                   820
AXA Moderate-Plus Allocation ...........................     Class B 1.20%       $  13.34                10,734
AXA Moderate-Plus Allocation ...........................     Class B 1.25%       $  14.74               104,476
AXA Moderate-Plus Allocation ...........................     Class B 1.30%       $  14.71                75,948
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                 6,731
AXA Moderate-Plus Allocation ...........................     Class B 1.40%       $  13.24                18,918
AXA Moderate-Plus Allocation ...........................     Class B 1.50%       $  14.58               111,034
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                85,777
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                10,293
AXA Moderate-Plus Allocation ...........................     Class B 1.65%       $  14.48               240,939
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                23,506
AXA Moderate-Plus Allocation ...........................     Class B 1.80%       $  13.03                    41
AXA Moderate-Plus Allocation ...........................     Class B 1.90%       $  12.98                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%       $ 310.29                     1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%       $ 286.24                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%       $  14.18                10,999
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%       $  13.94                 2,328
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                   670
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%       $ 268.31                   602
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%       $  14.02                18,987
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                   377
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%       $  13.93                 7,057
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    65
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%       $ 235.69                     2
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%       $ 228.16                     2
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%       $  21.37                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%       $  20.49                 2,914
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%       $  10.93                 2,207
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%       $  10.83                   353
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                   579
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%       $  19.80                 4,012
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%       $  10.81                 3,139
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                   813
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                 1,956
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%       $  10.74                 2,177
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   404
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%       $  18.50                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%       $  18.19                     1
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    --
EQ/AllianceBernstein International .....................     Class B 0.95%       $  21.38                     6
EQ/AllianceBernstein International .....................     Class B 1.20%       $  20.70                 5,414
EQ/AllianceBernstein International .....................     Class B 1.25%       $  20.03                 9,113
EQ/AllianceBernstein International .....................     Class B 1.30%       $  19.90                 4,042
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                 1,872
EQ/AllianceBernstein International .....................     Class B 1.40%       $  20.17                 8,075
EQ/AllianceBernstein International .....................     Class B 1.50%       $  19.81                12,039
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                 5,611
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                 3,456
EQ/AllianceBernstein International .....................     Class B 1.65%       $  19.68                12,529

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein International ............     Class B 1.70%        $ 19.41                 2,236
EQ/AllianceBernstein International ............     Class B 1.80%        $ 19.16                    46
EQ/AllianceBernstein International ............     Class B 1.90%        $ 18.91                     7
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  8.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  8.14                    43
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.96                 4,750
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 13.91                 2,459
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 13.84                   881
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  7.86                 4,849
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  7.83                 7,231
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 13.75                 3,186
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                 7,920
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                 9,407
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 13.66                 3,311
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                 1,050
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  7.55                   108
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  7.49                    60
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.90                     2
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 17.26                 3,276
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 11.15                 4,076
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 11.07                 1,453
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                   436
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.77                 5,254
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 11.03                 6,434
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                 1,355
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                 1,861
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.96                 4,138
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   626
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.83                     3
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.60                    30
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 21.84                    16
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 21.26                 2,805
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 16.55                 3,394
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 16.46                 1,013
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                 2,476
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 20.80                 4,176
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 16.37                 5,401
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                 2,301
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                 2,356
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 16.27                 3,846
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   443
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 19.92                    15
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 19.71                     4
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 17.60                    44
EQ/AllianceBernstein Value ....................     Class B 0.95%        $  9.05                    --
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 17.16                18,463
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 14.42                19,821
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 14.35                 5,014
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                 5,583
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 16.81                26,898
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 14.27                29,046
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                 9,126
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                13,726

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                      Contract charges     Unit Value     Units Outstanding (000s)
                                                     ------------------   ------------   -------------------------
EQ/AllianceBernstein Value .......................     Class B 1.65%        $ 14.17                19,894
EQ/AllianceBernstein Value .......................     Class B 1.70%        $ 16.31                 3,123
EQ/AllianceBernstein Value .......................     Class B 1.80%        $ 16.14                   171
EQ/AllianceBernstein Value .......................     Class B 1.90%        $ 15.98                    36
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.29                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.18                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.12                   159
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.10                   720
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.09                   639
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.22                    51
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.07                   166
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.04                   643
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.03                   507
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.02                    89
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.00                 1,556
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 10.99                   227
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 10.97                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 10.94                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 11.04                   462
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.29                 1,608
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.27                   440
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.95                 1,129
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 11.17                 3,083
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 11.14                   773
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.86                   344
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 11.10                 3,847
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 11.07                   383
EQ/BlackRock Basic Value Equity ..................     Class B 0.50%        $ 26.45                    --
EQ/BlackRock Basic Value Equity ..................     Class B 0.95%        $ 25.20                    --
EQ/BlackRock Basic Value Equity ..................     Class B 1.20%        $ 24.53                 4,290
EQ/BlackRock Basic Value Equity ..................     Class B 1.25%        $ 14.48                 7,283
EQ/BlackRock Basic Value Equity ..................     Class B 1.30%        $ 14.40                 1,992
EQ/BlackRock Basic Value Equity ..................     Class B 1.35%        $ 24.14                 2,291
EQ/BlackRock Basic Value Equity ..................     Class B 1.40%        $ 24.01                 6,226
EQ/BlackRock Basic Value Equity ..................     Class B 1.50%        $ 14.32                10,153
EQ/BlackRock Basic Value Equity ..................     Class B 1.55%        $ 23.62                 2,381
EQ/BlackRock Basic Value Equity ..................     Class B 1.60%        $ 23.49                 2,711
EQ/BlackRock Basic Value Equity ..................     Class B 1.65%        $ 14.23                 7,001
EQ/BlackRock Basic Value Equity ..................     Class B 1.70%        $ 23.24                   842
EQ/BlackRock Basic Value Equity ..................     Class B 1.80%        $ 22.99                    26
EQ/BlackRock Basic Value Equity ..................     Class B 1.90%        $ 22.74                     5
EQ/BlackRock International Value .................     Class B 0.50%        $ 27.28                    --
EQ/BlackRock International Value .................     Class B 0.95%        $ 25.99                    27
EQ/BlackRock International Value .................     Class B 1.20%        $ 25.30                 4,143
EQ/BlackRock International Value .................     Class B 1.25%        $ 19.73                 7,019
EQ/BlackRock International Value .................     Class B 1.30%        $ 19.62                 2,421
EQ/BlackRock International Value .................     Class B 1.35%        $ 24.89                 4,966
EQ/BlackRock International Value .................     Class B 1.40%        $ 24.76                 5,376
EQ/BlackRock International Value .................     Class B 1.50%        $ 19.51                 9,808
EQ/BlackRock International Value .................     Class B 1.55%        $ 24.36                 4,881
EQ/BlackRock International Value .................     Class B 1.60%        $ 24.23                 3,272
EQ/BlackRock International Value .................     Class B 1.65%        $ 19.38                 9,184
EQ/BlackRock International Value .................     Class B 1.70%        $ 23.97                 1,136
EQ/BlackRock International Value .................     Class B 1.80%        $ 23.71                    71
EQ/BlackRock International Value .................     Class B 1.90%        $ 23.45                     7

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Boston Advisors Equity Income .........     Class B 0.50%        $  7.50                    --
EQ/Boston Advisors Equity Income .........     Class B 0.95%        $  7.19                     1
EQ/Boston Advisors Equity Income .........     Class B 1.20%        $  7.03                 1,373
EQ/Boston Advisors Equity Income .........     Class B 1.25%        $  7.00                 4,851
EQ/Boston Advisors Equity Income .........     Class B 1.30%        $  2.84                 3,300
EQ/Boston Advisors Equity Income .........     Class B 1.35%        $  6.93                   535
EQ/Boston Advisors Equity Income .........     Class B 1.40%        $  6.90                 2,508
EQ/Boston Advisors Equity Income .........     Class B 1.50%        $  6.84                 9,418
EQ/Boston Advisors Equity Income .........     Class B 1.55%        $  6.81                 2,391
EQ/Boston Advisors Equity Income .........     Class B 1.60%        $  6.78                   684
EQ/Boston Advisors Equity Income .........     Class B 1.65%        $  6.74                 5,771
EQ/Boston Advisors Equity Income .........     Class B 1.70%        $  6.71                   571
EQ/Boston Advisors Equity Income .........     Class B 1.80%        $  6.65                     3
EQ/Boston Advisors Equity Income .........     Class B 1.90%        $  6.59                    24
EQ/Calvert Socially Responsible ..........     Class B 0.50%        $ 10.74                    --
EQ/Calvert Socially Responsible ..........     Class B 0.95%        $ 10.34                    --
EQ/Calvert Socially Responsible ..........     Class B 1.20%        $ 10.13                   554
EQ/Calvert Socially Responsible ..........     Class B 1.25%        $ 13.27                   841
EQ/Calvert Socially Responsible ..........     Class B 1.30%        $ 13.22                   324
EQ/Calvert Socially Responsible ..........     Class B 1.35%        $ 10.00                   126
EQ/Calvert Socially Responsible ..........     Class B 1.40%        $  9.96                   793
EQ/Calvert Socially Responsible ..........     Class B 1.50%        $ 13.13                   748
EQ/Calvert Socially Responsible ..........     Class B 1.55%        $  9.83                   349
EQ/Calvert Socially Responsible ..........     Class B 1.60%        $  9.79                   250
EQ/Calvert Socially Responsible ..........     Class B 1.65%        $ 13.04                   982
EQ/Calvert Socially Responsible ..........     Class B 1.70%        $  9.71                   373
EQ/Calvert Socially Responsible ..........     Class B 1.80%        $  9.63                     1
EQ/Calvert Socially Responsible ..........     Class B 1.90%        $  9.54                    --
EQ/Capital Guardian Growth ...............     Class B 0.50%        $ 14.95                    --
EQ/Capital Guardian Growth ...............     Class B 0.95%        $ 14.25                     3
EQ/Capital Guardian Growth ...............     Class B 1.20%        $ 13.87                 1,946
EQ/Capital Guardian Growth ...............     Class B 1.25%        $ 12.45                 3,847
EQ/Capital Guardian Growth ...............     Class B 1.30%        $ 12.38                 2,506
EQ/Capital Guardian Growth ...............     Class B 1.35%        $ 13.64                 5,042
EQ/Capital Guardian Growth ...............     Class B 1.40%        $ 13.57                 2,022
EQ/Capital Guardian Growth ...............     Class B 1.50%        $ 12.32                 3,097
EQ/Capital Guardian Growth ...............     Class B 1.55%        $ 13.35                 3,136
EQ/Capital Guardian Growth ...............     Class B 1.60%        $ 13.28                 2,030
EQ/Capital Guardian Growth ...............     Class B 1.65%        $ 12.24                 9,279
EQ/Capital Guardian Growth ...............     Class B 1.70%        $ 13.14                 1,289
EQ/Capital Guardian Growth ...............     Class B 1.80%        $ 13.00                     9
EQ/Capital Guardian Growth ...............     Class B 1.90%        $ 12.85                     7
EQ/Capital Guardian Research .............     Class B 0.50%        $ 14.12                    --
EQ/Capital Guardian Research .............     Class B 0.95%        $ 13.58                    69
EQ/Capital Guardian Research .............     Class B 1.20%        $ 13.28                15,162
EQ/Capital Guardian Research .............     Class B 1.25%        $ 13.67                12,780
EQ/Capital Guardian Research .............     Class B 1.30%        $ 13.61                 2,267
EQ/Capital Guardian Research .............     Class B 1.35%        $ 13.11                10,718
EQ/Capital Guardian Research .............     Class B 1.40%        $ 13.05                16,864
EQ/Capital Guardian Research .............     Class B 1.50%        $ 13.53                11,133
EQ/Capital Guardian Research .............     Class B 1.55%        $ 12.88                 7,563
EQ/Capital Guardian Research .............     Class B 1.60%        $ 12.83                16,294
EQ/Capital Guardian Research .............     Class B 1.65%        $ 13.44                17,200
EQ/Capital Guardian Research .............     Class B 1.70%        $ 12.71                 3,063
EQ/Capital Guardian Research .............     Class B 1.80%        $ 12.60                   116
EQ/Capital Guardian Research .............     Class B 1.90%        $ 12.49                    11

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.35                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.28                   415
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.26                 2,330
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.40                 4,141
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                    76
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.21                   726
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.18                 3,432
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                 1,451
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                   246
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.14                 2,709
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 11.09                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 11.06                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 11.16                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 11.12                   963
EQ/Davis New York Venture .................     Class B 1.25%        $ 11.12                 2,234
EQ/Davis New York Venture .................     Class B 1.30%        $ 11.11                 3,823
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                   369
EQ/Davis New York Venture .................     Class B 1.40%        $ 11.09                 1,370
EQ/Davis New York Venture .................     Class B 1.50%        $ 11.08                 2,531
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                 3,797
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   634
EQ/Davis New York Venture .................     Class B 1.65%        $ 11.06                 7,823
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                 1,189
EQ/Davis New York Venture .................     Class B 1.80%        $ 11.04                    --
EQ/Davis New York Venture .................     Class B 1.90%        $ 11.02                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 32.82                     9
EQ/Equity 500 Index .......................     Class B 1.20%        $ 31.69                 6,323
EQ/Equity 500 Index .......................     Class B 1.25%        $ 14.24                11,374
EQ/Equity 500 Index .......................     Class B 1.30%        $ 14.14                 2,496
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                 4,648
EQ/Equity 500 Index .......................     Class B 1.40%        $ 30.81                 8,846
EQ/Equity 500 Index .......................     Class B 1.50%        $ 14.09                16,275
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                 4,204
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                 6,391
EQ/Equity 500 Index .......................     Class B 1.65%        $ 14.00                11,756
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                 1,547
EQ/Equity 500 Index .......................     Class B 1.80%        $ 29.13                   130
EQ/Equity 500 Index .......................     Class B 1.90%        $ 28.72                    14
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.82                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $ 10.76                 1,003
EQ/Evergreen International Bond ...........     Class B 1.25%        $ 10.75                 1,927
EQ/Evergreen International Bond ...........     Class B 1.30%        $ 10.74                 1,405
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                   227
EQ/Evergreen International Bond ...........     Class B 1.40%        $ 10.71                 1,650
EQ/Evergreen International Bond ...........     Class B 1.50%        $ 10.69                 3,771
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                 1,997
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                   777
EQ/Evergreen International Bond ...........     Class B 1.65%        $ 10.65                 4,959
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                   476
EQ/Evergreen International Bond ...........     Class B 1.80%        $ 10.62                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $ 10.59                     3

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Evergreen Omega ..................     Class B 0.50%        $ 10.58                    --
EQ/Evergreen Omega ..................     Class B 0.95%        $ 10.16                    --
EQ/Evergreen Omega ..................     Class B 1.20%        $  9.93                 1,978
EQ/Evergreen Omega ..................     Class B 1.25%        $ 13.34                 2,119
EQ/Evergreen Omega ..................     Class B 1.30%        $ 13.28                   550
EQ/Evergreen Omega ..................     Class B 1.35%        $  9.80                   351
EQ/Evergreen Omega ..................     Class B 1.40%        $  9.75                 2,548
EQ/Evergreen Omega ..................     Class B 1.50%        $ 13.20                 2,342
EQ/Evergreen Omega ..................     Class B 1.55%        $  9.62                 1,089
EQ/Evergreen Omega ..................     Class B 1.60%        $  9.58                 1,455
EQ/Evergreen Omega ..................     Class B 1.65%        $ 13.11                 2,691
EQ/Evergreen Omega ..................     Class B 1.70%        $  9.49                   249
EQ/Evergreen Omega ..................     Class B 1.80%        $  9.40                    --
EQ/Evergreen Omega ..................     Class B 1.90%        $  9.32                     2
EQ/FI Mid Cap .......................     Class B 0.50%        $ 14.59                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 14.12                    28
EQ/FI Mid Cap .......................     Class B 1.20%        $ 13.86                 9,544
EQ/FI Mid Cap .......................     Class B 1.25%        $ 16.04                 8,656
EQ/FI Mid Cap .......................     Class B 1.30%        $ 15.98                 2,442
EQ/FI Mid Cap .......................     Class B 1.35%        $ 13.70                 1,295
EQ/FI Mid Cap .......................     Class B 1.40%        $ 13.65                12,038
EQ/FI Mid Cap .......................     Class B 1.50%        $ 15.87                11,622
EQ/FI Mid Cap .......................     Class B 1.55%        $ 13.50                 6,060
EQ/FI Mid Cap .......................     Class B 1.60%        $ 13.45                 6,276
EQ/FI Mid Cap .......................     Class B 1.65%        $ 15.77                10,337
EQ/FI Mid Cap .......................     Class B 1.70%        $ 13.35                 2,166
EQ/FI Mid Cap .......................     Class B 1.80%        $ 13.25                    33
EQ/FI Mid Cap .......................     Class B 1.90%        $ 13.15                     4
EQ/Franklin Income ..................     Class B 0.50%        $ 10.62                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.56                     1
EQ/Franklin Income ..................     Class B 1.20%        $ 10.52                 2,628
EQ/Franklin Income ..................     Class B 1.25%        $ 10.51                 5,438
EQ/Franklin Income ..................     Class B 1.30%        $ 10.51                 7,144
EQ/Franklin Income ..................     Class B 1.35%        $ 10.50                   444
EQ/Franklin Income ..................     Class B 1.40%        $ 10.49                 3,642
EQ/Franklin Income ..................     Class B 1.50%        $ 10.48                 7,720
EQ/Franklin Income ..................     Class B 1.55%        $ 10.47                 6,851
EQ/Franklin Income ..................     Class B 1.60%        $ 10.46                 2,051
EQ/Franklin Income ..................     Class B 1.65%        $ 10.46                19,931
EQ/Franklin Income ..................     Class B 1.70%        $ 10.45                 1,574
EQ/Franklin Income ..................     Class B 1.80%        $ 10.44                    15
EQ/Franklin Income ..................     Class B 1.90%        $ 10.42                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $  9.86                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $  9.81                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $  9.77                   171
EQ/Franklin Small Cap Value .........     Class B 1.25%        $  9.77                   459
EQ/Franklin Small Cap Value .........     Class B 1.30%        $  9.76                 1,033
EQ/Franklin Small Cap Value .........     Class B 1.35%        $  9.75                    47
EQ/Franklin Small Cap Value .........     Class B 1.40%        $  9.75                   265
EQ/Franklin Small Cap Value .........     Class B 1.50%        $  9.73                   511
EQ/Franklin Small Cap Value .........     Class B 1.55%        $  9.73                   936
EQ/Franklin Small Cap Value .........     Class B 1.60%        $  9.72                    73
EQ/Franklin Small Cap Value .........     Class B 1.65%        $  9.71                 2,069
EQ/Franklin Small Cap Value .........     Class B 1.70%        $  9.71                   421
EQ/Franklin Small Cap Value .........     Class B 1.80%        $  9.70                    --
EQ/Franklin Small Cap Value .........     Class B 1.90%        $  9.68                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.95%        $  9.54                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   158
EQ/Franklin Templeton Founding Strategy .........     Class B 1.20%        $  9.52                   863
EQ/Franklin Templeton Founding Strategy .........     Class B 1.25%        $  9.52                 2,777
EQ/Franklin Templeton Founding Strategy .........     Class B 1.30%        $  9.52                21,512
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                   308
EQ/Franklin Templeton Founding Strategy .........     Class B 1.40%        $  9.51                 1,530
EQ/Franklin Templeton Founding Strategy .........     Class B 1.50%        $  9.51                 2,859
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                13,483
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                 1,153
EQ/Franklin Templeton Founding Strategy .........     Class B 1.65%        $  9.50                36,003
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                 2,805
EQ/Franklin Templeton Founding Strategy .........     Class B 1.80%        $  9.49                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.90%        $  9.48                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.95%        $ 11.99                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.20%        $ 11.91                   362
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.25%        $ 11.89                 1,654
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.30%        $ 11.67                 1,148
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                    77
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.40%        $ 11.85                   903
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.50%        $ 11.81                 2,544
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                 1,416
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   230
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.65%        $ 11.77                 2,502
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                   337
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.80%        $ 11.72                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.90%        $ 11.69                    --
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                    --
EQ/GAMCO Small Company Value ....................     Class B 0.95%        $ 32.07                     1
EQ/GAMCO Small Company Value ....................     Class B 1.20%        $ 30.54                   909
EQ/GAMCO Small Company Value ....................     Class B 1.25%        $ 30.24                 2,364
EQ/GAMCO Small Company Value ....................     Class B 1.30%        $ 46.43                   981
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                   311
EQ/GAMCO Small Company Value ....................     Class B 1.40%        $ 29.36                 1,218
EQ/GAMCO Small Company Value ....................     Class B 1.50%        $ 28.78                 3,742
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                 2,211
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                   300
EQ/GAMCO Small Company Value ....................     Class B 1.65%        $ 27.94                 3,011
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   618
EQ/GAMCO Small Company Value ....................     Class B 1.80%        $ 27.13                     1
EQ/GAMCO Small Company Value ....................     Class B 1.90%        $ 26.60                     7
EQ/International Growth .........................     Class B 0.50%        $ 16.72                    --
EQ/International Growth .........................     Class B 0.95%        $ 16.51                    --
EQ/International Growth .........................     Class B 1.20%        $ 16.40                   594
EQ/International Growth .........................     Class B 1.25%        $ 16.38                 1,672
EQ/International Growth .........................     Class B 1.30%        $  7.26                 3,231
EQ/International Growth .........................     Class B 1.35%        $ 16.34                   264
EQ/International Growth .........................     Class B 1.40%        $ 16.32                 1,188
EQ/International Growth .........................     Class B 1.50%        $ 16.27                 2,647
EQ/International Growth .........................     Class B 1.55%        $ 16.25                 1,865
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   409
EQ/International Growth .........................     Class B 1.65%        $ 16.21                 3,860
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   665

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/International Growth .................     Class B 1.80%        $ 16.14                     6
EQ/International Growth .................     Class B 1.90%        $ 16.10                    --
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.88                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 15.18                    25
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.80                10,033
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 11.09                13,997
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 11.03                 3,598
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.57                 5,253
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.50                14,294
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.96                18,138
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.28                 8,678
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.21                10,140
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.89                14,134
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 14.07                 1,473
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.92                   130
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.78                    29
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.16                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.35                    10
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 15.91                 2,625
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.31                 1,615
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.23                   648
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 15.66                 8,143
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.57                 3,426
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.15                 1,712
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.32                 3,721
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.24                 3,182
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.06                 2,094
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.08                   288
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 14.91                    59
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 14.75                    15
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 10.61                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 10.50                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 10.44                   528
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 10.43                 2,132
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 10.42                 1,065
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 10.56                   156
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 10.39                   692
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 10.37                 3,207
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 10.36                 1,312
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 10.35                   503
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 10.34                 7,005
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 10.32                   809
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 10.30                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 10.28                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.89                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.76                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.68                   549
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.67                 2,086
EQ/Long Term Bond .......................     Class B 1.30%        $  8.13                 1,046
EQ/Long Term Bond .......................     Class B 1.35%        $ 10.64                   246
EQ/Long Term Bond .......................     Class B 1.40%        $ 10.63                 1,010
EQ/Long Term Bond .......................     Class B 1.50%        $ 10.60                 2,861
EQ/Long Term Bond .......................     Class B 1.55%        $ 10.58                 1,048
EQ/Long Term Bond .......................     Class B 1.60%        $ 10.57                   315
EQ/Long Term Bond .......................     Class B 1.65%        $ 10.55                 1,635
EQ/Long Term Bond .......................     Class B 1.70%        $ 10.54                   248

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Long Term Bond ........................     Class B 1.80%        $ 10.51                    --
EQ/Long Term Bond ........................     Class B 1.90%        $ 10.48                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.80                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.64                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.56                   319
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.54                 1,737
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.58                   975
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.51                   356
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.49                   678
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.46                 2,178
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.44                 1,062
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.42                   368
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.41                 3,773
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.39                   369
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.36                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.32                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 13.11                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 12.96                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 12.87                   140
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 12.85                   928
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 12.92                   524
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 12.82                    86
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 12.80                   391
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 12.77                 1,237
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 12.75                   497
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 12.73                   161
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 12.71                 1,698
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 12.70                   442
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 12.66                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 12.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.55                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.40                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.32                   722
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.30                 4,081
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.40                 2,011
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.27                   259
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.25                 1,256
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.22                 4,635
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.20                 2,108
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.18                   480
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.17                 7,885
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.15                   888
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.12                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.09                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 19.52                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 18.97                    13
EQ/Marsico Focus .........................     Class B 1.20%        $ 18.67                11,637
EQ/Marsico Focus .........................     Class B 1.25%        $ 15.35                16,822
EQ/Marsico Focus .........................     Class B 1.30%        $ 15.30                 5,402
EQ/Marsico Focus .........................     Class B 1.35%        $ 18.49                 1,429
EQ/Marsico Focus .........................     Class B 1.40%        $ 18.43                16,976
EQ/Marsico Focus .........................     Class B 1.50%        $ 15.19                21,594
EQ/Marsico Focus .........................     Class B 1.55%        $ 18.25                 5,863
EQ/Marsico Focus .........................     Class B 1.60%        $ 18.20                 7,491
EQ/Marsico Focus .........................     Class B 1.65%        $ 15.09                25,093
EQ/Marsico Focus .........................     Class B 1.70%        $ 18.08                 3,346

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Marsico Focus ....................     Class B 1.80%        $ 17.96                    53
EQ/Marsico Focus ....................     Class B 1.90%        $ 17.85                     5
EQ/Money Market .....................     Class B 0.00%        $ 43.51                   129
EQ/Money Market .....................     Class B 0.50%        $ 38.11                    --
EQ/Money Market .....................     Class B 0.95%        $ 33.81                     4
EQ/Money Market .....................     Class B 1.15%        $ 11.23                   103
EQ/Money Market .....................     Class B 1.15%        $ 32.05                 3,160
EQ/Money Market .....................     Class B 1.20%        $ 31.62                 1,791
EQ/Money Market .....................     Class B 1.25%        $ 10.73                 4,875
EQ/Money Market .....................     Class B 1.30%        $ 10.58                 1,895
EQ/Money Market .....................     Class B 1.35%        $ 30.37                 2,271
EQ/Money Market .....................     Class B 1.40%        $ 29.97                 3,210
EQ/Money Market .....................     Class B 1.50%        $ 10.62                10,650
EQ/Money Market .....................     Class B 1.55%        $ 28.78                 3,506
EQ/Money Market .....................     Class B 1.60%        $ 28.40                 3,889
EQ/Money Market .....................     Class B 1.65%        $ 10.55                 8,854
EQ/Money Market .....................     Class B 1.70%        $ 27.65                 1,051
EQ/Money Market .....................     Class B 1.80%        $ 26.91                    73
EQ/Money Market .....................     Class B 1.90%        $ 26.20                     7
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  6.32                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  6.07                     8
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  5.93                   871
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  5.90                 2,019
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  2.36                 2,099
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  5.85                   441
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  5.82                 2,244
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  5.77                 3,353
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  5.74                 1,806
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  5.72                   656
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  5.69                 4,503
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  5.66                   657
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  5.61                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  5.56                    --
EQ/Mutual shares ....................     Class B 0.50%        $ 10.86                    --
EQ/Mutual shares ....................     Class B 0.95%        $ 10.80                     3
EQ/Mutual shares ....................     Class B 1.20%        $ 10.76                   999
EQ/Mutual shares ....................     Class B 1.25%        $ 10.75                 3,036
EQ/Mutual shares ....................     Class B 1.30%        $ 10.75                 5,018
EQ/Mutual shares ....................     Class B 1.35%        $ 10.74                   210
EQ/Mutual shares ....................     Class B 1.40%        $ 10.73                 1,652
EQ/Mutual shares ....................     Class B 1.50%        $ 10.72                 3,106
EQ/Mutual shares ....................     Class B 1.55%        $ 10.71                 3,519
EQ/Mutual shares ....................     Class B 1.60%        $ 10.70                   748
EQ/Mutual shares ....................     Class B 1.65%        $ 10.70                12,811
EQ/Mutual shares ....................     Class B 1.70%        $ 10.69                 1,727
EQ/Mutual shares ....................     Class B 1.80%        $ 10.67                     6
EQ/Mutual shares ....................     Class B 1.90%        $ 10.66                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.70                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.63                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.59                   315
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.58                   772
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 11.58                 1,541
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 11.57                   146
EQ/Oppenheimer Global ...............     Class B 1.40%        $ 11.56                   647
EQ/Oppenheimer Global ...............     Class B 1.50%        $ 11.54                   979
EQ/Oppenheimer Global ...............     Class B 1.55%        $ 11.54                 1,565

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   230
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.52                 2,779
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   674
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.50                    --
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.48                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 11.21                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 11.17                   142
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 11.16                   378
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 11.16                   487
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                    67
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 11.14                   153
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 11.13                   516
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   683
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    66
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 11.11                   743
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   154
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 11.08                     6
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 10.81                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 10.78                   115
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 10.77                   469
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 10.76                   886
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                    51
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 10.75                   327
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 10.73                   681
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                 1,020
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   123
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 10.71                 1,662
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   277
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 10.69                     3
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 10.68                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $ 10.94                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $ 10.86                 1,641
EQ/PIMCO Real Return ...........................     Class B 1.25%        $ 10.85                 7,128
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  9.45                 3,197
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                   444
EQ/PIMCO Real Return ...........................     Class B 1.40%        $ 10.80                 2,804
EQ/PIMCO Real Return ...........................     Class B 1.50%        $ 10.78                 9,876
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                 3,625
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                 1,098
EQ/PIMCO Real Return ...........................     Class B 1.65%        $ 10.73                14,527
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                 1,235
EQ/PIMCO Real Return ...........................     Class B 1.80%        $ 10.69                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $ 10.66                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.75                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.68                   339
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.66                 1,111
EQ/Short Duration Bond .........................     Class B 1.30%        $ 10.26                   488
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                   189
EQ/Short Duration Bond .........................     Class B 1.40%        $ 10.62                   633
EQ/Short Duration Bond .........................     Class B 1.50%        $ 10.59                 1,196
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                   603

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/Short Duration Bond ................     Class B 1.60%        $ 10.56                   588
EQ/Short Duration Bond ................     Class B 1.65%        $ 10.55                 2,217
EQ/Short Duration Bond ................     Class B 1.70%        $ 10.53                   262
EQ/Short Duration Bond ................     Class B 1.80%        $ 10.50                     1
EQ/Short Duration Bond ................     Class B 1.90%        $ 10.48                     3
EQ/Small Company Index ................     Class B 0.50%        $ 18.09                    --
EQ/Small Company Index ................     Class B 0.95%        $ 17.28                    14
EQ/Small Company Index ................     Class B 1.20%        $ 16.85                 2,937
EQ/Small Company Index ................     Class B 1.25%        $ 14.46                 3,740
EQ/Small Company Index ................     Class B 1.30%        $ 14.39                 1,354
EQ/Small Company Index ................     Class B 1.35%        $ 16.60                 1,203
EQ/Small Company Index ................     Class B 1.40%        $ 16.51                 4,494
EQ/Small Company Index ................     Class B 1.50%        $ 14.31                 5,443
EQ/Small Company Index ................     Class B 1.55%        $ 16.27                 2,196
EQ/Small Company Index ................     Class B 1.60%        $ 16.18                 2,100
EQ/Small Company Index ................     Class B 1.65%        $ 14.21                 4,773
EQ/Small Company Index ................     Class B 1.70%        $ 16.02                   713
EQ/Small Company Index ................     Class B 1.80%        $ 15.86                    13
EQ/Small Company Index ................     Class B 1.90%        $ 15.70                     5
EQ/T. Rowe Price Growth Stock .........     Class B 0.50%        $ 20.63                    --
EQ/T. Rowe Price Growth Stock .........     Class B 0.95%        $ 18.89                     6
EQ/T. Rowe Price Growth Stock .........     Class B 1.20%        $ 17.99                 1,687
EQ/T. Rowe Price Growth Stock .........     Class B 1.25%        $ 17.81                 1,733
EQ/T. Rowe Price Growth Stock .........     Class B 1.30%        $  6.75                 1,437
EQ/T. Rowe Price Growth Stock .........     Class B 1.35%        $ 17.46                   415
EQ/T. Rowe Price Growth Stock .........     Class B 1.40%        $ 17.29                 2,373
EQ/T. Rowe Price Growth Stock .........     Class B 1.50%        $ 16.95                 2,969
EQ/T. Rowe Price Growth Stock .........     Class B 1.55%        $ 16.79                 2,146
EQ/T. Rowe Price Growth Stock .........     Class B 1.60%        $ 16.62                 1,641
EQ/T. Rowe Price Growth Stock .........     Class B 1.65%        $ 16.46                 3,120
EQ/T. Rowe Price Growth Stock .........     Class B 1.70%        $ 16.30                   401
EQ/T. Rowe Price Growth Stock .........     Class B 1.80%        $ 15.98                    12
EQ/T. Rowe Price Growth Stock .........     Class B 1.90%        $ 15.67                    11
EQ/Templeton Growth ...................     Class B 0.50%        $ 10.96                    --
EQ/Templeton Growth ...................     Class B 0.95%        $ 10.89                     1
EQ/Templeton Growth ...................     Class B 1.20%        $ 10.86                   775
EQ/Templeton Growth ...................     Class B 1.25%        $ 10.85                 2,332
EQ/Templeton Growth ...................     Class B 1.30%        $ 10.84                 4,461
EQ/Templeton Growth ...................     Class B 1.35%        $ 10.83                   228
EQ/Templeton Growth ...................     Class B 1.40%        $ 10.83                   963
EQ/Templeton Growth ...................     Class B 1.50%        $ 10.81                 2,461
EQ/Templeton Growth ...................     Class B 1.55%        $ 10.80                 2,998
EQ/Templeton Growth ...................     Class B 1.60%        $ 10.80                   572
EQ/Templeton Growth ...................     Class B 1.65%        $ 10.79                10,518
EQ/Templeton Growth ...................     Class B 1.70%        $ 10.78                   853
EQ/Templeton Growth ...................     Class B 1.80%        $ 10.77                     5
EQ/Templeton Growth ...................     Class B 1.90%        $ 10.75                    --
EQ/UBS Growth and Income ..............     Class B 0.50%        $  6.74                    --
EQ/UBS Growth and Income ..............     Class B 0.95%        $  6.47                     6
EQ/UBS Growth and Income ..............     Class B 1.20%        $  6.32                   498
EQ/UBS Growth and Income ..............     Class B 1.25%        $  6.30                 2,181
EQ/UBS Growth and Income ..............     Class B 1.30%        $  2.46                 2,349
EQ/UBS Growth and Income ..............     Class B 1.35%        $  6.24                   129
EQ/UBS Growth and Income ..............     Class B 1.40%        $  6.21                   629
EQ/UBS Growth and Income ..............     Class B 1.50%        $  6.15                 4,065
EQ/UBS Growth and Income ..............     Class B 1.55%        $  6.12                 1,796

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.10                   300
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.07                 3,079
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.04                    89
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.98                     1
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.93                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 11.73                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 11.59                     1
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.51                   559
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.50                 4,546
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.48                 2,074
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.47                   298
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.45                   891
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.42                 3,774
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.41                 1,990
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.39                   424
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.38                 9,921
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.36                   539
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.33                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.30                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 28.86                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 27.54                    32
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 26.83                 3,820
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 34.95                 6,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 34.76                 2,799
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 26.41                 2,238
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 26.27                 8,000
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 34.57                10,658
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                 5,992
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                 3,354
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 34.34                 8,306
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                 1,726
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 25.19                    19
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 24.92                     2
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 16.28                     4
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 16.17                   936
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 16.15                 2,890
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 16.12                 1,545
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                   336
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 16.08                 1,604
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 16.04                 3,601
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                 2,291
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   507
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 15.97                 5,059
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                   782
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 15.91                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 15.87                    --
EQ/Van Kampen Real Estate .....................     Class B 1.20%        $  8.29                 1,897
EQ/Van Kampen Real Estate .....................     Class B 1.25%        $  8.29                10,172
EQ/Van Kampen Real Estate .....................     Class B 1.30%        $  8.29                 3,973
EQ/Van Kampen Real Estate .....................     Class B 1.40%        $  8.28                 3,859
EQ/Van Kampen Real Estate .....................     Class B 1.50%        $  8.28                15,751
EQ/Van Kampen Real Estate .....................     Class B 1.55%        $  8.28                 4,762
EQ/Van Kampen Real Estate .....................     Class B 1.60%        $  8.28                   720
EQ/Van Kampen Real Estate .....................     Class B 1.65%        $  8.27                11,901
EQ/Van Kampen Real Estate .....................     Class B 1.70%        $  8.27                 1,440

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
MarketPLUS International Core .........     Class B 0.50%        $ 17.78                    --
MarketPLUS International Core .........     Class B 0.95%        $ 17.10                    38
MarketPLUS International Core .........     Class B 1.20%        $ 16.73                 5,905
MarketPLUS International Core .........     Class B 1.25%        $ 19.45                 7,341
MarketPLUS International Core .........     Class B 1.30%        $ 19.36                 1,892
MarketPLUS International Core .........     Class B 1.35%        $ 16.51                 2,344
MarketPLUS International Core .........     Class B 1.40%        $ 16.43                 7,442
MarketPLUS International Core .........     Class B 1.50%        $ 19.24                 7,196
MarketPLUS International Core .........     Class B 1.55%        $ 16.22                 3,598
MarketPLUS International Core .........     Class B 1.60%        $ 16.15                 7,394
MarketPLUS International Core .........     Class B 1.65%        $ 19.11                12,092
MarketPLUS International Core .........     Class B 1.70%        $ 16.01                 2,289
MarketPLUS International Core .........     Class B 1.80%        $ 15.87                    29
MarketPLUS International Core .........     Class B 1.90%        $ 15.73                     6
MarketPLUS Large Cap Core .............     Class B 0.50%        $ 11.71                    --
MarketPLUS Large Cap Core .............     Class B 0.95%        $ 11.24                     4
MarketPLUS Large Cap Core .............     Class B 1.20%        $ 10.99                 2,815
MarketPLUS Large Cap Core .............     Class B 1.25%        $ 14.10                   965
MarketPLUS Large Cap Core .............     Class B 1.30%        $ 14.03                   162
MarketPLUS Large Cap Core .............     Class B 1.35%        $ 10.84                 2,567
MarketPLUS Large Cap Core .............     Class B 1.40%        $ 10.79                 3,371
MarketPLUS Large Cap Core .............     Class B 1.50%        $ 13.94                 1,258
MarketPLUS Large Cap Core .............     Class B 1.55%        $ 10.64                 3,557
MarketPLUS Large Cap Core .............     Class B 1.60%        $ 10.60                 5,022
MarketPLUS Large Cap Core .............     Class B 1.65%        $ 13.85                 1,364
MarketPLUS Large Cap Core .............     Class B 1.70%        $ 10.50                   458
MarketPLUS Large Cap Core .............     Class B 1.80%        $ 10.40                    39
MarketPLUS Large Cap Core .............     Class B 1.90%        $ 10.31                     3
MarketPLUS Large Cap Growth ...........     Class B 0.50%        $ 18.86                    --
MarketPLUS Large Cap Growth ...........     Class B 0.95%        $ 17.97                    21
MarketPLUS Large Cap Growth ...........     Class B 1.20%        $ 17.49                 1,461
MarketPLUS Large Cap Growth ...........     Class B 1.25%        $ 14.91                 1,842
MarketPLUS Large Cap Growth ...........     Class B 1.30%        $ 14.83                   747
MarketPLUS Large Cap Growth ...........     Class B 1.35%        $ 17.21                 4,084
MarketPLUS Large Cap Growth ...........     Class B 1.40%        $ 17.12                 2,206
MarketPLUS Large Cap Growth ...........     Class B 1.50%        $ 14.75                 3,292
MarketPLUS Large Cap Growth ...........     Class B 1.55%        $ 16.84                 2,698
MarketPLUS Large Cap Growth ...........     Class B 1.60%        $ 16.75                 2,691
MarketPLUS Large Cap Growth ...........     Class B 1.65%        $ 14.66                 2,960
MarketPLUS Large Cap Growth ...........     Class B 1.70%        $ 16.57                   492
MarketPLUS Large Cap Growth ...........     Class B 1.80%        $ 16.39                     8
MarketPLUS Large Cap Growth ...........     Class B 1.90%        $ 16.21                     1
MarketPLUS Mid Cap Value ..............     Class B 0.50%        $ 18.67                    --
MarketPLUS Mid Cap Value ..............     Class B 0.95%        $ 17.79                    14
MarketPLUS Mid Cap Value ..............     Class B 1.20%        $ 17.32                 6,623
MarketPLUS Mid Cap Value ..............     Class B 1.25%        $ 15.27                 6,788
MarketPLUS Mid Cap Value ..............     Class B 1.30%        $ 15.19                 1,507
MarketPLUS Mid Cap Value ..............     Class B 1.35%        $ 17.04                 1,031
MarketPLUS Mid Cap Value ..............     Class B 1.40%        $ 16.95                 9,165
MarketPLUS Mid Cap Value ..............     Class B 1.50%        $ 15.10                 9,736
MarketPLUS Mid Cap Value ..............     Class B 1.55%        $ 16.67                 3,624
MarketPLUS Mid Cap Value ..............     Class B 1.60%        $ 16.58                 4,320
MarketPLUS Mid Cap Value ..............     Class B 1.65%        $ 15.00                 6,668
MarketPLUS Mid Cap Value ..............     Class B 1.70%        $ 16.40                 1,069
MarketPLUS Mid Cap Value ..............     Class B 1.80%        $ 16.23                    36
MarketPLUS Mid Cap Value ..............     Class B 1.90%        $ 16.05                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
Multimanager Aggressive Equity .........     Class B 0.50%        $ 79.11                    --
Multimanager Aggressive Equity .........     Class B 0.95%        $ 71.62                     1
Multimanager Aggressive Equity .........     Class B 1.20%        $ 67.76                   185
Multimanager Aggressive Equity .........     Class B 1.25%        $ 14.42                   861
Multimanager Aggressive Equity .........     Class B 1.30%        $ 14.25                   238
Multimanager Aggressive Equity .........     Class B 1.35%        $ 65.53                   364
Multimanager Aggressive Equity .........     Class B 1.40%        $ 64.81                   259
Multimanager Aggressive Equity .........     Class B 1.50%        $ 14.26                 1,381
Multimanager Aggressive Equity .........     Class B 1.55%        $ 62.68                   180
Multimanager Aggressive Equity .........     Class B 1.60%        $ 61.99                   233
Multimanager Aggressive Equity .........     Class B 1.65%        $ 14.17                 1,191
Multimanager Aggressive Equity .........     Class B 1.70%        $ 60.62                    56
Multimanager Aggressive Equity .........     Class B 1.80%        $ 59.28                     1
Multimanager Aggressive Equity .........     Class B 1.90%        $ 57.97                    --
Multimanager Core Bond .................     Class B 0.50%        $ 12.69                    --
Multimanager Core Bond .................     Class B 0.95%        $ 12.35                    --
Multimanager Core Bond .................     Class B 1.20%        $ 12.17                 9,376
Multimanager Core Bond .................     Class B 1.25%        $ 11.28                 5,597
Multimanager Core Bond .................     Class B 1.30%        $ 11.28                 1,109
Multimanager Core Bond .................     Class B 1.35%        $ 12.06                   622
Multimanager Core Bond .................     Class B 1.40%        $ 12.02                15,088
Multimanager Core Bond .................     Class B 1.50%        $ 11.16                 8,539
Multimanager Core Bond .................     Class B 1.55%        $ 11.91                 2,253
Multimanager Core Bond .................     Class B 1.60%        $ 11.87                 5,230
Multimanager Core Bond .................     Class B 1.65%        $ 11.08                 6,566
Multimanager Core Bond .................     Class B 1.70%        $ 11.80                 1,494
Multimanager Core Bond .................     Class B 1.80%        $ 11.73                    63
Multimanager Core Bond .................     Class B 1.90%        $ 11.66                    10
Multimanager Health Care ...............     Class B 0.50%        $ 13.68                    --
Multimanager Health Care ...............     Class B 0.95%        $ 13.31                     2
Multimanager Health Care ...............     Class B 1.20%        $ 13.11                 2,899
Multimanager Health Care ...............     Class B 1.25%        $ 13.85                 3,186
Multimanager Health Care ...............     Class B 1.30%        $ 13.81                   845
Multimanager Health Care ...............     Class B 1.35%        $ 12.99                   273
Multimanager Health Care ...............     Class B 1.40%        $ 12.95                 4,337
Multimanager Health Care ...............     Class B 1.50%        $ 13.70                 5,087
Multimanager Health Care ...............     Class B 1.55%        $ 12.83                 1,640
Multimanager Health Care ...............     Class B 1.60%        $ 12.79                 1,241
Multimanager Health Care ...............     Class B 1.65%        $ 13.61                 4,083
Multimanager Health Care ...............     Class B 1.70%        $ 12.72                   390
Multimanager Health Care ...............     Class B 1.80%        $ 12.64                     9
Multimanager Health Care ...............     Class B 1.90%        $ 12.56                     1
Multimanager High Yield ................     Class B 0.50%        $ 39.58                    --
Multimanager High Yield ................     Class B 0.95%        $ 35.98                     5
Multimanager High Yield ................     Class B 1.20%        $ 34.12                 3,358
Multimanager High Yield ................     Class B 1.25%        $ 12.80                 7,564
Multimanager High Yield ................     Class B 1.30%        $ 12.66                 1,768
Multimanager High Yield ................     Class B 1.35%        $ 33.05                 1,569
Multimanager High Yield ................     Class B 1.40%        $ 32.70                 5,056
Multimanager High Yield ................     Class B 1.50%        $ 12.66                12,794
Multimanager High Yield ................     Class B 1.55%        $ 31.67                 2,103
Multimanager High Yield ................     Class B 1.60%        $ 31.34                 2,743
Multimanager High Yield ................     Class B 1.65%        $ 12.58                 7,716
Multimanager High Yield ................     Class B 1.70%        $ 30.68                   526
Multimanager High Yield ................     Class B 1.80%        $ 30.03                    19
Multimanager High Yield ................     Class B 1.90%        $ 29.39                     4

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   --
Multimanager International Equity ..........     Class B 0.95%        $ 19.25                    3
Multimanager International Equity ..........     Class B 1.20%        $ 18.96                3,283
Multimanager International Equity ..........     Class B 1.25%        $ 20.51                4,242
Multimanager International Equity ..........     Class B 1.30%        $ 20.44                1,524
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                  652
Multimanager International Equity ..........     Class B 1.40%        $ 18.73                5,534
Multimanager International Equity ..........     Class B 1.50%        $ 20.28                6,567
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                2,753
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                1,972
Multimanager International Equity ..........     Class B 1.65%        $ 20.15                7,136
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                1,047
Multimanager International Equity ..........     Class B 1.80%        $ 18.28                   10
Multimanager International Equity ..........     Class B 1.90%        $ 18.17                    2
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                   --
Multimanager Large Cap Core Equity .........     Class B 0.95%        $ 13.09                   --
Multimanager Large Cap Core Equity .........     Class B 1.20%        $ 12.89                2,196
Multimanager Large Cap Core Equity .........     Class B 1.25%        $ 14.06                1,045
Multimanager Large Cap Core Equity .........     Class B 1.30%        $ 14.02                  349
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                  233
Multimanager Large Cap Core Equity .........     Class B 1.40%        $ 12.73                3,600
Multimanager Large Cap Core Equity .........     Class B 1.50%        $ 13.91                1,897
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                  750
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                1,291
Multimanager Large Cap Core Equity .........     Class B 1.65%        $ 13.82                1,624
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                  473
Multimanager Large Cap Core Equity .........     Class B 1.80%        $ 12.43                   13
Multimanager Large Cap Core Equity .........     Class B 1.90%        $ 12.35                   --
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                   --
Multimanager Large Cap Growth ..............     Class B 0.95%        $ 10.84                   --
Multimanager Large Cap Growth ..............     Class B 1.20%        $ 10.67                3,987
Multimanager Large Cap Growth ..............     Class B 1.25%        $ 12.71                2,651
Multimanager Large Cap Growth ..............     Class B 1.30%        $ 12.67                  674
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                  486
Multimanager Large Cap Growth ..............     Class B 1.40%        $ 10.54                7,322
Multimanager Large Cap Growth ..............     Class B 1.50%        $ 12.57                3,887
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                1,621
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                3,015
Multimanager Large Cap Growth ..............     Class B 1.65%        $ 12.49                3,875
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  881
Multimanager Large Cap Growth ..............     Class B 1.80%        $ 10.29                   49
Multimanager Large Cap Growth ..............     Class B 1.90%        $ 10.23                    6
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                   --
Multimanager Large Cap Value ...............     Class B 0.95%        $ 15.04                   22
Multimanager Large Cap Value ...............     Class B 1.20%        $ 14.81                4,869
Multimanager Large Cap Value ...............     Class B 1.25%        $ 15.97                4,381
Multimanager Large Cap Value ...............     Class B 1.30%        $ 15.92                1,212
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                  700
Multimanager Large Cap Value ...............     Class B 1.40%        $ 14.63                7,330
Multimanager Large Cap Value ...............     Class B 1.50%        $ 15.80                6,644
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                2,431
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                3,218
Multimanager Large Cap Value ...............     Class B 1.65%        $ 15.69                6,335
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                1,210
Multimanager Large Cap Value ...............     Class B 1.80%        $ 14.28                   45
Multimanager Large Cap Value ...............     Class B 1.90%        $ 14.19                    5

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
Multimanager Mid Cap Growth ...........     Class B 0.50%        $ 12.70                   --
Multimanager Mid Cap Growth ...........     Class B 0.95%        $ 12.36                    2
Multimanager Mid Cap Growth ...........     Class B 1.20%        $ 12.18                5,331
Multimanager Mid Cap Growth ...........     Class B 1.25%        $ 14.89                2,916
Multimanager Mid Cap Growth ...........     Class B 1.30%        $ 14.84                  725
Multimanager Mid Cap Growth ...........     Class B 1.35%        $ 12.07                  492
Multimanager Mid Cap Growth ...........     Class B 1.40%        $ 12.03                8,344
Multimanager Mid Cap Growth ...........     Class B 1.50%        $ 14.73                4,518
Multimanager Mid Cap Growth ...........     Class B 1.55%        $ 11.92                1,398
Multimanager Mid Cap Growth ...........     Class B 1.60%        $ 11.88                3,156
Multimanager Mid Cap Growth ...........     Class B 1.65%        $ 14.63                3,883
Multimanager Mid Cap Growth ...........     Class B 1.70%        $ 11.81                  934
Multimanager Mid Cap Growth ...........     Class B 1.80%        $ 11.74                   17
Multimanager Mid Cap Growth ...........     Class B 1.90%        $ 11.67                    5
Multimanager Mid Cap Value ............     Class B 0.50%        $ 14.47                   --
Multimanager Mid Cap Value ............     Class B 0.95%        $ 14.08                    3
Multimanager Mid Cap Value ............     Class B 1.20%        $ 13.87                4,059
Multimanager Mid Cap Value ............     Class B 1.25%        $ 14.86                2,709
Multimanager Mid Cap Value ............     Class B 1.30%        $ 14.81                  778
Multimanager Mid Cap Value ............     Class B 1.35%        $ 13.75                  587
Multimanager Mid Cap Value ............     Class B 1.40%        $ 13.70                6,493
Multimanager Mid Cap Value ............     Class B 1.50%        $ 14.70                4,244
Multimanager Mid Cap Value ............     Class B 1.55%        $ 13.58                1,394
Multimanager Mid Cap Value ............     Class B 1.60%        $ 13.54                2,710
Multimanager Mid Cap Value ............     Class B 1.65%        $ 14.60                4,025
Multimanager Mid Cap Value ............     Class B 1.70%        $ 13.46                  805
Multimanager Mid Cap Value ............     Class B 1.80%        $ 13.37                   16
Multimanager Mid Cap Value ............     Class B 1.90%        $ 13.29                    3
Multimanager Small Cap Growth .........     Class B 0.50%        $  9.72                   --
Multimanager Small Cap Growth .........     Class B 0.95%        $  9.33                    1
Multimanager Small Cap Growth .........     Class B 1.20%        $  9.12                  884
Multimanager Small Cap Growth .........     Class B 1.25%        $  9.08                4,708
Multimanager Small Cap Growth .........     Class B 1.30%        $  5.21                3,439
Multimanager Small Cap Growth .........     Class B 1.35%        $  8.99                  347
Multimanager Small Cap Growth .........     Class B 1.40%        $  8.95                1,926
Multimanager Small Cap Growth .........     Class B 1.50%        $  8.87                6,997
Multimanager Small Cap Growth .........     Class B 1.55%        $  8.83                2,924
Multimanager Small Cap Growth .........     Class B 1.60%        $  8.79                  436
Multimanager Small Cap Growth .........     Class B 1.65%        $  8.75                6,231
Multimanager Small Cap Growth .........     Class B 1.70%        $  8.71                  788
Multimanager Small Cap Growth .........     Class B 1.80%        $  8.63                   --
Multimanager Small Cap Growth .........     Class B 1.90%        $  8.55                   --
Multimanager Small Cap Value ..........     Class B 0.50%        $ 19.06                   --
Multimanager Small Cap Value ..........     Class B 0.95%        $ 18.21                   11
Multimanager Small Cap Value ..........     Class B 1.20%        $ 17.76                5,608
Multimanager Small Cap Value ..........     Class B 1.25%        $ 13.36                7,198
Multimanager Small Cap Value ..........     Class B 1.30%        $ 13.29                  704
Multimanager Small Cap Value ..........     Class B 1.35%        $ 17.49                2,770
Multimanager Small Cap Value ..........     Class B 1.40%        $ 17.40                7,409
Multimanager Small Cap Value ..........     Class B 1.50%        $ 13.21                9,631
Multimanager Small Cap Value ..........     Class B 1.55%        $ 17.14                2,209
Multimanager Small Cap Value ..........     Class B 1.60%        $ 17.05                3,968
Multimanager Small Cap Value ..........     Class B 1.65%        $ 13.12                7,224
Multimanager Small Cap Value ..........     Class B 1.70%        $ 16.88                  748
Multimanager Small Cap Value ..........     Class B 1.80%        $ 16.71                   60
Multimanager Small Cap Value ..........     Class B 1.90%        $ 16.54                    6

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
Multimanager Technology .........     Class B 0.50%        $ 13.01                   --
Multimanager Technology .........     Class B 0.95%        $ 12.66                   27
Multimanager Technology .........     Class B 1.20%        $ 12.47                2,575
Multimanager Technology .........     Class B 1.25%        $ 14.54                2,424
Multimanager Technology .........     Class B 1.30%        $ 14.50                  986
Multimanager Technology .........     Class B 1.35%        $ 12.36                  647
Multimanager Technology .........     Class B 1.40%        $ 12.32                5,764
Multimanager Technology .........     Class B 1.50%        $ 14.38                5,318
Multimanager Technology .........     Class B 1.55%        $ 12.21                3,629
Multimanager Technology .........     Class B 1.60%        $ 12.17                2,564
Multimanager Technology .........     Class B 1.65%        $ 14.29                3,743
Multimanager Technology .........     Class B 1.70%        $ 12.10                  597
Multimanager Technology .........     Class B 1.80%        $ 12.02                   16
Multimanager Technology .........     Class B 1.90%        $ 11.95                    1

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   64,503,066     $ 18,067,154      $   32,786,212
 Expenses: .......................................
  Asset-based charges ............................      32,111,275        6,181,863          13,264,694
                                                    --------------     ------------      --------------
Net Investment Income (Loss) .....................      32,391,791       11,885,291          19,521,518
                                                    --------------     ------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      41,986,288        7,411,757          12,734,268
  Realized gain distribution from The Trusts .....      89,982,484        7,818,336          20,114,100
                                                    --------------     ------------      --------------
 Net realized gain (loss) ........................     131,968,772       15,230,093          32,848,368
                                                    --------------     ------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (97,771,692)      (8,667,059)        (18,980,507)
                                                    --------------     ------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      34,197,080        6,563,034          13,867,861
                                                    --------------     ------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   66,588,871     $ 18,448,325      $   33,389,379
                                                    ==============     ============      ==============



                                                     AXA Moderate     AXA Moderate-    EQ/AllianceBernstein
                                                      Allocation     Plus Allocation       Common Stock
                                                   ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $ 171,449,789    $   260,434,113       $ 12,655,660
 Expenses: .......................................
  Asset-based charges ............................     72,976,558        121,748,419         18,920,583
                                                    -------------    ---------------       ------------
Net Investment Income (Loss) .....................     98,473,231        138,685,694         (6,264,923)
                                                    -------------    ---------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     73,865,178         82,370,503         40,907,683
  Realized gain distribution from The Trusts .....     97,235,124        261,760,810                 --
                                                    -------------    ---------------       ------------
 Net realized gain (loss) ........................    171,100,302        344,131,313         40,907,683
                                                    -------------    ---------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (56,033,792)      (158,174,434)        (6,366,134)
                                                    -------------    ---------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    115,066,510        185,956,879         34,541,549
                                                    -------------    ---------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 213,539,741    $   324,642,573       $ 28,276,626
                                                    =============    ===============       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                             EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein         Large Cap
                                                         Securities           International             Growth
                                                   --------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 12,658,221          $   15,847,576                    --
 Expenses: .......................................
  Asset-based charges ............................        4,229,090              16,320,387             5,772,220
                                                       ------------          --------------             ---------
Net Investment Income (Loss) .....................        8,429,131                (472,811)           (5,772,220)
                                                       ------------          --------------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,368,295)             52,120,819             3,398,259
  Realized gain distribution from The Trusts .....               --             110,381,305                    --
                                                       ------------          --------------            ----------
 Net realized gain (loss) ........................       (2,368,295)            162,502,124             3,398,259
                                                       ------------          --------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,261,262             (65,164,226)           47,055,787
                                                       ------------          --------------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        6,892,967              97,337,898            50,454,046
                                                       ------------          --------------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 15,322,098          $   96,865,087          $ 44,681,826
                                                       ============          ==============          ============



                                                                            EQ/AllianceBernstein
                                                     EQ/AllianceBernstein        Small Cap         EQ/AllianceBernstein
                                                         Quality Bond              Growth                 Value
                                                    ---------------------- ---------------------  ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $ 18,974,059                     --         $   34,076,751
 Expenses: .......................................
  Asset-based charges ............................          5,565,789              7,333,508             30,886,061
                                                         ------------              ---------         --------------
Net Investment Income (Loss) .....................         13,408,270             (7,333,508)             3,190,690
                                                         ------------             ----------         --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (1,983,580)            32,748,923            129,080,932
  Realized gain distribution from The Trusts .....                 --             76,421,102            166,095,497
                                                         ------------             ----------         --------------
 Net realized gain (loss) ........................         (1,983,580)           109,170,025            295,176,429
                                                         ------------            -----------         --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            122,499            (34,042,658)          (444,902,189)
                                                         ------------            -----------         --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,861,081)            75,127,367           (149,725,760)
                                                         ------------            -----------         --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 11,547,189         $   67,793,859         $ (146,535,070)
                                                         ============         ==============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                      EQ/AXA Rosenberg     EQ/BlackRock
                                                        EQ/Ariel      Value Long/Short     Basic Value
                                                    Appreciation II        Equity             Equity
                                                   ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $    228,054        $2,667,427      $     9,423,034
 Expenses: .......................................
  Asset-based charges ............................        682,390         2,110,349           12,643,029
                                                     ------------        ----------      ---------------
Net Investment Income (Loss) .....................       (454,336)          557,078           (3,219,995)
                                                     ------------        ----------      ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,333,683          (636,517)          44,224,633
  Realized gain distribution from The Trusts .....        432,451                --           65,270,623
                                                     ------------        ----------      ---------------
 Net realized gain (loss) ........................      1,766,134          (636,517)         109,495,256
                                                     ------------        ----------      ---------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,076,114)        2,056,359         (108,651,865)
                                                     ------------        ----------      ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,309,980)        1,419,842              843,391
                                                     ------------        ----------      ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,764,316)       $1,976,920      $    (2,376,604)
                                                     ============        ==========      ===============



                                                                                                EQ/Calvert
                                                        EQ/BlackRock      EQ/Boston Advisors     Socially
                                                    International Value      Equity Income      Responsible
                                                   --------------------- -------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    21,215,612       $    3,759,042      $  133,970
 Expenses: .......................................
  Asset-based charges ............................         16,803,010            3,045,311         868,410
                                                      ---------------       --------------      ----------
Net Investment Income (Loss) .....................          4,412,602              713,731        (734,440)
                                                      ---------------       --------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         81,483,245            7,525,465       3,078,362
  Realized gain distribution from The Trusts .....        114,122,964           13,707,718       2,789,472
                                                      ---------------       --------------      ----------
 Net realized gain (loss) ........................        195,606,209           21,233,183       5,867,834
                                                      ---------------       --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (106,862,733)         (17,465,104)        563,148
                                                      ---------------       --------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         88,743,476            3,768,079       6,430,982
                                                      ---------------       --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $    93,156,078       $    4,481,810      $5,696,542
                                                      ===============       ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Capital       EQ/Capital
                                                       Guardian         Guardian      EQ/Caywood-Scholl
                                                        Growth          Research       High Yield Bond
                                                   --------------- ----------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --    $   15,029,937      $   9,530,404
 Expenses: .......................................
  Asset-based charges ............................     6,227,880        17,108,684          1,966,540
                                                       ---------    --------------      -------------
Net Investment Income (Loss) .....................    (6,227,880)       (2,078,747)         7,563,864
                                                      ----------    --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     9,479,341        77,037,792            280,475
  Realized gain distribution from The Trusts .....            --        16,198,342                 --
                                                      ----------    --------------      -------------
 Net realized gain (loss) ........................     9,479,341        93,236,134            280,475
                                                      ----------    --------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    10,004,790      (150,182,401)        (6,865,010)
                                                      ----------    --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    19,484,131       (56,946,267)        (6,584,535)
                                                      ----------    --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 13,256,251    $  (59,025,014)     $     979,329
                                                    ============    ==============      =============



                                                        EQ/Davis                      EQ/Evergreen
                                                        New York        EQ/Equity     International
                                                        Venture         500 Index         Bond
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,140,384   $   21,554,267    $4,282,007
 Expenses: .......................................
  Asset-based charges ............................       2,741,783       23,985,056     1,805,514
                                                     -------------   --------------    ----------
Net Investment Income (Loss) .....................      (1,601,399)      (2,430,789)    2,476,493
                                                     -------------   --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,311,118       70,863,748     1,543,876
  Realized gain distribution from The Trusts .....         797,643       44,550,154        76,004
                                                     -------------   --------------    ----------
 Net realized gain (loss) ........................       3,108,761      115,413,902     1,619,880
                                                     -------------   --------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,538,345)     (55,926,961)    5,870,675
                                                     -------------   --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,570,416       59,486,941     7,490,555
                                                     -------------   --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     (30,983)  $   57,056,152    $9,967,048
                                                     =============   ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Evergreen                      EQ/Franklin
                                                        Omega       EQ/FI Mid Cap       Income
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --               --   $  17,976,514
 Expenses: .......................................
  Asset-based charges ............................     2,229,322       15,351,363       6,483,198
                                                       ---------       ----------   -------------
Net Investment Income (Loss) .....................    (2,229,322)     (15,351,363)     11,493,316
                                                      ----------      -----------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,518,642       37,217,775       4,084,704
  Realized gain distribution from The Trusts .....     9,013,171      140,137,340       1,429,092
                                                      ----------      -----------   -------------
 Net realized gain (loss) ........................    14,531,813      177,355,115       5,513,796
                                                      ----------      -----------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (317,278)     (99,558,417)    (27,348,192)
                                                      ----------      -----------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,214,535       77,796,698     (21,834,396)
                                                      ----------      -----------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 11,985,213   $   62,445,335   $ (10,341,080)
                                                    ============   ==============   =============



                                                     EQ/Franklin         EQ/Franklin           EQ/GAMCO
                                                      Small Cap           Templeton          Mergers and
                                                        Value       Founding Strategy (a)    Acquisitions
                                                   --------------- ----------------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    248,069        $  10,744,892       $     916,359
 Expenses: .......................................
  Asset-based charges ............................       741,845            3,604,052           1,750,980
                                                    ------------        -------------       -------------
Net Investment Income (Loss) .....................      (493,776)           7,140,840            (834,621)
                                                    ------------        -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       691,811           (1,033,614)          1,849,938
  Realized gain distribution from The Trusts .....       199,877               39,157           5,606,910
                                                    ------------        -------------       -------------
 Net realized gain (loss) ........................       891,688             (994,457)          7,456,848
                                                    ------------        -------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)         (26,905,825)         (5,768,786)
                                                    ------------        -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (7,816,167)         (27,900,282)          1,688,062
                                                    ------------        -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (8,309,943)       $ (20,759,442)      $     853,441
                                                    ============        =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/GAMCO
                                                    Small Company                          EQ/International
                                                        Value       EQ/International ETF        Growth
                                                   --------------- ---------------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,007,123          $ 60,919           $  1,100,137
 Expenses: .......................................
  Asset-based charges ............................     5,724,110                --              2,287,484
                                                    ------------          --------           ------------
Net Investment Income (Loss) .....................    (3,716,987)           60,919             (1,187,347)
                                                    ------------          --------           ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,044,030                --             10,050,515
  Realized gain distribution from The Trusts .....    16,600,122            20,344              7,983,313
                                                    ------------          --------           ------------
 Net realized gain (loss) ........................    28,644,152            20,344             18,033,828
                                                    ------------          --------           ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,392,804)          279,135                326,276
                                                    ------------          --------           ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,251,348           299,479             18,360,104
                                                    ------------          --------           ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 18,534,361          $360,398           $ 17,172,757
                                                    ============          ========           ============



                                                       EQ/JPMorgan        EQ/JPMorgan        EQ/Legg Mason
                                                        Core Bond     Value Opportunities    Value Equity
                                                    ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   55,835,063     $    6,388,672                 --
 Expenses: .......................................
  Asset-based charges ............................       18,842,978          6,983,154          2,845,557
                                                     --------------     --------------          ---------
Net Investment Income (Loss) .....................       36,992,085           (594,482)        (2,845,557)
                                                     --------------     --------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (1,384,245)        27,290,473          2,951,128
  Realized gain distribution from The Trusts .....               --         66,714,169          4,009,049
                                                     --------------     --------------         ----------
 Net realized gain (loss) ........................       (1,384,245)        94,004,642          6,960,177
                                                     --------------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)      (103,900,210)       (18,747,929)
                                                     --------------     --------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,721,609)        (9,895,568)       (11,787,752)
                                                     --------------     --------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   20,270,476     $  (10,490,050)     $ (14,633,309)
                                                     ==============     ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Long       EQ/Lord Abbett    EQ/Lord Abbett
                                                     Term Bond    Growth and Income   Large Cap Core
                                                   ------------- ------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,326,512      $   1,695,555       $  523,779
 Expenses: .......................................
  Asset-based charges ............................   1,393,501          2,196,869          927,179
                                                    ----------      -------------       ----------
Net Investment Income (Loss) .....................   2,933,011           (501,314)        (403,400)
                                                    ----------      -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (530,683)         6,375,909        2,770,779
  Realized gain distribution from The Trusts .....          --          5,776,016        2,725,448
                                                    ----------      -------------       ----------
 Net realized gain (loss) ........................    (530,683)        12,151,925        5,496,227
                                                    ----------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,827,867         (8,920,319)         212,541
                                                    ----------      -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,297,184          3,231,606        5,708,768
                                                    ----------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,230,195      $   2,730,292       $5,305,368
                                                    ==========      =============       ==========



                                                     EQ/Lord Abbett     EQ/Marsico       EQ/Money
                                                      Mid Cap Value        Focus          Market
                                                    ---------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,551,253    $   3,163,661    $34,108,163
 Expenses: .......................................
  Asset-based charges ............................       4,223,455       25,939,848     10,861,612
                                                     -------------    -------------    -----------
Net Investment Income (Loss) .....................      (2,672,202)     (22,776,187)    23,246,551
                                                     -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,474,763       86,468,726       (211,185)
  Realized gain distribution from The Trusts .....      20,082,684      150,330,788             --
                                                     -------------    -------------    -----------
 Net realized gain (loss) ........................      31,557,447      236,799,514       (211,185)
                                                     -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (37,151,529)      (7,038,803)       222,973
                                                     -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (5,594,082)     229,760,711         11,788
                                                     -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $  (8,266,284)   $ 206,984,524    $23,258,339
                                                     =============    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                    Caldwell Growth       Shares          Global
                                                   ----------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  167,853                --    $     278,692
 Expenses: .......................................
  Asset-based charges ............................       677,853         4,133,571          949,050
                                                      ----------         ---------    -------------
Net Investment Income (Loss) .....................      (510,000)       (4,133,571)        (670,358)
                                                      ----------        ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,724,061         3,831,522        1,011,257
  Realized gain distribution from The Trusts .....            --            34,202        1,108,907
                                                      ----------        ----------    -------------
 Net realized gain (loss) ........................     1,724,061         3,865,724        2,120,164
                                                      ----------        ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     5,944,169        (9,039,783)      (1,198,545)
                                                      ----------        ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     7,668,230        (5,174,059)         921,619
                                                      ----------        ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,158,230      $ (9,307,630)   $     251,261
                                                      ==========      ============    =============



                                                     EQ/Oppenheimer  EQ/Oppenheimer
                                                      Main Street      Main Street      EQ/PIMCO
                                                      Opportunity       Small Cap      Real Return
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     217,787              --    $11,413,496
 Expenses: .......................................
  Asset-based charges ............................         381,665         601,043      5,565,649
                                                     -------------         -------    -----------
Net Investment Income (Loss) .....................        (163,878)       (601,043)     5,847,847
                                                     -------------        --------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         659,503          32,735       (252,810)
  Realized gain distribution from The Trusts .....       2,129,106       1,079,274      4,082,134
                                                     -------------       ---------    -----------
 Net realized gain (loss) ........................       2,788,609       1,112,009      3,829,324
                                                     -------------       ---------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (2,875,869)     (5,108,656)    28,562,465
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (87,260)     (3,996,647)    32,391,789
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (251,138)   $ (4,597,690)   $38,239,636
                                                     =============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                    Duration Bond    Company Index      Growth Stock
                                                   --------------- ----------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $3,207,549      $   6,352,236     $     214,518
 Expenses: .......................................
  Asset-based charges ............................    1,058,667          7,137,758         2,491,575
                                                     ----------      -------------     -------------
Net Investment Income (Loss) .....................    2,148,882           (785,522)       (2,277,057)
                                                     ----------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      954,551         24,561,109         8,595,543
  Realized gain distribution from The Trusts .....           --         33,217,293        15,890,901
                                                     ----------      -------------     -------------
 Net realized gain (loss) ........................      954,551         57,778,402        24,486,444
                                                     ----------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (412,042)       (71,918,814)      (25,648,683)
                                                     ----------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      542,509        (14,140,412)       (1,162,239)
                                                     ----------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,691,391      $ (14,925,934)    $  (3,439,296)
                                                     ==========      =============     =============



                                                                          EQ/UBS
                                                      EQ/Templeton      Growth and     EQ/Van Kampen
                                                         Growth           Income         Comstock
                                                    ---------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,382,955    $     701,082   $   4,846,733
 Expenses: .......................................
  Asset-based charges ............................       3,294,898        1,222,703       4,423,276
                                                      ------------    -------------   -------------
Net Investment Income (Loss) .....................      (1,911,943)        (521,621)        423,457
                                                      ------------    -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,749,773        4,179,584       8,382,786
  Realized gain distribution from The Trusts .....         786,325               --      10,265,981
                                                      ------------    -------------   -------------
 Net realized gain (loss) ........................       3,536,098        4,179,584      18,648,767
                                                      ------------    -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (7,014,476)      (4,590,749)    (32,146,462)
                                                      ------------    -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (3,478,378)        (411,165)    (13,497,695)
                                                      ------------    -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (5,390,321)   $    (932,786)  $ (13,074,238)
                                                      ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap       EQ/Van Kampen
                                                         Equity            Growth      Real Estate (b)
                                                   ------------------ --------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................              --     $    650,941     $   3,859,857
 Expenses: .......................................
  Asset-based charges ............................      19,088,257        2,875,125         2,788,607
                                                        ----------     ------------     -------------
Net Investment Income (Loss) .....................     (19,088,257)      (2,224,184)        1,071,250
                                                       -----------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     165,552,536        7,003,551         4,701,286
  Realized gain distribution from The Trusts .....     281,111,940       14,153,794         2,861,073
                                                       -----------     ------------     -------------
 Net realized gain (loss) ........................     446,664,476       21,157,345         7,562,359
                                                       -----------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,510,616       11,739,869       (53,491,083)
                                                       -----------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     454,175,092       32,897,214       (45,928,724)
                                                       -----------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 435,086,835     $ 30,673,030     $ (44,857,474)
                                                     =============     ============     =============



                                                        MarketPLUS       MarketPLUS       MarketPLUS
                                                      International       Large Cap       Large Cap
                                                           Core             Core            Growth
                                                    ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     3,985,685   $    3,113,308   $  1,201,379
 Expenses: .......................................
  Asset-based charges ............................        15,084,766        4,048,139      4,317,016
                                                     ---------------   --------------   ------------
Net Investment Income (Loss) .....................       (11,099,081)        (934,831)    (3,115,637)
                                                     ---------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        84,435,792       15,656,764     14,111,167
  Realized gain distribution from The Trusts .....       197,113,004       51,790,896             --
                                                     ---------------   --------------   ------------
 Net realized gain (loss) ........................       281,548,796       67,447,660     14,111,167
                                                     ---------------   --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (143,168,641)     (59,398,695)    25,048,213
                                                     ---------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       138,380,155        8,048,965     39,159,380
                                                     ---------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   127,281,074   $    7,114,134   $ 36,043,743
                                                     ===============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       MarketPLUS        Multimanager     Multimanager
                                                     Mid Cap Value    Aggressive Equity     Core Bond
                                                   ----------------- ------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    9,165,802                --      $ 26,843,077
 Expenses: .......................................
  Asset-based charges ............................      13,776,092         1,993,654         9,480,201
                                                    --------------         ---------      ------------
Net Investment Income (Loss) .....................      (4,610,290)       (1,993,654)       17,362,876
                                                    --------------        ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      49,681,224         7,992,369        (4,088,282)
  Realized gain distribution from The Trusts .....     210,858,301                --                --
                                                    --------------        ----------      ------------
 Net realized gain (loss) ........................     260,539,525         7,992,369        (4,088,282)
                                                    --------------        ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,118,388)        5,935,319        17,212,374
                                                    --------------        ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (16,578,863)       13,927,688        13,124,092
                                                    --------------        ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (21,189,153)     $ 11,934,034      $ 30,486,968
                                                    ==============      ============      ============



                                                                                      Multimanager
                                                     Multimanager    Multimanager     International
                                                      Health Care     High Yield         Equity
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --   $   67,072,121   $    4,614,145
 Expenses: .......................................
  Asset-based charges ............................      4,476,018       13,657,294        9,323,253
                                                        ---------   --------------   --------------
Net Investment Income (Loss) .....................     (4,476,018)      53,414,827       (4,709,108)
                                                       ----------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,994,755           42,690       43,908,355
  Realized gain distribution from The Trusts .....     24,375,376               --       37,943,558
                                                       ----------   --------------   --------------
 Net realized gain (loss) ........................     32,370,131           42,690       81,851,913
                                                       ----------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)     (38,526,322)     (13,590,584)
                                                       ----------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     25,781,825      (38,483,632)      68,261,329
                                                       ----------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 21,305,807   $   14,931,195   $   63,552,221
                                                     ============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager     Multimanager     Multimanager
                                                       Large Cap        Large Cap        Large Cap
                                                      Core Equity        Growth            Value
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $      725,253               --   $    6,431,744
 Expenses: .......................................
  Asset-based charges ............................       2,586,412        4,535,388        8,751,427
                                                    --------------        ---------   --------------
Net Investment Income (Loss) .....................      (1,861,159)      (4,535,388)      (2,319,683)
                                                    --------------       ----------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,702,229       15,276,279       36,815,828
  Realized gain distribution from The Trusts .....      11,780,982       36,577,333       59,248,942
                                                    --------------       ----------   --------------
 Net realized gain (loss) ........................      23,483,211       51,853,612       96,064,770
                                                    --------------       ----------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (15,770,813)     (19,182,119)     (81,818,072)
                                                    --------------      -----------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,712,398       32,671,493       14,246,698
                                                    --------------      -----------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    5,851,239   $   28,136,105   $   11,927,015
                                                    ==============   ==============   ==============



                                                     Multimanager    Multimanager     Multimanager
                                                        Mid Cap         Mid Cap         Small Cap
                                                        Growth           Value           Growth
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --              --               --
 Expenses: .......................................
  Asset-based charges ............................      6,127,383       6,474,610        3,089,072
                                                        ---------       ---------        ---------
Net Investment Income (Loss) .....................     (6,127,383)     (6,474,610)      (3,089,072)
                                                       ----------      ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     15,251,843       4,776,841        6,357,885
  Realized gain distribution from The Trusts .....     41,220,353      34,840,906       22,950,758
                                                       ----------      ----------       ----------
 Net realized gain (loss) ........................     56,472,196      39,617,747       29,308,643
                                                       ----------      ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)    (36,433,587)     (33,439,325)
                                                       ----------     -----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     47,237,348       3,184,160       (4,130,682)
                                                       ----------     -----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 41,109,965   $  (3,290,450)   $  (7,219,754)
                                                     ============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager
                                                       Small Cap     Multimanager   Target 2015
                                                         Value        Technology     Allocation
                                                   ---------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    2,593,794             --     $34,195
 Expenses: .......................................
  Asset-based charges ............................      13,026,769      4,478,117          --
                                                    --------------      ---------     -------
Net Investment Income (Loss) .....................     (10,432,975)    (4,478,117)     34,195
                                                    --------------     ----------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      24,492,254     25,150,618          --
  Realized gain distribution from The Trusts .....      66,935,319             --      13,099
                                                    --------------     ----------     -------
 Net realized gain (loss) ........................      91,427,573     25,150,618      13,099
                                                    --------------     ----------     -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)    20,946,945      32,310
                                                    --------------     ----------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (82,705,895)    46,097,563      45,409
                                                    --------------     ----------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (93,138,870)  $ 41,619,446     $79,604
                                                    ==============   ============     =======



                                                     Target 2025   Target 2035   Target 2045
                                                      Allocation    Allocation   Allocation
                                                    ------------- ------------- ------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $28,857       $25,690      $21,696
 Expenses: .......................................
  Asset-based charges ............................          --            --          --
                                                       -------       -------      --------
Net Investment Income (Loss) .....................      28,857        25,690      21,696
                                                       -------       -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --            --            (5)
  Realized gain distribution from The Trusts .....      14,417        11,466      35,060
                                                       -------       -------      --------
 Net realized gain (loss) ........................      14,417        11,466      35,055
                                                       -------       -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288        45,236      30,737
                                                       -------       -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      52,705        56,702      65,792
                                                       -------       -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $81,562       $82,392      $87,488
                                                       =======       =======      ========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   32,391,791     $   15,673,992
 Net realized gain (loss) on investments .........      131,968,772         33,838,499
 Change in unrealized appreciation
  (depreciation) of investments ..................      (97,771,692)       103,372,599
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       66,588,871        152,885,090
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,176,124,863        608,623,674
  Transfers between funds including
   guaranteed interest account, net ..............      165,605,218        174,693,853
  Transfers for contract benefits and
   terminations ..................................      (77,561,900)       (29,499,702)
  Contract maintenance charges ...................      (16,030,668)        (6,464,845)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,248,137,513        747,352,980
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (625,147)         1,191,669
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,314,101,237        901,429,739
Net Assets -- Beginning of Period ................    1,473,858,371        572,428,632
                                                     --------------     --------------
Net Assets -- End of Period ......................   $2,787,959,608     $1,473,858,371
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           97,725             74,287
 Units Redeemed ..................................          (11,807)           (17,379)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           85,918             56,908
                                                     ==============     ==============



                                                           AXA Conservative                 AXA Conservative-Plus
                                                              Allocation                         Allocation
                                                   --------------------------------- -----------------------------------
                                                         2007             2006              2007              2006
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,885,291    $   7,013,238     $   19,521,518    $  12,884,777
 Net realized gain (loss) on investments .........     15,230,093        4,141,211         32,848,368       15,112,486
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,667,059)       3,023,438        (18,980,507)      17,217,599
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,448,325       14,177,887         33,389,379       45,214,862
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    112,696,853       85,365,545        220,384,033      225,583,089
  Transfers between funds including
   guaranteed interest account, net ..............    122,797,914       34,906,229         96,909,579       61,848,515
  Transfers for contract benefits and
   terminations ..................................    (42,430,719)     (22,098,686)       (59,646,899)     (35,483,542)
  Contract maintenance charges ...................     (3,514,814)      (1,902,538)        (7,051,116)      (4,303,346)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,549,234       96,270,550        250,595,597      247,644,716
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (124,990)             2,367          (64,888)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,997,559      110,323,447        283,987,343      292,794,690
Net Assets -- Beginning of Period ................    304,692,736      194,369,289        744,176,668      451,381,978
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 512,690,295    $ 304,692,736     $1,028,164,011    $ 744,176,668
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         40,052           31,705             38,552           39,936
 Units Redeemed ..................................        (23,386)         (22,724)           (17,792)         (18,106)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         16,666            8,981             20,760           21,830
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   98,473,231     $   55,115,638
 Net realized gain (loss) on investments .........      171,100,302         83,626,597
 Change in unrealized appreciation
  (depreciation) of investments ..................      (56,033,792)       173,314,324
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      213,539,741        312,056,559
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,252,051,668      1,115,491,895
  Transfers between funds including
   guaranteed interest account, net ..............      248,986,023        119,137,309
  Transfers for contract benefits and
   terminations ..................................     (304,823,603)      (195,212,280)
  Contract maintenance charges ...................      (39,920,371)       (27,119,948)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,156,293,717      1,012,296,976
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (26,419)           343,300
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,369,807,039      1,324,696,835
Net Assets -- Beginning of Period ................    4,211,323,304      2,886,626,469
                                                     --------------     --------------
Net Assets -- End of Period ......................   $5,581,130,343     $4,211,323,304
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           87,744            127,090
 Units Redeemed ..................................          (15,901)           (48,144)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           71,843             78,946
                                                     ==============     ==============



                                                             AXA Moderate-Plus                   EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                   ------------------------------------- -------------------------------------
                                                          2007               2006               2007               2006
                                                   ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  138,685,694     $   73,450,978     $   (6,264,923)    $   (3,032,183)
 Net realized gain (loss) on investments .........      344,131,313         90,450,608         40,907,683         10,309,154
 Change in unrealized appreciation
  (depreciation) of investments ..................     (158,174,434)       393,209,957         (6,366,134)       107,617,750
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      324,642,573        557,111,543         28,276,626        114,894,721
                                                     --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    3,022,793,996      2,273,099,179         89,129,139        162,710,194
  Transfers between funds including
   guaranteed interest account, net ..............      752,517,446        741,014,922       (120,783,852)       (84,774,892)
  Transfers for contract benefits and
   terminations ..................................     (357,527,075)      (172,801,979)      (120,975,473)      (106,968,678)
  Contract maintenance charges ...................      (65,315,919)       (30,895,947)        (9,583,822)        (8,594,664)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    3,352,468,448      2,810,416,175       (162,214,008)       (37,628,040)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           84,703            256,404             61,494            167,650
                                                     --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ................    3,677,195,724      3,367,784,122       (133,875,888)        77,434,331
Net Assets -- Beginning of Period ................    6,187,024,914      2,819,240,792      1,355,475,853      1,278,041,522
                                                     --------------     --------------     --------------     --------------
Net Assets -- End of Period ......................   $9,864,220,638     $6,187,024,914     $1,221,599,965     $1,355,475,853
                                                     ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          261,996            274,844              4,066             16,609
 Units Redeemed ..................................          (23,400)           (55,452)            (6,632)            (9,152)
                                                     --------------     --------------     --------------     --------------
 Net Increase (Decrease) .........................          238,596            219,392             (2,566)             7,457
                                                     ==============     ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein
                                                             Intermediate
                                                         Government Securities
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,429,131    $   7,524,977
 Net realized gain (loss) on investments .........     (2,368,295)      (3,558,482)
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,261,262          884,376
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,322,098        4,850,871
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     12,541,487       15,151,146
  Transfers between funds including
   guaranteed interest account, net ..............      7,893,862      (16,607,146)
  Transfers for contract benefits and
   terminations ..................................    (32,594,693)     (26,774,078)
  Contract maintenance charges ...................     (2,080,528)      (1,983,637)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,239,872)     (30,213,715)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,133)        (120,247)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      1,080,093      (25,483,091)
Net Assets -- Beginning of Period ................    295,939,227      321,422,318
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 297,019,320    $ 295,939,227
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,930            4,917
 Units Redeemed ..................................         (6,292)          (6,164)
                                                    -------------    -------------
 Net Increase (Decrease) .........................           (362)          (1,247)
                                                    =============    =============



                                                          EQ/AllianceBernstein               EQ/AllianceBernstein
                                                              International                    Large Cap Growth
                                                   ----------------------------------- ---------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (472,811)   $     667,230    $  (5,772,220)   $  (5,857,056)
 Net realized gain (loss) on investments .........      162,502,124      102,570,000        3,398,259       (8,167,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (65,164,226)      45,112,493       47,055,787        3,033,875
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       96,865,087      148,349,723       44,681,826      (10,990,817)
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      236,797,792      189,877,876       37,810,987       47,651,792
  Transfers between funds including
   guaranteed interest account, net ..............      110,751,037       39,762,739       (9,593,154)     (25,494,301)
  Transfers for contract benefits and
   terminations ..................................      (70,452,562)     (39,559,483)     (43,777,926)     (34,134,876)
  Contract maintenance charges ...................       (8,549,775)      (5,256,013)      (2,371,345)      (2,091,502)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      268,546,492      184,825,119      (17,931,438)     (14,068,887)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,737)         102,128          (11,979)      (1,652,559)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      365,406,842      333,276,970       26,738,409      (26,712,263)
Net Assets -- Beginning of Period ................      919,513,419      586,236,449      384,427,151      411,139,414
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,284,920,261    $ 919,513,419    $ 411,165,560    $ 384,427,151
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,571           27,907            6,563           13,093
 Units Redeemed ..................................           (6,784)         (16,462)         (10,357)         (17,643)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           13,787           11,445           (3,794)          (4,550)
                                                     ==============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                             Quality Bond                    Small Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,408,270    $   9,253,657    $  (7,333,508)   $  (6,882,050)
 Net realized gain (loss) on investments .........     (1,983,580)      (1,461,815)     109,170,025       64,871,079
 Change in unrealized appreciation
  (depreciation) of investments ..................        122,499          531,264      (34,042,658)     (26,666,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,547,189        8,323,106       67,793,859       31,322,596
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,166,371       43,249,851       46,636,441       69,761,811
  Transfers between funds including
   guaranteed interest account, net ..............      9,052,896       (2,700,012)     (17,044,208)     (26,744,968)
  Transfers for contract benefits and
   terminations ..................................    (35,131,052)     (24,392,098)     (46,468,053)     (35,359,613)
  Contract maintenance charges ...................     (3,103,980)      (2,729,147)      (3,644,114)      (3,000,798)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,984,235       13,428,594      (20,519,934)       4,656,432
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        135,459           (8,412)          (2,649)         (73,203)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,666,883       21,743,288       47,271,276       35,905,825
Net Assets -- Beginning of Period ................    371,462,789      349,719,501      479,869,596      443,963,771
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 393,129,672    $ 371,462,789    $ 527,140,872    $ 479,869,596
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,550            9,965            5,921           10,124
 Units Redeemed ..................................         (6,206)          (8,006)          (6,710)          (9,222)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,344            1,959             (789)             902
                                                    =============    =============    =============    =============



                                                           EQ/AllianceBernstein
                                                                Value (h)
                                                   ------------------------------------
                                                          2007               2006
                                                   ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    3,190,690    $    3,268,395
 Net realized gain (loss) on investments .........      295,176,429       154,184,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (444,902,189)      137,657,087
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (146,535,070)      295,109,772
                                                     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      170,996,564       211,189,979
  Transfers between funds including
   guaranteed interest account, net ..............      676,449,939        22,254,368
  Transfers for contract benefits and
   terminations ..................................     (184,807,241)     (106,109,464)
  Contract maintenance charges ...................      (16,755,326)      (11,488,469)
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      645,883,936       115,846,414
                                                     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (8,009)         (112,118)
                                                     --------------    --------------
Increase (Decrease) in Net Assets ................      499,340,857       410,844,068
Net Assets -- Beginning of Period ................    1,850,736,491     1,439,892,423
                                                     --------------    --------------
Net Assets -- End of Period ......................   $2,350,077,348    $1,850,736,491
                                                     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           63,216            31,767
 Units Redeemed ..................................          (23,204)          (22,452)
                                                     --------------    --------------
 Net Increase (Decrease) .........................           40,012             9,315
                                                     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (454,336)    $   (23,819)   $     557,078    $   1,956,609
 Net realized gain (loss) on investments .........     1,766,134         218,330         (636,517)       4,095,693
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,076,114)      2,573,924        2,056,359       (6,824,124)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (2,764,316)      2,768,435        1,976,920         (771,822)
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    19,216,403      17,551,954       19,258,475       38,597,641
  Transfers between funds including
   guaranteed interest account, net ..............     6,872,221       6,514,419      (17,848,655)     (10,234,738)
  Transfers for contract benefits and
   terminations ..................................    (1,503,449)       (646,061)      (9,988,002)      (7,408,604)
  Contract maintenance charges ...................      (328,265)        (85,218)      (1,317,250)      (1,284,907)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    24,256,910      23,335,094       (9,895,432)      19,669,392
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --          (6,091)            (846)         (84,413)
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    21,492,594      26,097,438       (7,919,358)      18,813,157
Net Assets -- Beginning of Period ................    34,439,247       8,341,809      142,304,794      123,491,637
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 55,931,841     $34,439,247    $ 134,385,436    $ 142,304,794
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,179           3,102            4,101           11,864
 Units Redeemed ..................................        (1,155)           (877)          (5,049)         (10,165)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         2,024           2,225             (948)           1,699
                                                    ============     ===========    =============    =============



                                                              EQ/BlackRock
                                                           Basic Value Equity
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,219,995)  $  11,298,069
 Net realized gain (loss) on investments .........      109,495,256      57,705,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (108,651,865)     66,932,813
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................       (2,376,604)    135,936,105
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       87,291,039      67,355,869
  Transfers between funds including
   guaranteed interest account, net ..............      (21,942,637)    (24,976,030)
  Transfers for contract benefits and
   terminations ..................................      (73,516,615)    (49,059,495)
  Contract maintenance charges ...................       (6,862,596)     (5,724,515)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (15,030,809)    (12,404,171)
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,983)        147,978
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................      (17,412,396)    123,679,912
Net Assets -- Beginning of Period ................      846,791,396     723,111,484
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   829,379,000   $ 846,791,396
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            7,893          11,280
 Units Redeemed ..................................           (7,439)        (10,482)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................              454             798
                                                    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    4,412,602     $   19,175,591
 Net realized gain (loss) on investments .........      195,606,209         83,895,317
 Change in unrealized appreciation
  (depreciation) of investments ..................     (106,862,733)        86,672,220
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       93,156,078        189,743,128
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      155,163,691        154,077,439
  Transfers between funds including
   guaranteed interest account, net ..............      (56,367,362)        29,873,311
  Transfers for contract benefits and
   terminations ..................................      (96,742,546)       (65,207,822)
  Contract maintenance charges ...................       (8,208,358)        (5,734,932)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (6,154,575)       113,007,996
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (11,093)           378,200
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       86,990,410        303,129,324
Net Assets -- Beginning of Period ................    1,058,290,092        755,160,768
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,145,280,502     $1,058,290,092
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           11,109             23,263
 Units Redeemed ..................................          (10,574)           (15,975)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              535              7,288
                                                     ==============     ==============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2007             2006             2007           2006
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     713,731     $  1,557,328    $   (734,440)   $   (742,550)
 Net realized gain (loss) on investments .........     21,233,183       11,920,017       5,867,834       2,611,853
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,465,104)       9,378,475         563,148          52,284
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,481,810       22,855,820       5,696,542       1,921,587
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     27,799,851       48,744,937       7,527,710      11,719,687
  Transfers between funds including
   guaranteed interest account, net ..............    (13,773,073)       1,924,041      (1,468,329)     (4,465,545)
  Transfers for contract benefits and
   terminations ..................................    (12,782,293)      (9,136,922)     (3,062,301)     (2,120,266)
  Contract maintenance charges ...................     (1,725,812)      (1,204,879)       (460,495)       (376,400)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (481,327)      40,327,177       2,536,585       4,757,476
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (51,889)             --        (269,274)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................      4,000,483       63,131,108       8,233,127       6,409,789
Net Assets -- Beginning of Period ................    198,347,730      135,216,622      54,193,234      47,783,445
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 202,348,213     $198,347,730    $ 62,426,361    $ 54,193,234
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,080           17,985           1,667           1,804
 Units Redeemed ..................................         (7,729)         (10,856)         (1,494)         (1,518)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          1,351            7,129             173             286
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital
                                                            Guardian Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,227,880)   $  (4,245,065)
 Net realized gain (loss) on investments .........      9,479,341       (1,210,597)
 Change in unrealized appreciation
  (depreciation) of investments ..................     10,004,790       24,889,815
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,256,251       19,434,153
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     81,287,806       87,992,414
  Transfers between funds including
   guaranteed interest account, net ..............      6,319,263       19,690,224
  Transfers for contract benefits and
   terminations ..................................    (38,489,374)     (28,801,435)
  Contract maintenance charges ...................     (2,813,497)      (1,765,151)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     46,304,198       77,116,052
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,386)        (308,849)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     59,558,063       96,241,356
Net Assets -- Beginning of Period ................    380,737,524      284,496,168
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 440,295,587    $ 380,737,524
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,528           12,560
 Units Redeemed ..................................         (5,733)          (5,733)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          3,795            6,827
                                                    =============    =============



                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                          Guardian Research (d)                High Yield Bond
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,078,747)   $  (6,392,735)    $  7,563,864    $  4,562,204
 Net realized gain (loss) on investments .........       93,236,134       38,105,565          280,475         (69,222)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (150,182,401)      40,185,473       (6,865,010)        634,642
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (59,025,014)      71,898,303          979,329       5,127,624
                                                     --------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       48,042,371       58,825,844       36,618,753      45,138,444
  Transfers between funds including
   guaranteed interest account, net ..............      892,249,902      (28,032,531)      10,435,491      23,068,894
  Transfers for contract benefits and
   terminations ..................................     (114,835,109)     (63,530,054)      (6,909,561)     (2,756,331)
  Contract maintenance charges ...................       (8,780,504)      (4,542,306)        (993,955)       (384,546)
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      816,676,660      (37,279,047)      39,150,728      65,066,461
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          161,583         (205,845)             (42)        (55,059)
                                                     --------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................      757,813,229       34,413,411       40,130,015      70,139,026
Net Assets -- Beginning of Period ................      739,557,953      705,144,542      103,374,877      33,235,851
                                                     --------------    -------------     ------------    ------------
Net Assets -- End of Period ......................   $1,497,371,182    $ 739,557,953     $143,504,892    $103,374,877
                                                     ==============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           74,931            8,745            9,466           9,217
 Units Redeemed ..................................          (17,915)         (11,891)          (3,785)         (2,385)
                                                     --------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................           57,016           (3,146)           5,681           6,832
                                                     ==============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Davis New
                                                           York Venture (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,601,399)    $   (14,345)
 Net realized gain (loss) on investments .........      3,108,761          80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,538,345)      1,880,257
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................        (30,983)      1,946,751
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,833,888      26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     85,354,705      33,032,571
  Transfers for contract benefits and
   terminations ..................................     (7,097,003)       (347,727)
  Contract maintenance charges ...................       (941,691)        (26,873)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    213,149,899      59,354,007
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (39)      3,000,982
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................    213,118,877      64,301,740
Net Assets -- Beginning of Period ................     64,301,740              --
                                                     ------------     -----------
Net Assets -- End of Period ......................   $277,420,617     $64,301,740
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         21,573           6,192
 Units Redeemed ..................................         (2,471)           (561)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         19,102           5,631
                                                     ============     ===========



                                                                                                  EQ/Evergreen
                                                            EQ/Equity 500 Index                International Bond
                                                   ------------------------------------- -------------------------------
                                                          2007               2006              2007            2006
                                                   ------------------ ------------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,430,789)    $    1,601,536     $  2,476,493    $   (441,372)
 Net realized gain (loss) on investments .........      115,413,902         79,581,408        1,619,880         109,342
 Change in unrealized appreciation
  (depreciation) of investments ..................      (55,926,961)       116,669,406        5,870,675       1,728,670
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       57,056,152        197,852,350        9,967,048       1,396,640
                                                     --------------     --------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      117,566,722        133,555,865       42,372,676      37,714,007
  Transfers between funds including
   guaranteed interest account, net ..............      (71,345,475)       (98,517,620)      68,191,027      37,608,945
  Transfers for contract benefits and
   terminations ..................................     (155,335,344)      (118,995,414)      (5,474,549)     (1,956,225)
  Contract maintenance charges ...................      (11,768,154)       (10,541,003)        (848,078)       (198,829)
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (120,882,251)       (94,498,172)     104,241,076      73,167,898
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (49,140)           688,439              (17)         (4,221)
                                                     --------------     --------------     ------------    ------------
Increase (Decrease) in Net Assets ................      (63,875,239)       104,042,617      114,208,107      74,560,317
Net Assets -- Beginning of Period ................    1,641,217,452      1,537,174,835       85,871,998      11,311,681
                                                     --------------     --------------     ------------    ------------
Net Assets -- End of Period ......................   $1,577,342,213     $1,641,217,452     $200,080,105    $ 85,871,998
                                                     ==============     ==============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,400             18,173           12,715           9,839
 Units Redeemed ..................................          (12,689)           (17,923)          (2,657)         (2,361)
                                                     --------------     --------------     ------------    ------------
 Net Increase (Decrease) .........................           (2,289)               250           10,058           7,478
                                                     ==============     ==============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Evergreen Omega
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,229,322)   $   1,004,678
 Net realized gain (loss) on investments .........     14,531,813       16,184,346
 Change in unrealized appreciation
  (depreciation) of investments ..................       (317,278)     (11,036,158)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,985,213        6,152,866
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     18,111,345       12,723,275
  Transfers between funds including
   guaranteed interest account, net ..............     18,096,362      (15,078,174)
  Transfers for contract benefits and
   terminations ..................................    (12,051,857)      (8,669,166)
  Contract maintenance charges ...................     (1,313,436)      (1,180,193)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,842,414      (12,204,258)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (422)        (138,108)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     34,827,205       (6,189,500)
Net Assets -- Beginning of Period ................    141,717,414      147,906,914
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 176,544,619    $ 141,717,414
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          6,147            2,916
 Units Redeemed ..................................         (4,521)          (4,438)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          1,626           (1,522)
                                                    =============    =============



                                                              EQ/FI Mid Cap                 EQ/Franklin Income (a)
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (15,351,363)   $  17,078,450    $  11,493,316    $    445,815
 Net realized gain (loss) on investments .........      177,355,115       69,676,844        5,513,796          27,122
 Change in unrealized appreciation
  (depreciation) of investments ..................      (99,558,417)       1,200,281      (27,348,192)      2,452,651
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       62,445,335       87,955,575      (10,341,080)      2,925,588
                                                     --------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      115,889,468      145,168,636      237,227,754      39,824,199
  Transfers between funds including
   guaranteed interest account, net ..............      (43,777,381)     (52,999,671)     270,963,723      91,180,187
  Transfers for contract benefits and
   terminations ..................................      (79,876,311)     (51,334,130)     (26,252,919)       (736,447)
  Contract maintenance charges ...................       (8,555,184)      (6,922,222)      (2,650,387)        (72,481)
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (16,319,408)      33,912,613      479,288,171     130,195,458
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (5,275)         (47,216)             (79)      3,002,810
                                                     --------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................       46,120,652      121,820,972      468,947,012     136,123,856
Net Assets -- Beginning of Period ................      989,704,425      867,883,453      136,123,856              --
                                                     --------------    -------------    -------------    ------------
Net Assets -- End of Period ......................   $1,035,825,077    $ 989,704,425    $ 605,070,868    $136,123,856
                                                     ==============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,091           20,292           51,409          13,284
 Units Redeemed ..................................          (11,835)         (18,775)          (6,727)           (527)
                                                     --------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................           (1,744)           1,517           44,682          12,757
                                                     ==============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Franklin Small
                                                            Cap Value (a)
                                                   -------------------------------
                                                         2007            2006
                                                   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (493,776)    $    (3,966)
 Net realized gain (loss) on investments .........       891,688          42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)        553,885
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    (8,309,943)        592,658
                                                    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    42,643,971       7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............     9,535,218       8,271,638
  Transfers for contract benefits and
   terminations ..................................    (1,661,701)        (40,544)
  Contract maintenance charges ...................      (266,104)         (7,407)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    50,251,384      15,690,367
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       2,999,909
                                                    ------------     -----------
Increase (Decrease) in Net Assets ................    41,941,441      19,282,934
Net Assets -- Beginning of Period ................    19,282,934              --
                                                    ------------     -----------
Net Assets -- End of Period ......................  $ 61,224,375     $19,282,934
                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         6,927           1,617
 Units Redeemed ..................................        (2,424)           (136)
                                                    ------------     -----------
 Net Increase (Decrease) .........................         4,503           1,481
                                                    ============     ===========



                                                    EQ/Franklin Templeton          EQ/GAMCO Mergers
                                                    Founding Strategy (b)          and Acquisitions
                                                   ----------------------- --------------------------------
                                                             2007                2007             2006
                                                   ----------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................      $   7,140,840        $   (834,621)   $  2,661,745
 Net realized gain (loss) on investments .........           (994,457)          7,456,848       1,078,114
 Change in unrealized appreciation
  (depreciation) of investments ..................        (26,905,825)         (5,768,786)      1,845,019
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................        (20,759,442)            853,441       5,584,878
                                                        -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        573,405,440          34,611,090      32,023,361
  Transfers between funds including
   guaranteed interest account, net ..............        249,266,273          15,605,530      26,861,707
  Transfers for contract benefits and
   terminations ..................................         (8,095,879)         (4,804,492)     (1,789,788)
  Contract maintenance charges ...................           (603,954)           (933,725)       (366,815)
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        813,971,880          44,478,403      56,728,465
                                                        -------------        ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            199,999              99,989         (47,360)
                                                        -------------        ------------    ------------
Increase (Decrease) in Net Assets ................        793,412,437          45,431,833      62,265,983
Net Assets -- Beginning of Period ................                  -          86,537,909      24,271,926
                                                        -------------        ------------    ------------
Net Assets -- End of Period ......................      $ 793,412,437        $131,969,742    $ 86,537,909
                                                        =============        ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................             85,911               5,603           7,367
 Units Redeemed ..................................             (2,460)             (1,892)         (2,212)
                                                        -------------        ------------    ------------
 Net Increase (Decrease) .........................             83,451               3,711           5,155
                                                        =============        ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO Small
                                                             Company Value
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,716,987)    $    308,397
 Net realized gain (loss) on investments .........     28,644,152       11,759,479
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,392,804)      16,610,542
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     18,534,361       28,678,418
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,160,984       75,028,840
  Transfers between funds including
   guaranteed interest account, net ..............     94,223,934       19,086,622
  Transfers for contract benefits and
   terminations ..................................    (18,318,916)      (7,147,502)
  Contract maintenance charges ...................     (2,975,379)      (1,207,974)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    208,090,623       85,759,986
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,996          (66,485)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................    226,724,980      114,371,919
Net Assets -- Beginning of Period ................    243,856,851      129,484,932
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 470,581,831     $243,856,851
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,458            6,426
 Units Redeemed ..................................         (2,753)          (3,068)
                                                    -------------     ------------
 Net Increase (Decrease) .........................          6,705            3,358
                                                    =============     ============



                                                   EQ/International ETF (a)      EQ/International Growth
                                                   ------------------------- -------------------------------
                                                       2007         2006           2007            2006
                                                   ------------ ------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   60,919   $   45,975    $ (1,187,347)   $   (115,762)
 Net realized gain (loss) on investments .........      20,344           --      18,033,828       2,077,935
 Change in unrealized appreciation
  (depreciation) of investments ..................     279,135      297,484         326,276       7,914,167
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     360,398      343,459      17,172,757       9,876,340
                                                    ----------   ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --      65,008,893      35,681,429
  Transfers between funds including
   guaranteed interest account, net ..............          --           --      80,380,411      23,884,666
  Transfers for contract benefits and
   terminations ..................................          --           --      (7,522,680)     (1,367,661)
  Contract maintenance charges ...................          --           --      (1,136,646)       (255,472)
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --     136,729,978      57,942,962
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    3,000,000             (17)        (36,647)
                                                    ----------   ----------    ------------    ------------
Increase (Decrease) in Net Assets ................     360,398    3,343,459     153,902,718      67,782,655
Net Assets -- Beginning of Period ................   3,343,459           --      83,836,238      16,053,583
                                                    ----------   ----------    ------------    ------------
Net Assets -- End of Period ......................  $3,703,857   $3,343,459    $237,738,956    $ 83,836,238
                                                    ==========   ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --          14,739           7,894
 Units Redeemed ..................................          --           --          (4,434)         (3,192)
                                                    ----------   ----------    ------------    ------------
 Net Increase (Decrease) .........................          --           --          10,305           4,702
                                                    ==========   ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan
                                                                 Core Bond
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   36,992,085     $   35,547,339
 Net realized gain (loss) on investments .........       (1,384,245)        (1,729,632)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)        (2,523,222)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       20,270,476         31,294,485
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      111,814,271        141,866,848
  Transfers between funds including
   guaranteed interest account, net ..............       12,407,294          2,628,188
  Transfers for contract benefits and
   terminations ..................................     (125,039,236)       (97,452,452)
  Contract maintenance charges ...................       (9,052,018)        (7,746,262)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (9,869,689)        39,296,322
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (15,725)          (263,794)
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       10,385,062         70,327,013
Net Assets -- Beginning of Period ................    1,261,096,921      1,190,769,908
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,271,481,983     $1,261,096,921
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           15,903              5,347
 Units Redeemed ..................................          (15,097)            (9,117)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              806             (3,770)
                                                     ==============     ==============



                                                              EQ/JPMorgan                       EQ/Legg Mason
                                                          Value Opportunities                   Value Equity
                                                   ---------------------------------- ---------------------------------
                                                          2007             2006             2007             2006
                                                   ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (594,482)  $  13,373,416    $  (2,845,557)    $ (1,637,785)
 Net realized gain (loss) on investments .........       94,004,642      30,299,196        6,960,177          (41,403)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (103,900,210)     36,394,367      (18,747,929)      14,040,673
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      (10,490,050)     80,066,979      (14,633,309)      12,361,485
                                                    ---------------   -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       33,789,166      20,256,775       40,646,668       88,810,281
  Transfers between funds including
   guaranteed interest account, net ..............      (30,654,913)    (16,528,736)     (12,553,838)      56,159,095
  Transfers for contract benefits and
   terminations ..................................      (63,195,761)    (56,698,370)      (8,727,650)      (5,563,770)
  Contract maintenance charges ...................       (2,543,075)     (2,267,718)      (1,637,542)        (566,131)
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (62,604,583)    (55,238,049)      17,727,638      138,839,475
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,955)       (229,450)             (15)          (8,889)
                                                    ---------------   -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      (73,099,588)     24,599,480        3,094,314      151,192,071
Net Assets -- Beginning of Period ................      493,250,071     468,650,591      180,566,572       29,374,501
                                                    ---------------   -------------    -------------     ------------
Net Assets -- End of Period ......................  $   420,150,483   $ 493,250,071    $ 183,660,886     $180,566,572
                                                    ===============   =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            4,550          29,523            4,986           16,883
 Units Redeemed ..................................           (8,344)        (23,855)          (3,408)          (3,516)
                                                    ---------------   -------------    -------------     ------------
 Net Increase (Decrease) .........................           (3,794)          5,668            1,578           13,367
                                                    ===============   =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Long Term Bond
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,933,011    $  2,237,573
 Net realized gain (loss) on investments .........       (530,683)       (588,633)
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,827,867        (837,876)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      6,230,195         811,064
                                                     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     19,023,154      22,426,287
  Transfers between funds including
   guaranteed interest account, net ..............     12,350,753      19,837,785
  Transfers for contract benefits and
   terminations ..................................     (5,506,029)     (2,359,220)
  Contract maintenance charges ...................       (747,250)       (417,278)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     25,120,628      39,487,574
                                                     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (49,390)
                                                     ------------    ------------
Increase (Decrease) in Net Assets ................     31,350,823      40,249,248
Net Assets -- Beginning of Period ................     83,305,631      43,056,383
                                                     ------------    ------------
Net Assets -- End of Period ......................   $114,656,454    $ 83,305,631
                                                     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,557           7,511
 Units Redeemed ..................................         (4,873)         (3,451)
                                                     ------------    ------------
 Net Increase (Decrease) .........................          2,684           4,060
                                                     ============    ============



                                                            EQ/Lord Abbett                   EQ/Lord Abbett
                                                           Growth and Income                 Large Cap Core
                                                   --------------------------------- -------------------------------
                                                         2007             2006             2007            2006
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (501,314)    $   (104,692)   $   (403,400)   $    (59,533)
 Net realized gain (loss) on investments .........     12,151,925        3,320,228       5,496,227         832,244
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,920,319)       9,526,751         212,541       3,540,588
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,730,292       12,742,287       5,305,368       4,313,299
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,910,383       43,190,154      16,067,399      17,413,949
  Transfers between funds including
   guaranteed interest account, net ..............     (9,982,533)      51,826,356      11,520,031       9,159,289
  Transfers for contract benefits and
   terminations ..................................    (10,470,126)      (3,850,410)     (3,527,075)     (2,014,574)
  Contract maintenance charges ...................     (1,167,373)        (490,890)       (508,010)       (246,318)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,290,351       90,675,210      23,552,345      24,312,346
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (43,932)             --         (52,730)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     12,020,643      103,373,565      28,857,713      28,572,915
Net Assets -- Beginning of Period ................    139,173,105       35,799,540      53,184,650      24,611,735
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 151,193,748     $139,173,105    $ 82,042,363    $ 53,184,650
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,513           11,450           3,381           3,182
 Units Redeemed ..................................         (3,769)          (3,451)         (1,505)           (975)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................            744            7,999           1,876           2,207
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett
                                                             Mid Cap Value                     EQ/Marsico Focus
                                                   --------------------------------- -------------------------------------
                                                         2007             2006              2007               2006
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,672,202)    $   (417,271)    $  (22,776,187)    $  (10,228,445)
 Net realized gain (loss) on investments .........     31,557,447        3,592,360        236,799,514         72,061,267
 Change in unrealized appreciation
  (depreciation) of investments ..................    (37,151,529)      16,589,759         (7,038,803)        52,234,685
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,266,284)      19,764,848        206,984,524        114,067,507
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     80,614,716       85,500,253        230,174,261        298,064,717
  Transfers between funds including
   guaranteed interest account, net ..............     24,758,315       15,550,990        (31,417,755)        35,899,031
  Transfers for contract benefits and
   terminations ..................................    (12,908,381)      (5,521,878)      (126,245,484)       (73,745,184)
  Contract maintenance charges ...................     (2,273,152)      (1,042,015)       (14,839,784)       (11,129,440)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,191,498       94,487,350         57,671,238        249,089,124
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,303)            (7,221)           397,641
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................     81,925,214      114,199,895        264,648,541        363,554,272
Net Assets -- Beginning of Period ................    219,480,002      105,280,107      1,645,211,301      1,281,657,029
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 301,405,216     $219,480,002     $1,909,859,842     $1,645,211,301
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,288           12,854             18,999             40,672
 Units Redeemed ..................................         (5,438)          (4,521)           (14,270)           (20,703)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................          6,850            8,333              4,729             19,969
                                                    =============     ============     ==============     ==============



                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2007              2006
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    23,246,551   $    16,761,959
 Net realized gain (loss) on investments .........         (211,185)         (929,628)
 Change in unrealized appreciation
  (depreciation) of investments ..................          222,973         1,036,353
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       23,258,339        16,868,684
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      459,390,401       308,162,362
  Transfers between funds including
   guaranteed interest account, net ..............      256,278,645        38,161,683
  Transfers for contract benefits and
   terminations ..................................     (495,059,766)     (230,794,379)
  Contract maintenance charges ...................       (5,120,378)       (2,958,951)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      215,488,902       112,570,715
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           14,278          (286,715)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      238,761,519       129,152,684
Net Assets -- Beginning of Period ................      612,761,188       483,608,504
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   851,522,707   $   612,761,188
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           73,489            92,844
 Units Redeemed ..................................          (61,353)          (83,926)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................           12,136             8,918
                                                    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Montag &
                                                           Caldwell Growth
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (510,000)    $  (331,596)
 Net realized gain (loss) on investments .........      1,724,061         547,727
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,944,169       1,556,349
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      7,158,230       1,772,480
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     11,709,118       8,179,389
  Transfers between funds including
   guaranteed interest account, net ..............     55,312,746        (211,939)
  Transfers for contract benefits and
   terminations ..................................     (3,261,364)       (973,238)
  Contract maintenance charges ...................       (373,381)       (206,899)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     63,387,119       6,787,313
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (74,907)
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................     70,545,349       8,484,886
Net Assets -- Beginning of Period ................     30,136,117      21,651,231
                                                     ------------     -----------
Net Assets -- End of Period ......................   $100,681,466     $30,136,117
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         14,727           4,221
 Units Redeemed ..................................         (2,510)         (2,474)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         12,217           1,747
                                                     ============     ===========



                                                                                              EQ/Oppenheimer
                                                         EQ/Mutual Shares (a)                   Global (a)
                                                   --------------------------------- --------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,133,571)    $    (68,595)    $   (670,358)    $   (27,691)
 Net realized gain (loss) on investments .........      3,865,724           35,029        2,120,164          33,909
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,039,783)       4,369,256       (1,198,545)      1,332,000
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (9,307,630)       4,335,690          251,261       1,338,218
                                                    -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    169,234,897       28,257,871       56,803,015       8,196,812
  Transfers between funds including
   guaranteed interest account, net ..............    123,656,655       52,107,423       37,905,119      10,850,420
  Transfers for contract benefits and
   terminations ..................................    (12,293,363)        (557,065)      (2,231,694)        (96,165)
  Contract maintenance charges ...................     (1,626,668)         (42,919)        (313,754)         (5,174)
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    278,971,521       79,765,310       92,162,686      18,945,893
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (43)      20,001,435              (16)      7,999,910
                                                    -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ................    269,663,848      104,102,435       92,413,931      28,284,021
Net Assets -- Beginning of Period ................    104,102,435               --       28,284,021              --
                                                    -------------     ------------     ------------     -----------
Net Assets -- End of Period ......................  $ 373,766,283     $104,102,435     $120,697,952     $28,284,021
                                                    =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         30,452            8,040            8,995           1,864
 Units Redeemed ..................................         (5,331)            (326)          (1,103)           (108)
                                                    -------------     ------------     ------------     -----------
 Net Increase (Decrease) .........................         25,121            7,714            7,892           1,756
                                                    =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Oppenheimer                  EQ/Oppenheimer
                                                     Main Street Opportunity (a)      Main Street Small Cap (a)
                                                   ------------------------------- -------------------------------
                                                         2007            2006            2007            2006
                                                   --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (163,878)    $   106,477    $   (601,043)    $    48,877
 Net realized gain (loss) on investments .........     2,788,609          10,462       1,112,009          11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,875,869)        948,198      (5,108,656)      1,029,959
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      (251,138)      1,065,137      (4,597,690)      1,090,290
                                                    ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    18,510,013       3,568,479      33,472,851       5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............    13,290,476       4,319,318      23,744,238       3,684,057
  Transfers for contract benefits and
   terminations ..................................    (1,167,130)       (119,647)     (1,970,130)         (9,538)
  Contract maintenance charges ...................      (150,501)         (4,866)       (213,438)         (1,382)
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    30,482,858       7,763,284      55,033,521       9,480,872
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       9,999,903              --       9,999,981
                                                    ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    30,231,720      18,828,324      50,435,831      20,571,143
Net Assets -- Beginning of Period ................    18,828,324              --      20,571,143              --
                                                    ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................  $ 49,060,044     $18,828,324    $ 71,006,974     $20,571,143
                                                    ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,606             779           6,126             934
 Units Redeemed ..................................          (937)            (53)         (1,380)            (66)
                                                    ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         2,669             726           4,746             868
                                                    ============     ===========    ============     ===========



                                                               EQ/PIMCO
                                                             Real Return
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,847,847    $   8,238,862
 Net realized gain (loss) on investments .........      3,829,324       (1,120,384)
 Change in unrealized appreciation
  (depreciation) of investments ..................     28,562,465       (9,769,342)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     38,239,636       (2,650,864)
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     79,109,648      125,385,505
  Transfers between funds including
   guaranteed interest account, net ..............     88,930,409       42,455,706
  Transfers for contract benefits and
   terminations ..................................    (20,859,358)     (11,096,209)
  Contract maintenance charges ...................     (2,950,283)      (1,442,063)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    144,230,416      155,302,939
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,653          (30,899)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................    182,569,705      152,621,176
Net Assets -- Beginning of Period ................    304,380,793      151,759,617
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 486,950,498    $ 304,380,793
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         25,813           26,045
 Units Redeemed ..................................        (11,343)         (10,221)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         14,470           15,824
                                                    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Short                         EQ/Small
                                                            Duration Bond                    Company Index
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,148,882    $  1,275,010    $    (785,522)   $    (460,973)
 Net realized gain (loss) on investments .........       954,551         795,589       57,778,402       41,597,429
 Change in unrealized appreciation
  (depreciation) of investments ..................      (412,042)       (674,697)     (71,918,814)      20,025,443
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     2,691,391       1,395,902      (14,925,934)      61,161,899
                                                    ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    17,276,944      23,322,093       57,163,322       73,200,232
  Transfers between funds including
   guaranteed interest account, net ..............     7,351,269      21,868,111      (32,828,333)       4,284,882
  Transfers for contract benefits and
   terminations ..................................    (5,974,974)     (4,930,007)     (36,399,028)     (24,584,006)
  Contract maintenance charges ...................      (514,672)       (288,168)      (3,782,262)      (2,952,262)
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,138,567      39,972,029      (15,846,301)      49,948,846
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        80,116         (56,326)          (2,322)         (78,562)
                                                    ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    20,910,074      41,311,605      (30,774,557)     111,032,183
Net Assets -- Beginning of Period ................    59,883,044      18,571,439      475,466,872      364,434,689
                                                    ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 80,793,118    $ 59,883,044    $ 444,692,315    $ 475,466,872
                                                    ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,585          10,328            5,902           12,308
 Units Redeemed ..................................        (5,817)         (6,318)          (6,674)          (8,553)
                                                    ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         1,768           4,010             (772)           3,755
                                                    ============    ============    =============    =============



                                                           EQ/T. Rowe Price
                                                           Growth Stock (e)
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,277,057)   $     (765,677)
 Net realized gain (loss) on investments .........     24,486,444           417,258
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,648,683)       (2,505,475)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,439,296)       (2,853,894)
                                                    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     23,853,471        19,740,981
  Transfers between funds including
   guaranteed interest account, net ..............    236,913,422       (10,410,077)
  Transfers for contract benefits and
   terminations ..................................    (16,236,193)       (1,846,174)
  Contract maintenance charges ...................     (1,332,712)         (356,757)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,197,988         7,127,973
                                                    -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         17,686           (98,194)
                                                    -------------    --------------
Increase (Decrease) in Net Assets ................    239,776,378         4,175,885
Net Assets -- Beginning of Period ................     51,295,715        47,119,830
                                                    -------------    --------------
Net Assets -- End of Period ......................  $ 291,072,093    $   51,295,715
                                                    =============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         16,936             2,293
 Units Redeemed ..................................         (2,262)           (1,758)
                                                    -------------    --------------
 Net Increase (Decrease) .........................         14,674               535
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Templeton Growth (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,911,943)    $   (63,999)
 Net realized gain (loss) on investments .........      3,536,098          72,643
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,014,476)      2,409,867
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (5,390,321)      2,418,511
                                                    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,146,323      23,602,090
  Transfers between funds including
   guaranteed interest account, net ..............     97,981,466      41,626,913
  Transfers for contract benefits and
   terminations ..................................    (10,373,599)       (485,816)
  Contract maintenance charges ...................     (1,272,154)        (39,508)
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    221,482,036      64,703,679
                                                    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (45)      3,000,770
                                                    -------------     -----------
Increase (Decrease) in Net Assets ................    216,091,670      70,122,960
Net Assets -- Beginning of Period ................     70,122,960              --
                                                    -------------     -----------
Net Assets -- End of Period ......................  $ 286,214,630     $70,122,960
                                                    =============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         23,623           6,609
 Units Redeemed ..................................         (3,676)           (389)
                                                    -------------     -----------
 Net Increase (Decrease) .........................         19,947           6,220
                                                    =============     ===========



                                                      EQ/UBS Growth and Income          EQ/Van Kampen Comstock
                                                   ------------------------------- --------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (521,621)   $   (307,981)   $     423,457    $  2,930,597
 Net realized gain (loss) on investments .........     4,179,584       1,364,045       18,648,767       2,814,607
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,590,749)      5,780,182      (32,146,462)     20,800,049
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (932,786)      6,836,246      (13,074,238)     26,545,253
                                                    ------------    ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    20,770,619      22,469,649       69,517,617     100,478,408
  Transfers between funds including
   guaranteed interest account, net ..............      (834,027)      8,159,032       (9,510,659)     40,420,322
  Transfers for contract benefits and
   terminations ..................................    (4,420,849)     (2,144,881)     (14,799,789)     (5,978,972)
  Contract maintenance charges ...................      (678,483)       (370,507)      (2,425,684)     (1,158,207)
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,837,260      28,113,293       42,781,485     133,761,551
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --         (85,247)             (21)        (43,706)
                                                    ------------    ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    13,904,474      34,864,292       29,707,226     160,263,098
Net Assets -- Beginning of Period ................    70,592,857      35,728,565      259,641,835      99,378,737
                                                    ------------    ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 84,497,331    $ 70,592,857    $ 289,349,061    $259,641,835
                                                    ============    ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,374           8,472            7,869          16,196
 Units Redeemed ..................................        (3,934)         (3,257)          (4,366)         (3,911)
                                                    ------------    ------------    -------------    ------------
 Net Increase (Decrease) .........................         3,440           5,215            3,503          12,285
                                                    ============    ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                          Emerging Markets Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (19,088,257)    $   (8,126,472)
 Net realized gain (loss) on investments .........      446,664,476        164,112,415
 Change in unrealized appreciation
  (depreciation) of investments ..................        7,510,616         85,184,589
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      435,086,835        241,170,532
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      239,698,333        214,535,289
  Transfers between funds including
   guaranteed interest account, net ..............       20,394,939         22,946,486
  Transfers for contract benefits and
   terminations ..................................      (92,112,067)       (44,912,333)
  Contract maintenance charges ...................      (10,268,253)        (5,509,005)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      157,712,952        187,060,437
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,056)            30,392
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................      592,795,731        428,261,361
Net Assets -- Beginning of Period ................    1,034,662,335        606,400,974
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,627,458,066     $1,034,662,335
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,750             34,839
 Units Redeemed ..................................          (15,196)           (26,149)
                                                     --------------     --------------
 Net Increase (Decrease) .........................            5,554              8,690
                                                     ==============     ==============



                                                             EQ/Van Kampen               EQ/Van Kampen
                                                            Mid Cap Growth            Real Estate (c ) (g)
                                                   --------------------------------- ---------------------
                                                         2007             2006                2007
                                                   ---------------- ---------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,224,184)    $   (813,171)      $   1,071,250
 Net realized gain (loss) on investments .........     21,157,345        2,340,262           7,562,359
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,739,869        4,666,673         (53,491,083)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,673,030        6,193,764         (44,857,474)
                                                    -------------     ------------       -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     66,008,687       56,908,087          27,648,694
  Transfers between funds including
   guaranteed interest account, net ..............    113,561,380       17,867,191         479,842,930
  Transfers for contract benefits and
   terminations ..................................    (10,270,623)      (2,978,948)         (9,756,305)
  Contract maintenance charges ...................     (1,551,753)        (452,037)         (1,620,650)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,747,691       71,344,293         496,114,669
                                                    -------------     ------------       -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,168)            200,000
                                                    -------------     ------------       -------------
Increase (Decrease) in Net Assets ................    198,420,721       77,485,889         451,457,195
Net Assets -- Beginning of Period ................    120,410,892       42,925,003                  --
                                                    -------------     ------------       -------------
Net Assets -- End of Period ......................  $ 318,831,613     $120,410,892       $ 451,457,195
                                                    =============     ============       =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         13,520            8,786              59,830
 Units Redeemed ..................................         (2,703)          (3,212)             (5,355)
                                                    -------------     ------------       -------------
 Net Increase (Decrease) .........................         10,817            5,574              54,475
                                                    =============     ============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                           International Core
                                                   -----------------------------------
                                                          2007              2006
                                                   ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (11,099,081)   $    (850,349)
 Net realized gain (loss) on investments .........      281,548,796       94,007,542
 Change in unrealized appreciation
  (depreciation) of investments ..................     (143,168,641)      45,518,408
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      127,281,074      138,675,601
                                                     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       82,354,390      161,646,233
  Transfers between funds including
   guaranteed interest account, net ..............      (75,301,686)        (605,943)
  Transfers for contract benefits and
   terminations ..................................      (75,816,636)     (48,042,906)
  Contract maintenance charges ...................       (8,118,467)      (6,095,816)
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (76,882,399)     106,901,568
                                                     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (7,110)         (23,323)
                                                     --------------    -------------
Increase (Decrease) in Net Assets ................       50,391,565      245,553,846
Net Assets -- Beginning of Period ................      973,970,848      728,417,002
                                                     --------------    -------------
Net Assets -- End of Period ......................   $1,024,362,413    $ 973,970,848
                                                     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            8,052           24,184
 Units Redeemed ..................................          (13,162)         (17,508)
                                                     --------------    -------------
 Net Increase (Decrease) .........................           (5,110)           6,676
                                                     ==============    =============



                                                              MarketPLUS                        MarketPLUS
                                                            Large Cap Core                   Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (934,831)   $  (1,796,290)   $  (3,115,637)   $  (3,878,114)
 Net realized gain (loss) on investments .........     67,447,660        6,569,821       14,111,167        3,594,117
 Change in unrealized appreciation
  (depreciation) of investments ..................    (59,398,695)      25,655,767       25,048,213       15,908,179
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,114,134       30,429,298       36,043,743       15,624,182
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     10,302,391       11,886,229       29,398,855       19,421,668
  Transfers between funds including
   guaranteed interest account, net ..............    (19,399,231)     (19,417,771)      63,462,388      (10,049,759)
  Transfers for contract benefits and
   terminations ..................................    (39,046,480)     (29,043,979)     (33,664,941)     (26,870,694)
  Contract maintenance charges ...................     (1,590,512)      (1,568,044)      (1,660,190)      (1,337,952)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (49,733,832)     (38,143,565)      57,536,112      (18,836,737)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (14,102)          21,946           (6,023)        (218,446)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (42,633,800)      (7,692,321)      93,573,832       (3,431,001)
Net Assets -- Beginning of Period ................    286,504,304      294,196,625      270,014,473      273,445,472
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 243,870,504    $ 286,504,304    $ 363,588,305    $ 270,014,471
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,691            2,250            8,416            4,249
 Units Redeemed ..................................         (6,258)          (6,261)          (4,572)          (5,398)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,567)          (4,011)           3,844           (1,149)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                             Mid Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,610,290)  $  (9,965,435)
 Net realized gain (loss) on investments .........      260,539,525     113,397,988
 Change in unrealized appreciation
  (depreciation) of investments ..................     (277,118,388)    (10,969,222)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,189,153)     92,463,331
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       72,453,587     116,403,003
  Transfers between funds including
   guaranteed interest account, net ..............     (105,491,837)    (33,635,684)
  Transfers for contract benefits and
   terminations ..................................      (75,035,606)    (52,127,453)
  Contract maintenance charges ...................       (7,592,654)     (6,649,502)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (115,666,510)     23,990,364
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (6,127)       (270,837)
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................     (136,861,790)    116,182,858
Net Assets -- Beginning of Period ................      948,871,233     832,688,375
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   812,009,443   $ 948,871,233
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            5,715          16,513
 Units Redeemed ..................................          (12,143)        (14,436)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................           (6,428)          2,077
                                                    ===============   =============



                                                             Multimanager                      Multimanager
                                                           Aggressive Equity                     Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,993,654)   $  (1,916,467)   $  17,362,876    $  17,065,188
 Net realized gain (loss) on investments .........      7,992,369        2,455,423       (4,088,282)      (3,228,993)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,935,319        3,774,787       17,212,374          531,953
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,934,034        4,313,743       30,486,968       14,368,148
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     15,553,578       23,894,914       37,696,538       59,159,269
  Transfers between funds including
   guaranteed interest account, net ..............    (17,886,983)      (3,912,149)      (3,279,239)      (4,815,279)
  Transfers for contract benefits and
   terminations ..................................    (13,188,187)     (11,334,834)     (56,661,798)     (43,702,823)
  Contract maintenance charges ...................       (935,087)        (803,940)      (5,397,440)      (5,024,568)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (16,456,679)       7,843,991      (27,641,939)       5,616,599
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (190,880)          (4,366)        (146,797)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (4,522,645)      11,966,854        2,840,663       19,837,950
Net Assets -- Beginning of Period ................    139,332,453      127,365,599      651,223,813      631,385,863
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 134,809,808    $ 139,332,453    $ 654,064,476    $ 651,223,813
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,437            2,935           12,768           18,126
 Units Redeemed ..................................         (1,774)          (1,573)         (14,981)         (17,391)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (337)           1,362           (2,213)             735
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                              Health Care
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,476,018)   $  (1,071,415)
 Net realized gain (loss) on investments .........     32,370,131       16,123,069
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)      (5,318,741)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,305,807        9,732,913
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     35,569,857       54,077,910
  Transfers between funds including
   guaranteed interest account, net ..............     (4,934,070)      (3,586,124)
  Transfers for contract benefits and
   terminations ..................................    (19,346,186)     (13,415,982)
  Contract maintenance charges ...................     (2,671,786)      (2,170,542)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      8,617,815       34,905,262
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         91,984          (83,997)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     30,015,606       44,554,178
Net Assets -- Beginning of Period ................    290,868,155      246,313,977
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 320,883,761    $ 290,868,155
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,154            9,476
 Units Redeemed ..................................         (4,577)          (6,728)
                                                    -------------    -------------
 Net Increase (Decrease) .........................            577            2,748
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  53,414,827    $  49,438,110    $  (4,709,108)   $   3,449,671
 Net realized gain (loss) on investments .........         42,690       (2,437,337)      81,851,913       38,023,707
 Change in unrealized appreciation
  (depreciation) of investments ..................    (38,526,322)      25,299,389      (13,590,584)      51,542,872
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     14,931,195       72,300,162       63,552,221       93,016,250
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     75,108,248       85,533,499       97,829,235      112,104,399
  Transfers between funds including
   guaranteed interest account, net ..............    (49,472,822)     (26,814,029)      (3,480,572)      59,555,542
  Transfers for contract benefits and
   terminations ..................................    (89,853,713)     (66,378,158)     (40,679,469)     (21,601,547)
  Contract maintenance charges ...................     (6,997,321)      (6,323,126)      (5,298,150)      (3,377,140)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (71,215,608)     (13,981,814)      48,371,044      146,681,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (11,818)         117,065           (2,709)          (8,075)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (56,296,231)      58,435,413      111,920,556      239,689,429
Net Assets -- Beginning of Period ................    935,825,123      877,389,710      568,599,253      328,909,824
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 879,528,892    $ 935,825,123    $ 680,519,809    $ 568,599,253
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,880           16,929           10,956           21,714
 Units Redeemed ..................................         (9,385)         (14,107)          (8,462)         (12,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,505)           2,822            2,494            9,012
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                         Large Cap Core Equity
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,861,159)    $ (1,358,297)
 Net realized gain (loss) on investments .........     23,483,211       10,381,372
 Change in unrealized appreciation
  (depreciation) of investments ..................    (15,770,813)       9,375,370
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,851,239       18,398,445
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     16,575,734       14,667,477
  Transfers between funds including
   guaranteed interest account, net ..............     (3,134,775)        (446,184)
  Transfers for contract benefits and
   terminations ..................................    (13,817,236)      (9,337,989)
  Contract maintenance charges ...................     (1,514,077)      (1,310,913)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (1,890,354)       3,572,391
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,216)        (169,619)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................      3,959,669       21,801,217
Net Assets -- Beginning of Period ................    173,390,317      151,589,100
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 177,349,986     $173,390,317
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,239            3,487
 Units Redeemed ..................................         (3,458)          (3,265)
                                                    -------------     ------------
 Net Increase (Decrease) .........................           (219)             222
                                                    =============     ============



                                                             Multimanager                      Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,535,388)   $  (4,293,703)   $  (2,319,683)   $   6,894,178
 Net realized gain (loss) on investments .........     51,853,612       25,155,188       96,064,770       30,224,587
 Change in unrealized appreciation
  (depreciation) of investments ..................    (19,182,119)     (24,507,555)     (81,818,072)      46,119,311
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     28,136,105       (3,646,070)      11,927,015       83,238,076
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     25,722,038       37,458,025       66,592,837       78,265,010
  Transfers between funds including
   guaranteed interest account, net ..............    (11,413,412)      (2,670,630)     (21,646,809)      10,482,129
  Transfers for contract benefits and
   terminations ..................................    (24,380,314)     (17,466,505)     (46,326,446)     (30,196,139)
  Contract maintenance charges ...................     (2,656,640)      (2,382,810)      (5,046,941)      (3,942,266)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,728,328)      14,938,080       (6,427,359)      54,608,734
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,538)         (82,430)          (2,128)         (45,731)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     15,406,239       11,209,580        5,497,528      137,801,079
Net Assets -- Beginning of Period ................    307,019,814      295,810,234      578,083,463      440,282,384
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 322,426,053    $ 307,019,814    $ 583,580,991    $ 578,083,463
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,643            8,596            8,867           15,572
 Units Redeemed ..................................         (7,225)          (7,463)          (9,490)         (11,780)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,582)           1,133             (623)           3,792
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,127,383)   $  (3,757,989)
 Net realized gain (loss) on investments .........     56,472,196       54,438,545
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)     (20,798,505)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     41,109,965       29,882,051
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     28,099,308       46,830,926
  Transfers between funds including
   guaranteed interest account, net ..............    (27,419,637)     (13,081,660)
  Transfers for contract benefits and
   terminations ..................................    (34,635,321)     (23,768,158)
  Contract maintenance charges ...................     (3,654,882)      (3,269,071)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,610,532)       6,712,037
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,543)          31,908
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      3,496,890       36,625,996
Net Assets -- Beginning of Period ................    410,738,703      374,112,707
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 414,235,593    $ 410,738,703
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,811            9,647
 Units Redeemed ..................................         (7,128)          (9,687)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         (3,317)             (40)
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                             Mid Cap Value                 Small Cap Growth (f)
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,474,610)   $   1,079,807    $  (3,089,072)    $   (121,411)
 Net realized gain (loss) on investments .........     39,617,747       46,127,160       29,308,643        3,040,879
 Change in unrealized appreciation
  (depreciation) of investments ..................    (36,433,587)       2,072,576      (33,439,325)        (504,014)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,290,450)      49,279,543       (7,219,754)       2,415,454
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,192,130       46,692,805       30,977,521       62,254,258
  Transfers between funds including
   guaranteed interest account, net ..............    (42,633,623)      (1,740,517)      84,485,220       16,709,580
  Transfers for contract benefits and
   terminations ..................................    (34,927,644)     (23,164,723)     (12,954,807)      (5,531,117)
  Contract maintenance charges ...................     (3,763,511)      (3,293,724)      (1,809,027)        (825,775)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (42,132,648)      18,493,841      100,698,907       72,606,946
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,426)          45,773        5,351,699          (99,468)
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    (45,425,524)      67,819,157       98,830,852       74,922,932
Net Assets -- Beginning of Period ................    438,540,180      370,721,023      147,402,710       72,479,778
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 393,114,656    $ 438,540,180    $ 246,233,562     $147,402,710
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,292            9,305           21,675           19,763
 Units Redeemed ..................................         (7,199)          (8,120)         (10,151)         (11,616)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         (2,907)           1,185           11,524            8,147
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Small Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (10,432,975)   $  38,421,635
 Net realized gain (loss) on investments .........      91,427,573       97,622,076
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)      (9,872,148)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (93,138,870)     126,171,563
                                                    --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      35,637,468      123,107,526
  Transfers between funds including
   guaranteed interest account, net ..............    (121,687,075)     (61,523,196)
  Transfers for contract benefits and
   terminations ..................................     (81,889,679)     (63,768,931)
  Contract maintenance charges ...................      (7,121,145)      (6,710,652)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (175,060,431)      (8,895,253)
                                                    --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (4,259)           1,391
                                                    --------------    -------------
Increase (Decrease) in Net Assets ................    (268,203,560)     117,277,701
Net Assets -- Beginning of Period ................     992,357,112      875,079,411
                                                    --------------    -------------
Net Assets -- End of Period ......................  $  724,153,552    $ 992,357,112
                                                    ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           2,804           16,377
 Units Redeemed ..................................         (12,606)         (15,387)
                                                    --------------    -------------
 Net Increase (Decrease) .........................          (9,802)             990
                                                    ==============    =============



                                                             Multimanager                   Target 2015
                                                              Technology                  Allocation (a)
                                                   --------------------------------- -------------------------
                                                         2007             2006           2007         2006
                                                   ---------------- ---------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,478,117)   $  (3,852,955)   $   34,195   $   24,860
 Net realized gain (loss) on investments .........     25,150,618       18,894,807        13,099           --
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,946,945         (647,907)       32,310       53,735
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................     41,619,446       14,393,945        79,604       78,595
                                                    -------------    -------------    ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,472,575       40,562,693            --           --
  Transfers between funds including
   guaranteed interest account, net ..............     49,358,494      (19,886,979)           --           --
  Transfers for contract benefits and
   terminations ..................................    (25,270,554)     (15,812,757)           --           --
  Contract maintenance charges ...................     (2,320,125)      (1,831,655)           --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     61,240,390        3,031,302            --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (792)        (124,430)           --    1,000,000
                                                    -------------    -------------    ----------   ----------
Increase (Decrease) in Net Assets ................    102,859,044       17,300,817        79,604    1,078,595
Net Assets -- Beginning of Period ................    271,319,497      254,018,680     1,078,595           --
                                                    -------------    -------------    ----------   ----------
Net Assets -- End of Period ......................  $ 374,178,541    $ 271,319,497    $1,158,199   $1,078,595
                                                    =============    =============    ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,042           11,214            --           --
 Units Redeemed ..................................         (7,924)         (11,358)           --           --
                                                    -------------    -------------    ----------   ----------
 Net Increase (Decrease) .........................          4,118             (144)           --           --
                                                    =============    =============    ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2025               Target 2035               Target 2045
                                                        Allocation (a)            Allocation (a)            Allocation (a)
                                                   ------------------------- ------------------------- -------------------------
                                                       2007         2006         2007         2006         2007         2006
                                                   ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   28,857   $   21,595   $   25,690   $   17,915   $   21,696   $   15,030
 Net realized gain (loss) on investments .........      14,417           --       11,466           --       35,055           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288       65,297       45,236       76,584       30,737       86,177
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................      81,562       86,892       82,392       94,499       87,488      101,207
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --           --           --           --           --
  Transfers between funds including
   guaranteed interest account, net ..............          --           --           --           --           --           --
  Transfers for contract benefits and
   terminations ..................................          --           --           --           --           --           --
  Contract maintenance charges ...................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    1,000,000           --    1,000,000                 1,000,000
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets ................      81,562    1,086,892       82,392    1,094,499       87,488    1,101,207
Net Assets -- Beginning of Period ................   1,086,892           --    1,094,499           --    1,101,207           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net Assets -- End of Period ......................  $1,168,454   $1,086,892   $1,176,891   $1,094,499   $1,188,695   $1,101,207
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --           --           --           --           --
 Units Redeemed ..................................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net Increase (Decrease) .........................          --           --           --           --           --           --
                                                    ==========   ==========   ==========   ==========   ==========   ==========

-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2007

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

    The Account consists of 74 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Large Cap Growth
    o EQ/AllianceBernstein Quality Bond
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/AllianceBernstein Value
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity(1)
    o EQ/BlackRock International Value(1)
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/FI Mid Cap
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Legg Mason Value Equity
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock(2)
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kamper Real Estate
    o MarketPLUS International Core(3)
    o MarketPLUS Large Cap Core(4)
    o MarketPLUS Large Cap Growth(5)
    o MarketPLUS Mid Cap Value(6)
    o Multimanager Aggressive Equity(9)
    o Multimanager Core Bond(9)
    o Multimanager Health Care(9)
    o Multimanager High Yield(9)
    o Multimanager International Equity(9)
    o Multimanager Large Cap Core Equity(9)
    o Multimanager Large Cap Growth(9)
    o Multimanager Large Cap Value(9)
    o Multimanager Mid Cap Growth(9)
    o Multimanager Mid Cap Value(9)
    o Multimanager Small Cap Growth(7)
    o Multimanager Small Cap Value(8)
    o Multimanager Technology(9)


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

1.  Organization (Concluded)

    (1) Formerly known as EQ/Mercury.
    (2) Formerly known as EQ/TCW Equity.
    (3) Formerly known as EQ/Capital Guardian International.
    (4) Formerly known as EQ/MFS Investors Trust.
    (5) Formerly known as EQ/MFS Emerging Growth Companies.
    (6) Formerly known as EQ/FI Mid Cap Value.
    (7) Formerly known as EQ/Small Company Growth.
    (8) Formerly known as EQ/Small Cap Value.
    (9) Formerly known as AXA Premier VIP.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

2.  Significant Accounting Policies (Concluded)

    guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                                    Purchases          Sales
                                                                ----------------- ---------------
AXA Aggressive Allocation ...................................    $1,574,000,567    $203,580,195
AXA Conservative Allocation .................................       483,727,415     274,474,555
AXA Conservative-Plus Allocation ............................       517,140,202     226,909,021
AXA Moderate Allocation .....................................     1,781,804,729     429,829,076
AXA Moderate-Plus Allocation ................................     4,194,688,826     441,795,368
EQ/AllianceBernstein Common Stock ...........................       105,782,979     274,200,417
EQ/AllianceBernstein Intermediate Government Securities .....        94,526,527     100,339,401
EQ/AllianceBernstein International ..........................       525,842,995     147,392,745
EQ/AllianceBernstein Large Cap Growth .......................        66,214,400      89,930,038
EQ/AllianceBernstein Quality Bond ...........................       115,244,586      91,853,154
EQ/AllianceBernstein Small Cap Growth .......................       179,907,316     131,342,305
EQ/AllianceBernstein Value ..................................     1,184,342,286     426,360,657
EQ/Ariel Appreciation II ....................................        38,364,867      14,129,840
EQ/AXA Rosenberg Value Long/Short Equity ....................        47,765,462      57,104,662
EQ/BlackRock Basic Value Equity .............................       215,197,170     168,182,333
EQ/BlackRock International Value ............................       365,062,359     252,692,461
EQ/Boston Advisors Equity Income ............................        70,256,059      56,315,936
EQ/Calvert Socially Responsible .............................        21,242,617      16,651,000
EQ/Capital Guardian Growth ..................................       122,838,328      82,764,398
EQ/Capital Guardian Research ................................       987,666,083     261,431,485
EQ/Caywood-Scholl High Yield Bond ...........................        88,587,214      41,872,664
EQ/Davis New York Venture ...................................       242,695,862      30,349,759
EQ/Equity 500 Index .........................................       263,550,231     342,362,255
EQ/Evergreen International Bond .............................       135,764,559      28,971,003
EQ/Evergreen Omega ..........................................        80,017,106      50,391,265
EQ/FI Mid Cap ...............................................       292,675,179     184,213,883
EQ/Franklin Income ..........................................       570,493,777      78,283,279
EQ/Franklin Small Cap Value .................................        77,440,875      27,483,390
EQ/Franklin Templeton Founding Strategy .....................       848,705,074      27,353,197
EQ/GAMCO Mergers and Acquisitions ...........................        73,822,473      24,471,792
EQ/GAMCO Small Company Value ................................       307,490,507      86,416,754
EQ/International ETF ........................................            43,151              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                    Purchases          Sales
                                                ---------------- ----------------
EQ/International Growth .....................    $  212,680,981   $   69,155,055
EQ/JP Morgan Value Opportunities ............       143,798,066      140,287,917
EQ/JPMorgan Core Bond .......................       245,153,404      218,046,730
EQ/Legg Mason Value Equity ..................        60,083,666       41,192,550
EQ/Long Term Bond ...........................        78,437,130       50,383,490
EQ/Lord Abbett Growth and Income ............        63,857,087       49,292,034
EQ/Lord Abbett Large Cap Core ...............        45,443,268       19,568,876
EQ/Lord Abbett Mid Cap Value ................       182,756,218       75,154,237
EQ/Marsico Focus ............................       442,765,372      257,546,754
EQ/Money Market .............................     1,314,819,221    1,076,224,388
EQ/Montag & Caldwell Growth .................        76,210,012       13,332,892
EQ/Mutual shares ............................       337,206,972       62,334,863
EQ/Oppenheimer Global .......................       106,280,264       13,679,044
EQ/Oppenheimer Main Street Opportunity ......        43,595,447       11,147,362
EQ/Oppenheimer Main Street Small Cap ........        71,728,214       16,216,462
EQ/PIMCO Real Return ........................       275,289,844      121,029,792
EQ/Short Duration Bond ......................        81,900,953       61,613,220
EQ/Small Company Index ......................       134,249,184      117,666,036
EQ/T. Rowe Price Growth Stock ...............       251,213,192       40,806,349
EQ/Templeton Founding Strategy ..............       848,705,074       27,353,197
EQ/Templeton Growth .........................       263,830,235       43,473,860
EQ/UBS Growth and Income ....................        39,639,289       25,323,649
EQ/Van Kampen Comstock ......................       110,858,803       57,387,901
EQ/Van Kampen Emerging Markets Equity .......       799,525,466      379,792,888
EQ/Van Kampen Mid Cap Growth ................       222,650,115       42,972,814
EQ/Van Kampen Real Estate ...................       592,379,012       52,915,501
MarketPLUS International Core ...............       336,206,732      227,082,320
MarketPLUS Large Cap Core ...................        76,514,085       75,405,954
MarketPLUS Large Cap Growth .................       129,519,874       75,105,421
MarketPLUS Mid Cap Value ....................       317,174,619      226,599,246
MarketPlus Small Cap Value ..................       116,011,310      234,573,656
Multimanager Aggressive Equity ..............        32,494,465       50,944,799
Multimanager Core Bond ......................       169,638,479      179,921,909
Multimanager Health Care ....................        92,166,089       63,650,471
Multimanager High Yield .....................       213,304,121      231,116,721
Multimanager International Equity ...........       245,829,048      164,226,264
Multimanager Large Cap Core Equity ..........        56,123,337       48,095,082
Multimanager Large Cap Growth ...............        99,980,987       80,668,907
Multimanager Large Cap Value ................       203,928,625      153,428,851
Multimanager Mid Cap Growth .................        92,728,457       95,248,564
Multimanager Mid Cap Value ..................       100,107,114      113,875,893
Multimanager Small Cap Growth ...............       210,458,013       97,409,394
Multimanager Technology .....................       156,079,275       99,318,164
Target 2015 Allocation ......................            47,294               --
Target 2025 Allocation ......................            43,274               --
Target 2035 Allocation ......................            37,156               --
Target 2045 Allocation ......................            56,756               --

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

4.  Expenses and Related Party Transactions (Concluded)

    respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio              Surviving Portfolio
----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income                     EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------
Shares -- Class B               44,933,985                    162,692,850
Value -- Class B            $        19.21                 $        16.27
Net assets before merger    $  863,181,852                 $1,783,830,817
Net assets after merger     $           --                 $2,647,012,669
----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate           EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                     56,627,684
Value -- Class A           $        23.88                 $         9.13
Net assets before merger   $  508,643,427                 $    8,367,328
Net assets after merger    $           --                 $  517,010,755
----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian            EQ/Capital Guardian
                           U.S. Equity                    Research
----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                    116,269,762
Value -- Class B           $        12.05                 $        15.08
Net assets before merger   $1,010,116,880                 $  743,231,131
Net assets after merger    $           --                 $1,753,348,011
----------------------------------------------------------------------------------------



                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

5.  Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------------
July 6, 2007                Removed Portfolio               Surviving Portfolio
--------------------------------------------------------------------------------------
                                                            EQ/T. Rowe Price
                            EQ/Janus Large Cap Growth       Growth Stock
--------------------------------------------------------------------------------------
Shares -- Class B             30,565,607                      12,460,629
Value -- Class B            $       7.62                    $      23.21
Net assets before merger    $232,909,925                    $ 56,301,274
Net assets after merger     $         --                    $289,211,199
--------------------------------------------------------------------------------------
                            EQ/Wells Fargo Montgomery       Multimanager Small
                            Small Cap                       Cap Growth
--------------------------------------------------------------------------------------
Shares -- Class B              8,839,563                      28,086,973
Value -- Class B            $      14.94                    $      10.65
Net assets before merger    $132,063,071                    $167,063,191
Net assets after merger     $         --                    $299,126,262
--------------------------------------------------------------------------------------
 November 17, 2006          Laudus Rosenberg VIT            EQ/AXA Rosenberg
                            Value Long/Short Equity         Value Long/Short Equity
--------------------------------------------------------------------------------------
Shares -- Class B             13,400,696                      13,400,696
Value -- Class B            $143,923,474                    $143,923,474
Net Assets before merger    $143,923,474                              --
Net Assets after merger               --                    $143,923,474
--------------------------------------------------------------------------------------

6.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:



                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                     --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..............................        0.50%             --               --          0.50%      0.50%
Accumulator Express ..............................        0.70%            0.25%             --          0.95%      0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ....................................        0.90%            0.30%             --          1.20%      1.20%
Accumulator issued after April 1, 2002 ...........        0.75%            0.25%            0.20%        1.20%      1.20%
Accumulator issued on or after
  September 15, 2003 .............................        0.75%            0.30%            0.20%        1.25%      1.25%
Retirement Income for Life .......................        0.75%            0.30%            0.20%        1.25%      1.25%
Accumulator 06, 07 ...............................        0.80%            0.30%            0.20%        1.30%      1.30%
Stylus ...........................................        0.80%            0.30%            0.05%        1.15%      1.15%
Retirement Income for Life (NY) ..................        0.80%            0.30%            0.20%        1.30%      1.30%
Accumulator issued on or after May 1, 1997 .......        1.10%            0.25%             --          1.35%      1.35%
Accumulator Plus .................................        0.90%            0.25%            0.25%        1.40%      1.40%
Accumulator Plus issued on or after
  September 15, 2003 .............................        0.90%            0.35%            0.25%        1.50%      1.50%
Accumulator issued on or after March 1, 2000 .....        1.10%            0.25%            0.20%        1.55%      1.55%
Accumulator Elite, Plus, Select ..................        1.10%            0.25%            0.25%        1.60%      1.60%
Accumulator Elite issued on or after
  September 15, 2003 .............................        1.10%            0.30%            0.25%        1.65%      1.65%
Accumulator Elite 06, 07 .........................        1.10%            0.30%            0.25%        1.65%      1.65%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


                                                           Asset-based                    Current     Maximum
                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                         Expense Risks       Charge          Charge        Charge     Charge
                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Select issued on or
  after September 15, 2003 ..........        1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II ................        1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ...............        1.10%           0.35%            0.45%        1.90%       1.90%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.


                                             When charge
               Charges                       is deducted                      Amount deducted                      How deducted
               -------                       -----------                      ---------------                      ------------
Charges for state premium and other   At time of transaction       Varies by state                             Applied to an annuity
applicable taxes                                                                                               payout option

Charge for Trust expenses             Daily                        Varies by portfolio                         Unit value

Annual Administrative charge          Annually on each             Depending on account value, in Years 1      Unit liquidation
                                      contract date anniversary.   to 2 lesser of $30 or 2% of account         from account value
                                                                   value, thereafter $30

Variable Immediate Annuity payout     At time of transaction       $350 annuity administrative fee             Unit liquidation from
option administrative fee                                                                                      account value

Withdrawal charge                     At time of transaction       Low - During the first seven contract       Unit liquidation from
                                                                   years following a contribution, a 7%        account value
                                                                   charge is deducted in the first contract
                                                                   year from amounts withdrawn that exceed
                                                                   10% of the account value. It declines 1%
                                                                   each year to 1% in the seventh contract
                                                                   year.

                                                                   High - During the first eight contract
                                                                   years following a contribution, a charge
                                                                   is deducted from amounts withdrawn that
                                                                   exceed 10% of the account value. The
                                                                   charge is 8% in the first two contract
                                                                   years following a contribution; the
                                                                   charge is 7% in the third and fourth
                                                                   contract years following a contribution;
                                                                   thereafter it declines by 1% each year
                                                                   in the fifth to eighth contract year.

BaseBuilder benefit charge            Annually on each             0.30%                                       Unit liquidation from
                                      contract date anniversary.                                               account value

Protection Plus                       Annually on each             Low - 0.20%                                 Unit liquidation from
                                      contract date anniversary.                                               account value
                                                                   High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85            Annually on each             Low - 0.20% of the Annual ratchet to        Unit liquidation from
                                      contract date anniversary.   age 85 benefit base                         account value
                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85 or   Annually on each             0.50% of the greater of 5% roll-up to       Unit liquidation from
  annual ratchet to age 85            contract date anniversary.   age 85 or annual ratchet to age 85          account value
                                                                   benefit base

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Concluded)


                                                When charge
               Charges                          is deducted                     Amount deducted                    How deducted
               -------                          -----------                     ---------------                    ------------
  6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                     benefit base

  6% rollup to age 85                    Annually on each            Low - 0.35% of the 6% roll-up to          Unit liquidation from
                                         contract date anniversary.  age 85 benefit base                       account value

                                                                     High - 0.45% of the 6% roll-up to
                                                                     age 85 benefit base

  Greater of 6% or 3% rollup to age      Annually on each            Low - 0.45% of the 6% roll-up to          Unit liquidation from
  85 or annual ratchet to age 85         contract date anniversary.  age 85 benefit base or the Annual         account value
                                                                     ratchet to age 85 benefit base,
                                                                     as applicable

                                                                     High - 0.65% of the 6% or 3% roll-up
                                                                     to age 85 benefit base or the Annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable

  Greater of 6.5% rollup to age                                      0.80% (max 0.95% if reset) of the
  85 or annual rachet to age 85                                      6.5% rollup to age 85 or annual
                                                                     rachet to age 85 benefit base

Guaranteed Withdrawal Benefit for        Annually on each            0.30%                                     Unit liquidation from
Life Enhanced Death Benefit              contract date anniversary                                             account value

Earnings Enhancement Benefit             Annually on each            0.35%                                     Unit liquidation from
(additional death benefit)               contract date anniversary                                             account value

Guaranteed Minimum Income Benefit        Annually on each            Low - 0.45%                               Unit liquidation from
                                         contract date anniversary.                                            account value
                                                                     High - 0.80% (max to 1.10%)


Guaranteed Principal Benefit             Annually on first 10        Low - 100% Guaranteed Principal           Unit liquidation from
                                         contract date               Benefit - 0.50%                           account value
                                         anniversaries
                                                                     High - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit            Annually on each            Low - 5% Withdrawal Option is 0.30%       Unit liquidation from
                                         contract date anniversary   High - 7% Withdrawal Option is 0.50%      account value

Net Loan Interest charge for             Netted against loan         2.00%                                     Unit liquidation from
Rollover                                 repayment                                                             account value

Retirement Income for Life               Annually on contract date   Low -  0.60% for Single life              Unit liquidation from
Benefit charge                           anniversary                        0.80% for Joint life               account value
                                                                     High - 0.75% for Single life
                                                                            0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   Annually on each            Low - 0.60% for Single life;              Unit liquidation from
(GWBL)                                   contract date anniversary      0.75% for Joint life                   account value
                                                                     High - 0.75% for Single life;
                                                                        0.90% for Joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 14.25               --                --           --      5.63 %
         Highest contract charge 1.90% Class B (a)      $ 13.49               --                --           --      4.17 %
         All contract charges                                            189,188        $2,787,372         3.04%
  2006   Lowest contract charge 0.50% Class B (a)       $ 13.49               --                --           --      17.31 %
         Highest contract charge 1.90% Class B (a)      $ 12.95               --                --           --      15.46 %
         All contract charges                                --          103,270        $1,472,607         3.07%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.50               --                --           --      7.52 %
         Highest contract charge 1.90% Class B (a)      $ 11.22               --                --           --      6.01 %
         All contract charges                                --           46,362        $  572,360         5.10%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.70               --                --           --      7.00 %
         Highest contract charge 1.90% Class B (a)      $ 10.56               --                --           --      6.11 %
         All contract charges                                --           19,656        $  227,194         2.60%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)      $ 10.66               --                --           --      6.62 %
         All contract charges                                --              625        $    6,664         1.20%     --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 11.78               --                --           --      5.27 %
         Highest contract charge 1.90% Class B (a)      $ 11.15               --                --           --      3.82 %
         All contract charges                                             43,687        $  512,686         4.38%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.19               --                --           --      5.84 %
         Highest contract charge 1.90% Class B (a)      $ 10.74               --                --           --      4.35 %
         All contract charges                                --           27,021        $  304,681         4.30%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.57               --                --           --      1.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.29               --                --           --      0.50 %
         All contract charges                                --           18,040        $  194,239         4.02%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.37               --                --           --      3.74 %
         Highest contract charge 1.90% Class B (a)      $ 10.24               --                --           --      2.46 %
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.32               --                --           --      3.76 %
         Highest contract charge 1.70% Class B (d)      $ 10.30               --                --           --      3.00 %
         All contract charges                                --              483        $    4,989         3.76%     --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 12.22               --                --           --      4.98 %
         Highest contract charge 1.90% Class B (a)      $ 11.57               --                --           --      3.49 %
         All contract charges                                             83,083        $1,028,164         3.70%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.64               --                --           --      8.22 %
         Highest contract charge 1.90% Class B (a)      $ 11.18               --                --           --      6.70 %
         All contract charges                                --           62,323        $  744,035         3.65%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.76               --                --           --      2.73 %
         Highest contract charge 1.90% Class B (a)      $ 10.48               --                --           --      1.29 %
         All contract charges                                --           40,493        $  451,307         4.68%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.47               --                --           --      4.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.34               --                --           --      3.63 %
         All contract charges                                --           18,199        $  198,701         4.62%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.42               --                --           --      4.83 %
         Highest contract charge 1.70% Class B (d)      $ 10.41               --                --           --      4.10 %
         All contract charges                                --              821        $    8,552         4.83%     --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $  63.00               --                --           --      5.74 %
         Highest contract charge 1.90% Class B         $  46.16               --                --           --      4.25 %
         All contract charges                                            339,622        $5,580,780         3.49%
  2006   Lowest contract charge 0.50% Class B          $  59.58               --                --           --      9.77 %
         Highest contract charge 1.90% Class B         $  44.28               --                --           --      8.23 %
         All contract charges                                --          267,779        $4,210,726         3.03%     --
  2005   Lowest contract charge 0.50% Class B          $  54.27               --                --           --      4.27 %
         Highest contract charge 1.90% Class B         $  40.92               --                --           --      2.81 %
         All contract charges                                --          188,833        $2,886,531         2.93%     --
  2004   Lowest contract charge 0.50% Class B          $  52.05                                                      8.18 %
         Highest contract charge 1.90% Class B         $  39.80               --                --           --      6.66 %
         All contract charges                                --           94,832        $1,705,138         3.65%     --
  2003   Lowest contract charges 0.50% Class B         $  48.11               --                --           --      18.54 %
         Highest contract charges 1.90% Class B        $  37.31               --                --           --      16.86 %
         All contract charges                                --           18,997        $  653,817         3.59%     --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72               --                --           --      5.86 %
         Highest contract charge 1.90% Class B (a)     $  12.98               --                --           --      4.34 %
         All contract charges                                            689,233        $9,864,221         3.23%
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96               --                --           --      13.93 %
         Highest contract charge 1.90% Class B (a)     $  12.44               --                --           --      12.33 %
         All contract charges                                --          450,637        $6,186,804         3.16%     --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37               --                --           --      6.14 %
         Highest contract charge 1.90% Class B (a)     $  11.07               --                --           --      4.65 %
         All contract charges                                --          231,245        $2,819,241         5.28%     --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71               --                --           --      7.46 %
         Highest contract charge 1.90% Class B (a)     $  10.58               --                --           --      6.13 %
         All contract charges                                --           82,739        $  955,400         4.09%     --
  2003   Lowest contract charge 1.25% Class B (d)      $  10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)     $  10.66               --                --           --      6.60 %
         All contract charges                                --            2,415        $   25,768         2.70%     --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 358.57               --                --           --      2.96 %
         Highest contract charge 1.90% Class B         $ 228.16               --                --           --      1.51 %
         All contract charges                                             41,874        $1,221,553         0.97%
  2006   Lowest contract charge 0.50% Class B          $ 348.26               --                --           --      10.14 %
         Highest contract charge 1.90% Class B         $ 224.77               --                --           --      8.59 %
         All contract charges                                --           44,440        $1,355,393         1.20%     --
  2005   Lowest contract charge 0.50% Class B          $ 316.20               --                --           --      3.78 %
         Highest contract charge 1.90% Class B         $ 206.99               --                --           --      2.33 %
         All contract charges                                --           36,983        $1,277,968         0.84%     --
  2004   Lowest contract charge 0.50% Class B          $ 304.68               --                --           --      13.55 %
         Highest contract charge 1.90% Class B         $ 202.28               --                --           --      11.95 %
         All contract charges                                --           23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B         $ 268.33               --                --           --      48.81 %
         Highest contract charges 1.90% Class B        $ 180.69               --                --           --      46.72 %
         All contract charges                                --            5,325        $  877,988         1.30%     --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 23.06               --                --           --      6.32 %
         Highest contract charge 1.90% Class B       $ 18.19               --                --           --      4.84 %
         All contract charges                                          18,561        $  296,887         4.29%
  2006   Lowest contract charge 0.50% Class B        $ 21.69               --                --           --      2.61 %
         Highest contract charge 1.90% Class B       $ 17.35               --                --           --      1.17 %
         All contract charges                             --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B        $ 21.14               --                --           --      0.73 %
         Highest contract charge 1.90% Class B       $ 17.15               --                --           --       (0.68)%
         All contract charges                             --           20,170        $  320,909         3.41%         --
  2004   Lowest contract charge 0.50% Class B        $ 20.98               --                --           --      1.43 %
         Highest contract charge 1.90% Class B       $ 17.27               --                --           --          --
         All contract charges                             --           20,300        $  340,096         3.02%         --
  2003   Lowest contract charges 0.50% Class B       $ 20.69               --                --           --      1.61 %
         Highest contract charges 1.90% Class B      $ 17.27               --                --           --      0.22 %
         All contract charges                             --           17,987        $  328,020         4.49%         --
EQ/AllianceBernstein International (e)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.65               --                --           --      11.14 %
         Highest contract charge 1.90% Class B       $ 18.91               --                --           --      9.62 %
         All contract charges                                          64,446        $1,284,350         1.43%
  2006   Lowest contract charge 0.50% Class B        $ 20.38               --                --           --      22.90 %
         Highest contract charge 1.90% Class B       $ 17.25               --                --           --      21.18 %
         All contract charges                             --           50,659        $  919,120         1.53%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.58               --                --           --      14.72 %
         Highest contract charge 1.90% Class B       $ 14.24               --                --           --      13.11 %
         All contract charges                             --           39,214        $  585,935         1.67%         --
  2004   Lowest contract charge 0.50% Class B        $ 14.45               --                --           --      17.58 %
         Highest contract charge 1.90% Class B       $ 12.59               --                --           --      15.93 %
         All contract charges                             --           28,144        $  371,190         2.10%         --
  2003   Lowest contract charges 0.50% Class B       $ 12.29               --                --           --      34.47 %
         Highest contract charges 1.90% Class B      $ 10.86               --                --           --      32.60 %
         All contract charges                             --           20,522        $  232,935         2.53%         --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $  8.47               --                --           --      13.39 %
         Highest contract charge 1.90% Class B       $  7.49               --                --           --      11.79 %
         All contract charges                                          45,255        $  411,124           --
  2006   Lowest contract charge 0.50% Class B        $  7.47               --                --           --       (1.04)%
         Highest contract charge 1.90% Class B       $  6.70               --                --           --       (2.43)%
         All contract charges                             --           49,049        $  384,363           --          --
  2005   Lowest contract charge 0.50% Class B        $  7.55               --                --           --      14.36 %
         Highest contract charge 1.90% Class B       $  6.86               --                --           --      12.75 %
         All contract charges                             --           53,599        $  409,334           --          --
  2004   Lowest contract charge 0.50% Class B        $  6.60               --                --           --      7.84 %
         Highest contract charge 1.90% Class B       $  6.09               --                --           --      6.32 %
         All contract charges                             --           54,060        $  349,068           --          --
  2003   Lowest contract charges 0.50% Class B       $  6.12               --                --           --      22.65 %
         Highest contract charges 1.90% Class B      $  5.73               --                --           --      20.89 %
         All contract charges                             --           55,750        $  326,649           --          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 19.09               --                --           --      4.03 %
         Highest contract charge 1.90% Class B       $ 15.60               --                --           --      2.56 %
         All contract charges                                          28,944        $  393,130         4.95%
  2006   Lowest contract charge 0.50% Class B        $ 18.35               --                --           --      3.30 %
         Highest contract charge 1.90% Class B       $ 15.21               --                --           --      1.85 %
         All contract charges                             --           27,600        $  371,451         4.04%           --
  2005   Lowest contract charge 0.50% Class B        $ 17.77               --                --           --      1.49 %
         Highest contract charge 1.90% Class B       $ 14.94               --                --           --      0.07 %
         All contract charges                             --           25,641        $  349,668         3.92%           --
  2004   Lowest contract charge 0.50% Class B        $ 17.51               --                --           --      3.23 %
         Highest contract charge 1.90% Class B       $ 14.93               --                --           --      1.78 %
         All contract charges                             --           21,465        $  310,126         4.04%           --
  2003   Lowest contract charges 0.50% Class B       $ 16.96               --                --           --      3.03 %
         Highest contract charges 1.90% Class B      $ 14.67               --                --           --      1.59 %
         All contract charges                             --           16,832        $  258,083         3.43%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.92               --                --           --      16.11 %
         Highest contract charge 1.90% Class B       $ 19.71               --                --           --      14.46 %
         All contract charges                                          28,246        $  526,859           --
  2006   Lowest contract charge 0.50% Class B        $ 19.74               --                --           --      8.46 %
         Highest contract charge 1.90% Class B       $ 17.22               --                --           --      6.94 %
         All contract charges                             --           29,035        $  479,583           --           --
  2005   Lowest contract charge 0.50% Class B        $ 18.20               --                --           --      10.95 %
         Highest contract charge 1.90% Class B       $ 16.10               --                --           --      9.40 %
         All contract charges                             --           28,133        $  443,581           --           --
  2004   Lowest contract charge 0.50% Class B        $ 16.41               --                --           --      13.41 %
         Highest contract charge 1.90% Class B       $ 14.72               --                --           --      11.82 %
         All contract charges                             --           27,198        $  400,895           --           --
  2003   Lowest contract charges 0.50% Class B       $ 14.47               --                --           --      40.21 %
         Highest contract charges 1.90% Class B      $ 13.16               --                --           --      38.25 %
         All contract charges                             --           24,622        $  333,931           --           --
EQ/AllianceBernstein Value (n)
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.41               --                --           --       (5.05)%
         Highest contract charge 1.90% Class B       $ 15.98               --                --           --       (6.39)%
         All contract charges                                         150,945        $2,349,958         1.61%
  2006   Lowest contract charge 0.50% Class B        $ 19.39               --                --           --      20.78 %
         Highest contract charge 1.90% Class B       $ 17.07               --                --           --      19.09 %
         All contract charges                             --          110,933        $1,850,638         1.64%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.05               --                --           --      4.91 %
         Highest contract charge 1.90% Class B       $ 14.33               --                --           --      3.44 %
         All contract charges                             --          101,618        $1,439,640         1.18%         --
  2004   Lowest contract charge 0.50% Class B        $ 15.30               --                --           --      12.88 %
         Highest contract charge 1.90% Class B       $ 13.86               --                --           --      11.29 %
         All contract charges                             --           91,811        $1,278,595         1.46%         --
  2003   Lowest contract charges 0.50% Class B       $ 13.56               --                --           --      28.17 %
         Highest contract charges 1.90% Class B      $ 12.45               --                --           --      26.28 %
         All contract charges                             --           70,973        $  907,823         1.69%         --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value         (000s)          (000s)     Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 11.29                 --                --           --       (1.66)%
         Highest contract charge 1.90% Class B (g)      $ 10.94                 --                --           --       (3.10)%
         All contract charges                                                4,758        $   52,563         0.47%
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.48                 --                --           --       10.61%
         Highest contract charge 1.90% Class B (g)      $ 11.29                 --                --           --        9.06%
         All contract charges                                --              2,735        $   31,030         1.21%         --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.38                 --                --           --        3.83%
         Highest contract charge 1.90% Class B (g)      $ 10.35                 --                --           --        3.49%
         All contract charges                                --                510        $    5,276         1.00%         --
EQ/AXA Rosenberg Value Long/Short Equity (i)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (a)       $ 11.04                 --                --           --        2.03%
         Highest contract charge 1.70% Class B (d)      $ 11.07                 --                --           --        1.47%
         All contract charges                                               12,069        $  134,307         1.91%
  2006   Lowest contract charge 1.20% Class B (a)       $ 10.82                 --                --           --        0.23%
         Highest contract charge 1.70% Class B (d)      $ 10.91                 --                --           --       (0.27)%
         All contract charges                                --             13,017        $  142,226         2.84%         --
  2005   Lowest contract charge 1.20% Class B (a)       $ 10.79                 --                --           --        6.22%
         Highest contract charge 1.70% Class B (d)      $ 10.94                 --                --           --        5.69%
         All contract charges                                --             11,318        $  123,394           --          --
  2004   Lowest contract charge 1.20% Class B (a)       $ 10.16                 --                --           --        1.27%
         Highest contract charge 1.70% Class B (d)      $ 10.35                 --                --           --        1.87%
         All contract charges                                --              3,869        $   39,780           --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.17                 --                --           --        1.72%
         Highest contract charge 1.70% Class B (d)      $ 10.16                 --                --           --        1.60%
         All contract charges                                --                 95        $      966           --          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 26.45                 --                --           --        0.69%
         Highest contract charge 1.90% Class B          $ 22.74             45,201        $  829,334         1.08%      (0.74)%
         All contract charges                                                   --                --           --       20.31%
  2006   Lowest contract charge 0.50% Class B           $ 26.27                 --                --           --       18.62%
         Highest contract charge 1.90% Class B          $ 22.91             44,747        $  846,668         2.90%         --
         All contract charges                                --                 --                --           --        2.44%
  2005   Lowest contract charge 0.50% Class B           $ 21.84                 --                --           --        1.00%
         Highest contract charge 1.90% Class B          $ 19.32             43,949        $  723,084         1.38%         --
         All contract charges                                --                 --                --           --       10.02%
  2004   Lowest contract charge 0.50% Class B           $ 21.32                 --                --           --        8.47%
         Highest contract charge 1.90% Class B          $ 19.12             40,543        $  701,451         2.37%
         All contract charges                                --                 --                --           --       30.58%
  2003   Lowest contract charges 0.50% Class B          $ 19.38                 --                --           --       28.69%
         Highest contract charges 1.90% Class B         $ 17.63             25,890        $  466,739         0.68%         --
         All contract charges                                --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 27.28                 --                --           --        9.65%
         Highest contract charge 1.90% Class B          $ 23.45                 --                --           --        8.06%
         All contract charges                                               52,311        $1,144,877         1.85%
  2006   Lowest contract charge 0.50% Class B           $ 24.88                 --                --           --       25.06%
         Highest contract charge 1.90% Class B          $ 21.70                 --                --           --       23.30%
         All contract charges                                --             51,776        $1,057,795         3.58%         --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --               --            --       10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --               --            --        8.74%
         All contract charges                                --           44,488         $754,971          1.84%        --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --               --            --       21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --               --            --       19.33%
         All contract charges                                --           34,210         $557,170          1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --               --            --       27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --               --            --       25.56%
         All contract charges                                --           29,705         $415,925          2.52%         --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50               --               --            --        3.31%
         Highest contract charge 1.90% Class B (c)      $  6.59               --               --            --        1.70%
         All contract charges                                             31,430         $202,051          1.82%
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26               --               --            --       15.39%
         Highest contract charge 1.90% Class B (c)      $  6.48               --               --            --       13.77%
         All contract charges                                --           30,079         $198,213          2.39%         --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30               --               --            --        5.62%
         Highest contract charge 1.90% Class B (c)      $  5.69               --               --            --        4.14%
         All contract charges                                --           22,950         $135,055          2.19%         --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96               --               --            --        9.05%
         Highest contract charge 1.90% Class B (c)      $  5.47               --               --            --        8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%         --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.74               --               --            --       11.53%
         Highest contract charge 1.90% Class B          $  9.54               --               --            --        9.91%
         All contract charges                                              5,341         $ 62,358          0.23%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --        4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --        3.24%
         All contract charges                                --            5,169         $ 54,129            --          --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --        8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --        6.68%
         All contract charges                                --            4,883         $ 47,467            --          --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --        3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --        1.62%
         All contract charges                                --            3,656         $ 31,705            --          --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --       27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --       25.41%
         All contract charges                                --            2,756         $ 21,924            --          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.95               --               --            --        4.91%
         Highest contract charge 1.90% Class B          $ 12.85               --               --            --        3.46%
         All contract charges                                             34,213         $439,864            --
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --        6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --        5.37%
         All contract charges                                --           30,418         $380,312          0.18%         --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --        4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --        3.12%
         All contract charges                                --           23,591         $283,809          0.21%         --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --        5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --        3.53%
         All contract charges                                --           20,651         $244,375          0.51%         --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B         $ 11.05
         All contract charges                                --
EQ/Capital Guardian Research (j)
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.76
         Highest contract charges 1.90% Class B         $ 10.07
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.90% Class B (f)      $ 11.06
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.23
         Highest contract charge 1.90% Class B (h)      $ 11.02
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --



                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment       Total
                (000s)          (000s)     Income ratio**   Return***
         ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth (Continued)
-----------------------------------------------------------------------
  2003              --                --           --        23.38%
                    --                --           --        21.70%
                22,285        $  254,404         0.13%          --
EQ/Capital Guardian Research (j)
--------------------------------
  2007              --                --           --         1.15%
                    --                --           --        (0.32)%
               113,240        $1,497,202         1.28%
  2006              --                --           --        11.50%
                    --                --           --         9.93%
                56,224        $  739,096         0.56%          --
  2005              --                --           --         5.53%
                    --                --           --         4.05%
                59,370        $  704,554         0.56%         --
  2004              --                --           --        10.35%
                    --                --           --         8.80%
                61,357        $  694,282         0.67%          --
  2003              --                --           --        30.90%
                    --                --           --        29.10%
                54,622        $  562,488         0.48%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --           --         2.32%
                    --                --           --         0.82%
                15,706        $  143,500         7.16%
  2006              --                --           --         7.42%
                    --                --           --         5.92%
                10,025        $  103,369         7.96%          --
  2005              --                --           --         4.56%
                    --                --           --         3.58%
                 3,193        $   33,180        15.00%          --
EQ/Davis New York Venture
-------------------------
  2007              --                --           --         3.22%
                    --                --           --         1.75%
                24,733        $  273,949         0.62%
  2006              --                --           --         8.76%
                    --                --           --         8.29%
                 5,631        $   61,054         0.75%          --
EQ/Equity 500 Index
-------------------
  2007              --                --           --         4.42%
                    --                --           --         2.94%
                74,013        $1,576,822         1.31%
  2006              --                --           --        14.52%
                    --                --           --        12.91%
                76,302        $1,640,567         1.54%          --
  2005              --                --           --         3.88%
                    --                --           --         2.42%
                76,052        $1,537,157         1.35%          --
  2004              --                --           --         9.68%
                    --                --           --         8.14%
                67,829        $1,471,224         1.53%          --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 25.65
         Highest contract charges 1.90% Class B         $ 22.31
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.93
         Highest contract charge 1.90% Class B (g)      $ 10.59
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 10.05
         Highest contract charge 1.90% Class B (g)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $  9.77
         Highest contract charge 1.90% Class B (g)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B         $  7.67
         All contract charges                                --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.59
         Highest contract charge 1.90% Class B          $ 13.15
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.58
         Highest contract charge 1.90% Class B          $ 12.41
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B          $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B          $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B         $  9.55
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.62
         Highest contract charge 1.90% Class B (h)      $ 10.42
         All contract charges



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --           --         27.21%
                    --                --           --         25.40%
                50,505        $1,166,468         1.51%           --
EQ/Evergreen International Bond
-------------------------------
  2007              --                --           --          8.76%
                    --                --           --          7.19%
                18,195        $  194,602         3.41%
  2006              --                --           --          2.90%
                    --                --           --          1.46%
                 8,137        $   80,817         0.43%           --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --            --
EQ/Evergreen Omega
------------------
  2007              --                --           --         10.79%
                    --                --           --          9.26%
                15,374        $  176,492           --
  2006              --                --           --          5.34%
                    --                --           --          3.86%
                13,748        $  141,667         2.13%           --
  2005              --                --           --          3.44%
                    --                --           --          1.99%
                15,270        $  147,725         0.04%           --
  2004              --                --           --          6.51%
                    --                --           --          5.01%
                15,623        $  142,569         0.35%           --
  2003              --                --           --         37.40%
                    --                --           --         35.51%
                 9,822        $   78,212           --            --
EQ/FI Mid Cap
-------------
  2007              --                --           --          7.44 %
                    --                --           --          5.96%
                70,501        $1,035,525           --
  2006              --                --           --         10.97%
                    --                --           --          9.41%
                72,246        $  989,519         3.28%           --
  2005              --                --           --          5.84%
                    --                --           --          4.35%
                70,729        $  867,602         7.65%           --
  2004              --                --           --         15.45%
                    --                --           --         13.82%
                64,623        $  740,923         2.53%           --
  2003              --                --           --         42.80%
                    --                --           --         40.88%
                49,567        $  483,002           --            --
EQ/Franklin Income
------------------
  2007              --                --           --          1.53%
                    --                --           --          0.10%
                57,439        $  601,803         4.16%

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Income (Continued)
-----------------------------
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.46
         Highest contract charge 1.90% Class B (h)      $ 10.41
         All contract charges                                --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $  9.86
         Highest contract charge 1.90% Class B (h)      $  9.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.85
         Highest contract charge 1.90% Class B (h)      $ 10.80
         All contract charges                                --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (p)       $  9.57
         Highest contract charge 1.90% Class B (p)      $  9.48
         All contract charges
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.14
         Highest contract charge 1.90% Class B (f)      $ 11.69
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.79
         Highest contract charge 1.90% Class B (f)      $ 11.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.56
         Highest contract charge 1.90% Class B (f)      $ 10.46
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 35.02
         Highest contract charge 1.90% Class B (c)      $ 26.60
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 32.21
         Highest contract charge 1.90% Class B (c)      $ 24.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 27.24
         Highest contract charge 1.90% Class B (c)      $ 21.28
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $ 26.24
         Highest contract charge 1.90% Class B (c)      $ 20.79
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 16.72
         Highest contract charge 1.90% Class B (f)      $ 16.10
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 14.46
         Highest contract charge 1.90% Class B (f)      $ 14.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.56
         Highest contract charge 1.90% Class B (f)      $ 11.46
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006              --               --            --          4.56%
                    --               --            --          4.11%
                12,757         $132,983          2.34%           --
EQ/Franklin Small Cap Value
---------------------------
  2007              --               --            --       ( 9.12)%
                    --               --            --       (10.37)%
                 5,985         $ 58,243          0.48%
  2006              --               --            --          8.50%
                    --               --            --          8.03%
                 1,481         $ 16,022          0.54%           --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
  2007              --               --            --        (4.30)%
                    --               --            --        (5.20)%
                83,451         $793,251          2.63%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007              --               --            --          2.97%
                    --               --            --          1.48%
                11,173         $131,859          0.78%
  2006              --               --            --         11.65%
                    --               --            --         10.08%
                 7,462         $ 86,530          6.34%           --
  2005              --               --            --          5.64%
                    --               --            --          4.65%
                 2,307         $ 24,225          5.28%           --
EQ/GAMCO Small Company Value
----------------------------
  2007              --               --            --          8.72%
                    --               --            --          7.21%
                15,674         $470,454          0.52%
  2006              --               --            --         18.24%
                    --               --            --         16.58%
                 8,969         $243,842          1.60%           --
  2005              --               --            --          3.80%
                    --               --            --          2.34%
                 5,611         $129,461          1.01%           --
  2004              --               --            --         13.51%
                    --               --            --         13.22%
                   797         $ 17,882          0.39%
EQ/International Growth
-----------------------
  2007              --               --            --         15.63%
                    --               --            --         14.02%
                16,401         $237,725          0.72%
  2006              --               --            --         25.01%
                    --               --            --         23.26%
                 6,096         $ 83,819          1.21%           --
  2005              --               --            --         15.64%
                    --               --            --         14.56%
                 1,394         $ 16,015          2.07%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 15.88
         Highest contract charge 1.90% Class B          $ 13.78
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 15.48
         Highest contract charge 1.90% Class B          $ 13.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 13.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.70
         Highest contract charge 1.90% Class B          $ 13.31
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 14.19
         Highest contract charges 1.90% Class B         $ 13.04
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 17.16
         Highest contract charge 1.90% Class B          $ 14.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.46
         Highest contract charge 1.90% Class B          $ 15.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.58
         Highest contract charge 1.90% Class B          $ 12.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.10
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.78
         Highest contract charges 1.90% Class B         $ 11.62
         All contract charges                                --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.61
         Highest contract charge 1.90% Class B (g)      $ 10.28
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.33
         Highest contract charge 1.90% Class B (g)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.66
         Highest contract charge 1.90% Class B (g)      $ 10.63
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.89
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.19
         Highest contract charge 1.90% Class B (f)      $  9.95
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --           --          2.58%
                    --                --           --          1.10%
                99,922        $1,271,392         4.32%
  2006              --                --           --          3.54%
                    --                --           --          2.09%
                99,116        $1,260,924         4.37%           --
  2005              --                --           --          1.71%
                    --                --           --          0.28%
                93,448        $1,190,350         3.56%           --
  2004              --                --           --          3.58%
                    --                --           --          2.12%
                80,724        $1,064,120         4.15%
  2003              --                --           --          2.84%
                    --                --           --          1.48%
                72,059        $  963,308         3.72%           --
EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --           --        (1.72)%
                    --                --           --        (3.09)%
                27,538        $  419,788         1.32%
  2006              --                --           --         19.78%
                    --                --           --         18.10%
                31,332        $  492,862         4.27%           --
  2005              --                --           --          3.41%
                    --                --           --          1.95%
                35,102        $  468,128         1.50%           --
  2004              --                --           --         10.33%
                    --                --           --          8.78%
                38,178        $  499,166         1.28%           --
  2003              --                --           --         26.16%
                    --                --           --         24.41%
                39,281        $  471,766         1.42%           --
EQ/Legg Mason Value Equity
--------------------------
  2007              --                --           --        (6.35)%
                    --                --           --        (7.72)%
                17,409        $  180,500           --
  2006              --                --           --          6.30%
                    --                --           --          4.81%
                15,831        $  177,206         0.05%           --
  2005              --                --           --          6.62%
                    --                --           --          6.26%
                 2,464        $   26,219         0.13%           --
EQ/Long Term Bond
-----------------
  2007              --                --           --          6.87%
                    --                --           --          5.33%
                11,044        $  114,596         4.52%
  2006              --                --           --          1.31%
                    --                --           --        (0.11)%
                 8,360        $   83,248         5.01%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Long Term Bond (Continued)
-------------------------------------------------------------------
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.06
         Highest contract charge 1.90% Class B (f)      $  9.96
         All contract charges                                --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.80
         Highest contract charge 1.90% Class B (f)      $ 12.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.43
         Highest contract charge 1.90% Class B (f)      $ 12.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.66
         Highest contract charge 1.90% Class B (f)      $ 10.56
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 13.11
         Highest contract charge 1.90% Class B (f)      $ 12.63
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.91
         Highest contract charge 1.90% Class B (f)      $ 11.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.52
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.55
         Highest contract charge 1.90% Class B (f)      $ 12.09
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.54
         Highest contract charge 1.90% Class B (f)      $ 12.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.21
         Highest contract charge 1.90% Class B (f)      $ 11.11
         All contract charges                                --
EQ/Marsico Focus
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 19.52
         Highest contract charge 1.90% Class B          $ 17.85
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.20
         Highest contract charge 1.90% Class B          $ 15.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.82
         Highest contract charge 1.90% Class B          $ 14.88
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.36
         Highest contract charge 1.90% Class B          $ 13.70
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.06
         Highest contract charges 1.90% Class B         $ 12.63
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --           --          0.56%
                    --                --           --        (0.38)%
                 4,300        $   42,957         5.08%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --           --          2.98%
                    --                --           --          1.48%
                11,815        $  147,275         1.13%
  2006              --                --           --         16.63%
                    --                --           --         14.99%
                11,071        $  135,386         1.21%           --
  2005              --                --           --          6.59%
                    --                --           --          5.59%
                 3,072        $   32,532         1.42%           --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --           --         10.08%
                    --                --           --          8.60%
                 6,105        $   78,014         0.80%
  2006              --                --           --         12.13%
                    --                --           --         10.56%
                 4,229        $   49,544         1.21%           --
  2005              --                --           --          6.21%
                    --                --           --          5.22%
                 2,022        $   21,339         0.84%           --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --           --          0.08%
                    --                --           --        (1.31)%
                24,325        $  297,470         0.54%
  2006              --                --           --         11.87%
                    --                --           --         10.30%
                17,475        $  215,636         1.22%           --
  2005              --                --           --         12.11%
                    --                --           --         11.07%
                 9,142        $  101,817         1.70%           --
EQ/Marsico Focus
----------------
  2007              --                --           --         13.49%
                    --                --           --         11.91%
               115,724        $1,909,092         0.18%
  2006              --                --           --          8.78%
                    --                --           --          7.25%
               110,995        $1,644,626         0.73%           --
  2005              --                --           --         10.15%
                    --                --           --          8.61%
                91,026        $1,281,504           --            --
  2004              --                --           --          9.96%
                    --                --           --          8.41%
                69,842        $  931,060           --            --
  2003              --                --           --         30.45%
                    --                --           --         28.62%
                50,777        $  646,010           --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2007   Lowest contract charge 0.00% Class B           $ 43.51
         Highest contract charge 1.90% Class B          $ 26.20
         All contract charges
  2006   Lowest contract charge 0.00% Class B           $ 41.55
         Highest contract charge 1.90% Class B          $ 25.51
         All contract charges                                --
  2005   Lowest contract charge 0.00% Class B           $ 39.77
         Highest contract charge 1.90% Class B          $ 24.88
         All contract charges                                --
  2004   Lowest contract charge 0.00% Class B           $ 38.75
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B          $ 38.46
         Highest contract charges 1.90% Class B         $ 25.00
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.32
         Highest contract charge 1.90% Class B (c)      $  5.56
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  5.26
         Highest contract charge 1.90% Class B (c)      $  4.69
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  4.90
         Highest contract charge 1.90% Class B (c)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  4.67
         Highest contract charge 1.90% Class B (c)      $  4.28
         All contract charges                                --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.86
         Highest contract charge 1.90% Class B (h)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.74
         Highest contract charge 1.90% Class B (h)      $ 10.69
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.70
         Highest contract charge 1.90% Class B (h)      $ 11.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.12
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges                                --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.28
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.91
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --               --            --          4.72%
                    --               --            --          2.70%
                45,468         $851,459          4.59%
  2006              --               --            --          4.48%
                    --               --            --          2.51%
                33,332         $612,694          4.41%           --
  2005              --               --            --          2.62%
                    --               --            --          0.68%
                24,414         $483,274          2.57%           --
  2004              --               --            --          0.78%
                    --               --            --        (1.14)%
                22,453         $474,277          0.74%           --
  2003              --               --            --          0.56%
                    --               --            --        (1.35)%
                22,249         $587,929          0.56%           --
EQ/Montag & Caldwell Growth
---------------------------
  2007              --               --            --         20.15%
                    --               --            --         18.55%
                18,657         $100,498          0.37%
  2006              --               --            --          7.41%
                    --               --            --          5.90%
                 6,440         $ 30,006          0.21%           --
  2005              --               --            --          4.88%
                    --               --            --          3.41%
                 4,693         $ 21,467          0.44%           --
  2004              --               --            --          7.93%
                    --               --            --          7.65%
                   451         $  1,993          0.48%           --
EQ/Mutual Shares
----------------
  2007              --               --            --          1.12%
                    --               --            --        (0.28)%
                32,835         $351,879            --
  2006              --               --            --          7.38%
                    --               --            --          6.92%
                 7,714         $ 82,586          0.39%           --
EQ/Oppenheimer Global
---------------------
  2007              --               --            --          5.22%
                    --               --            --          3.70%
                 9,648         $111,407          0.39%
  2006              --               --            --         11.23%
                    --               --            --         10.75%
                 1,756         $ 19,483          0.07%           --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --               --            --          2.92%
                    --               --            --          1.47%
                 3,395         $ 37,791          0.59%
  2006              --               --            --          9.61%
                    --               --            --          9.13%
                   726         $  7,942          2.04%           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.13
         Highest contract charge 1.90% Class B (h)      $ 11.08
         All contract charges                                --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.07
         Highest contract charge 1.90% Class B (f)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $  9.98
         Highest contract charge 1.90% Class B (f)      $  9.75
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $  9.99
         Highest contract charge 1.90% Class B (f)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.38
         Highest contract charge 1.90% Class B (f)      $ 10.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.04
         Highest contract charge 1.90% Class B (f)      $  9.94
         All contract charges                                --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B         $ 11.95
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --               --            --        (2.25)%
                    --               --            --        (3.61)%
                 5,614         $ 60,151            --
  2006              --               --            --         11.28%
                    --               --            --         10.79%
                   868         $  9,639          1.06%           --
EQ/PIMCO Real Return
--------------------
  2007              --               --            --         10.92%
                    --               --            --          9.33%
                45,578         $486,803          3.07%
  2006              --               --            --        (0.11)%
                    --               --            --        (1.51)%
                31,108         $304,380          4.98%           --
  2005              --               --            --        (0.09)%
                    --               --            --        (1.02)%
                15,284         $151,723          5.31%           --
EQ/Short Duration Bond
----------------------
  2007              --               --            --          4.82%
                    --               --            --          3.35%
                 7,630         $ 80,793          4.54%
  2006              --               --            --          3.44%
                    --               --            --          1.99%
                 5,862         $ 59,826          4.22%           --
  2005              --               --            --          0.36%
                    --               --            --        (0.58)%
                 1,852         $ 18,465          2.64%           --
EQ/Small Company Index
----------------------
  2007              --               --            --        (2.32)%
                    --               --            --        (3.68)%
                28,985         $444,440          1.31%
  2006              --               --            --         17.12%
                    --               --            --         15.48%
                29,757         $475,296          1.32%           --
  2005              --               --            --          3.74%
                    --               --            --          2.28%
                26,002         $364,087          1.15%           --
  2004              --               --            --         17.08%
                    --               --            --         15.44%
                24,789         $343,808          2.47%           --
  2003              --               --            --         45.15%
                    --               --            --         43.11%
                19,516         $239,728          0.37%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
  2007              --               --            --          6.67%
                    --               --            --          5.24%
                17,951         $291,072          0.13%
  2006              --               --            --        (4.49)%
                    --               --            --        (5.83)%
                 3,277         $ 51,291            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.79
         Highest contract charge 1.90% Class B (h)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  5.90
         Highest contract charge 1.90% Class B (c)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.44
         Highest contract charge 1.90% Class B (c)      $  4.99
         All contract charges                                --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.73
         Highest contract charge 1.90% Class B (f)      $ 11.30
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.10
         Highest contract charge 1.90% Class B (f)      $ 11.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.49
         Highest contract charge 1.90% Class B (f)      $ 10.39
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 28.86
         Highest contract charge 1.90% Class B          $ 24.92
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 20.43
         Highest contract charge 1.90% Class B          $ 17.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.98
         Highest contract charge 1.90% Class B          $ 13.30
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.34
         Highest contract charge 1.90% Class B          $ 10.21
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005              --                --           --          3.47%
                    --                --           --          2.02%
                 2,742        $   47,015           --            --
  2004              --                --           --         12.32%
                    --                --           --         12.03%
                   265        $    4,449           --            --
EQ/Templeton Growth
-------------------
  2007              --                --           --          1.58%
                    --                --           --          0.09%
                26,167        $  282,910         0.63%
  2006              --                --           --          7.86%
                    --                --           --          7.39%
                 6,220        $   66,882         0.46%           --
EQ/UBS Growth and Income
------------------------
  2007              --                --           --          0.60%
                    --                --           --        (0.67)%
                15,122        $   84,474         0.85%
  2006              --                --           --         13.58%
                    --                --           --         11.99%
                11,683        $   70,569         0.90%           --
  2005              --                --           --          8.46%
                    --                --           --          6.94%
                 6,468        $   35,639         1.24%           --
  2004              --                --           --         11.67%
                    --                --           --         11.38%
                   449        $    2,306         3.51%           --
EQ/Van Kampen Comstock
----------------------
  2007              --                --           --        (3.06)%
                    --                --           --        (4.32)%
                25,019        $  285,776         1.63%
  2006              --                --           --         15.33%
                    --                --           --         13.71%
                21,516        $  255,976         3.07%           --
  2005              --                --           --          4.88%
                    --                --           --          3.90%
                 9,231        $   96,174         2.07%           --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --           --         41.26%
                    --                --           --         39.30%
                53,185        $1,627,247           --
  2006              --                --           --         36.37%
                    --                --           --         34.46%
                47,631        $1,034,450         0.45%           --
  2005              --                --           --         32.12%
                    --                --           --         30.27%
                38,941        $  606,208         0.63%           --
  2004              --                --           --         23.06%
                    --                --           --         21.33%
                26,330        $  296,336         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B         $  9.21
         Highest contract charges 1.90% Class B        $  8.42
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 16.48
         Highest contract charge 1.90% Class B (f)     $ 15.87
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)      $ 13.53
         Highest contract charge 1.90% Class B (f)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)      $ 12.44
         Highest contract charge 1.90% Class B (f)     $ 12.33
         All contract charges                               --
EQ/Van Kampen Real Estate (m) (o)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (o)      $  8.29
         Highest contract charge 1.70% Class B (o)     $  8.27
         All contract charges
MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  9.92
         Highest contract charges 1.90% Class B        $  9.29
         All contract charges                               --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 11.71
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.33
         Highest contract charge 1.90% Class B         $ 10.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.08
         Highest contract charge 1.90% Class B         $  9.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.45
         Highest contract charge 1.90% Class B         $  8.68
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  8.53
         Highest contract charges 1.90% Class B        $  7.94
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------
  2003              --                --           --         55.05%
                    --                --           --         53.09%
                18,796        $  164,082         1.03%           --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------
  2007              --                --           --         21.80%
                    --                --           --         20.14%
                19,555        $  313,835         0.33%
  2006              --                --           --          8.71%
                    --                --           --          7.19%
                 8,738        $  116,309         0.47%           --
  2005              --                --           --         24.44%
                    --                --           --         23.28%
                 3,164        $   39,124           --            --
EQ/Van Kampen Real Estate (m) (o)
--------------------------------------------------------------------------
  2007              --                --           --       (17.10)%
                    --                --           --       (17.30)%
                54,475        $  451,152         1.00%
MarketPLUS International Core
--------------------------------------------------------------------------
  2007              --                --           --         14.64%
                    --                --           --         13.08%
                57,566        $1,024,304         0.39%
  2006              --                --           --         18.65%
                    --                --           --         16.99%
                62,676        $  973,881         1.38%           --
  2005              --                --           --         16.51%
                    --                --           --         14.91%
                56,000        $  728,289         1.54%           --
  2004              --                --           --         13.04%
                    --                --           --         11.45%
                49,365        $  543,898         1.64%           --
  2003              --                --           --         31.91%
                    --                --           --         30.11%
                34,025        $  323,809         1.54%           --
MarketPLUS Large Cap Core
--------------------------------------------------------------------------
  2007              --                --           --          3.35%
                    --                --           --          1.88%
                21,585        $  243,826         1.14%
  2006              --                --           --         12.38%
                    --                --           --         10.80%
                26,152        $  286,441         0.84%           --
  2005              --                --           --          6.66%
                    --                --           --          5.16%
                30,163        $  294,159         0.49%           --
  2004              --                --           --         10.84%
                    --                --           --          9.28%
                32,507        $  295,494         0.58%
  2003              --                --           --         21.51%
                    --                --           --         19.58%
                32,811        $  266,998         0.69%           --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.86               --               --            --          15.07%
         Highest contract charge 1.90% Class B       $ 16.21               --               --            --          13.36%
         All contract charges                                          22,503         $363,276          0.41%
  2006   Lowest contract charge 0.50% Class B        $ 16.39               --               --            --           7.24%
         Highest contract charge 1.90% Class B       $ 14.30               --               --            --           5.74%
         All contract charges                             --           18,659         $269,728            --             --
  2005   Lowest contract charge 0.50% Class B        $ 15.29               --               --            --           8.48%
         Highest contract charge 1.90% Class B       $ 13.52               --               --            --           6.96%
         All contract charges                             --           19,808         $272,973            --             --
  2004   Lowest contract charge 0.50% Class B        $ 14.09               --               --            --          12.06%
         Highest contract charge 1.90% Class B       $ 12.64               --               --            --          10.48%
         All contract charges                             --           20,997         $272,395            --             --
  2003   Lowest contract charges 0.50% Class B       $ 12.58               --               --            --          28.76%
         Highest contract charges 1.90% Class B      $ 11.44               --               --            --          26.84%
         All contract charges                             --           21,351         $252,025            --             --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.67               --               --            --         (2.10)%
         Highest contract charge 1.90% Class B       $ 16.05               --               --            --         (3.49)%
         All contract charges                                          50,595         $811,824          0.97%
  2006   Lowest contract charge 0.50% Class B        $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B       $ 16.63               --               --            --          10.35%
         All contract charges                             --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B        $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B       $ 15.07               --               --            --           9.21%
         All contract charges                             --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B        $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B       $ 13.80               --               --            --          15.61%
         All contract charges                             --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B       $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B      $ 11.94               --               --            --          30.78%
         All contract charges                             --           35,841         $441,408          0.48%            --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 79.11               --               --            --      10.83 %
         Highest contract charge 1.90% Class B       $ 57.97               --               --            --      9.25 %
         All contract charges                                           4,950         $134,774            --
  2006   Lowest contract charge 0.50% Class B        $ 71.38               --               --            --      4.59 %
         Highest contract charge 1.90% Class B       $ 53.06               --               --            --      3.12 %
         All contract charges                             --            5,287         $139,296            --          --
  2005   Lowest contract charge 0.50% Class B        $ 68.25               --               --            --      7.66 %
         Highest contract charge 1.90% Class B       $ 51.46               --               --            --      6.15 %
         All contract charges                             --            3,925         $127,148            --          --
  2004   Lowest contract charge 0.50% Class B        $ 63.39               --               --            --      11.54 %
         Highest contract charge 1.90% Class B       $ 48.47               --               --            --      9.97 %
         All contract charges                             --            3,203         $119,925            --          --
  2003   Lowest contract charges 0.50% Class B       $ 56.83               --               --            --      36.82 %
         Highest contract charges 1.90% Class B      $ 44.08               --               --            --      34.92 %
         All contract charges                             --            2,180         $101,344            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 12.69               --               --            --           5.66%
         Highest contract charge 1.90% Class B       $ 11.66               --               --            --           4.20%
         All contract charges                                          55,947         $653,841          4.09%
  2006   Lowest contract charge 0.50% Class B        $ 12.01               --               --            --           3.25%
         Highest contract charge 1.90% Class B       $ 11.19               --               --            --           1.80%
         All contract charges                             --           58,160         $651,206          4.11%           --
  2005   Lowest contract charge 0.50% Class B        $ 11.63               --               --            --           1.20%
         Highest contract charge 1.90% Class B       $ 10.99               --               --            --         (0.18)%
         All contract charges                             --           57,425         $631,231          3.47%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B       $ 11.01               --               --            --           1.91%
         All contract charges                             --           55,151         $609,072          3.24%            --
  2003   Lowest contract charge 0.50% Class B        $ 11.11               --               --            --           3.26%
         Highest contract charge 1.90% Class B       $ 10.80               --               --            --           1.79%
         All contract charges                             --           47,365         $516,125          3.67%            --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 13.68               --               --            --           8.49%
         Highest contract charge 1.90% Class B       $ 12.56               --               --            --           6.89%
         All contract charges                                          23,993         $320,884            --
  2006   Lowest contract charge 0.50% Class B        $ 12.61               --               --            --           4.61%
         Highest contract charge 1.90% Class B       $ 11.75               --               --            --           3.14%
         All contract charges                             --           23,416         $290,818          1.05%            --
  2005   Lowest contract charge 0.50% Class B        $ 12.06               --               --            --           6.43%
         Highest contract charge 1.90% Class B       $ 11.39               --               --            --           4.93%
         All contract charges                             --           20,668         $246,216          2.61%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.33               --               --            --          11.57%
         Highest contract charge 1.90% Class B       $ 10.86               --               --            --          10.00%
         All contract charges                             --           17,556         $196,381          4.12%            --
  2003   Lowest contract charge 0.50% Class B        $ 10.16               --               --            --          27.47%
         Highest contract charge 1.90% Class B       $  9.87               --               --            --          25.73%
         All contract charges                             --           11,382         $113,739          1.54%            --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 39.58               --               --            --           2.62%
         Highest contract charge 1.90% Class B       $ 29.39               --               --            --           1.17%
         All contract charges                                          45,225         $879,446          7.17%
  2006   Lowest contract charge 0.50% Class B        $ 38.57               --               --            --           9.38%
         Highest contract charge 1.90% Class B       $ 29.05               --               --            --           7.85%
         All contract charges                             --           46,730         $935,762          6.95%            --
  2005   Lowest contract charge 0.50% Class B        $ 35.26               --               --            --           2.55%
         Highest contract charge 1.90% Class B       $ 26.94               --               --            --           1.11%
         All contract charges                             --           43,908         $877,332          7.68%            --
  2004   Lowest contract charge 0.50% Class B        $ 34.38               --               --            --           8.13%
         Highest contract charge 1.90% Class B       $ 26.64               --               --            --           6.61%
         All contract charges                             --           37,966         $860,727          6.76%            --
  2003   Lowest contract charges 0.50% Class B       $ 31.80               --               --            --          21.93%
         Highest contract charges 1.90% Class B      $ 24.99               --               --            --          20.21%
         All contract charges                             --           25,622         $673,178          7.02%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ----------------  -------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --           11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --           10.25%
         All contract charges                                         34,725         $680,288          0.73%
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --           22.94%
         All contract charges                            --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --           13.25%
         All contract charges                            --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --           15.67%
         All contract charges                            --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --           31.83%
         All contract charges                            --           11,346         $117,579          0.85%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --            4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --            3.00%
         All contract charges                                         13,471         $177,274          0.41%
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --           13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --           11.43%
         All contract charges                            --           13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --            6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --            4.71%
         All contract charges                                         13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --            9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --            7.59%
         All contract charges                            --           12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B       $  9.83               --               --            --           27.46%
         Highest contract charge 1.90% Class B      $  9.55               --               --            --           25.66%
         All contract charges                            --           10,567         $102,131          0.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 11.13               --               --            --           10.64%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --            9.18%
         All contract charges                                         28,454         $322,415            --
  2006   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --          (0.39)%
         Highest contract charge 1.90% Class B      $  9.37               --               --            --          (1.79)%
         All contract charges                            --           30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B       $ 10.10               --               --            --            6.95%
         Highest contract charge 1.90% Class B      $  9.54               --               --            --            5.45%
         All contract charges                            --           28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B       $  9.44               --               --            --            6.13%
         Highest contract charge 1.90% Class B      $  9.05               --               --            --            4.64%
         All contract charges                            --           29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B       $  8.90               --               --            --           30.12%
         Highest contract charge 1.90% Class B      $  8.65               --               --            --           28.15%
         All contract charges                            --           22,496         $197,050            --              --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 15.45               --               --            --           3.07%
         Highest contract charge 1.90% Class B      $ 14.19               --               --            --           1.65%
         All contract charges                                         38,402         $583,473          1.08%
  2006   Lowest contract charge 0.50% Class B       $ 14.99               --               --            --          18.73%
         Highest contract charge 1.90% Class B      $ 13.96               --               --            --          17.06%
         All contract charges                            --           39,025         $577,966          2.82%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.62               --               --            --           6.56%
         Highest contract charge 1.90% Class B      $ 11.93               --               --            --           5.07%
         All contract charges                            --           35,233         $440,121          3.02%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.84               --               --            --          13.85%
         Highest contract charge 1.90% Class B      $ 11.35               --               --            --          12.25%
         All contract charges                            --           29,242         $342,105          6.81%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          30.32%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          28.63%
         All contract charges                            --           20,239         $206,969          2.87%            --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 12.70               --               --            --          11.31%
         Highest contract charge 1.90% Class B      $ 11.67               --               --            --           9.78%
         All contract charges                                         31,721         $414,209            --
  2006   Lowest contract charge 0.50% Class B       $ 11.41               --               --            --           9.07%
         Highest contract charge 1.90% Class B      $ 10.63               --               --            --           7.54%
         All contract charges                            --           35,038         $410,676          0.51%            --
  2005   Lowest contract charge 0.50% Class B       $ 10.46               --               --            --           7.84%
         Highest contract charge 1.90% Class B      $  9.88               --               --            --           6.33%
         All contract charges                            --           35,078         $374,043          1.58%            --
  2004   Lowest contract charge 0.50% Class B       $  9.70               --               --            --          11.17%
         Highest contract charge 1.90% Class B      $  9.30               --               --            --           9.61%
         All contract charges                            --           35,482         $346,528          1.55%            --
  2003   Lowest contract charge 0.50% Class B       $  8.72               --               --            --          39.52%
         Highest contract charge 1.90% Class B      $  8.48               --               --            --          37.67%
         All contract charges                            --           28,678         $246,717          1.91%            --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 14.47               --               --            --          (0.41)%
         Highest contract charge 1.90% Class B      $ 13.29               --               --            --          (1.85)%
         All contract charges                                         27,826         $392,988            --
  2006   Lowest contract charge 0.50% Class B       $ 14.53               --               --            --          14.16%
         Highest contract charge 1.90% Class B      $ 13.54               --               --            --          12.56%
         All contract charges                            --           30,733         $438,437          1.72%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.73               --               --            --           6.81%
         Highest contract charge 1.90% Class B      $ 12.03               --               --            --           5.31%
         All contract charges                            --           29,548         $370,654          6.98%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.92               --               --            --          14.61%
         Highest contract charge 1.90% Class B      $ 11.42               --               --            --          13.00%
         All contract charges                            --           30,025         $353,096          4.10%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          39.95%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          37.90%
         All contract charges                            --           21,347         $218,393          0.43%           --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $ 15.15
         Highest contract charges 1.90% Class B        $ 13.92
         All contract charges                               --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 13.01
         Highest contract charge 1.90% Class B         $ 11.95
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.06
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.36
         Highest contract charge 1.90% Class B         $  9.79
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.36
         Highest contract charge 1.90% Class B         $  8.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B          $  8.96
         Highest contract charge 1.90% Class B         $  8.71
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
  2007              --               --            --          3.18%
                    --               --            --          1.79%
                28,681         $242,159            --
  2006              --               --            --          9.66%
                    --               --            --          8.12%
                17,157         $147,393          1.40%           --
  2005              --               --            --          6.95%
                    --               --            --          5.45%
                 9,010         $ 72,375          3.58%           --
  2004              --               --            --         14.09%
                    --               --            --         13.79%
                   388         $  2,939            --            --
Multimanager Small Cap Value
----------------------------
  2007              --               --            --       (10.31)%
                    --               --            --       (11.55)%
                47,546         $723,958          0.29%
  2006              --               --            --         15.53%
                    --               --            --         13.91%
                57,348         $992,117          5.49%           --
  2005              --               --            --          4.16%
                    --               --            --          2.70%
                56,358         $874,837          4.46%           --
  2004              --               --            --         16.52%
                    --               --            --         14.88%
                52,025         $811,982          6.15%
  2003              --               --            --         36.75%
                    --               --            --         34.75%
                38,520         $549,902          1.09%           --
Multimanager Technology (b)
---------------------------
  2007              --               --            --         17.63%
                    --               --            --         15.91%
                28,291         $373,990            --
  2006              --               --            --          6.76%
                    --               --            --          5.26%
                24,173         $271,064            --            --
  2005              --               --            --         10.71%
                    --               --            --          9.16%
                24,317         $253,676            --            --
  2004              --               --            --          4.46%
                    --               --            --          2.99%
                24,512         $228,436          0.93%           --
  2003              --               --            --         56.90%
                    --               --            --         54.71%
                 7,597         $ 67,141          4.79%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available on September 22, 2003.
(e) A substitution of EQ/AllianceBernstein International for EQ/International Equity Index occurred on May 2, 2003.
(f) Units were made available for sale on May 9, 2005.
(g) Units were made available for sale on October 17, 2005.
(h) Units were made available for sale on September 18, 2006.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o) Units were made available for sale on August 17, 2007.
(p) Units were made available for sale on May 29, 2007.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.


** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-102

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account Nos. 45 and 49:

            - Report of Independent Registered Public Accounting Firm -
              - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2007;
            - Statements of Operations for the Year Ended December 31, 2007;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2007 and 2006; and
            - Notes to Financial Statements.

         2. AXA Equitable Life Insurance Company:

            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2007 and
              2006;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2007, 2006 and 2005;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2007, 2006 and 2005;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2007, 2006 and 2005; and
            - Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP

            - Consolidated Statements of Income for the Year Ended December 31,
              2005;

            - Consolidated Statements of Changes in Partners' Capital and
              Comprehensive Income for the Year Ended December 31, 2005;

            - Consolidated Statements of Cash Flows for the Year Ended December
              31, 2005;

            - Notes to Consolidated Financial Statements.

         4. AllianceBernstein Holding L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP

            - Statements of Income for the Year Ended December 31, 2005;

            - Statements of Changes in Partners' Capital and Comprehensive
              Income for the Year Ended December 31, 2005;

            - Statements of Cash Flows for the Year Ended December 31, 2005;

            - Notes to Financial Statements.


         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Company ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), The Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (f) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (g) First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (h) Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (k) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (l) Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (m) Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (IRA) Certificates, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 33-83750, filed February 27, 1998.

            (g) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (NQ) Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (QP) Certificates, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 33-83750, filed February 27, 1998.

            (i) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (j) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement on No. 33-83750, filed February 27, 1998.

            (k) Form of Endorsement for Extra Credit Annuity Form No. 98ECENDI
                and Data Pages, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (l) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (m) Form of Endorsement for Beneficiary Continuation Option Form No.
                2000 ENIRAI-IM, applicable to IRA certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (n) Form of Endorsement applicable to Roth IRA Contracts, Form No.
                IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (o) Revised Form of Endorsement applicable to IRA Certificates, Form
                No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (p) Form of Endorsement applicable to Non-Qualified Certificates,
                Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (q) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (r) Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (s) Form of Data Pages for Equitable Accumulator (Rollover IRA
                (revised), Roth Conversion (revised), NQ (revised), QP-Defined Contribution (revised), QP-Defined Benefit (revised), TSA previously filed with this Registration Statement File
                No. 333-64751 on April 25, 2001.

            (t) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000
                BENE-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (u) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-
                Qualified Certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (v) Form of Endorsement applicable to non-qualified contract/
                certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit 5(e) to Registration Statement No. 33-83750, filed February 27, 1998.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

            (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement among Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-64751 on December 5, 2001.

            (c) Form of Participation Agreement among The Equitable Life
                Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

            (d) Form of Participation Agreement among BARR Rosenberg Variable
                Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

            (e) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64751 on June 7, 1999.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-64751, on April 20, 2006.

            (c) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-64751, on April 26, 2007.

            (d) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, is filed herewith.

        10. (a)(i)  Consent of PricewaterhouseCoopers LLP is filed herewith.

            (a)(ii) Consent of KPMG LLP is filed herewith.

            (b) Powers of Attorney, incorporated herein by reference to Exhibit
                No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

            (c) Powers of Attorney incorporated herein by reference to Exhibit
                No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

            (d) Powers of Attorney, incorporated herein by reference to Exhibit
                10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

            (e) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

            (f) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

            (g) Powers of Attorney, incorporated herein by reference to Exhibit
                10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to Exhibit 10(d) to Registration Statement (File No. 333-127445), filed on November 16, 2005.

            (i) Powers of Attorney, previously filed with this Registration
                Statement, File No. 333-64751, on April 20, 2006.

            (j) Powers of Attorney, previously filed with this Registration
                Statement, File No. 333-64751, on April 26, 2007.

            (k) Powers of Attorney are filed herewith.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4 filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27. Number of Contractowners

         As of February 29, 2008, there were 3,518 Qualified Contract holders and 1,941 Non-Qualified Contract holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification
         (a)  Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provides, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

         (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies in 150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)   Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I, FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2008.


                                    SEPARATE ACCOUNT No. 45 OF
                                    AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (Registrant)

                                    By: AXA Equitable Life Insurance Company
                                               (Depositor)

                                    By: /s/ Dodie Kent
                                        -----------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel
                                            AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2008.


                                           AXA EQUITABLE LIFE ASSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton            Lorie A. Slutsky
Christopher M. Condron      Mary R. (Nina) Henderson       Ezra Suleiman
Henri de Castries           James F. Higgins               Peter J. Tobin
Denis Duverne               Scott D. Miller
Charlynn Goins              Joseph H. Moglia



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2008

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                        -------------

 9(d)       Opinion and Consent of Counsel                           EX-99.9d

10(a)(i)    Consent of PricewaterhouseCoopers LLP                    EX-99.10ai

10(a)(ii)   Consent of KPMG LLP                                      EX-99.10aii

10(k)       Powers of Attorney                                       EX-99.10k